    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2013

               REGISTRATION NO. 333-131035 INVESTMENT COMPANY ACT NO. 811-07975

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 37


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 139


                               -----------------

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (NAME OF DEPOSITOR)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ________ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

              INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

================================================================================

PREMIER

EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 37 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 37 incorporates by reference the prospectus dated May 1, 2013, contained in Part A of Post-Effective Amendment No. 36, filed on April 12, 2013.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                      Supplement dated December 30, 2013
             to Prospectuses dated April 29, 2013 and May 1, 2013

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

--------------------------------------------------------------------------------

This supplement describes new portfolios, as well as changes to certain other portfolios, of the Advanced Series Trust ("AST"). Please note, not all portfolio changes described below may be applicable to your Annuity.

NEW AST PORTFOLIOS
------------------

AST BOND PORTFOLIO 2025. Effective on or about January 2, 2014, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, L, and X Series (for contracts issued prior to February 25, 2013)

      . Prudential Premier Advisor(R) Variable Annuity (for contracts issued prior to February 25,2013)

      .   Prudential Premier B, L, and X Series

      .   Prudential Premier Bb Series

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO. Effective on or about February 10, 2014, a variable investment option that invests in this Portfolio will be added as a Sub-account to your Annuity. If you do not currently own an
                                                       ------
optional living benefit, you are permitted to allocate Purchase Payments (if permitted under your Annuity) and make transfers both to and from this variable investment option. If you currently own an optional living benefit, this variable investment option is not available to you. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, and L Series (for contracts issued on or after February 25, 2013 through February 7, 2014)

      .   Prudential Premier(R) Retirement Variable Annuity

      .   Prudential Premier(R) Advisor(R) Variable Annuity

OTHER PORTFOLIO CHANGES
-----------------------

All changes described below are effective on or about February 10, 2014.

AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO. This Portfolio will restate its underlying mutual fund portfolio annual expenses to reflect the addition of a management fee waiver as shown in the chart below.

AST FIRST TRUST BALANCED TARGET PORTFOLIO. This Portfolio will be changing its name to the AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO. Also, Pyramis Global Advisors, LLC, a Fidelity Investments Company, will replace First Trust Advisors L.P. as the subadvisor to the Portfolio.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO. Subject to shareholder approval on or about January 15, 2014, this Portfolio will be merged with the AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO. All references to the AST Goldman Sachs Concentrated Growth Portfolio and corresponding variable investment option should be disregarded.

GENPRODSUP2

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO. This Portfolio will be adding a new subadvisor, Parametric Portfolio Associates LLC to the Portfolio. Please see the table below titled "Investment Objectives/Policies."

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                            Broker              Total                      Net
                                                                  Dividend Fees and Acquired   Annual   Contractual Fee  Annual
                                                     Distribution Expense  Expenses Portfolio Portfolio    Waiver or      Fund
Underlying                     Management  Other       (12b-1)    on Short on Short  Fees &   Operating     Expense     Operating
Portfolio                         Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses   Reimbursement  Expenses
----------                     ---------- --------   ------------ -------- -------- --------- --------- --------------- ---------
AST Bond Portfolio 2025.......    0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%         0.00%       0.78%
AST FI Pyramis(R) Asset
  Allocation Portfolio........    0.82%     0.06%        0.10%      0.00%    0.00%    0.00%     0.98%        0.018%       0.96%
AST FI Pyramis(R)
  Quantitative Portfolio......    0.81%     0.02%        0.10%      0.00%    0.00%    0.00%     0.93%        0.019%/2/    0.91%
AST Loomis Sayles Large-Cap
  Growth Portfolio............    0.87%     0.02%        0.10%      0.00%    0.00%    0.00%     0.99%         0.06%/3/    0.93%
AST New Discovery Asset
  Allocation Portfolio........    0.83%     0.11%        0.10%      0.00%    0.00%    0.00%     1.04%        0.009%/4/    1.03%
AST T. Rowe Price Growth
  Opportunities Portfolio.....    0.88%     0.03%/5/     0.10%      0.00%    0.00%    0.00%     1.01%         0.00%       1.01%

Pyramis is a registered service mark of FMR LLC. Used under license.

/1/ The Portfolio will commence operations on or about January 2, 2014. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2014.
/2/ The Investment Managers have contractually agreed to waive 0.019% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/3/ The Investment Managers have contractually agreed to waive 0.06% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/4/ The Investment Managers have contractually agreed to waive 0.009% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/5/ The Portfolio will commence operations on or about February 10, 2014. Estimate based in part on assumed average daily net assets of $750 million for the Portfolio for the fiscal period ending December 31, 2014.

In the section titled, "Investment Options," we add the following summary descriptions for certain Portfolios described above to the Investment Objectives/Policies table as follows:

                                                                                                PORTFOLIO
STYLE/                                                                                           ADVISOR/
TYPE                                INVESTMENT OBJECTIVES/POLICIES                             SUBADVISOR(S)
------        ---------------------------------------------------------------------------- ----------------------
FIXED INCOME  AST BOND PORTFOLIO 2025: seeks the highest total return for a specific       Prudential Investment
              period of time, consistent with the preservation of capital and liquidity      Management, Inc.
              needs. Total return is comprised of current income and capital appreciation. Under normal market conditions, the Portfolio invests at least 80% of its investable assets in bonds. The Portfolio is designed to meet the parameters established to support certain living benefits for variable annuities that mature on December 31, 2025. Please note that you may not make purchase payments and contract owner initiated transfers to this Portfolio, and that this Portfolio is available only with certain living benefits.

GENPRODSUP2

                                                                                                      PORTFOLIO
STYLE/                                                                                                 ADVISOR/
TYPE                                    INVESTMENT OBJECTIVES/POLICIES                              SUBADVISOR(S)
------            --------------------------------------------------------------------------- ---------------------------

ASSET ALLOCATION  AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO (formerly AST First Trust           Pyramis Global Advisors,
                  Balanced Target Portfolio): seeks long-term capital growth balanced by      LLC a Fidelity Investments
                  current income. The portfolio invests, under normal circumstances,                   Company
                  65% of its net assets in equities (US and non-US) and 35% of its net assets in fixed income (investment grade and below investment grade).
                  The Portfolio will invest in a mix of actively managed quantitative strategies as well as index exposures. The actively managed underlying components will seek to add value through bottom-up security selection. The subadvisor will also seek to add value through active allocation driven by the portfolio management team's evolving secular, cyclical and tactical views of the markets.

LARGE-CAP GROWTH  AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO: seeks capital                      Loomis, Sayles &
                  growth. Income realization is not an investment objective and any                 Company, L.P.
                  income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks of large companies that are selected for their growth potential. Large capitalization companies are companies with market capitalizations within the market capitalization range of the Russell 1000(R) Growth Index. The Portfolio
                  Manager employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

ASSET ALLOCATION  AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO: seeks total return.             Bradford & Marzec LLC;
                  Total return is comprised of capital appreciation and income. Under            Brown Advisory, LLC;
                  normal circumstances, approximately 70% of the Portfolio's assets are            C.S. McKee, LP;
                  allocated to a combination of domestic and international equity               EARNEST Partners, LLC;
                  strategies and approximately 30% of the Portfolio's assets are allocated    Epoch Investment Partners,
                  to certain foreign and domestic fixed income investment strategies. A       Inc.; Parametric Portfolio
                  portion of the Portfolio may be invested in below investment grade           Associates LLC; Security
                  bonds, commonly known as "junk bonds".                                      Investors, LLC; Thompson,
                                                                                                Siegel & Walmsley LLC

ASSET ALLOCATION  AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO: seeks a high              T. Rowe Price Associates,
                  level of total return by investing primarily in a diversified portfolio of      Inc./T. Rowe Price
                  equity and fixed income securities. The Portfolio invests, under normal        International, Ltd.
                  circumstances, approximately 85% of its total assets in equity securities and 15% in fixed income securities. The Portfolio's subadvisor will concentrate on common stock investments in larger, more established companies, but the subadvisor may also invest in small and medium-
                  sized companies. Up to 40% of the equity portion may be invested in foreign (non-US dollar denominated) equity securities. The fixed income portion of the Portfolio will be allocated among investment grade securities; high yield or "junk" bonds; foreign (non-US dollar denominated) high quality debt securities and emerging market securities; and cash reserves.

Pyramis is a registered service mark of FMR LLC. Used under license.

GENPRODSUP2

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


                MAY 1, 2013, AS SUPPLEMENTED DECEMBER 30, 2013


  PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE
                               ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series"), and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
May 1, 2013, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Company...........................................   2
            Experts...........................................   2
            Principal Underwriter.............................   2
            Payments Made to Promote Sale of Our Products.....   2
            Determination of Accumulation Unit Values.........   4
            Separate Account Financial Information............  A1
            Company Financial Information.....................  B1

         PRUCO LIFE INSURANCE                    PRUDENTIAL ANNUITY
                COMPANY                            SERVICE CENTER
             OF NEW JERSEY                          P.O. BOX 7960
         213 WASHINGTON STREET                      PHILADELPHIA,
        NEWARK, NJ  07102-2992                   PENNSYLVANIA 19176
                                              TELEPHONE: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2012 and for each of the two years in the period then ended December 31, 2012, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. LLC ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by PLNJ, PAD received commissions of $106,497,788, $97,819,083, and $73,455,927 in 2012, 2011, and
2010 respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04 respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97031    $10.56695        2,034
   01/01/2007 to 12/31/2007...........  $10.56695    $11.37993       21,637
   01/01/2008 to 12/31/2008...........  $11.37993    $ 7.65052       61,164
   01/01/2009 to 12/31/2009...........  $ 7.65052    $ 9.38262      103,577
   01/01/2010 to 12/31/2010...........  $ 9.38262    $10.36013      111,884
   01/01/2011 to 12/31/2011...........  $10.36013    $ 9.94560       79,825
   01/01/2012 to 12/31/2012...........  $ 9.94560    $11.04063       37,026
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98903    $10.51047          409
   01/01/2007 to 12/31/2007...........  $10.51047    $11.35002          762
   01/01/2008 to 12/31/2008...........  $11.35002    $ 7.85721       19,402
   01/01/2009 to 12/31/2009...........  $ 7.85721    $ 9.77902       10,935
   01/01/2010 to 12/31/2010...........  $ 9.77902    $10.96581       11,983
   01/01/2011 to 12/31/2011...........  $10.96581    $10.82680        9,938
   01/01/2012 to 12/31/2012...........  $10.82680    $12.13445       10,196
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98466    $11.04630            0
   01/01/2007 to 12/31/2007...........  $11.04630    $10.88138        1,038
   01/01/2008 to 12/31/2008...........  $10.88138    $ 7.00249        1,031
   01/01/2009 to 12/31/2009...........  $ 7.00249    $ 8.13330           58
   01/01/2010 to 12/31/2010...........  $ 8.13330    $ 9.13168           52
   01/01/2011 to 12/31/2011...........  $ 9.13168    $ 9.32741          140
   01/01/2012 to 05/04/2012...........  $ 9.32741    $10.14429            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97972    $10.52337            0
   01/01/2007 to 12/31/2007...........  $10.52337    $11.31927            0
   01/01/2008 to 12/31/2008...........  $11.31927    $ 7.95908       62,922
   01/01/2009 to 12/31/2009...........  $ 7.95908    $ 9.67779      110,693
   01/01/2010 to 12/31/2010...........  $ 9.67779    $10.71940      104,472
   01/01/2011 to 12/31/2011...........  $10.71940    $10.44310      113,848
   01/01/2012 to 12/31/2012...........  $10.44310    $11.58364      119,961
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 9.18392            0
   01/01/2012 to 12/31/2012...........  $ 9.18392    $10.13441            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94956    $11.03865           37
   01/01/2007 to 12/31/2007...........  $11.03865    $11.01375        1,005
   01/01/2008 to 12/31/2008...........  $11.01375    $ 6.81010          931
   01/01/2009 to 12/31/2009...........  $ 6.81010    $ 7.94241          925
   01/01/2010 to 12/31/2010...........  $ 7.94241    $ 8.80734          920
   01/01/2011 to 12/31/2011...........  $ 8.80734    $ 8.64319          915
   01/01/2012 to 12/31/2012...........  $ 8.64319    $ 9.66596          911

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98002    $10.62541          306
   01/01/2007 to 12/31/2007...........  $10.62541    $11.49740       10,252
   01/01/2008 to 12/31/2008...........  $11.49740    $ 7.37696       34,509
   01/01/2009 to 12/31/2009...........  $ 7.37696    $ 9.11790       78,324
   01/01/2010 to 12/31/2010...........  $ 9.11790    $10.19470       79,487
   01/01/2011 to 12/31/2011...........  $10.19470    $ 9.81023       68,475
   01/01/2012 to 12/31/2012...........  $ 9.81023    $11.00221       79,055
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08117    $ 7.36015        5,616
   01/01/2009 to 12/31/2009...........  $ 7.36015    $ 8.95623       12,278
   01/01/2010 to 12/31/2010...........  $ 8.95623    $ 9.88530       12,502
   01/01/2011 to 12/31/2011...........  $ 9.88530    $ 9.57190       11,541
   01/01/2012 to 12/31/2012...........  $ 9.57190    $10.41017       12,006
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88729    $12.14117           26
   01/01/2007 to 12/31/2007...........  $12.14117    $ 9.58557          461
   01/01/2008 to 12/31/2008...........  $ 9.58557    $ 6.13964          408
   01/01/2009 to 12/31/2009...........  $ 6.13964    $ 7.98820        2,139
   01/01/2010 to 12/31/2010...........  $ 7.98820    $10.13822        3,415
   01/01/2011 to 12/31/2011...........  $10.13822    $10.65738        4,767
   01/01/2012 to 12/31/2012...........  $10.65738    $12.12312        4,667
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98313    $10.47569            0
   01/01/2007 to 12/31/2007...........  $10.47569    $ 8.49487          923
   01/01/2008 to 07/18/2008...........  $ 8.49487    $ 7.79489            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $ 9.96780            0
   01/01/2007 to 12/31/2007...........  $ 9.96780    $10.93150          798
   01/01/2008 to 12/31/2008...........  $10.93150    $ 6.02708          798
   01/01/2009 to 12/31/2009...........  $ 6.02708    $ 7.88526            0
   01/01/2010 to 12/31/2010...........  $ 7.88526    $10.30726            0
   01/01/2011 to 12/31/2011...........  $10.30726    $ 8.83227          447
   01/01/2012 to 12/31/2012...........  $ 8.83227    $10.45861          445
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10368    $ 7.52057            0
   01/01/2009 to 12/31/2009...........  $ 7.52057    $ 8.99129          177
   01/01/2010 to 12/31/2010...........  $ 8.99129    $10.04846          171
   01/01/2011 to 12/31/2011...........  $10.04846    $ 9.66500           93
   01/01/2012 to 12/31/2012...........  $ 9.66500    $10.83101          114
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.54657            0
   01/01/2007 to 12/31/2007...........  $10.54657    $11.29022            0
   01/01/2008 to 12/31/2008...........  $11.29022    $ 7.29440       12,050
   01/01/2009 to 12/31/2009...........  $ 7.29440    $ 8.90938       22,976
   01/01/2010 to 12/31/2010...........  $ 8.90938    $10.04843       22,831
   01/01/2011 to 12/31/2011...........  $10.04843    $ 9.76073       25,823
   01/01/2012 to 12/31/2012...........  $ 9.76073    $10.64957       25,946
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.32517           40
   01/01/2007 to 12/31/2007...........  $10.32517    $11.34443        4,379
   01/01/2008 to 12/31/2008...........  $11.34443    $ 6.63312        3,453
   01/01/2009 to 12/31/2009...........  $ 6.63312    $ 8.24065      231,258
   01/01/2010 to 12/31/2010...........  $ 8.24065    $ 9.67263      240,391
   01/01/2011 to 12/31/2011...........  $ 9.67263    $ 8.94643      126,156
   01/01/2012 to 12/31/2012...........  $ 8.94643    $ 9.96274      148,146
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99886    $ 7.48243            0
   01/01/2009 to 11/13/2009...........  $ 7.48243    $ 8.38866            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99886    $10.76808      110,119

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17554    $ 6.12120            0
   01/01/2009 to 12/31/2009...........  $ 6.12120    $ 8.15552        2,641
   01/01/2010 to 12/31/2010...........  $ 8.15552    $ 9.66742        2,839
   01/01/2011 to 12/31/2011...........  $ 9.66742    $ 9.05374        1,516
   01/01/2012 to 12/31/2012...........  $ 9.05374    $11.32180        2,015
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93522    $10.27272           15
   01/01/2007 to 12/31/2007...........  $10.27272    $11.54768        1,043
   01/01/2008 to 12/31/2008...........  $11.54768    $ 6.80215        1,043
   01/01/2009 to 12/31/2009...........  $ 6.80215    $10.02194           14
   01/01/2010 to 12/31/2010...........  $10.02194    $10.90040           14
   01/01/2011 to 12/31/2011...........  $10.90040    $10.32470           14
   01/01/2012 to 12/31/2012...........  $10.32470    $12.19438           13
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96082    $11.05658            0
   01/01/2007 to 12/31/2007...........  $11.05658    $11.46217            0
   01/01/2008 to 12/31/2008...........  $11.46217    $ 6.70422            0
   01/01/2009 to 12/31/2009...........  $ 6.70422    $ 7.88035            0
   01/01/2010 to 12/31/2010...........  $ 7.88035    $ 8.77303            0
   01/01/2011 to 12/31/2011...........  $ 8.77303    $ 8.17450            0
   01/01/2012 to 12/31/2012...........  $ 8.17450    $ 9.64702            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95821    $ 9.88690            7
   01/01/2007 to 12/31/2007...........  $ 9.88690    $11.63610          969
   01/01/2008 to 12/31/2008...........  $11.63610    $ 6.79421        1,050
   01/01/2009 to 12/31/2009...........  $ 6.79421    $10.52603        2,189
   01/01/2010 to 12/31/2010...........  $10.52603    $12.43875        2,514
   01/01/2011 to 12/31/2011...........  $12.43875    $11.90199        3,497
   01/01/2012 to 12/31/2012...........  $11.90199    $14.03983        3,279
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03374    $ 7.64904            0
   01/01/2009 to 12/31/2009...........  $ 7.64904    $ 9.56872        3,968
   01/01/2010 to 12/31/2010...........  $ 9.56872    $11.96255        3,893
   01/01/2011 to 12/31/2011...........  $11.96255    $11.95115        2,251
   01/01/2012 to 12/31/2012...........  $11.95115    $13.63512        3,166
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.58693            0
   01/01/2007 to 12/31/2007...........  $10.58693    $10.69905          986
   01/01/2008 to 12/31/2008...........  $10.69905    $ 7.85611          981
   01/01/2009 to 12/31/2009...........  $ 7.85611    $10.50209        5,938
   01/01/2010 to 12/31/2010...........  $10.50209    $11.75527        6,668
   01/01/2011 to 12/31/2011...........  $11.75527    $11.96101        6,578
   01/01/2012 to 12/31/2012...........  $11.96101    $13.43228        6,384
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08935    $ 7.62976        9,645
   01/01/2009 to 12/31/2009...........  $ 7.62976    $ 9.28381       28,168
   01/01/2010 to 12/31/2010...........  $ 9.28381    $10.21746       27,766
   01/01/2011 to 12/31/2011...........  $10.21746    $10.02557       29,319
   01/01/2012 to 12/31/2012...........  $10.02557    $10.88847       29,415
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99238    $10.62617           30
   01/01/2007 to 12/31/2007...........  $10.62617    $12.47532        1,088
   01/01/2008 to 12/31/2008...........  $12.47532    $ 6.12290        5,055
   01/01/2009 to 12/31/2009...........  $ 6.12290    $ 8.16926        1,345
   01/01/2010 to 12/31/2010...........  $ 8.16926    $ 9.22453        1,337
   01/01/2011 to 12/31/2011...........  $ 9.22453    $ 7.92152        1,280
   01/01/2012 to 12/31/2012...........  $ 7.92152    $ 9.40319        1,136

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01053    $10.88971           36
   01/01/2007 to 12/31/2007...........  $10.88971    $12.65064           59
   01/01/2008 to 12/31/2008...........  $12.65064    $ 6.98609          117
   01/01/2009 to 12/31/2009...........  $ 6.98609    $ 8.99093       12,020
   01/01/2010 to 12/31/2010...........  $ 8.99093    $ 9.84949       13,803
   01/01/2011 to 12/31/2011...........  $ 9.84949    $ 8.49467        8,166
   01/01/2012 to 12/31/2012...........  $ 8.49467    $ 9.77427       11,502
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99886    $10.75975      208,871
   01/01/2009 to 12/31/2009...........  $10.75975    $11.81058       32,158
   01/01/2010 to 12/31/2010...........  $11.81058    $12.90677        9,298
   01/01/2011 to 12/31/2011...........  $12.90677    $14.31277      162,322
   01/01/2012 to 12/31/2012...........  $14.31277    $15.44196       79,154
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11187    $ 7.15278        2,101
   01/01/2009 to 12/31/2009...........  $ 7.15278    $ 8.93513        9,986
   01/01/2010 to 12/31/2010...........  $ 8.93513    $10.02926       10,507
   01/01/2011 to 12/31/2011...........  $10.02926    $ 9.83462        7,983
   01/01/2012 to 12/31/2012...........  $ 9.83462    $11.01608       13,072
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96751    $10.55923            0
   01/01/2007 to 12/31/2007...........  $10.55923    $10.61491        1,748
   01/01/2008 to 12/31/2008...........  $10.61491    $ 8.62421       10,898
   01/01/2009 to 12/31/2009...........  $ 8.62421    $10.37793       38,792
   01/01/2010 to 12/31/2010...........  $10.37793    $10.98367       37,725
   01/01/2011 to 12/31/2011...........  $10.98367    $10.85754       35,166
   01/01/2012 to 12/31/2012...........  $10.85754    $11.85524       34,170
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08425    $10.29432            0
   01/01/2010 to 12/31/2010...........  $10.29432    $11.30106            0
   01/01/2011 to 12/31/2011...........  $11.30106    $11.21908            0
   01/01/2012 to 12/31/2012...........  $11.21908    $12.74431            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14563    $10.30407            0
   01/01/2010 to 12/31/2010...........  $10.30407    $11.55643            0
   01/01/2011 to 12/31/2011...........  $11.55643    $10.72788            0
   01/01/2012 to 12/31/2012...........  $10.72788    $11.97970            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.60289            0
   01/01/2007 to 12/31/2007...........  $10.60289    $11.44280        1,852
   01/01/2008 to 12/31/2008...........  $11.44280    $ 6.61495        1,448
   01/01/2009 to 12/31/2009...........  $ 6.61495    $ 8.86434        7,684
   01/01/2010 to 12/31/2010...........  $ 8.86434    $ 9.36879        4,521
   01/01/2011 to 12/31/2011...........  $ 9.36879    $ 8.39422        4,410
   01/01/2012 to 12/31/2012...........  $ 8.39422    $10.09177        4,216
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96018    $11.03471           14
   01/01/2007 to 12/31/2007...........  $11.03471    $10.55651           13
   01/01/2008 to 12/31/2008...........  $10.55651    $ 6.09126           13
   01/01/2009 to 12/31/2009...........  $ 6.09126    $ 7.17456       14,675
   01/01/2010 to 12/31/2010...........  $ 7.17456    $ 8.00669       16,812
   01/01/2011 to 12/31/2011...........  $ 8.00669    $ 7.56590        9,144
   01/01/2012 to 12/31/2012...........  $ 7.56590    $ 8.72130       12,833
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.50093           10
   01/01/2007 to 12/31/2007...........  $10.50093    $10.98556           10
   01/01/2008 to 12/31/2008...........  $10.98556    $ 8.31466           10
   01/01/2009 to 12/31/2009...........  $ 8.31466    $11.03739        2,034
   01/01/2010 to 12/31/2010...........  $11.03739    $12.34519        1,801
   01/01/2011 to 12/31/2011...........  $12.34519    $13.41314        1,590
   01/01/2012 to 12/31/2012...........  $13.41314    $14.01209        1,490

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94833    $10.23754            0
   01/01/2007 to 12/31/2007...........  $10.23754    $11.60620        1,219
   01/01/2008 to 12/31/2008...........  $11.60620    $ 6.44853        1,218
   01/01/2009 to 12/31/2009...........  $ 6.44853    $ 8.25196          244
   01/01/2010 to 12/31/2010...........  $ 8.25196    $ 9.74555          244
   01/01/2011 to 12/31/2011...........  $ 9.74555    $ 9.52339        1,431
   01/01/2012 to 12/31/2012...........  $ 9.52339    $10.54373        1,489
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96040    $11.12645            0
   01/01/2007 to 12/31/2007...........  $11.12645    $12.00366            0
   01/01/2008 to 12/31/2008...........  $12.00366    $ 7.81416            0
   01/01/2009 to 12/31/2009...........  $ 7.81416    $10.13427        5,346
   01/01/2010 to 12/31/2010...........  $10.13427    $11.19842        2,187
   01/01/2011 to 12/31/2011...........  $11.19842    $10.69804        1,432
   01/01/2012 to 12/31/2012...........  $10.69804    $12.98497        2,001
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93197    $10.40413            0
   01/01/2007 to 12/31/2007...........  $10.40413    $11.80991            0
   01/01/2008 to 12/31/2008...........  $11.80991    $ 7.41859           84
   01/01/2009 to 12/31/2009...........  $ 7.41859    $ 9.09434        3,770
   01/01/2010 to 12/31/2010...........  $ 9.09434    $10.11535        4,353
   01/01/2011 to 12/31/2011...........  $10.11535    $ 9.91652        2,603
   01/01/2012 to 12/31/2012...........  $ 9.91652    $11.45019        4,009
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99886    $10.20714            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92929    $10.42395            6
   01/01/2007 to 12/31/2007...........  $10.42395    $10.56215          618
   01/01/2008 to 12/31/2008...........  $10.56215    $ 6.44504          615
   01/01/2009 to 12/31/2009...........  $ 6.44504    $ 8.82770          611
   01/01/2010 to 12/31/2010...........  $ 8.82770    $10.76122          608
   01/01/2011 to 12/31/2011...........  $10.76122    $10.24655          605
   01/01/2012 to 12/31/2012...........  $10.24655    $11.96535          601
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00004    $10.22826            0
   01/01/2007 to 12/31/2007...........  $10.22826    $10.58091            0
   01/01/2008 to 12/31/2008...........  $10.58091    $10.69657        1,194
   01/01/2009 to 12/31/2009...........  $10.69657    $10.57454       12,734
   01/01/2010 to 12/31/2010...........  $10.57454    $10.43133       44,817
   01/01/2011 to 12/31/2011...........  $10.43133    $10.28955        1,789
   01/01/2012 to 12/31/2012...........  $10.28955    $10.14809        2,890
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03599    $10.18041            0
   01/01/2007 to 12/31/2007...........  $10.18041    $10.35735          788
   01/01/2008 to 12/31/2008...........  $10.35735    $ 5.89784          788
   01/01/2009 to 12/31/2009...........  $ 5.89784    $ 8.18054        1,835
   01/01/2010 to 12/31/2010...........  $ 8.18054    $ 9.95836        1,676
   01/01/2011 to 12/31/2011...........  $ 9.95836    $ 9.57702        1,202
   01/01/2012 to 12/31/2012...........  $ 9.57702    $11.06234        1,190
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02877    $10.07550            0
   01/01/2012 to 12/31/2012...........  $10.07550    $10.42040            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96524    $10.22343            0
   01/01/2007 to 12/31/2007...........  $10.22343    $12.32013          437
   01/01/2008 to 12/31/2008...........  $12.32013    $ 6.90324          434
   01/01/2009 to 12/31/2009...........  $ 6.90324    $ 8.83596        2,325
   01/01/2010 to 12/31/2010...........  $ 8.83596    $11.21291        2,096
   01/01/2011 to 12/31/2011...........  $11.21291    $11.24468        1,298
   01/01/2012 to 12/31/2012...........  $11.24468    $12.46242        2,036

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98828    $ 9.46681            0
   01/01/2007 to 12/31/2007...........  $ 9.46681    $11.08266          361
   01/01/2008 to 12/31/2008...........  $11.08266    $ 6.28024          359
   01/01/2009 to 12/31/2009...........  $ 6.28024    $ 7.59106          356
   01/01/2010 to 12/31/2010...........  $ 7.59106    $ 9.00349          354
   01/01/2011 to 04/29/2011...........  $ 9.00349    $10.10782            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99886    $10.34280          142
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10160    $ 5.58092            0
   01/01/2009 to 12/31/2009...........  $ 5.58092    $ 9.16472        6,710
   01/01/2010 to 12/31/2010...........  $ 9.16472    $11.05102        8,528
   01/01/2011 to 12/31/2011...........  $11.05102    $ 8.68925        5,769
   01/01/2012 to 12/31/2012...........  $ 8.68925    $10.10560        8,149
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98046    $10.18961            0
   01/01/2007 to 12/31/2007...........  $10.18961    $10.73144          949
   01/01/2008 to 12/31/2008...........  $10.73144    $10.70113          949
   01/01/2009 to 12/31/2009...........  $10.70113    $11.63293        6,773
   01/01/2010 to 12/31/2010...........  $11.63293    $11.91959        6,128
   01/01/2011 to 12/31/2011...........  $11.91959    $12.01948        8,223
   01/01/2012 to 12/31/2012...........  $12.01948    $12.40992        8,573
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97151    $10.32251           10
   01/01/2007 to 12/31/2007...........  $10.32251    $11.02500        1,768
   01/01/2008 to 12/31/2008...........  $11.02500    $10.62715       10,644
   01/01/2009 to 12/31/2009...........  $10.62715    $12.21232       42,026
   01/01/2010 to 12/31/2010...........  $12.21232    $12.97337       40,521
   01/01/2011 to 12/31/2011...........  $12.97337    $13.20107       28,962
   01/01/2012 to 12/31/2012...........  $13.20107    $14.23226       33,663
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.43612            0
   01/01/2007 to 12/31/2007...........  $10.43612    $11.18870            0
   01/01/2008 to 12/31/2008...........  $11.18870    $ 8.88414       54,577
   01/01/2009 to 12/31/2009...........  $ 8.88414    $10.51711      159,437
   01/01/2010 to 12/31/2010...........  $10.51711    $11.46848      161,031
   01/01/2011 to 12/31/2011...........  $11.46848    $11.42294      169,973
   01/01/2012 to 12/31/2012...........  $11.42294    $12.43370      171,166
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01878    $10.07541            0
   01/01/2012 to 12/31/2012...........  $10.07541    $10.64264            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95109    $10.75116            0
   01/01/2007 to 12/31/2007...........  $10.75116    $10.82276            0
   01/01/2008 to 12/31/2008...........  $10.82276    $ 6.54082            0
   01/01/2009 to 12/31/2009...........  $ 6.54082    $ 7.85814        2,454
   01/01/2010 to 12/31/2010...........  $ 7.85814    $ 8.91588        2,892
   01/01/2011 to 12/31/2011...........  $ 8.91588    $ 9.09691        2,833
   01/01/2012 to 12/31/2012...........  $ 9.09691    $10.65809        2,680
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 8.91629            0
   01/01/2012 to 12/31/2012...........  $ 8.91629    $ 9.95006            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09935    $ 6.70999        9,753
   01/01/2009 to 12/31/2009...........  $ 6.70999    $ 8.39404        7,005
   01/01/2010 to 12/31/2010...........  $ 8.39404    $ 9.46543        6,321
   01/01/2011 to 12/31/2011...........  $ 9.46543    $ 9.11199        4,074
   01/01/2012 to 12/31/2012...........  $ 9.11199    $10.41506        7,813

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98461    $10.59158            0
   01/01/2007 to 12/31/2007...........  $10.59158    $11.37624            0
   01/01/2008 to 12/31/2008...........  $11.37624    $ 7.83184        6,219
   01/01/2009 to 12/31/2009...........  $ 7.83184    $ 9.84094        6,975
   01/01/2010 to 12/31/2010...........  $ 9.84094    $10.85151        7,250
   01/01/2011 to 12/31/2011...........  $10.85151    $10.34002        4,497
   01/01/2012 to 12/31/2012...........  $10.34002    $11.33275        4,957
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90534    $ 9.93176            0
   01/01/2007 to 12/31/2007...........  $ 9.93176    $10.49426          102
   01/01/2008 to 12/31/2008...........  $10.49426    $ 6.72712          102
   01/01/2009 to 12/31/2009...........  $ 6.72712    $ 8.88374        1,520
   01/01/2010 to 12/31/2010...........  $ 8.88374    $11.95171        1,347
   01/01/2011 to 12/31/2011...........  $11.95171    $11.67145        1,016
   01/01/2012 to 12/31/2012...........  $11.67145    $12.91159        1,369
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99268    $10.48229            0
   01/01/2007 to 12/31/2007...........  $10.48229    $ 9.75710          638
   01/01/2008 to 12/31/2008...........  $ 9.75710    $ 6.76281        1,955
   01/01/2009 to 12/31/2009...........  $ 6.76281    $ 8.47029        1,160
   01/01/2010 to 12/31/2010...........  $ 8.47029    $10.52464        1,090
   01/01/2011 to 12/31/2011...........  $10.52464    $ 9.75923        1,000
   01/01/2012 to 12/31/2012...........  $ 9.75923    $11.37220          940
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96839    $10.64974            0
   01/01/2007 to 12/31/2007...........  $10.64974    $11.16603            0
   01/01/2008 to 12/31/2008...........  $11.16603    $ 8.15489       32,044
   01/01/2009 to 12/31/2009...........  $ 8.15489    $ 9.98350       61,724
   01/01/2010 to 12/31/2010...........  $ 9.98350    $10.98144       62,743
   01/01/2011 to 12/31/2011...........  $10.98144    $11.04479       58,647
   01/01/2012 to 12/31/2012...........  $11.04479    $12.36223       59,817

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95070    $11.09185            0
   01/01/2007 to 12/31/2007...........  $11.09185    $10.54774          905
   01/01/2008 to 12/31/2008...........  $10.54774    $ 6.04510          904
   01/01/2009 to 12/31/2009...........  $ 6.04510    $ 7.38027            0
   01/01/2010 to 12/31/2010...........  $ 7.38027    $ 8.24231            0
   01/01/2011 to 12/31/2011...........  $ 8.24231    $ 7.99540            0
   01/01/2012 to 12/31/2012...........  $ 7.99540    $ 9.24505            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98986    $10.31732            0
   01/01/2007 to 12/31/2007...........  $10.31732    $11.15551          786
   01/01/2008 to 12/31/2008...........  $11.15551    $10.73356          773
   01/01/2009 to 12/31/2009...........  $10.73356    $11.86785        2,645
   01/01/2010 to 12/31/2010...........  $11.86785    $12.37625        3,000
   01/01/2011 to 12/31/2011...........  $12.37625    $12.70897        2,764
   01/01/2012 to 12/31/2012...........  $12.70897    $13.18832        2,688
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94038    $10.48656            0
   01/01/2007 to 12/31/2007...........  $10.48656    $11.19260          723
   01/01/2008 to 12/31/2008...........  $11.19260    $ 6.56015          712
   01/01/2009 to 12/31/2009...........  $ 6.56015    $ 9.92267          706
   01/01/2010 to 12/31/2010...........  $ 9.92267    $11.33288        1,205
   01/01/2011 to 12/31/2011...........  $11.33288    $10.98712        1,145
   01/01/2012 to 12/31/2012...........  $10.98712    $12.74035        1,140
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14771    $ 9.84667           32
   01/01/2007 to 12/31/2007...........  $ 9.84667    $13.64363        2,839
   01/01/2008 to 12/31/2008...........  $13.64363    $ 6.72943        6,601
   01/01/2009 to 12/31/2009...........  $ 6.72943    $ 9.91164       20,614
   01/01/2010 to 12/31/2010...........  $ 9.91164    $11.77419       19,219
   01/01/2011 to 12/31/2011...........  $11.77419    $ 9.87956       16,047
   01/01/2012 to 12/31/2012...........  $ 9.87956    $10.09538       18,121
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97095    $10.67206          202
   01/01/2007 to 12/31/2007...........  $10.67206    $11.52990       10,847
   01/01/2008 to 12/31/2008...........  $11.52990    $ 6.55782       19,285
   01/01/2009 to 12/31/2009...........  $ 6.55782    $ 8.30609       19,450
   01/01/2010 to 12/31/2010...........  $ 8.30609    $ 9.39036       19,587
   01/01/2011 to 12/31/2011...........  $ 9.39036    $ 8.94087       19,580
   01/01/2012 to 12/31/2012...........  $ 8.94087    $ 9.78785       18,836
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99886    $ 9.98290            0
   01/01/2008 to 12/31/2008...........  $ 9.98290    $ 9.33187            0
   01/01/2009 to 12/31/2009...........  $ 9.33187    $10.27330       19,186
   01/01/2010 to 12/31/2010...........  $10.27330    $10.92164       12,716
   01/01/2011 to 12/31/2011...........  $10.92164    $11.41989        9,672
   01/01/2012 to 12/31/2012...........  $11.41989    $12.14644       10,157
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07818    $ 6.65502       54,335
   01/01/2009 to 12/31/2009...........  $ 6.65502    $ 8.53634      126,822
   01/01/2010 to 12/31/2010...........  $ 8.53634    $ 9.28051      125,139
   01/01/2011 to 12/31/2011...........  $ 9.28051    $ 8.99963       97,470
   01/01/2012 to 09/21/2012...........  $ 8.99963    $10.10264            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028       267,837
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     1,448,844
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     1,890,984
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     1,805,019
   01/01/2012 to 12/31/2012...........  $ 9.89009    $10.96824     2,011,007
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651       410,795
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357     1,065,251
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     1,244,044
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     1,046,329
   01/01/2012 to 12/31/2012...........  $10.76640    $12.05491     1,172,164
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         4,142
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        72,171
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        88,602
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        81,629
   01/01/2012 to 05/04/2012...........  $ 9.27515    $10.08400             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788       297,217
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     2,080,381
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     3,078,933
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     2,664,033
   01/01/2012 to 12/31/2012...........  $10.38471    $11.50742     2,980,799
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771        27,571
   01/01/2012 to 12/31/2012...........  $ 9.17771    $10.11758        45,347
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217         2,459
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375         7,430
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694         8,147
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508        14,220
   01/01/2012 to 12/31/2012...........  $ 8.59508    $ 9.60272        23,969
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889             0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033             0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246             0
   01/01/2012 to 12/31/2012...........  $11.07246    $11.36301             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153           166
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358             0
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975             0
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665             0
   01/01/2012 to 12/31/2012...........  $13.69665    $14.26532             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063           456
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013         3,179
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276             0
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010             0
   01/01/2012 to 12/31/2012...........  $13.84010    $14.43421             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766             0
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629        29,400
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070         4,368
   01/01/2012 to 12/31/2012...........  $11.36070    $11.89987             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436        11,735
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020        17,196
   01/01/2012 to 12/31/2012...........  $13.09020    $13.77270         2,638
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974        16,287
   01/01/2012 to 12/31/2012...........  $12.05974    $12.57598        23,427
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99837    $10.43318        15,254
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768       104,972
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     1,391,280
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     1,949,878
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     1,552,211
   01/01/2012 to 12/31/2012...........  $ 9.75559    $10.93015     1,896,953
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525         6,399
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137       710,037
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912       876,483
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718       753,640
   01/01/2012 to 12/31/2012...........  $ 9.53718    $10.36223       790,870
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347           488
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        48,134
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        49,938
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        44,937
   01/01/2012 to 12/31/2012...........  $10.59795    $12.04361        56,589
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         2,171
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        28,473
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        34,068
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        71,004
   01/01/2012 to 12/31/2012...........  $ 8.78323    $10.39032        75,080
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        10,741
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650        94,153
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218       105,837
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018        92,215
   01/01/2012 to 12/31/2012...........  $ 9.63018    $10.78143       140,503
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        69,413
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719       332,623
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230       474,324
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641       473,551
   01/01/2012 to 12/31/2012...........  $ 9.70641    $10.57978       538,274
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574        43,302
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100       649,862
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     1,024,195
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662       618,018
   01/01/2012 to 12/31/2012...........  $ 8.89662    $ 9.89749       895,499

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907         7,132
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.76085     1,163,113
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844             0
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381        25,045
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413        35,409
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305        27,948
   01/01/2012 to 12/31/2012...........  $ 9.02305    $11.27234        28,233
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433         3,944
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592        70,769
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057        99,315
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731        76,138
   01/01/2012 to 12/31/2012...........  $10.26731    $12.11480        86,030
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664         7,508
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195        61,439
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274        90,040
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897        75,466
   01/01/2012 to 12/31/2012...........  $ 8.12897    $ 9.58378        85,828
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623         8,178
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781        76,995
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123       102,984
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537        79,956
   01/01/2012 to 12/31/2012...........  $11.83537    $13.94732        85,009
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561         2,423
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496        54,289
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357        60,770
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052        50,167
   01/01/2012 to 12/31/2012...........  $11.91052    $13.57541        59,955
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540         2,299
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419        37,304
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145        43,867
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455        38,567
   01/01/2012 to 12/31/2012...........  $11.89455    $13.34449        42,065
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474        22,897
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866       380,849
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072       594,281
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931       548,195
   01/01/2012 to 12/31/2012...........  $ 9.98931    $10.83837       606,880
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680         5,941
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975        46,764
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212        64,939
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741        47,344
   01/01/2012 to 12/31/2012...........  $ 7.87741    $ 9.34153        56,168
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767         4,797
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840        40,435
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419        48,810
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724        38,002
   01/01/2012 to 12/31/2012...........  $ 8.44724    $ 9.71020        36,457
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996       937,888
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825       242,698
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966        68,454
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     2,555,474
   01/01/2012 to 12/31/2012...........  $14.25768    $15.36736       810,277

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813        7,915
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055      202,187
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306      337,015
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933      273,284
   01/01/2012 to 12/31/2012...........  $ 9.79933    $10.96573      428,350
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156      192,421
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049      560,319
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339      630,666
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715      543,294
   01/01/2012 to 12/31/2012...........  $10.79715    $11.77764      617,500
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296          207
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842        7,330
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543        9,235
   01/01/2012 to 12/31/2012...........  $11.19543    $12.70486       14,407
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277        2,881
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366        7,672
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544        4,788
   01/01/2012 to 12/31/2012...........  $10.70544    $11.94282        8,098
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757        6,402
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238      122,682
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582      180,517
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746      148,594
   01/01/2012 to 12/31/2012...........  $ 8.34746    $10.02572      165,959
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526        3,266
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882       25,743
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004       23,706
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387       15,875
   01/01/2012 to 12/31/2012...........  $ 7.52387    $ 8.66421       19,520
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284        4,561
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748       69,598
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850       80,048
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842      101,190
   01/01/2012 to 12/31/2012...........  $13.33842    $13.92024      160,553
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168       14,029
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245      110,045
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112      123,126
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069       96,535
   01/01/2012 to 12/31/2012...........  $ 9.47069    $10.47506      107,212
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348          450
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751       37,756
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683       52,527
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837       44,621
   01/01/2012 to 12/31/2012...........  $10.63837    $12.89979       46,265
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900          924
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133       23,462
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879       30,167
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114       21,142
   01/01/2012 to 12/31/2012...........  $ 9.86114    $11.37499       25,706
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99878    $10.20344            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811         1,781
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579        36,001
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178        40,534
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940        34,567
   01/01/2012 to 12/31/2012...........  $10.18940    $11.88679        37,133
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843        98,329
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641       165,957
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330       153,374
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237       216,266
   01/01/2012 to 12/31/2012...........  $10.23237    $10.08177       118,514
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237         4,751
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096        47,142
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264        61,138
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368        44,631
   01/01/2012 to 12/31/2012...........  $ 9.52368    $10.98985        61,378
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378             0
   01/01/2012 to 12/31/2012...........  $10.07378    $10.40835        11,252
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496         1,416
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389        30,700
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124        41,167
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202        31,495
   01/01/2012 to 12/31/2012...........  $11.18202    $12.38071        42,754
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360             0
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354        58,111
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219        69,168
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.33587        92,540
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838           676
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161        95,127
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430       157,294
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975       107,754
   01/01/2012 to 12/31/2012...........  $ 8.65975    $10.06126       119,803
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302        12,467
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        65,950
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479       101,552
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        88,543
   01/01/2012 to 12/31/2012...........  $11.95240    $12.32842        84,235
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        59,422
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820       657,223
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362       882,950
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736       762,990
   01/01/2012 to 12/31/2012...........  $13.12736    $14.13877       804,965
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059       102,585
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883     1,259,108
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     1,554,207
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     1,466,171
   01/01/2012 to 12/31/2012...........  $11.35900    $12.35189     1,484,014
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372             0
   01/01/2012 to 12/31/2012...........  $10.07372    $10.63032        26,521

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         8,068
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975        14,358
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493        17,621
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620        19,617
   01/01/2012 to 12/31/2012...........  $ 9.04620    $10.58828        18,611
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039             0
   01/01/2012 to 12/31/2012...........  $ 8.91039    $ 9.93353             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558        31,267
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031       510,348
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069       604,808
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919       441,577
   01/01/2012 to 12/31/2012...........  $ 9.07919    $10.36728       645,075
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125        38,731
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559       324,820
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184       483,337
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267       415,490
   01/01/2012 to 12/31/2012...........  $10.28267    $11.25882       450,693
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943           705
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160        23,551
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669        26,640
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630        22,741
   01/01/2012 to 12/31/2012...........  $11.60630    $12.82686        25,195
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497         4,783
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952        13,998
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614        15,772
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463        12,494
   01/01/2012 to 12/31/2012...........  $ 9.70463    $11.29733        16,198
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342       143,354
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750     1,082,792
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     1,384,417
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     1,295,890
   01/01/2012 to 12/31/2012...........  $10.98328    $12.28116     1,450,252

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         3,209
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        93,406
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464       135,622
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        98,896
   01/01/2012 to 12/31/2012...........  $ 7.95100    $ 9.18471       115,707
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540        24,075
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        52,543
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        62,326
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        51,326
   01/01/2012 to 12/31/2012...........  $12.63813    $13.10183        57,437
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278           426
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        78,202
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037       103,537
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        83,454
   01/01/2012 to 12/31/2012...........  $10.92552    $12.65642        98,220
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         9,644
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        98,844
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991       142,687
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426       114,165
   01/01/2012 to 12/31/2012...........  $ 9.82426    $10.02894       123,872
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040         1,591
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579       106,324
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687       123,298
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064       111,031
   01/01/2012 to 12/31/2012...........  $ 8.89064    $ 9.72324       126,697
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         6,113
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191       176,679
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804       214,187
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369       215,118
   01/01/2012 to 12/31/2012...........  $11.37369    $12.08535       268,390
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060       189,020
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52218     1,040,630
   01/01/2010 to 12/31/2010...........  $ 8.52218    $ 9.25603     1,340,982
   01/01/2011 to 12/31/2011...........  $ 9.25603    $ 8.96715     1,014,326
   01/01/2012 to 09/21/2012...........  $ 8.96715    $10.05889             0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.55%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.62935    $ 9.33172     2,150,966
   01/01/2010 to 12/31/2010...........  $ 9.33172    $10.28882     2,575,846
   01/01/2011 to 12/31/2011...........  $10.28882    $ 9.86254     2,101,519
   01/01/2012 to 12/31/2012...........  $ 9.86254    $10.93232     2,489,866
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.83518    $ 9.72595       713,971
   01/01/2010 to 12/31/2010...........  $ 9.72595    $10.89021       874,964
   01/01/2011 to 12/31/2011...........  $10.89021    $10.73628       804,478
   01/01/2012 to 12/31/2012...........  $10.73628    $12.01516       951,885
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.51646    $ 8.08917        43,136
   01/01/2010 to 12/31/2010...........  $ 8.08917    $ 9.06867        66,566
   01/01/2011 to 12/31/2011...........  $ 9.06867    $ 9.24936        62,514
   01/01/2012 to 05/04/2012...........  $ 9.24936    $10.05431             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.98281    $ 9.62505     3,063,742
   01/01/2010 to 12/31/2010...........  $ 9.62505    $10.64526     3,682,992
   01/01/2011 to 12/31/2011...........  $10.64526    $10.35559     3,322,498
   01/01/2012 to 12/31/2012...........  $10.35559    $11.46953     3,882,270
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 9.17470        12,347
   01/01/2012 to 12/31/2012...........  $ 9.17470    $10.10920        31,405
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.23009    $ 7.89930        47,189
   01/01/2010 to 12/31/2010...........  $ 7.89930    $ 8.74662        42,445
   01/01/2011 to 12/31/2011...........  $ 8.74662    $ 8.57090        37,974
   01/01/2012 to 12/31/2012...........  $ 8.57090    $ 9.57090        40,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.69045    $ 9.40418             0
   01/01/2010 to 12/31/2010...........  $ 9.40418    $10.24014             0
   01/01/2011 to 12/31/2011...........  $10.24014    $11.05603             0
   01/01/2012 to 12/31/2012...........  $11.05603    $11.34037             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.40647    $11.16301             0
   01/01/2010 to 12/31/2010...........  $11.16301    $12.22219             0
   01/01/2011 to 12/31/2011...........  $12.22219    $13.67021             0
   01/01/2012 to 12/31/2012...........  $13.67021    $14.23076             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.36722    $11.02965             0
   01/01/2010 to 12/31/2010...........  $11.02965    $12.09526             0
   01/01/2011 to 12/31/2011...........  $12.09526    $13.81329             0
   01/01/2012 to 12/31/2012...........  $13.81329    $14.39921             0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.38208    $ 8.81338             0
   01/01/2010 to 12/31/2010...........  $ 8.81338    $ 9.70680             0
   01/01/2011 to 12/31/2011...........  $ 9.70680    $11.34394             0
   01/01/2012 to 12/31/2012...........  $11.34394    $11.87650             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99831    $11.03896             0
   01/01/2011 to 12/31/2011...........  $11.03896    $13.07738             0
   01/01/2012 to 12/31/2012...........  $13.07738    $13.75242             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99874    $12.05391             0
   01/01/2012 to 12/31/2012...........  $12.05391    $12.56371             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99832    $10.42787             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.36809    $ 9.06844     2,083,500
   01/01/2010 to 12/31/2010...........  $ 9.06844    $10.12452     2,802,840
   01/01/2011 to 12/31/2011...........  $10.12452    $ 9.72831     2,138,495
   01/01/2012 to 12/31/2012...........  $ 9.72831    $10.89425     2,637,947
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48617    $ 8.93400       536,030
   01/01/2010 to 12/31/2010...........  $ 8.93400    $ 9.84613       831,731
   01/01/2011 to 12/31/2011...........  $ 9.84613    $ 9.51998       730,250
   01/01/2012 to 12/31/2012...........  $ 9.51998    $10.33838       890,396

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.24469    $ 7.94483        16,815
   01/01/2010 to 12/31/2010...........  $ 7.94483    $10.06834        44,201
   01/01/2011 to 12/31/2011...........  $10.06834    $10.56835        39,921
   01/01/2012 to 12/31/2012...........  $10.56835    $12.00411        46,945
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.00647    $ 7.84248        57,873
   01/01/2010 to 12/31/2010...........  $ 7.84248    $10.23628        43,370
   01/01/2011 to 12/31/2011...........  $10.23628    $ 8.75847        77,555
   01/01/2012 to 12/31/2012...........  $ 8.75847    $10.35593       108,841
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48516    $ 8.96936       223,011
   01/01/2010 to 12/31/2010...........  $ 8.96936    $10.00929       273,406
   01/01/2011 to 12/31/2011...........  $10.00929    $ 9.61303       223,829
   01/01/2012 to 12/31/2012...........  $ 9.61303    $10.75680       380,020
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.18902    $ 8.86111     1,105,631
   01/01/2010 to 12/31/2010...........  $ 8.86111    $ 9.97923     1,387,358
   01/01/2011 to 12/31/2011...........  $ 9.97923    $ 9.67928     1,202,340
   01/01/2012 to 12/31/2012...........  $ 9.67928    $10.54500     1,175,200
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70740    $ 8.19609       646,698
   01/01/2010 to 12/31/2010...........  $ 8.19609    $ 9.60610       804,993
   01/01/2011 to 12/31/2011...........  $ 9.60610    $ 8.87180       574,380
   01/01/2012 to 12/31/2012...........  $ 8.87180    $ 9.86507       824,290
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99874    $10.75732       878,502
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.73661    $ 8.13797        17,240
   01/01/2010 to 12/31/2010...........  $ 8.13797    $ 9.63255        32,735
   01/01/2011 to 12/31/2011...........  $ 9.63255    $ 9.00776        26,134
   01/01/2012 to 12/31/2012...........  $ 9.00776    $11.24753        38,666
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77091    $ 9.96770       154,802
   01/01/2010 to 12/31/2010...........  $ 9.96770    $10.82533       158,834
   01/01/2011 to 12/31/2011...........  $10.82533    $10.23845       111,586
   01/01/2012 to 12/31/2012...........  $10.23845    $12.07463       130,549

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.47809    $ 7.83769        57,631
   01/01/2010 to 12/31/2010...........  $ 7.83769    $ 8.71263        77,727
   01/01/2011 to 12/31/2011...........  $ 8.71263    $ 8.10638        66,996
   01/01/2012 to 12/31/2012...........  $ 8.10638    $ 9.55241        82,548
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78103    $10.46870       142,166
   01/01/2010 to 12/31/2010...........  $10.46870    $12.35275       135,150
   01/01/2011 to 12/31/2011...........  $12.35275    $11.80230        98,379
   01/01/2012 to 12/31/2012...........  $11.80230    $13.90165       133,595
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42095    $ 9.54810        73,435
   01/01/2010 to 12/31/2010...........  $ 9.54810    $11.91907        79,799
   01/01/2011 to 12/31/2011...........  $11.91907    $11.89024        58,242
   01/01/2012 to 12/31/2012...........  $11.89024    $13.54566        77,494
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.32897    $10.44540        70,653
   01/01/2010 to 12/31/2010...........  $10.44540    $11.67447       101,020
   01/01/2011 to 12/31/2011...........  $11.67447    $11.86124        82,294
   01/01/2012 to 12/31/2012...........  $11.86124    $13.30052        94,302
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.79957    $ 9.26113       812,786
   01/01/2010 to 12/31/2010...........  $ 9.26113    $10.17744     1,042,665
   01/01/2011 to 12/31/2011...........  $10.17744    $ 9.97148       985,917
   01/01/2012 to 12/31/2012...........  $ 9.97148    $10.81372     1,086,829
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.18704    $ 8.12488        54,223
   01/01/2010 to 12/31/2010...........  $ 8.12488    $ 9.16080        53,039
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 7.85528        48,202
   01/01/2012 to 12/31/2012...........  $ 7.85528    $ 9.31060        56,081
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.87958    $ 8.94211        52,523
   01/01/2010 to 12/31/2010...........  $ 8.94211    $ 9.78154        50,490
   01/01/2011 to 12/31/2011...........  $ 9.78154    $ 8.42354        41,000
   01/01/2012 to 12/31/2012...........  $ 8.42354    $ 9.67819        51,018
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.79830    $11.77700       559,979
   01/01/2010 to 12/31/2010...........  $11.77700    $12.85096       264,802
   01/01/2011 to 12/31/2011...........  $12.85096    $14.22998     3,254,638
   01/01/2012 to 12/31/2012...........  $14.22998    $15.32995     1,151,622

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28019    $ 8.91307      373,383
   01/01/2010 to 12/31/2010...........  $ 8.91307    $ 9.98987      513,492
   01/01/2011 to 12/31/2011...........  $ 9.98987    $ 9.78156      407,142
   01/01/2012 to 12/31/2012...........  $ 9.78156    $10.94038      579,678
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.88465    $10.32164      780,192
   01/01/2010 to 12/31/2010...........  $10.32164    $10.90809      784,859
   01/01/2011 to 12/31/2011...........  $10.90809    $10.76681      646,095
   01/01/2012 to 12/31/2012...........  $10.76681    $11.73884      765,793
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08412    $10.29227          919
   01/01/2010 to 12/31/2010...........  $10.29227    $11.28218        4,167
   01/01/2011 to 12/31/2011...........  $11.28218    $11.18383        4,148
   01/01/2012 to 12/31/2012...........  $11.18383    $12.68552       10,437
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14551    $10.30208        1,196
   01/01/2010 to 12/31/2010...........  $10.30208    $11.53709        8,663
   01/01/2011 to 12/31/2011...........  $11.53709    $10.69415        8,707
   01/01/2012 to 12/31/2012...........  $10.69415    $11.92429        8,283
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.54645    $ 8.81640      115,193
   01/01/2010 to 12/31/2010...........  $ 8.81640    $ 9.30432      194,754
   01/01/2011 to 12/31/2011...........  $ 9.30432    $ 8.32407      147,972
   01/01/2012 to 12/31/2012...........  $ 8.32407    $ 9.99280      169,924
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.61843    $ 7.13569       74,352
   01/01/2010 to 12/31/2010...........  $ 7.13569    $ 7.95146       75,923
   01/01/2011 to 12/31/2011...........  $ 7.95146    $ 7.50265       55,100
   01/01/2012 to 12/31/2012...........  $ 7.50265    $ 8.63555       68,452
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.08159    $10.97774       42,694
   01/01/2010 to 12/31/2010...........  $10.97774    $12.26034       61,460
   01/01/2011 to 12/31/2011...........  $12.26034    $13.30142       62,136
   01/01/2012 to 12/31/2012...........  $13.30142    $13.87485       96,609
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.43574    $ 8.20734      141,702
   01/01/2010 to 12/31/2010...........  $ 8.20734    $ 9.67845      178,562
   01/01/2011 to 12/31/2011...........  $ 9.67845    $ 9.44386      140,635
   01/01/2012 to 12/31/2012...........  $ 9.44386    $10.44016      169,368

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.56796    $10.07929       55,620
   01/01/2010 to 12/31/2010...........  $10.07929    $11.12120       75,614
   01/01/2011 to 12/31/2011...........  $11.12120    $10.60861       66,359
   01/01/2012 to 12/31/2012...........  $10.60861    $12.85735       67,795
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43687    $ 9.04493       36,854
   01/01/2010 to 12/31/2010...........  $ 9.04493    $10.04560       45,607
   01/01/2011 to 12/31/2011...........  $10.04560    $ 9.83366       30,153
   01/01/2012 to 12/31/2012...........  $ 9.83366    $11.33774       41,551
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99874    $10.20155            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.60199    $ 8.77984       46,606
   01/01/2010 to 12/31/2010...........  $ 8.77984    $10.68701       61,888
   01/01/2011 to 12/31/2011...........  $10.68701    $10.16087       48,135
   01/01/2012 to 12/31/2012...........  $10.16087    $11.84769       37,541
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.61957    $10.51751      211,045
   01/01/2010 to 12/31/2010...........  $10.51751    $10.35969      214,120
   01/01/2011 to 12/31/2011...........  $10.35969    $10.20379      253,055
   01/01/2012 to 12/31/2012...........  $10.20379    $10.04893      207,762
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.98691    $ 8.13599       58,958
   01/01/2010 to 12/31/2010...........  $ 8.13599    $ 9.88948       87,635
   01/01/2011 to 12/31/2011...........  $ 9.88948    $ 9.49682       61,938
   01/01/2012 to 12/31/2012...........  $ 9.49682    $10.95341       75,072
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02865    $10.07295            0
   01/01/2012 to 12/31/2012...........  $10.07295    $10.40226        1,214
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06533    $ 8.78786       59,462
   01/01/2010 to 12/31/2010...........  $ 8.78786    $11.13543       85,266
   01/01/2011 to 12/31/2011...........  $11.13543    $11.15065       65,249
   01/01/2012 to 12/31/2012...........  $11.15065    $12.33993       59,564
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19289    $ 7.54954       50,286
   01/01/2010 to 12/31/2010...........  $ 7.54954    $ 8.94111       91,105
   01/01/2011 to 04/29/2011...........  $ 8.94111    $10.03294            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99874    $10.33248        72,273
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19150    $ 9.14495        96,285
   01/01/2010 to 12/31/2010...........  $ 9.14495    $11.01080       178,201
   01/01/2011 to 12/31/2011...........  $11.01080    $ 8.64490       127,900
   01/01/2012 to 12/31/2012...........  $ 8.64490    $10.03905       170,398
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.98561    $11.56999        63,137
   01/01/2010 to 12/31/2010...........  $11.56999    $11.83776        74,666
   01/01/2011 to 12/31/2011...........  $11.83776    $11.91937        67,893
   01/01/2012 to 12/31/2012...........  $11.91937    $12.28836        88,368
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.93175    $12.14622       586,106
   01/01/2010 to 12/31/2010...........  $12.14622    $12.88400       825,811
   01/01/2011 to 12/31/2011...........  $12.88400    $13.09095       687,328
   01/01/2012 to 12/31/2012...........  $13.09095    $14.09248       797,218
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.99736    $10.45993     1,594,790
   01/01/2010 to 12/31/2010...........  $10.45993    $11.38917     1,966,370
   01/01/2011 to 12/31/2011...........  $11.38917    $11.32728     1,970,053
   01/01/2012 to 12/31/2012...........  $11.32728    $12.31131     2,050,090
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01866    $10.07285           229
   01/01/2012 to 12/31/2012...........  $10.07285    $10.62414        14,677
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.12722    $ 7.81555        32,499
   01/01/2010 to 12/31/2010...........  $ 7.81555    $ 8.85453        48,270
   01/01/2011 to 12/31/2011...........  $ 8.85453    $ 9.02103        30,829
   01/01/2012 to 12/31/2012...........  $ 9.02103    $10.55351        36,633
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 8.90747             0
   01/01/2012 to 12/31/2012...........  $ 8.90747    $ 9.92541             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79435    $ 8.37330       370,215
   01/01/2010 to 12/31/2010...........  $ 8.37330    $ 9.42811       570,272
   01/01/2011 to 12/31/2011...........  $ 9.42811    $ 9.06262       409,360
   01/01/2012 to 12/31/2012...........  $ 9.06262    $10.34330       595,387

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.93733    $ 9.78770       406,471
   01/01/2010 to 12/31/2010...........  $ 9.78770    $10.77678       658,939
   01/01/2011 to 12/31/2011...........  $10.77678    $10.25384       567,859
   01/01/2012 to 12/31/2012...........  $10.25384    $11.22172       694,897
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70796    $ 8.83559        27,085
   01/01/2010 to 12/31/2010...........  $ 8.83559    $11.86932        54,733
   01/01/2011 to 12/31/2011...........  $11.86932    $11.57388        49,803
   01/01/2012 to 12/31/2012...........  $11.57388    $12.78458        48,474
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.46967    $ 8.42432        63,865
   01/01/2010 to 12/31/2010...........  $ 8.42432    $10.45223        66,125
   01/01/2011 to 12/31/2011...........  $10.45223    $ 9.67773        66,105
   01/01/2012 to 12/31/2012...........  $ 9.67773    $11.26057        71,613
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17622    $ 9.92935     1,629,869
   01/01/2010 to 12/31/2010...........  $ 9.92935    $10.90571     2,057,043
   01/01/2011 to 12/31/2011...........  $10.90571    $10.95260     1,802,519
   01/01/2012 to 12/31/2012...........  $10.95260    $12.24090     2,161,067
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.72417    $ 7.34030        79,459
   01/01/2010 to 12/31/2010...........  $ 7.34030    $ 8.18554       107,239
   01/01/2011 to 12/31/2011...........  $ 8.18554    $ 7.92860        83,027
   01/01/2012 to 12/31/2012...........  $ 7.92860    $ 9.15434       100,191
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.60843    $11.80367        41,934
   01/01/2010 to 12/31/2010...........  $11.80367    $12.29119        73,954
   01/01/2011 to 12/31/2011...........  $12.29119    $12.60300        85,891
   01/01/2012 to 12/31/2012...........  $12.60300    $13.05891       105,085
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.46143    $ 9.86862        92,324
   01/01/2010 to 12/31/2010...........  $ 9.86862    $11.25440       131,302
   01/01/2011 to 12/31/2011...........  $11.25440    $10.89495       102,940
   01/01/2012 to 12/31/2012...........  $10.89495    $12.61485       127,224
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.35538    $ 9.85783       220,418
   01/01/2010 to 12/31/2010...........  $ 9.85783    $11.69296       312,377
   01/01/2011 to 12/31/2011...........  $11.69296    $ 9.79692       228,194
   01/01/2012 to 12/31/2012...........  $ 9.79692    $ 9.99607       277,911

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.48836    $ 8.26091       194,411
   01/01/2010 to 12/31/2010...........  $ 8.26091    $ 9.32545       210,936
   01/01/2011 to 12/31/2011...........  $ 9.32545    $ 8.86601       185,422
   01/01/2012 to 12/31/2012...........  $ 8.86601    $ 9.69157       202,525
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.47485    $10.24119       133,103
   01/01/2010 to 12/31/2010...........  $10.24119    $10.87128       225,008
   01/01/2011 to 12/31/2011...........  $10.87128    $11.35046       181,115
   01/01/2012 to 12/31/2012...........  $11.35046    $12.05471       249,232
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.66160    $ 8.51531       709,795
   01/01/2010 to 12/31/2010...........  $ 8.51531    $ 9.24408     1,005,878
   01/01/2011 to 12/31/2011...........  $ 9.24408    $ 8.95108       725,217
   01/01/2012 to 09/21/2012...........  $ 8.95108    $10.03722             0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                      AND HD GRO OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251      296,477
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443      600,202
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029      690,422
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448      799,056
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462      806,904
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312      722,709
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971      726,773
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624          986
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462       83,485
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498      220,600
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571      369,600
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033      438,441
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693      400,750
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825      422,294
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064            0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865          782
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814          781
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080        6,085
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        6,133
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661        8,346
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       17,026
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387       62,593
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566      294,740
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557      575,103
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773      604,407
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057      536,225
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975      569,835

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        2,305
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162       11,015
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       33,539

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740        3,259
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186      412,909
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       19,962
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713        1,972
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095        3,729
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        5,146

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722      208,997
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603      256,448
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305      140,371
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        4,229
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        6,281

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,798
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742        4,771
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        5,498
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      107,626
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        1,551
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185          176

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209      158,120
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       14,105
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      399,903
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          760
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,978

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919           0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565         182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521       4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407       4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845       4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911           0
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669           0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227           0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823           0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824       4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768       3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337       3,454
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343       3,430
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374           0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918           0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917       6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798       5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964       5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879       4,654
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371       5,667
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079           0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449           0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226           0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657       1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926       2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074       1,566
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948       2,928
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005           0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189           0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047           0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986       3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374       5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471       4,461
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006       5,736
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638          415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897            0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          203
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310        1,788
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       25,244
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        5,606
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        3,440
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        8,557

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       10,682
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782       26,303
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862       51,251
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069      310,299
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605        2,044

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       65,064
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       36,894
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772        1,289
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346        2,176
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098      475,737

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488        5,203
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        1,850
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        2,870
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519        6,642
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       29,836
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        9,199

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809     $6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967     $8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729     $9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556     $8.88658      156,948
   01/01/2012 to 09/21/2012...........  $ 8.88658     $9.95078            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       50,621
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245       52,178
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132        5,352
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460        5,703
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754            0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346            0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       25,499
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       24,633
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562            0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399            0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       84,776
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860       83,475
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509            0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447            0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968            0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700            0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241        2,702
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138        4,547
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392        2,113
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013        2,112
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821            0
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282        3,533
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340        3,353
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385            0
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429        3,088
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805     $6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306     $8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640     $9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945     $8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880     $9.88665            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT 5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421      145,431
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849      337,408
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173      243,918
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274      238,866
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792      222,857
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826      213,341
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682      202,603
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315          988
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       16,538
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527       10,342
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908       12,060
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459       14,583
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439       14,781
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857       14,270
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673            0
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160            0
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638            0
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022          651
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202          637
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915          377
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648       43,012
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914       49,522
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177       57,040
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762       99,800
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044       93,285
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997       86,131
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487       72,688

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700       15,796
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408       15,672
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305            0
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902            0
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505            0
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434            0
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724            0
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471            0
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266            0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987            0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038            0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642            0
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804            0
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476            0
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484            0
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513            0
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579            0
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948            0
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548            0
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441            0
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        1,563
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462            0
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032            0
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        3,939
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089            0
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        4,119
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035      128,777
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410      115,410
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036       74,751
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019       74,893
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844       78,216
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527       62,274
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375       62,991
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101            0
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828            0
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060            0
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678        1,742
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706        1,742
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675            0
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975            0
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896            0
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472            0
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236            0
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242            0
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897            0
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088            0
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814            0
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937            0
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906            0
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232          514
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815          409
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817          252
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201          349
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088            0
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312            0
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157            0
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811            0
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436         518
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166       4,861
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381       5,666
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       6,348
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       6,519
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       2,763
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       2,926
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581         487
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010       7,282
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806       4,342
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841       4,941
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644       6,660
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623       3,340
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774       4,090
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235           0
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468           0
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576         436
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851         175
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118          25
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821          17
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079           0
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987           0
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143           0
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988         520
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104         506
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110         310
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718         416
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136           0
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101           0
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356           0
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220           0
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197           0
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979           0
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262           0
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093           0
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504           0
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714         437
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650         350
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773         215
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598         289
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852           0
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684           0
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052           0
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022           0
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156           0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693           0
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590           0
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022           0
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610           0
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495           0
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806           0
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959       2,526
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270       2,886
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774       2,886
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078           0
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416           0
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238           0
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671           0
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362           0
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315           0
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043           0
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662           0
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596           0
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641           0
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761           0
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113           0
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462           0
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083           0
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692           0
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549           0
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483           0
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455           0
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741           0
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243           0
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404           0
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409           0
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629         243
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756       4,381
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       4,959
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       5,951
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       3,605
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       3,690
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632           0
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592           0
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902           0
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615           0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968           0
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405           0
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052           0
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201           0
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578           0
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517           0
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780           0
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134           0
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726          0
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816          0
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999          0
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007          0
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458          0
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952          0
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176          0
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865          0
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835          0
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009        962
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448        386
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736         56
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731         38
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214          0
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395          0
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622          0
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285          0
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849        544
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516        315
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411        436
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424          0
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679          0
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785          0
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455          0
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694          0
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737          0
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349          0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646          0
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784          0
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919          0
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685          0
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423          0
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597          0
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440          0
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848          0
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599          0
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124          0
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953          0
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672          0
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203          0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783          0
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687          0
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918          0
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785          0
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728          0
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080          0
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698          0
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093          0
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815          0
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482        528
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042        426
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561        256
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201        353
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526          0
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173          0
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430          0
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558          0
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369          0
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107          0
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978          0
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446          0
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347          0
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239          0
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827          0
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108          0
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158        537

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591            0
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638          975
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213          391
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405           57
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347           38
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929            0
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853            0
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575            0
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066            0
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376          358
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252          235
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101          338
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172            0
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649            0
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055            0
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037            0
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027            0
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640            0
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       10,571
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       23,473
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562       36,986
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580       36,754
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953       35,414
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767       47,995
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401       36,181
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516            0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078            0
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877            0
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447            0
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238            0
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431            0
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705            0
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098            0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342            0
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169            0
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755            0
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687            0
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202            0
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124            0
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343        2,447
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749        1,763
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899        4,159
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542        2,629
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439        1,967
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252            0
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092            0
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159            0
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297            0
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640            0
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700            0
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653            0
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307            0
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731            0
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002          490
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369          398
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575          242
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511          334
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999            0
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       23,402
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898        6,418
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975        9,574
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036       11,843
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887       10,666
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116       13,587

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446          0
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559          0
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939          0
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756        689
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911        627
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256        392
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254        520
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863          0
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353          0
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452          0
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557          0
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292          0
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276          0
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361          0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494          0
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230          0
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716          0
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941        591
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414        237
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508         34
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799         23
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851          0
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759          0
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133          0
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        359
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        144
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425         21
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910         14
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625          0
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518          0
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390          0
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769          0
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160          0
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075          0
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564          0
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033          0
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552          0
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220          0
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563          0
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802     $6.62871         0
   01/01/2009 to 12/31/2009...........  $ 6.62871     $8.45254         0
   01/01/2010 to 12/31/2010...........  $ 8.45254     $9.13538         0
   01/01/2011 to 12/31/2011...........  $ 9.13538     $8.80688         0
   01/01/2012 to 09/21/2012...........  $ 8.80688     $9.84396         0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       1,396
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279           0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383           0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909           0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532           0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726         592
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607           0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697           0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035           0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074           0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919           0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       1,142
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998           0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543           0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606           0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206           0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       9,423
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268            0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821          685
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499            0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569            0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612            0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886            0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840           13
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096            0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035            0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421            0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752            0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580            0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832           35

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251      296,477
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443      600,202
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029      690,422
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448      799,056
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462      806,904
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312      722,709
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971      726,773
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624          986
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462       83,485
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498      220,600
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571      369,600
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033      438,441
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693      400,750
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825      422,294
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064            0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865          782
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814          781
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080        6,085
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        6,133
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661        8,346
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       17,026
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387       62,593
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566      294,740
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557      575,103
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773      604,407
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057      536,225
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975      569,835
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        2,305
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162       11,015
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       33,539
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740        3,259
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186      412,909

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       19,962
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713        1,972
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095        3,729
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        5,146
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722      208,997
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603      256,448
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305      140,371
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        4,229
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        6,281
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,798
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742        4,771
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        5,498
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      107,626

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        1,551
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185          176
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209      158,120
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       14,105
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      399,903
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          760

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,978
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565          182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521        4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911            0
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        3,454
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343        3,430
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917        6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964        5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        4,654
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371        5,667
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,566
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948        2,928
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986        3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        4,461
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006        5,736
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638          415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897            0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          203
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310        1,788
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       25,244
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        5,606
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        3,440
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        8,557
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       10,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782       26,303
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862       51,251
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069      310,299
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605        2,044
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       65,064
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       36,894

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772        1,289
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346        2,176
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098      475,737
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488        5,203
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        1,850
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        2,870

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519        6,642
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       29,836
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        9,199
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      156,948
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08897    $ 7.66740            0
   01/01/2009 to 12/31/2009...........  $ 7.66740    $ 9.16075            0
   01/01/2010 to 12/31/2010...........  $ 9.16075    $10.56629            0
   01/01/2011 to 12/31/2011...........  $10.56629    $11.10620            0
   01/01/2012 to 12/31/2012...........  $11.10620    $12.10003            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26798    $ 7.03865            0
   01/01/2009 to 12/31/2009...........  $ 7.03865    $ 9.04847            0
   01/01/2010 to 12/31/2010...........  $ 9.04847    $10.79503            0
   01/01/2011 to 12/31/2011...........  $10.79503    $11.19316            0
   01/01/2012 to 12/31/2012...........  $11.19316    $13.43131            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38568    $ 5.26922            0
   01/01/2009 to 12/31/2009...........  $ 5.26922    $ 5.95576            0
   01/01/2010 to 12/31/2010...........  $ 5.95576    $ 6.49311            0
   01/01/2011 to 12/31/2011...........  $ 6.49311    $ 5.49890            0
   01/01/2012 to 12/31/2012...........  $ 5.49890    $ 6.74064            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15190    $ 8.33164            0
   01/01/2009 to 12/31/2009...........  $ 8.33164    $ 9.78962            0
   01/01/2010 to 12/31/2010...........  $ 9.78962    $ 9.89495            0
   01/01/2011 to 12/31/2011...........  $ 9.89495    $10.70857            0
   01/01/2012 to 12/31/2012...........  $10.70857    $12.35577            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16541    $ 6.09361         0
   01/01/2009 to 12/31/2009...........  $ 6.09361    $ 7.43189         0
   01/01/2010 to 12/31/2010...........  $ 7.43189    $ 9.03877         0
   01/01/2011 to 12/31/2011...........  $ 9.03877    $ 8.72496         0
   01/01/2012 to 12/31/2012...........  $ 8.72496    $ 9.92947         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11064    $ 6.71288         0
   01/01/2009 to 12/31/2009...........  $ 6.71288    $ 8.55914         0
   01/01/2010 to 12/31/2010...........  $ 8.55914    $ 9.52092         0
   01/01/2011 to 12/31/2011...........  $ 9.52092    $ 9.65031         0
   01/01/2012 to 12/31/2012...........  $ 9.65031    $10.69021         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24142    $ 6.26824         0
   01/01/2009 to 12/31/2009...........  $ 6.26824    $ 7.35964         0
   01/01/2010 to 12/31/2010...........  $ 7.35964    $ 8.16578         0
   01/01/2011 to 12/31/2011...........  $ 8.16578    $ 7.92286         0
   01/01/2012 to 12/31/2012...........  $ 7.92286    $ 8.98707         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07241    $ 6.19635         0
   01/01/2009 to 12/31/2009...........  $ 6.19635    $ 8.42323         0
   01/01/2010 to 12/31/2010...........  $ 8.42323    $10.63105         0
   01/01/2011 to 12/31/2011...........  $10.63105    $10.14625         0
   01/01/2012 to 12/31/2012...........  $10.14625    $11.50518         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18839    $ 6.46059         0
   01/01/2009 to 12/31/2009...........  $ 6.46059    $ 8.30972         0
   01/01/2010 to 12/31/2010...........  $ 8.30972    $ 9.83711         0
   01/01/2011 to 12/31/2011...........  $ 9.83711    $ 9.28873         0
   01/01/2012 to 12/31/2012...........  $ 9.28873    $10.64081         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25889    $ 5.51517         0
   01/01/2009 to 12/31/2009...........  $ 5.51517    $ 6.93246         0
   01/01/2010 to 12/31/2010...........  $ 6.93246    $ 8.49560         0
   01/01/2011 to 12/31/2011...........  $ 8.49560    $ 8.74636         0
   01/01/2012 to 12/31/2012...........  $ 8.74636    $10.07171         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11354    $ 6.80592         0
   01/01/2009 to 12/31/2009...........  $ 6.80592    $ 8.43928         0
   01/01/2010 to 12/31/2010...........  $ 8.43928    $10.42789         0
   01/01/2011 to 12/31/2011...........  $10.42789    $10.38015         0
   01/01/2012 to 12/31/2012...........  $10.38015    $11.47463         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22853    $ 7.17514         0
   01/01/2009 to 12/31/2009...........  $ 7.17514    $ 8.49036         0
   01/01/2010 to 12/31/2010...........  $ 8.49036    $10.18870         0
   01/01/2011 to 12/31/2011...........  $10.18870    $ 9.60286         0
   01/01/2012 to 12/31/2012...........  $ 9.60286    $10.96210         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27811    $ 7.26466         0
   01/01/2009 to 12/31/2009...........  $ 7.26466    $ 7.66228         0
   01/01/2010 to 12/31/2010...........  $ 7.66228    $ 8.71192         0
   01/01/2011 to 12/31/2011...........  $ 8.71192    $ 8.72229         0
   01/01/2012 to 12/31/2012...........  $ 8.72229    $ 9.98789         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09856    $ 7.21133         0
   01/01/2009 to 12/31/2009...........  $ 7.21133    $ 7.84816         0
   01/01/2010 to 12/31/2010...........  $ 7.84816    $ 8.17220         0
   01/01/2011 to 12/31/2011...........  $ 8.17220    $ 9.43829         0
   01/01/2012 to 12/31/2012...........  $ 9.43829    $ 9.28874         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664         0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036         0
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939         0
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378         0
   01/01/2012 to 12/31/2012...........  $ 9.19378    $10.16082         0
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132         0
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981         0
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863         0
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727         0
   01/01/2012 to 12/31/2012...........  $ 9.88727    $11.03232         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177         0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814         0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318         0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655         0
   01/01/2012 to 05/04/2012...........  $ 9.21655    $10.00846         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927         0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528         0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436         0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771         0
   01/01/2012 to 12/31/2012...........  $ 9.56771    $10.56555         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655         0
   01/01/2012 to 12/31/2012...........  $ 9.15655    $10.05939         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004         0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265         0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419         0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633         0
   01/01/2012 to 12/31/2012...........  $ 8.41633    $ 9.37066         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653         0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996         0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882         0
   01/01/2012 to 12/31/2012...........  $10.95882    $11.20758         0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290         0
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949         0
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684         0
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263         0
   01/01/2012 to 12/31/2012...........  $13.51263    $14.02521         0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174         0
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689         0
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103         0
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410         0
   01/01/2012 to 12/31/2012...........  $13.65410    $14.19109         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733         0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967         0
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415         0
   01/01/2012 to 12/31/2012...........  $11.24415    $11.73723         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652         0
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070         0
   01/01/2012 to 12/31/2012...........  $13.00070    $13.63134         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851         0
   01/01/2012 to 12/31/2012...........  $12.01851    $12.48985         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99800    $10.39724         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669         0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583         0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184         0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312         0
   01/01/2012 to 12/31/2012...........  $ 9.10312    $10.16400         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826         0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004         0
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900         0
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752         0
   01/01/2012 to 12/31/2012...........  $ 9.41752    $10.19690         0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689         0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514         0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717         0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999         0
   01/01/2012 to 12/31/2012...........  $11.29999    $12.79714         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880         0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317         0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827         0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747         0
   01/01/2012 to 12/31/2012...........  $ 9.00747    $10.61886         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830         0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512         0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066         0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955         0
   01/01/2012 to 12/31/2012...........  $ 9.50955    $10.60963         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289         0
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675         0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618         0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962         0
   01/01/2012 to 12/31/2012...........  $ 9.00962    $ 9.78639         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463         0
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746         0
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030         0
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447         0
   01/01/2012 to 12/31/2012...........  $ 8.44447    $ 9.36218         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733         0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.73589         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873         0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294         0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280         0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628         0
   01/01/2012 to 12/31/2012...........  $ 8.91628    $11.10055         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764         0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713         0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133         0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228         0
   01/01/2012 to 12/31/2012...........  $ 9.91228    $11.65557         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454         0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138         0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096         0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208         0
   01/01/2012 to 12/31/2012...........  $ 7.68208    $ 9.02579         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906         0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672         0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223         0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841         0
   01/01/2012 to 12/31/2012...........  $11.33841    $13.31569         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362         0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718         0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301         0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964         0
   01/01/2012 to 12/31/2012...........  $11.76964    $13.36861         0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620         0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037         0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488         0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746         0
   01/01/2012 to 12/31/2012...........  $11.09746    $12.40731         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711         0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533         0
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         0
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393         0
   01/01/2012 to 12/31/2012...........  $ 9.86393    $10.66563         0
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501         0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213         0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511         0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636         0
   01/01/2012 to 12/31/2012...........  $ 7.06636    $ 8.35084         0
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823         0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167         0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176         0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734         0
   01/01/2012 to 12/31/2012...........  $ 7.43734    $ 8.51983         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162         0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931         0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149         0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629         0
   01/01/2012 to 12/31/2012...........  $ 9.67629    $10.79078         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996         0
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414         0
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878         0
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872         0
   01/01/2012 to 12/31/2012...........  $ 9.93872    $10.80394         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832         0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469         0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385         0
   01/01/2012 to 12/31/2012...........  $11.11385    $12.56890         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808         0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876         0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722         0
   01/01/2012 to 12/31/2012...........  $10.62722    $11.81471         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994         0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506         0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041         0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175         0
   01/01/2012 to 12/31/2012...........  $ 8.00175    $ 9.57746         0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258         0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691         0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718         0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714         0
   01/01/2012 to 12/31/2012...........  $ 7.62714    $ 8.75296         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780         0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986         0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808         0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631         0
   01/01/2012 to 12/31/2012...........  $12.28631    $12.77812         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147         0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905         0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451         0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145         0
   01/01/2012 to 12/31/2012...........  $ 9.08145    $10.00992         0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067         0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153         0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976         0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101         0
   01/01/2012 to 12/31/2012...........  $ 9.70101    $11.72263         0
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335         0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192         0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047         0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583         0
   01/01/2012 to 12/31/2012...........  $ 9.14583    $10.51361         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99850    $10.19036         0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760         0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033         0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736         0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894         0
   01/01/2012 to 12/31/2012...........  $10.53894    $12.25230         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509         0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700         0
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981         0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571         0
   01/01/2012 to 12/31/2012...........  $ 9.53571    $ 9.36303         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646         0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151         0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479         0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166         0
   01/01/2012 to 12/31/2012...........  $10.20166    $11.73173         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785         0
   01/01/2012 to 12/31/2012...........  $10.06785    $10.36637         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164         0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779         0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649         0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024         0
   01/01/2012 to 12/31/2012...........  $10.29024    $11.35405         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930         0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926         0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221         0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.31183         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961         0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580         0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147         0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733         0
   01/01/2012 to 12/31/2012...........  $ 8.55733    $ 9.90799         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787         0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317         0
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366         0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554         0
   01/01/2012 to 12/31/2012...........  $10.71554    $11.01459         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846         0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847         0
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604         0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422         0
   01/01/2012 to 12/31/2012...........  $11.48422    $12.32649         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914         0
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079         0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137         0
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451         0
   01/01/2012 to 12/31/2012...........  $10.31451    $11.17743         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769         0
   01/01/2012 to 12/31/2012...........  $10.06769    $10.58738         0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612         0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135         0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312         0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532         0
   01/01/2012 to 12/31/2012...........  $ 9.13532    $10.65579         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986         0
   01/01/2012 to 12/31/2012...........  $ 8.88986    $ 9.87653         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002         0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217         0
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429         0
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522         0
   01/01/2012 to 12/31/2012...........  $ 8.96522    $10.20193         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629         0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270         0
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800         0
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223         0
   01/01/2012 to 12/31/2012...........  $ 9.53223    $10.40121         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288         0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575         0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229         0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776         0
   01/01/2012 to 12/31/2012...........  $12.41776    $13.67631         0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670         0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019         0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297         0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386         0
   01/01/2012 to 12/31/2012...........  $10.80386    $12.53362         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256         0
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822         0
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094         0
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471         0
   01/01/2012 to 12/31/2012...........  $10.29471    $11.47165         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636         0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660         0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878         0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880         0
   01/01/2012 to 12/31/2012...........  $ 8.17880    $ 9.41527         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367         0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037         0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569         0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564         0
   01/01/2012 to 12/31/2012...........  $10.97564    $11.33906         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803         0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094         0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499         0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140         0
   01/01/2012 to 12/31/2012...........  $10.92140    $12.60811         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442         0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473         0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249         0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678         0
   01/01/2012 to 12/31/2012...........  $ 8.04678    $ 8.18609         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737         0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872         0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034         0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275         0
   01/01/2012 to 12/31/2012...........  $ 8.51275    $ 9.27789         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213         0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415         0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555         0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767         0
   01/01/2012 to 12/31/2012...........  $10.96767    $11.61375         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531         0
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351         0
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161         0
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484         0
   01/01/2012 to 09/21/2012...........  $ 8.85484    $ 9.90806         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234         0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566         0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862         0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627         0
   01/01/2012 to 12/31/2012...........  $11.06627    $12.04467         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399         0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365         0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678         0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292         0
   01/01/2012 to 12/31/2012...........  $11.15292    $13.36984         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569         0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603         0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619         0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919         0
   01/01/2012 to 12/31/2012...........  $ 5.47919    $ 6.71000         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620         0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371         0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916         0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018         0
   01/01/2012 to 12/31/2012...........  $10.67018    $12.29923         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
   01/01/2012 to 12/31/2012...........  $ 8.69362    $ 9.88393         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
   01/01/2012 to 12/31/2012...........  $ 9.61554    $10.64117         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
   01/01/2012 to 12/31/2012...........  $ 7.89453    $ 8.94609         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0
   01/01/2012 to 12/31/2012...........  $10.10944    $11.45211         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836    $ 6.45633         0
   01/01/2009 to 12/31/2009...........  $ 6.45633    $ 8.29598         0
   01/01/2010 to 12/31/2010...........  $ 8.29598    $ 9.81122         0
   01/01/2011 to 12/31/2011...........  $ 9.81122    $ 9.25529         0
   01/01/2012 to 12/31/2012...........  $ 9.25529    $10.59209         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25887    $ 5.51149         0
   01/01/2009 to 12/31/2009...........  $ 5.51149    $ 6.92096         0
   01/01/2010 to 12/31/2010...........  $ 6.92096    $ 8.47318         0
   01/01/2011 to 12/31/2011...........  $ 8.47318    $ 8.71466         0
   01/01/2012 to 12/31/2012...........  $ 8.71466    $10.02532         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351    $ 6.80149         0
   01/01/2009 to 12/31/2009...........  $ 6.80149    $ 8.42557         0
   01/01/2010 to 12/31/2010...........  $ 8.42557    $10.40079         0
   01/01/2011 to 12/31/2011...........  $10.40079    $10.34305         0
   01/01/2012 to 12/31/2012...........  $10.34305    $11.42228         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851    $ 7.17038         0
   01/01/2009 to 12/31/2009...........  $ 7.17038    $ 8.47653         0
   01/01/2010 to 12/31/2010...........  $ 8.47653    $10.16214         0
   01/01/2011 to 12/31/2011...........  $10.16214    $ 9.56846         0
   01/01/2012 to 12/31/2012...........  $ 9.56846    $10.91226         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808    $ 7.25991         0
   01/01/2009 to 12/31/2009...........  $ 7.25991    $ 7.64985         0
   01/01/2010 to 12/31/2010...........  $ 7.64985    $ 8.68915         0
   01/01/2011 to 12/31/2011...........  $ 8.68915    $ 8.69092         0
   01/01/2012 to 12/31/2012...........  $ 8.69092    $ 9.94218         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09854    $ 7.20656         0
   01/01/2009 to 12/31/2009...........  $ 7.20656    $ 7.83528         0
   01/01/2010 to 12/31/2010...........  $ 7.83528    $ 8.15080         0
   01/01/2011 to 12/31/2011...........  $ 8.15080    $ 9.40429         0
   01/01/2012 to 12/31/2012...........  $ 9.40429    $ 9.24602         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.87595    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.87679    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.92829    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.19381    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15979    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.67946    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.35693    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.31795    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.37136    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.68587    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.46033    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.90350    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25161    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.45921    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.14912    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74958    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.72102    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.70655    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.86039    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.60556    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.40079    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.32397    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77262    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.12316    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.80863    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.75152    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25510    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.66215    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.85533    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19286    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.18892    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.14869    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.61571    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.20290    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28569    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.51016    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.89513    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.69044    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06981    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.17479    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.94837    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.81924    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.10263    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.49160    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77096    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.24623    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.63863    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.67202    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.69843    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.28048    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04231    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.38445    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.88124    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.85099    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.42755    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.63859    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28105    $ 9.13821            0
   01/01/2010 to 12/31/2010...........  $ 9.13821    $10.52485            0
   01/01/2011 to 12/31/2011...........  $10.52485    $11.04636            0
   01/01/2012 to 12/31/2012...........  $11.04636    $12.01719            0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.28936    $ 9.02631            0
   01/01/2010 to 12/31/2010...........  $ 9.02631    $10.75277            0
   01/01/2011 to 12/31/2011...........  $10.75277    $11.13296            0
   01/01/2012 to 12/31/2012...........  $11.13296    $13.33945            0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.52641    $ 5.94096            0
   01/01/2010 to 12/31/2010...........  $ 5.94096    $ 6.46752            0
   01/01/2011 to 12/31/2011...........  $ 6.46752    $ 5.46912            0
   01/01/2012 to 12/31/2012...........  $ 5.46912    $ 6.69433            0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.60896    $ 9.76568            0
   01/01/2010 to 12/31/2010...........  $ 9.76568    $ 9.85620            0
   01/01/2011 to 12/31/2011...........  $ 9.85620    $10.65089            0
   01/01/2012 to 12/31/2012...........  $10.65089    $12.27108            0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.85686    $ 7.41364            0
   01/01/2010 to 12/31/2010...........  $ 7.41364    $ 9.00330            0
   01/01/2011 to 12/31/2011...........  $ 9.00330    $ 8.67801            0
   01/01/2012 to 12/31/2012...........  $ 8.67801    $ 9.86134            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.78961    $ 8.53791       1,458
   01/01/2010 to 12/31/2010...........  $ 8.53791    $ 9.48341       1,433
   01/01/2011 to 12/31/2011...........  $ 9.48341    $ 9.59816         709
   01/01/2012 to 12/31/2012...........  $ 9.59816    $10.61681           0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.79280    $ 7.34149           0
   01/01/2010 to 12/31/2010...........  $ 7.34149    $ 8.13357           0
   01/01/2011 to 12/31/2011...........  $ 8.13357    $ 7.88003           0
   01/01/2012 to 12/31/2012...........  $ 7.88003    $ 8.92535           0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.62098    $ 8.40241           0
   01/01/2010 to 12/31/2010...........  $ 8.40241    $10.58907           0
   01/01/2011 to 12/31/2011...........  $10.58907    $10.09124           0
   01/01/2012 to 12/31/2012...........  $10.09124    $11.42578           0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.42910    $ 8.28919           0
   01/01/2010 to 12/31/2010...........  $ 8.28919    $ 9.79829           0
   01/01/2011 to 12/31/2011...........  $ 9.79829    $ 9.23856           0
   01/01/2012 to 12/31/2012...........  $ 9.23856    $10.56774           0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.73304    $ 6.91515         600
   01/01/2010 to 12/31/2010...........  $ 6.91515    $ 8.46186       1,086
   01/01/2011 to 12/31/2011...........  $ 8.46186    $ 8.69881         664
   01/01/2012 to 12/31/2012...........  $ 8.69881    $10.00220         858
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.68731    $ 8.41852           0
   01/01/2010 to 12/31/2010...........  $ 8.41852    $10.38693           0
   01/01/2011 to 12/31/2011...........  $10.38693    $10.32414           0
   01/01/2012 to 12/31/2012...........  $10.32414    $11.39586           0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.79040    $ 8.46946           0
   01/01/2010 to 12/31/2010...........  $ 8.46946    $10.14864           0
   01/01/2011 to 12/31/2011...........  $10.14864    $ 9.55113           0
   01/01/2012 to 12/31/2012...........  $ 9.55113    $10.88707           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........  $ 7.03080    $ 7.64346           0
   01/01/2010 to 12/31/2010...........  $ 7.64346    $ 8.67756           0
   01/01/2011 to 12/31/2011...........  $ 8.67756    $ 8.67508           0
   01/01/2012 to 12/31/2012...........  $ 8.67508    $ 9.91918           0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........  $ 6.52883    $ 7.82890       1,649
   01/01/2010 to 12/31/2010...........  $ 7.82890    $ 8.14003       1,609
   01/01/2011 to 12/31/2011...........  $ 8.14003    $ 9.38722       1,666
   01/01/2012 to 12/31/2012...........  $ 9.38722    $ 9.22480       2,021

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                      AND HD GRO OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256     1,587,635
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     1,930,150
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811     1,567,491
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480     1,612,808
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610     1,593,182
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902     1,428,681
   01/01/2012 to 12/31/2012...........  $ 9.96902    $10.99065     1,370,628
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496        89,865
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463       150,608
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393       185,867
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309       176,178
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380       185,034
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416       172,136
   01/01/2012 to 12/31/2012...........  $10.57416    $11.76991       182,253
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602             0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005             0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892             0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008         1,219
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802           849
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485           540
   01/01/2012 to 05/04/2012...........  $ 9.61485    $10.43222             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494       563,371
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528       819,648
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712       895,906
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820     1,656,995
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644     1,549,530
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750     1,394,327
   01/01/2012 to 12/31/2012...........  $10.40750    $11.46480     1,298,098

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094      488,534
   01/01/2012 to 12/31/2012...........  $ 9.14094    $10.01761      466,328
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070            0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442            0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619            0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205        5,041
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094        2,821
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030        2,402
   01/01/2012 to 12/31/2012...........  $ 9.63030    $10.69602        2,532
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356            0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009            0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842            0
   01/01/2012 to 12/31/2012...........  $10.87842    $11.09802            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560            0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716            0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026            0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327            0
   01/01/2012 to 12/31/2012...........  $13.38327    $13.85687            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427            0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522            0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528            0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335            0
   01/01/2012 to 12/31/2012...........  $13.52335    $14.02085            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579            0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243       23,064
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178            0
   01/01/2012 to 12/31/2012...........  $11.16178    $11.62262            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956       46,018
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718      207,955
   01/01/2012 to 12/31/2012...........  $12.93718    $13.53150       59,541
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927       71,599
   01/01/2012 to 12/31/2012...........  $11.98927    $12.42891      164,701

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99773    $10.37175        41,507
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     1,215,170
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     1,644,246
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     1,534,827
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     1,332,703
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     1,300,845
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     1,254,162
   01/01/2012 to 12/31/2012...........  $ 9.93585    $11.06664     1,212,296
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618             0
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373        19,485
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515        15,059
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306        10,889
   01/01/2012 to 12/31/2012...........  $ 9.33306    $10.08071        11,025
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849             0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515             0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901             0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588         2,237
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810         2,600
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150         1,302
   01/01/2012 to 12/31/2012...........  $13.60150    $15.36585         1,626
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822             0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487             0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703             0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347             0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232             0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819         1,833
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893         1,207
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909           879
   01/01/2012 to 12/31/2012...........  $10.33909    $12.15880           990
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594             0
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862             0
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581             0
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431             0
   01/01/2012 to 12/31/2012...........  $ 9.42431    $10.48872             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620       86,221
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183      142,734
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391      201,709
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643      227,201
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460      234,352
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980      192,497
   01/01/2012 to 12/31/2012...........  $ 9.42980    $10.21781      191,557
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781       45,180
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006      259,165
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982      197,532
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779      203,840
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139      214,824
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633      190,966
   01/01/2012 to 12/31/2012...........  $ 8.74633    $ 9.67312      199,158
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903            0
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.71807       33,688
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196            0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411            0
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539            0
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098            0
   01/01/2012 to 12/31/2012...........  $ 8.84098    $10.97977            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044            0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443            0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319            0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769          426
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291          326
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585          223
   01/01/2012 to 12/31/2012...........  $11.21585    $13.15596          245
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065            0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783            0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744            0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364            0
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038            0
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373            0
   01/01/2012 to 12/31/2012...........  $ 8.39373    $ 9.83764            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320       13,553
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997       10,514
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        6,268
   01/01/2012 to 12/31/2012...........  $12.76247    $14.95130        7,570
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334        4,234
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216        4,055
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        2,319
   01/01/2012 to 12/31/2012...........  $11.67054    $13.22351        3,051
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807            0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661            0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122            0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751        5,150
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953        3,559
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051        2,308
   01/01/2012 to 12/31/2012...........  $11.59051    $12.92677        2,750
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473            0
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789       18,916
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       18,311
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       15,895
   01/01/2012 to 12/31/2012...........  $ 9.77586    $10.54431       17,907
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717            0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211            0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096            0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493        4,501
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213        5,917
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791        2,729
   01/01/2012 to 12/31/2012...........  $ 7.61791    $ 8.98064        3,740
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950            0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545            0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844            0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614            0
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741        1,470
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907        1,035
   01/01/2012 to 12/31/2012...........  $ 8.16907    $ 9.33514        1,321

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981        1,226
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303        1,226
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678        1,226
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958        1,226
   01/01/2012 to 12/31/2012...........  $ 9.58958    $10.66782        2,341
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472       54,457
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305       85,317
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      121,124
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      134,319
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      120,324
   01/01/2012 to 12/31/2012...........  $11.44852    $12.41462      123,775
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345            0
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588            0
   01/01/2012 to 12/31/2012...........  $11.05588    $12.47267            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482            0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695            0
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191          394
   01/01/2012 to 12/31/2012...........  $10.57191    $11.72442          423
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794            0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437            0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645            0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584        6,768
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517        6,187
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606        3,856
   01/01/2012 to 12/31/2012...........  $ 9.76606    $11.66046        4,921
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570            0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635            0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525            0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344            0
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549            0
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549            0
   01/01/2012 to 12/31/2012...........  $ 8.08549    $ 9.25614            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276           0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795           0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703           0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791           0
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444           0
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893           0
   01/01/2012 to 12/31/2012...........  $13.15893    $13.65206           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196           0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853           0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969           0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029       6,703
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815       3,717
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660       3,328
   01/01/2012 to 12/31/2012...........  $10.25660    $11.27751       3,436
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184           0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948           0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501           0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102           0
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586           0
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835           0
   01/01/2012 to 12/31/2012...........  $11.80835    $14.23420           0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619           0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213           0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894           0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031       2,710
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230       2,251
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519       1,110
   01/01/2012 to 12/31/2012...........  $10.60519    $12.16130       1,492
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99830    $10.18113           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398           0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648           0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962           0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597           0
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338           0
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336           0
   01/01/2012 to 12/31/2012...........  $10.96336    $12.71430           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121           0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961           0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151           0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087       1,620
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136       1,320
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610         931
   01/01/2012 to 12/31/2012...........  $ 9.89610    $ 9.69320       1,155
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632           0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823           0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310           0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118           0
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660           0
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416           0
   01/01/2012 to 12/31/2012...........  $10.69416    $12.26785           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356           0
   01/01/2012 to 12/31/2012...........  $10.06356    $10.33649           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948           0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271           0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416           0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337         725
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448         496
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030         305
   01/01/2012 to 12/31/2012...........  $13.41030    $14.76040         362
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539           0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892           0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593           0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811           0
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388           0
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.29470         755
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343           0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348       9,006
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611       9,479
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537       4,560
   01/01/2012 to 12/31/2012...........  $ 8.48537    $ 9.80073       6,477

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107            0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907            0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615            0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668        1,189
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752          718
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472          557
   01/01/2012 to 12/31/2012...........  $11.61472    $11.90963          599
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495            0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859            0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321            0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738       26,799
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259       24,343
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567       16,545
   01/01/2012 to 12/31/2012...........  $12.69567    $13.59329       19,049
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053      210,114
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724      272,323
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875      295,553
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389      380,695
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306      390,743
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072      401,647
   01/01/2012 to 12/31/2012...........  $11.22072    $12.12964      414,041
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345            0
   01/01/2012 to 12/31/2012...........  $10.06345    $10.55681            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057            0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738            0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882            0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377            0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175            0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460            0
   01/01/2012 to 12/31/2012...........  $ 9.34460    $10.87307            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518            0
   01/01/2012 to 12/31/2012...........  $ 8.87518    $ 9.83606            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900        5,329
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803       13,851
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309       11,332
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479       10,261
   01/01/2012 to 12/31/2012...........  $ 8.88479    $10.08559       10,461
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245            0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871        3,266
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326       11,247
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994       51,127
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596       87,222
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555       68,916
   01/01/2012 to 12/31/2012...........  $10.41555    $11.33714       67,120
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597            0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389            0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424            0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167        4,275
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313        4,072
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445        1,988
   01/01/2012 to 12/31/2012...........  $11.22445    $12.33177        2,709
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456            0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147            0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778            0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372          795
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462          480
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104          935
   01/01/2012 to 12/31/2012...........  $11.22104    $12.98572        1,005
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989            0
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890       50,137
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       64,147
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044      162,911
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523      179,662
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261      152,830
   01/01/2012 to 12/31/2012...........  $11.39261    $12.66397      155,529
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281            0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367            0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465            0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961            0
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843            0
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532            0
   01/01/2012 to 12/31/2012...........  $ 8.50532    $ 9.76716            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134            0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457            0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707            0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358        3,089
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770        2,435
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490        1,648
   01/01/2012 to 12/31/2012...........  $11.66490    $12.02165        1,956
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814            0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414            0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027            0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446            0
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370            0
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605          619
   01/01/2012 to 12/31/2012...........  $10.56605    $12.16792          665
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510            0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734            0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784            0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863        4,378
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154        6,187
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799        2,764
   01/01/2012 to 12/31/2012...........  $12.86799    $13.05869        3,814
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       47,184
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       40,775
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       22,526
   01/01/2012 to 12/31/2012...........  $ 9.16607    $ 9.96542       24,555
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450            0
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        1,264
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080          429
   01/01/2012 to 12/31/2012...........  $11.10080    $11.72585          618
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440        4,018
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880       38,984
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172       38,950
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538       29,302
   01/01/2012 to 09/21/2012...........  $ 8.77538    $ 9.80179            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING  AT END OF   OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD      PERIOD    END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977           0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826           0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983           0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726           0
   01/01/2012 to 12/31/2012...........  $10.96726    $11.90760           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240           0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671           0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651           0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307           0
   01/01/2012 to 12/31/2012...........  $11.05307    $13.21772           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699           0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152           0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365           0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982         703
   01/01/2012 to 12/31/2012...........  $ 5.42982    $ 6.63308         756
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252           0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373           0
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468           0
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454         700
   01/01/2012 to 12/31/2012...........  $10.57454    $12.15913         753
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949           0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932           0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612           0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558           0
   01/01/2012 to 12/31/2012...........  $ 8.61558    $ 9.77130           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736           0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005       2,729
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387       1,647
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935       1,262
   01/01/2012 to 12/31/2012...........  $ 9.52935    $10.52001       1,357
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105           0
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346           0
   01/01/2012 to 12/31/2012...........  $ 7.82346    $ 8.84385           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199          0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491        932
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374        562
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888        429
   01/01/2012 to 12/31/2012...........  $10.01888    $11.32177        462
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572          0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226          0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747          0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262          0
   01/01/2012 to 12/31/2012...........  $ 9.17262    $10.47165          0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234          0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260          0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782          0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656          0
   01/01/2012 to 12/31/2012...........  $ 8.63656    $ 9.91107          0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014          0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089          0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254          0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997          0
   01/01/2012 to 12/31/2012...........  $10.24997    $11.29179          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855          0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181          0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576          0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274          0
   01/01/2012 to 12/31/2012...........  $ 9.48274    $10.78788          0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797          0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851          0
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243          0
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317          0
   01/01/2012 to 12/31/2012...........  $ 8.61317    $ 9.82906          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847     $7.19472         0
   01/01/2009 to 12/31/2009...........  $ 7.19472     $7.80329         0
   01/01/2010 to 12/31/2010...........  $ 7.80329     $8.09752         0
   01/01/2011 to 12/31/2011...........  $ 8.09752     $9.32008         0
   01/01/2012 to 12/31/2012...........  $ 9.32008     $9.14088         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529      146,936
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877      307,829
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271      333,079
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766      310,818
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822      298,352
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032      285,686
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687      270,819
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       29,841
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459       49,540
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171       46,791
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915       47,549
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809       47,062
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454       45,027
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298       43,458
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492            0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262            0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789            0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044            0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776            0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953            0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790       70,893
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011      149,800
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061      150,333
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989      157,636
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667      150,273
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523      143,347
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646      136,824

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191       74,151
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296       74,023
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041            0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216            0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290            0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626            0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104            0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616            0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715            0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967            0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852            0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236            0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963            0
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410            0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344            0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923            0
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169            0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115       88,438
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342      195,338
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294      196,185
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688      209,267
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961      167,220
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      162,561
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      143,150
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895          797
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205          796
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727          796
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309          795
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191          795
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622            0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355            0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449            0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325            0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748            0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633            0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708            0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579            0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505            0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925            0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200            0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215            0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549            0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600            0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852            0
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670            0
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698            0
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344          704
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682          896
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       27,630
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251       37,674
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462       34,344
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826       34,026
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641       33,750
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035       31,621
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678       30,169

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       2,268
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013       7,568
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282       6,685
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252       6,480
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472       6,257
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232       6,945
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690       8,588
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402           0
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738         757
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790           0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684           0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128           0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636           0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996           0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145           0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118           0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011           0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166           0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435           0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945           0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791           0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810           0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575           0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314           0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011           0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421           0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287           0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570           0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264           0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590           0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558           0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998          0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304          0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980          0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152          0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736          0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002          0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268          0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782          0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484          0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212          0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527          0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716        789
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528        788
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239        788
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331        788
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221        787
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677          0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178          0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731          0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187          0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097          0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472          0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293          0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889          0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484          0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160          0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894          0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217          0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141          0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419          0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287          0
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140          0
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827          0
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814          0
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739          321
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119       10,260
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602       10,680
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220       10,257
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459        9,773
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304        9,228
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781            0
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464            0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240            0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063            0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085            0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106            0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828            0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970         0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407         0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692         0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241         0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415         0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523         0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732         0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653         0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897         0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917         0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474         0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171         0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223         0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         0
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         0
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042         0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       19,236
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294       28,396
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866       36,275
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144       25,350
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882       36,967
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122       38,673
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437       37,300
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089            0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033            0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033            0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050            0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604            0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329            0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157            0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648            0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246            0
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770            0
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676            0
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709            0
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325            0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026            0
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838            0
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919            0
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252            0
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190            0
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625            0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839            0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832            0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513            0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409            0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148            0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163            0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395            0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338            0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392            0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066            0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904            0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991            0
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020       16,027
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       30,264
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       27,345
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       37,564
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       37,419
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       35,263
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054            0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624            0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810            0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362            0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354            0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085            0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998          0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215          0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797          0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675          0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064          0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029          0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003          0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662          0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353          0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224          0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160          0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121          0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459          0
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260          0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479          0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286          0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051          0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361          0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789        829
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819        829
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616        828
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845        828
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224          0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601          0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895          0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842          0
   01/01/2012 to 12/31/2012...........  $10.90842    $11.82635          0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551          0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465          0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472          0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375          0
   01/01/2012 to 12/31/2012...........  $10.99375    $13.12731          0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170          0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700          0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853          0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074          0
   01/01/2012 to 12/31/2012...........  $ 5.40074    $ 6.58774          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434         0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984         0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625         0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768         0
   01/01/2012 to 12/31/2012...........  $10.51768    $12.07599         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345         0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123         0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120         0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951         0
   01/01/2012 to 12/31/2012...........  $ 8.56951    $ 9.70472         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
   01/01/2012 to 12/31/2012...........  $ 9.47832    $10.44818         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
   01/01/2012 to 12/31/2012...........  $ 7.78165    $ 8.78364         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
   01/01/2012 to 12/31/2012...........  $ 9.96515    $11.24447         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
   01/01/2012 to 12/31/2012...........  $ 9.12308    $10.39978         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0
   01/01/2012 to 12/31/2012...........  $ 8.59019    $ 9.84334         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
   01/01/2012 to 12/31/2012...........  $10.19515    $11.21492         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
   01/01/2012 to 12/31/2012...........  $ 9.43173    $10.71406         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
   01/01/2012 to 12/31/2012...........  $ 8.56679    $ 9.76181         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0
   01/01/2012 to 12/31/2012...........  $ 9.27014    $ 9.07852         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38047    $10.93388       980,523
   01/01/2007 to 12/31/2007...........  $10.93388    $11.66521     1,256,419
   01/01/2008 to 12/31/2008...........  $11.66521    $ 7.76927     1,114,251
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     1,092,501
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     1,051,041
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155       945,698
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162       896,044
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14092    $10.60457        45,706
   01/01/2007 to 12/31/2007...........  $10.60457    $11.34476       171,448
   01/01/2008 to 12/31/2008...........  $11.34476    $ 7.78052       181,250
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354       182,993
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815       175,137
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545       170,551
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599       172,741
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67219    $11.73408             0
   01/01/2007 to 12/31/2007...........  $11.73408    $11.45102             0
   01/01/2008 to 12/31/2008...........  $11.45102    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065             0
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431             0
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612             0
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33090    $10.82649       516,020
   01/01/2007 to 12/31/2007...........  $10.82649    $11.53653       613,366
   01/01/2008 to 12/31/2008...........  $11.53653    $ 8.03637       616,456
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123       879,033
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384       855,716
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414       816,027
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816       757,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583      216,365
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661      200,960
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49503    $12.67469            0
   01/01/2007 to 12/31/2007...........  $12.67469    $12.52816            0
   01/01/2008 to 12/31/2008...........  $12.52816    $ 7.67442            0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726            0
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163            0
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142            0
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072            0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070            0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913            0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817            0
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506            0
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428            0
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529            0
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667            0
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376            0
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023            0
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413            0
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446            0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565            0
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034            0
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270            0
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421            0
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009            0
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49930    $11.10927      431,061
   01/01/2007 to 12/31/2007...........  $11.10927    $11.90879      733,560
   01/01/2008 to 12/31/2008...........  $11.90879    $ 7.56990      609,561
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952      609,431
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814      616,299
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927      582,751
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660      588,091
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419            0
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771            0
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205            0
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995            0
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648          622
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.08422    $15.96803            0
   01/01/2007 to 12/31/2007...........  $15.96803    $12.48919            0
   01/01/2008 to 12/31/2008...........  $12.48919    $ 7.92476            0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482            0
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404            0
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666            0
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19668    $11.67669            0
   01/01/2007 to 12/31/2007...........  $11.67669    $ 9.38029            0
   01/01/2008 to 07/18/2008...........  $ 9.38029    $ 8.56357            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.13606    $12.02369            0
   01/01/2007 to 12/31/2007...........  $12.02369    $13.06315            0
   01/01/2008 to 12/31/2008...........  $13.06315    $ 7.13539            0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860            0
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731            0
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820            0
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374            0
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245            0
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162            0
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014        4,086
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964        4,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04119    $10.52596       18,794
   01/01/2007 to 12/31/2007...........  $10.52596    $11.16298      107,468
   01/01/2008 to 12/31/2008...........  $11.16298    $ 7.14500       66,345
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       76,589
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094       69,707
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742       57,873
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957       64,350
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16087    $10.42774       36,460
   01/01/2007 to 12/31/2007...........  $10.42774    $11.35028       97,045
   01/01/2008 to 12/31/2008...........  $11.35028    $ 6.57477      102,640
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236      111,642
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046      116,941
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330      110,494
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355      108,761
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069            0
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020        4,677
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515            0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541            0
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866            0
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681            0
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19083    $11.49971            0
   01/01/2007 to 12/31/2007...........  $11.49971    $12.80631            0
   01/01/2008 to 12/31/2008...........  $12.80631    $ 7.47329            0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871            0
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486            0
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082            0
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60472    $11.69882            0
   01/01/2007 to 12/31/2007...........  $11.69882    $12.01493            0
   01/01/2008 to 12/31/2008...........  $12.01493    $ 6.96213            0
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749            0
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216            0
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493            0
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07197    $10.92486         0
   01/01/2007 to 12/31/2007...........  $10.92486    $12.73768         0
   01/01/2008 to 12/31/2008...........  $12.73768    $ 7.36813         0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917         0
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024         0
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147         0
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665         0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976         0
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193         0
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271         0
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049         0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04613    $10.57148         0
   01/01/2007 to 12/31/2007...........  $10.57148    $10.58384         0
   01/01/2008 to 12/31/2008...........  $10.58384    $ 7.69933         0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721         0
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809         0
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954         0
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219         0
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036         0
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633         0
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853         0
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99161    $10.55979         0
   01/01/2007 to 12/31/2007...........  $10.55979    $12.28160         0
   01/01/2008 to 12/31/2008...........  $12.28160    $ 5.97163         0
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352         0
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058         0
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292         0
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00976    $10.82176            0
   01/01/2007 to 12/31/2007...........  $10.82176    $12.45435            0
   01/01/2008 to 12/31/2008...........  $12.45435    $ 6.81369            0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753            0
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890            0
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644            0
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907            0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425            0
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118            0
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816            0
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688            0
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253            0
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384            0
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89729    $11.47316            0
   01/01/2007 to 12/31/2007...........  $11.47316    $11.42601       32,337
   01/01/2008 to 12/31/2008...........  $11.42601    $ 9.19703       30,945
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455       39,805
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       28,730
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       27,872
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972       27,841
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169            0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250            0
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851            0
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149            0
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520            0
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686            0
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06214    $12.71200            0
   01/01/2007 to 12/31/2007...........  $12.71200    $13.59092            0
   01/01/2008 to 12/31/2008...........  $13.59092    $ 7.78368            0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368            0
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050            0
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488            0
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03673    $12.15199         0
   01/01/2007 to 12/31/2007...........  $12.15199    $11.51688         0
   01/01/2008 to 12/31/2008...........  $11.51688    $ 6.58358         0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247         0
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390         0
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195         0
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17101    $10.61604         0
   01/01/2007 to 12/31/2007...........  $10.61604    $11.00230         0
   01/01/2008 to 12/31/2008...........  $11.00230    $ 8.24992         0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970         0
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269         0
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190         0
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10935    $11.36178         0
   01/01/2007 to 12/31/2007...........  $11.36178    $12.76067         0
   01/01/2008 to 12/31/2008...........  $12.76067    $ 7.02395         0
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497         0
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910         0
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715         0
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39974    $12.65581         0
   01/01/2007 to 12/31/2007...........  $12.65581    $13.52608         0
   01/01/2008 to 12/31/2008...........  $13.52608    $ 8.72326         0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837         0
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036         0
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339         0
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01314    $11.46555         0
   01/01/2007 to 12/31/2007...........  $11.46555    $12.89324         0
   01/01/2008 to 12/31/2008...........  $12.89324    $ 8.02380         0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490         0
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856         0
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001         0
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01565    $11.49314         0
   01/01/2007 to 12/31/2007...........  $11.49314    $11.53682         0
   01/01/2008 to 12/31/2008...........  $11.53682    $ 6.97427         0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381         0
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956         0
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208         0
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99927    $10.16446         0
   01/01/2007 to 12/31/2007...........  $10.16446    $10.41692         0
   01/01/2008 to 12/31/2008...........  $10.41692    $10.43309         0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844         0
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629         0
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943         0
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62014    $11.71445         0
   01/01/2007 to 12/31/2007...........  $11.71445    $11.80676         0
   01/01/2008 to 12/31/2008...........  $11.80676    $ 6.66062         0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272         0
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847         0
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733         0
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929         0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32266    $12.56405         0
   01/01/2007 to 12/31/2007...........  $12.56405    $14.99959         0
   01/01/2008 to 12/31/2008...........  $14.99959    $ 8.32629         0
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846         0
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         0
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889         0
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46321    $10.79758         0
   01/01/2007 to 12/31/2007...........  $10.79758    $12.52249         0
   01/01/2008 to 12/31/2008...........  $12.52249    $ 7.03005         0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842         0
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236         0
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714            0
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108            0
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079            0
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374            0
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99939    $10.14603            0
   01/01/2007 to 12/31/2007...........  $10.14603    $10.58573            0
   01/01/2008 to 12/31/2008...........  $10.58573    $10.45803            0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320            0
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373            0
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279            0
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97074    $10.25809            0
   01/01/2007 to 12/31/2007...........  $10.25809    $10.85393            0
   01/01/2008 to 12/31/2008...........  $10.85393    $10.36496            0
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051            0
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950            0
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048            0
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18231    $10.58266       25,948
   01/01/2007 to 12/31/2007...........  $10.58266    $11.23988       85,990
   01/01/2008 to 12/31/2008...........  $11.23988    $ 8.84173      173,973
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969      300,422
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278      338,401
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498      324,919
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123      290,854
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918            0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59876    $11.38035            0
   01/01/2007 to 12/31/2007...........  $11.38035    $11.34925            0
   01/01/2008 to 12/31/2008...........  $11.34925    $ 6.79519            0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794            0
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147            0
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011            0
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065            0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807          407
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425          939
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272        1,325
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549          928
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103        1,450
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42812    $10.99392            0
   01/01/2007 to 12/31/2007...........  $10.99392    $11.69820       52,424
   01/01/2008 to 12/31/2008...........  $11.69820    $ 7.97865       26,059
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       33,715
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093       37,707
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382       34,150
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293       38,607
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90457    $ 9.86970            0
   01/01/2007 to 12/31/2007...........  $ 9.86970    $10.33134            0
   01/01/2008 to 12/31/2008...........  $10.33134    $ 6.56108            0
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389            0
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129            0
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953            0
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91307    $12.41972            0
   01/01/2007 to 12/31/2007...........  $12.41972    $11.45244            0
   01/01/2008 to 12/31/2008...........  $11.45244    $ 7.86404            0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803            0
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245            0
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554            0
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66142    $11.31993            0
   01/01/2007 to 12/31/2007...........  $11.31993    $11.75789      118,836
   01/01/2008 to 12/31/2008...........  $11.75789    $ 8.50729       65,892
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       82,127
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440       71,399
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       76,275
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437       82,843

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.97588    $12.15923           0
   01/01/2007 to 12/31/2007...........  $12.15923    $11.45490           0
   01/01/2008 to 12/31/2008...........  $11.45490    $ 6.50390           0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669           0
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417           0
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524           0
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50715    $ 9.75828           0
   01/01/2007 to 12/31/2007...........  $ 9.75828    $10.45270           0
   01/01/2008 to 12/31/2008...........  $10.45270    $ 9.96399           0
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472           0
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667           0
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253           0
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93961    $10.42100           0
   01/01/2007 to 12/31/2007...........  $10.42100    $11.01894           0
   01/01/2008 to 12/31/2008...........  $11.01894    $ 6.39820           0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786           0
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896           0
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050           0
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.70545    $13.21670           0
   01/01/2007 to 12/31/2007...........  $13.21670    $18.14222           0
   01/01/2008 to 12/31/2008...........  $18.14222    $ 8.86480           0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549           0
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376           0
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564           0
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61817    $11.29471           0
   01/01/2007 to 12/31/2007...........  $11.29471    $12.08889           0
   01/01/2008 to 12/31/2008...........  $12.08889    $ 6.81165           0
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740           0
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358           0
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083         960
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       2,436
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99809    $ 9.97138           0
   01/01/2008 to 12/31/2008...........  $ 9.97138    $ 9.23456           0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192           0
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805           0
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935           0
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         206
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437         474
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230         669
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       4,868
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721           0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106           0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165           0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923           0
   01/01/2012 to 12/31/2012...........  $10.86923    $11.77220           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089           0
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999           0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684           0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424           0
   01/01/2012 to 12/31/2012...........  $10.95424    $13.06738           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829           0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726           0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174           0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135           0
   01/01/2012 to 12/31/2012...........  $ 5.38135    $ 6.55781           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892           0
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400           0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078           0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002           0
   01/01/2012 to 12/31/2012...........  $10.48002    $12.02099           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953           0
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928           0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801           0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881           0
   01/01/2012 to 12/31/2012...........  $ 8.53881    $ 9.66036           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634           0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530           0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259           0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438           0
   01/01/2012 to 12/31/2012...........  $ 9.44438    $10.40060           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347         0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739         0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823         0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349         0
   01/01/2012 to 12/31/2012...........  $ 7.75349    $ 8.74330         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185         0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071         0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522         0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945         0
   01/01/2012 to 12/31/2012...........  $ 9.92945    $11.19304         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513         0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837         0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372         0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046         0
   01/01/2012 to 12/31/2012...........  $ 9.09046    $10.35248         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330         0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444         0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296         0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948         0
   01/01/2012 to 12/31/2012...........  $ 8.55948    $ 9.79861         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909         0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679         0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535         0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857         0
   01/01/2012 to 12/31/2012...........  $10.15857    $11.16373         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678         0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716         0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984         0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785         0
   01/01/2012 to 12/31/2012...........  $ 9.39785    $10.66510         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615         0
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749         0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621         0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611         0
   01/01/2012 to 12/31/2012...........  $ 8.53611    $ 9.71718         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840     $7.18288         0
   01/01/2009 to 12/31/2009...........  $ 7.18288     $7.77133         0
   01/01/2010 to 12/31/2010...........  $ 7.77133     $8.04473         0
   01/01/2011 to 12/31/2011...........  $ 8.04473     $9.23675         0
   01/01/2012 to 12/31/2012...........  $ 9.23675     $9.03694         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       1,396
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279           0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383           0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909           0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532           0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726         592
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607           0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697           0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035           0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074           0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919           0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       1,142
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998           0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543           0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606           0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206           0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       9,423
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268            0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821          685
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499            0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569            0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612            0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886            0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840           13
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096            0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035            0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421            0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752            0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580            0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832           35

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553           0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464           0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702           0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163           0
   01/01/2012 to 12/31/2012...........  $11.41163    $12.52542           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373           0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112           0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058           0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124           0
   01/01/2012 to 12/31/2012...........  $11.50124    $13.90370           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555           0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013           0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309           0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050           0
   01/01/2012 to 12/31/2012...........  $ 5.65050    $ 6.97796           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319           0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149           0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243           0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309           0
   01/01/2012 to 12/31/2012...........  $11.00309    $12.79004           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389           0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435           0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904           0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504           0
   01/01/2012 to 12/31/2012...........  $ 8.96504    $10.27851           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627         0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550         0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085         0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574         0
   01/01/2012 to 12/31/2012...........  $ 9.91574    $11.06599         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952         0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124         0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879         0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102         0
   01/01/2012 to 12/31/2012...........  $ 8.14102    $ 9.30332         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
   01/01/2012 to 12/31/2012...........  $10.42521    $11.90950         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
   01/01/2012 to 12/31/2012...........  $ 9.54428    $11.01497         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
   01/01/2012 to 12/31/2012...........  $ 8.98727    $10.42615         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
   01/01/2012 to 12/31/2012...........  $10.66582    $11.87821         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
   01/01/2012 to 12/31/2012...........  $ 9.86744    $11.34804         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
   01/01/2012 to 12/31/2012...........  $ 8.96210    $10.33883         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0
   01/01/2012 to 12/31/2012...........  $ 9.69768    $ 9.61503         0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.80%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96999    $10.53905      100,763
   01/01/2007 to 12/31/2007...........  $10.53905    $11.30489      331,359
   01/01/2008 to 12/31/2008...........  $11.30489    $ 7.57016      434,309
   01/01/2009 to 12/31/2009...........  $ 7.57016    $ 9.24767      573,712
   01/01/2010 to 12/31/2010...........  $ 9.24767    $10.17096      557,259
   01/01/2011 to 12/31/2011...........  $10.17096    $ 9.72567      448,701
   01/01/2012 to 12/31/2012...........  $ 9.72567    $10.75412      472,081
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98871    $10.48281          465
   01/01/2007 to 12/31/2007...........  $10.48281    $11.27541        4,054
   01/01/2008 to 12/31/2008...........  $11.27541    $ 7.77480       41,622
   01/01/2009 to 12/31/2009...........  $ 7.77480    $ 9.63835      102,631
   01/01/2010 to 12/31/2010...........  $ 9.63835    $10.76564      105,054
   01/01/2011 to 12/31/2011...........  $10.76564    $10.58741       89,167
   01/01/2012 to 12/31/2012...........  $10.58741    $11.81948       98,779
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98434    $11.01701        6,860
   01/01/2007 to 12/31/2007...........  $11.01701    $10.80965        7,391
   01/01/2008 to 12/31/2008...........  $10.80965    $ 6.92900        5,909
   01/01/2009 to 12/31/2009...........  $ 6.92900    $ 8.01628       11,509
   01/01/2010 to 12/31/2010...........  $ 8.01628    $ 8.96487        9,703
   01/01/2011 to 12/31/2011...........  $ 8.96487    $ 9.12113        9,252
   01/01/2012 to 05/04/2012...........  $ 9.12113    $ 9.90651            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97939    $10.49554       19,062
   01/01/2007 to 12/31/2007...........  $10.49554    $11.24456       71,029
   01/01/2008 to 12/31/2008...........  $11.24456    $ 7.87536      209,955
   01/01/2009 to 12/31/2009...........  $ 7.87536    $ 9.53832      426,296
   01/01/2010 to 12/31/2010...........  $ 9.53832    $10.52351      433,134
   01/01/2011 to 12/31/2011...........  $10.52351    $10.21197      338,320
   01/01/2012 to 12/31/2012...........  $10.21197    $11.28257      377,275

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 9.15952            0
   01/01/2012 to 12/31/2012...........  $ 9.15952    $10.06765            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94923    $11.00962       14,229
   01/01/2007 to 12/31/2007...........  $11.00962    $10.94144        5,771
   01/01/2008 to 12/31/2008...........  $10.94144    $ 6.73868        8,260
   01/01/2009 to 12/31/2009...........  $ 6.73868    $ 7.82812        9,758
   01/01/2010 to 12/31/2010...........  $ 7.82812    $ 8.64657        9,223
   01/01/2011 to 12/31/2011...........  $ 8.64657    $ 8.45207        8,314
   01/01/2012 to 12/31/2012...........  $ 8.45207    $ 9.41504        8,101
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 9.38108            0
   01/01/2010 to 12/31/2010...........  $ 9.38108    $10.18982            0
   01/01/2011 to 12/31/2011...........  $10.18982    $10.97479            0
   01/01/2012 to 12/31/2012...........  $10.97479    $11.22934            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.03844            0
   01/01/2009 to 12/31/2009...........  $12.03844    $11.11003            0
   01/01/2010 to 12/31/2010...........  $11.11003    $12.13429            0
   01/01/2011 to 12/31/2011...........  $12.13429    $13.53876            0
   01/01/2012 to 12/31/2012...........  $13.53876    $14.05927            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.10728            0
   01/01/2009 to 12/31/2009...........  $12.10728    $10.97728            0
   01/01/2010 to 12/31/2010...........  $10.97728    $12.00827            0
   01/01/2011 to 12/31/2011...........  $12.00827    $13.68041            0
   01/01/2012 to 12/31/2012...........  $13.68041    $14.22553            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 8.79160            0
   01/01/2010 to 12/31/2010...........  $ 8.79160    $ 9.65901            0
   01/01/2011 to 12/31/2011...........  $ 9.65901    $11.26044            0
   01/01/2012 to 12/31/2012...........  $11.26044    $11.75998            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99804    $11.01180            0
   01/01/2011 to 12/31/2011...........  $11.01180    $13.01321            0
   01/01/2012 to 12/31/2012...........  $13.01321    $13.65123            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99853    $12.02437            0
   01/01/2012 to 12/31/2012...........  $12.02437    $12.50204            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99805    $10.40239            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97970    $10.59731      154,539
   01/01/2007 to 12/31/2007...........  $10.59731    $11.42176      323,524
   01/01/2008 to 12/31/2008...........  $11.42176    $ 7.29960      471,178
   01/01/2009 to 12/31/2009...........  $ 7.29960    $ 8.98690      717,751
   01/01/2010 to 12/31/2010...........  $ 8.98690    $10.00882      731,358
   01/01/2011 to 12/31/2011...........  $10.00882    $ 9.59353      638,859
   01/01/2012 to 12/31/2012...........  $ 9.59353    $10.71694      678,420
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08106    $ 7.34068        9,623
   01/01/2009 to 12/31/2009...........  $ 7.34068    $ 8.89743       93,852
   01/01/2010 to 12/31/2010...........  $ 8.89743    $ 9.78180      101,992
   01/01/2011 to 12/31/2011...........  $ 9.78180    $ 9.43446       92,172
   01/01/2012 to 12/31/2012...........  $ 9.43446    $10.22030       99,314
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88697    $12.10913          915
   01/01/2007 to 12/31/2007...........  $12.10913    $ 9.52250       21,877
   01/01/2008 to 12/31/2008...........  $ 9.52250    $ 6.07516       22,046
   01/01/2009 to 12/31/2009...........  $ 6.07516    $ 7.87308       28,325
   01/01/2010 to 12/31/2010...........  $ 7.87308    $ 9.95295       29,740
   01/01/2011 to 12/31/2011...........  $ 9.95295    $10.42158       28,165
   01/01/2012 to 12/31/2012...........  $10.42158    $11.80828       29,482
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98281    $10.44809          213
   01/01/2007 to 12/31/2007...........  $10.44809    $ 8.43897          738
   01/01/2008 to 07/18/2008...........  $ 8.43897    $ 7.72699            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $ 9.94149        4,622
   01/01/2007 to 12/31/2007...........  $ 9.94149    $10.85969        5,531
   01/01/2008 to 12/31/2008...........  $10.85969    $ 5.96393        5,816
   01/01/2009 to 12/31/2009...........  $ 5.96393    $ 7.77201        5,885
   01/01/2010 to 12/31/2010...........  $ 7.77201    $10.11934        5,696
   01/01/2011 to 12/31/2011...........  $10.11934    $ 8.63723       15,941
   01/01/2012 to 12/31/2012...........  $ 8.63723    $10.18740       14,930
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10357    $ 7.50079        1,892
   01/01/2009 to 12/31/2009...........  $ 7.50079    $ 8.93234        4,777
   01/01/2010 to 12/31/2010...........  $ 8.93234    $ 9.94340        5,927
   01/01/2011 to 12/31/2011...........  $ 9.94340    $ 9.52637        4,979
   01/01/2012 to 12/31/2012...........  $ 9.52637    $10.63368        6,825

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.51873        7,548
   01/01/2007 to 12/31/2007...........  $10.51873    $11.21595       14,474
   01/01/2008 to 12/31/2008...........  $11.21595    $ 7.21784       44,101
   01/01/2009 to 12/31/2009...........  $ 7.21784    $ 8.78121       82,150
   01/01/2010 to 12/31/2010...........  $ 8.78121    $ 9.86497       85,288
   01/01/2011 to 12/31/2011...........  $ 9.86497    $ 9.54494       65,939
   01/01/2012 to 12/31/2012...........  $ 9.54494    $10.37311       73,220
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.29782        6,627
   01/01/2007 to 12/31/2007...........  $10.29782    $11.26972       13,198
   01/01/2008 to 12/31/2008...........  $11.26972    $ 6.56357       20,349
   01/01/2009 to 12/31/2009...........  $ 6.56357    $ 8.12237       45,529
   01/01/2010 to 12/31/2010...........  $ 8.12237    $ 9.49626       50,405
   01/01/2011 to 12/31/2011...........  $ 9.49626    $ 8.74891       46,845
   01/01/2012 to 12/31/2012...........  $ 8.74891    $ 9.70445       52,229
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99854    $ 7.46903        1,054
   01/01/2009 to 11/13/2009...........  $ 7.46903    $ 8.34495            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99854    $10.73940       24,670
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17522    $ 6.11016          207
   01/01/2009 to 12/31/2009...........  $ 6.11016    $ 8.10892        3,456
   01/01/2010 to 12/31/2010...........  $ 8.10892    $ 9.57456        3,343
   01/01/2011 to 12/31/2011...........  $ 9.57456    $ 8.93153        5,522
   01/01/2012 to 12/31/2012...........  $ 8.93153    $11.12501        6,367
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93489    $10.24561        9,321
   01/01/2007 to 12/31/2007...........  $10.24561    $11.47169       14,255
   01/01/2008 to 12/31/2008...........  $11.47169    $ 6.73082       15,979
   01/01/2009 to 12/31/2009...........  $ 6.73082    $ 9.87807       16,503
   01/01/2010 to 12/31/2010...........  $ 9.87807    $10.70162       15,236
   01/01/2011 to 12/31/2011...........  $10.70162    $10.09654       13,773
   01/01/2012 to 12/31/2012...........  $10.09654    $11.87793       13,503
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96049    $11.02746        5,978
   01/01/2007 to 12/31/2007...........  $11.02746    $11.38675        6,542
   01/01/2008 to 12/31/2008...........  $11.38675    $ 6.63384        8,008
   01/01/2009 to 12/31/2009...........  $ 6.63384    $ 7.76698       13,644
   01/01/2010 to 12/31/2010...........  $ 7.76698    $ 8.61281       13,445
   01/01/2011 to 12/31/2011...........  $ 8.61281    $ 7.99378       11,689
   01/01/2012 to 12/31/2012...........  $ 7.99378    $ 9.39651       12,051

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95788    $ 9.86078        4,141
   01/01/2007 to 12/31/2007...........  $ 9.86078    $11.55954       10,896
   01/01/2008 to 12/31/2008...........  $11.55954    $ 6.72291       12,490
   01/01/2009 to 12/31/2009...........  $ 6.72291    $10.37465       12,996
   01/01/2010 to 12/31/2010...........  $10.37465    $12.21170       14,525
   01/01/2011 to 12/31/2011...........  $12.21170    $11.63890       13,321
   01/01/2012 to 12/31/2012...........  $11.63890    $13.67539       13,375
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03342    $ 7.63533          143
   01/01/2009 to 12/31/2009...........  $ 7.63533    $ 9.51399        2,258
   01/01/2010 to 12/31/2010...........  $ 9.51399    $11.84749        2,109
   01/01/2011 to 12/31/2011...........  $11.84749    $11.78974        3,250
   01/01/2012 to 12/31/2012...........  $11.78974    $13.39812        3,578
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.55895        7,639
   01/01/2007 to 12/31/2007...........  $10.55895    $10.62868       35,625
   01/01/2008 to 12/31/2008...........  $10.62868    $ 7.77374       46,793
   01/01/2009 to 12/31/2009...........  $ 7.77374    $10.35129       44,552
   01/01/2010 to 12/31/2010...........  $10.35129    $11.54100       41,783
   01/01/2011 to 12/31/2011...........  $11.54100    $11.69693       37,032
   01/01/2012 to 12/31/2012...........  $11.69693    $13.08397       28,186
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08924    $ 7.60965       12,780
   01/01/2009 to 12/31/2009...........  $ 7.60965    $ 9.22304       36,235
   01/01/2010 to 12/31/2010...........  $ 9.22304    $10.11078       39,903
   01/01/2011 to 12/31/2011...........  $10.11078    $ 9.88185       34,156
   01/01/2012 to 12/31/2012...........  $ 9.88185    $10.69020       37,557
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99205    $10.59814       19,383
   01/01/2007 to 12/31/2007...........  $10.59814    $12.39320       22,566
   01/01/2008 to 12/31/2008...........  $12.39320    $ 6.05863       21,405
   01/01/2009 to 12/31/2009...........  $ 6.05863    $ 8.05179       25,385
   01/01/2010 to 12/31/2010...........  $ 8.05179    $ 9.05613       25,371
   01/01/2011 to 12/31/2011...........  $ 9.05613    $ 7.74633       26,181
   01/01/2012 to 12/31/2012...........  $ 7.74633    $ 9.15895       26,413
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01020    $10.86091       10,108
   01/01/2007 to 12/31/2007...........  $10.86091    $12.56729       22,348
   01/01/2008 to 12/31/2008...........  $12.56729    $ 6.91270       20,365
   01/01/2009 to 12/31/2009...........  $ 6.91270    $ 8.86147       20,938
   01/01/2010 to 12/31/2010...........  $ 8.86147    $ 9.66951       21,279
   01/01/2011 to 12/31/2011...........  $ 9.66951    $ 8.30663       17,927
   01/01/2012 to 12/31/2012...........  $ 8.30663    $ 9.52022       16,870

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99854    $10.72041      468,278
   01/01/2009 to 12/31/2009...........  $10.72041    $11.72128       88,669
   01/01/2010 to 12/31/2010...........  $11.72128    $12.75879       22,735
   01/01/2011 to 12/31/2011...........  $12.75879    $14.09332      307,720
   01/01/2012 to 12/31/2012...........  $14.09332    $15.14529      123,197
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11176    $ 7.13394        5,691
   01/01/2009 to 12/31/2009...........  $ 7.13394    $ 8.87666       17,133
   01/01/2010 to 12/31/2010...........  $ 8.87666    $ 9.92453       17,200
   01/01/2011 to 12/31/2011...........  $ 9.92453    $ 9.69377       12,424
   01/01/2012 to 12/31/2012...........  $ 9.69377    $10.81565       14,448
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96719    $10.53137            0
   01/01/2007 to 12/31/2007...........  $10.53137    $10.54506        2,161
   01/01/2008 to 12/31/2008...........  $10.54506    $ 8.53380       67,308
   01/01/2009 to 12/31/2009...........  $ 8.53380    $10.22881      135,791
   01/01/2010 to 12/31/2010...........  $10.22881    $10.78339      144,285
   01/01/2011 to 12/31/2011...........  $10.78339    $10.61771      124,317
   01/01/2012 to 12/31/2012...........  $10.61771    $11.54778      140,113
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08392    $10.28893            0
   01/01/2010 to 12/31/2010...........  $10.28893    $11.25088            0
   01/01/2011 to 12/31/2011...........  $11.25088    $11.12535            0
   01/01/2012 to 12/31/2012...........  $11.12535    $12.58806            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14530    $10.29877        1,984
   01/01/2010 to 12/31/2010...........  $10.29877    $11.50507        1,031
   01/01/2011 to 12/31/2011...........  $11.50507    $10.63826            0
   01/01/2012 to 12/31/2012...........  $10.63826    $11.83282            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.57485        1,737
   01/01/2007 to 12/31/2007...........  $10.57485    $11.36747       12,155
   01/01/2008 to 12/31/2008...........  $11.36747    $ 6.54565       25,865
   01/01/2009 to 12/31/2009...........  $ 6.54565    $ 8.73715       26,103
   01/01/2010 to 12/31/2010...........  $ 8.73715    $ 9.19808       27,258
   01/01/2011 to 12/31/2011...........  $ 9.19808    $ 8.20882       25,338
   01/01/2012 to 12/31/2012...........  $ 8.20882    $ 9.83010       24,609

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95986    $11.00559       10,174
   01/01/2007 to 12/31/2007...........  $11.00559    $10.48704       42,001
   01/01/2008 to 12/31/2008...........  $10.48704    $ 6.02732       74,919
   01/01/2009 to 12/31/2009...........  $ 6.02732    $ 7.07131       69,066
   01/01/2010 to 12/31/2010...........  $ 7.07131    $ 7.86044       65,715
   01/01/2011 to 12/31/2011...........  $ 7.86044    $ 7.39857       63,817
   01/01/2012 to 12/31/2012...........  $ 7.39857    $ 8.49487       48,725
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.47329        3,170
   01/01/2007 to 12/31/2007...........  $10.47329    $10.91333        7,620
   01/01/2008 to 12/31/2008...........  $10.91333    $ 8.22753        8,179
   01/01/2009 to 12/31/2009...........  $ 8.22753    $10.87864        9,539
   01/01/2010 to 12/31/2010...........  $10.87864    $12.11990        9,813
   01/01/2011 to 12/31/2011...........  $12.11990    $13.11683        9,345
   01/01/2012 to 12/31/2012...........  $13.11683    $13.64862        9,380
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94800    $10.21046        8,677
   01/01/2007 to 12/31/2007...........  $10.21046    $11.52992       18,618
   01/01/2008 to 12/31/2008...........  $11.52992    $ 6.38093       27,661
   01/01/2009 to 12/31/2009...........  $ 6.38093    $ 8.13344       37,024
   01/01/2010 to 12/31/2010...........  $ 8.13344    $ 9.56772       50,125
   01/01/2011 to 12/31/2011...........  $ 9.56772    $ 9.31287       37,409
   01/01/2012 to 12/31/2012...........  $ 9.31287    $10.27009       39,434
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96007    $11.09702        7,381
   01/01/2007 to 12/31/2007...........  $11.09702    $11.92451       11,869
   01/01/2008 to 12/31/2008...........  $11.92451    $ 7.73203       12,011
   01/01/2009 to 12/31/2009...........  $ 7.73203    $ 9.98846       16,465
   01/01/2010 to 12/31/2010...........  $ 9.98846    $10.99392       16,243
   01/01/2011 to 12/31/2011...........  $10.99392    $10.46150       13,854
   01/01/2012 to 12/31/2012...........  $10.46150    $12.64794       12,850
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93164    $10.37660       17,078
   01/01/2007 to 12/31/2007...........  $10.37660    $11.73220        5,673
   01/01/2008 to 12/31/2008...........  $11.73220    $ 7.34079        7,271
   01/01/2009 to 12/31/2009...........  $ 7.34079    $ 8.96358        8,391
   01/01/2010 to 12/31/2010...........  $ 8.96358    $ 9.93078        8,501
   01/01/2011 to 12/31/2011...........  $ 9.93078    $ 9.69742        8,295
   01/01/2012 to 12/31/2012...........  $ 9.69742    $11.15310        8,326
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99854    $10.19227            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92897    $10.39648        3,722
   01/01/2007 to 12/31/2007...........  $10.39648    $10.49274        5,769
   01/01/2008 to 12/31/2008...........  $10.49274    $ 6.37746        8,861
   01/01/2009 to 12/31/2009...........  $ 6.37746    $ 8.70075       11,735
   01/01/2010 to 12/31/2010...........  $ 8.70075    $10.56476        8,320
   01/01/2011 to 12/31/2011...........  $10.56476    $10.02005        6,173
   01/01/2012 to 12/31/2012...........  $10.02005    $11.65476        6,184
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99971    $10.20125        2,122
   01/01/2007 to 12/31/2007...........  $10.20125    $10.51138       14,168
   01/01/2008 to 12/31/2008...........  $10.51138    $10.58460       35,811
   01/01/2009 to 12/31/2009...........  $10.58460    $10.42287       31,264
   01/01/2010 to 12/31/2010...........  $10.42287    $10.24097       32,714
   01/01/2011 to 12/31/2011...........  $10.24097    $10.06247      112,077
   01/01/2012 to 12/31/2012...........  $10.06247    $ 9.88535       96,319
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03567    $10.15344        8,227
   01/01/2007 to 12/31/2007...........  $10.15344    $10.28916       37,568
   01/01/2008 to 12/31/2008...........  $10.28916    $ 5.83598       41,529
   01/01/2009 to 12/31/2009...........  $ 5.83598    $ 8.06289       41,127
   01/01/2010 to 12/31/2010...........  $ 8.06289    $ 9.77667       37,355
   01/01/2011 to 12/31/2011...........  $ 9.77667    $ 9.36543       37,232
   01/01/2012 to 12/31/2012...........  $ 9.36543    $10.77542       22,754
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02844    $10.06864            0
   01/01/2012 to 12/31/2012...........  $10.06864    $10.37220            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96492    $10.19634        4,779
   01/01/2007 to 12/31/2007...........  $10.19634    $12.23897        8,029
   01/01/2008 to 12/31/2008...........  $12.23897    $ 6.83068       21,323
   01/01/2009 to 12/31/2009...........  $ 6.83068    $ 8.70875       22,417
   01/01/2010 to 12/31/2010...........  $ 8.70875    $11.00805       19,881
   01/01/2011 to 12/31/2011...........  $11.00805    $10.99594       18,669
   01/01/2012 to 12/31/2012...........  $10.99594    $12.13876       17,464
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98795    $ 9.44165        1,526
   01/01/2007 to 12/31/2007...........  $ 9.44165    $11.00942        4,292
   01/01/2008 to 12/31/2008...........  $11.00942    $ 6.21411       12,615
   01/01/2009 to 12/31/2009...........  $ 6.21411    $ 7.48169       13,194
   01/01/2010 to 12/31/2010...........  $ 7.48169    $ 8.83896       12,555
   01/01/2011 to 04/29/2011...........  $ 8.83896    $ 9.91034            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99854    $10.31532       10,588
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10128    $ 5.57086            0
   01/01/2009 to 12/31/2009...........  $ 5.57086    $ 9.11223        6,999
   01/01/2010 to 12/31/2010...........  $ 9.11223    $10.94456        4,815
   01/01/2011 to 12/31/2011...........  $10.94456    $ 8.57180        5,852
   01/01/2012 to 12/31/2012...........  $ 8.57180    $ 9.92970        6,231
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98013    $10.16273        1,782
   01/01/2007 to 12/31/2007...........  $10.16273    $10.66071       11,516
   01/01/2008 to 12/31/2008...........  $10.66071    $10.58896       20,419
   01/01/2009 to 12/31/2009...........  $10.58896    $11.46586       21,590
   01/01/2010 to 12/31/2010...........  $11.46586    $11.70221       18,101
   01/01/2011 to 12/31/2011...........  $11.70221    $11.75406       17,571
   01/01/2012 to 12/31/2012...........  $11.75406    $12.08788       16,621
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97119    $10.29524       38,989
   01/01/2007 to 12/31/2007...........  $10.29524    $10.95233       88,527
   01/01/2008 to 12/31/2008...........  $10.95233    $10.51549      124,817
   01/01/2009 to 12/31/2009...........  $10.51549    $12.03657      150,480
   01/01/2010 to 12/31/2010...........  $12.03657    $12.73627      141,916
   01/01/2011 to 12/31/2011...........  $12.73627    $12.90899       97,413
   01/01/2012 to 12/31/2012...........  $12.90899    $13.86253      150,371
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97912    $10.40856        1,786
   01/01/2007 to 12/31/2007...........  $10.40856    $11.11502        5,045
   01/01/2008 to 12/31/2008...........  $11.11502    $ 8.79094      112,326
   01/01/2009 to 12/31/2009...........  $ 8.79094    $10.36581      268,935
   01/01/2010 to 12/31/2010...........  $10.36581    $11.25907      228,760
   01/01/2011 to 12/31/2011...........  $11.25907    $11.17037      204,746
   01/01/2012 to 12/31/2012...........  $11.17037    $12.11087      224,249
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01845    $10.06852            0
   01/01/2012 to 12/31/2012...........  $10.06852    $10.59337            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95076    $10.72269       10,900
   01/01/2007 to 12/31/2007...........  $10.72269    $10.75145       41,931
   01/01/2008 to 12/31/2008...........  $10.75145    $ 6.47223       58,615
   01/01/2009 to 12/31/2009...........  $ 6.47223    $ 7.74505       55,099
   01/01/2010 to 12/31/2010...........  $ 7.74505    $ 8.75311       55,189
   01/01/2011 to 12/31/2011...........  $ 8.75311    $ 8.89581       48,035
   01/01/2012 to 12/31/2012...........  $ 8.89581    $10.38147       27,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 8.89271            0
   01/01/2012 to 12/31/2012...........  $ 8.89271    $ 9.88459        2,872
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09924    $ 6.69228        3,471
   01/01/2009 to 12/31/2009...........  $ 6.69228    $ 8.33899       16,260
   01/01/2010 to 12/31/2010...........  $ 8.33899    $ 9.36653       16,196
   01/01/2011 to 12/31/2011...........  $ 9.36653    $ 8.98138       13,675
   01/01/2012 to 12/31/2012...........  $ 8.98138    $10.22538       16,639
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98429    $10.56354            0
   01/01/2007 to 12/31/2007...........  $10.56354    $11.30127            0
   01/01/2008 to 12/31/2008...........  $11.30127    $ 7.74969       21,835
   01/01/2009 to 12/31/2009...........  $ 7.74969    $ 9.69959       44,326
   01/01/2010 to 12/31/2010...........  $ 9.69959    $10.65364       49,209
   01/01/2011 to 12/31/2011...........  $10.65364    $10.11172       41,144
   01/01/2012 to 12/31/2012...........  $10.11172    $11.03886       47,486
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90502    $ 9.90555          777
   01/01/2007 to 12/31/2007...........  $ 9.90555    $10.42523        6,070
   01/01/2008 to 12/31/2008...........  $10.42523    $ 6.65658        6,470
   01/01/2009 to 12/31/2009...........  $ 6.65658    $ 8.75597        5,884
   01/01/2010 to 12/31/2010...........  $ 8.75597    $11.73364        8,458
   01/01/2011 to 12/31/2011...........  $11.73364    $11.41357        7,392
   01/01/2012 to 12/31/2012...........  $11.41357    $12.57661        8,095
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99236    $10.45461       11,573
   01/01/2007 to 12/31/2007...........  $10.45461    $ 9.69280       19,392
   01/01/2008 to 12/31/2008...........  $ 9.69280    $ 6.69183       32,241
   01/01/2009 to 12/31/2009...........  $ 6.69183    $ 8.34836       29,973
   01/01/2010 to 12/31/2010...........  $ 8.34836    $10.33253       29,534
   01/01/2011 to 12/31/2011...........  $10.33253    $ 9.54341       24,414
   01/01/2012 to 12/31/2012...........  $ 9.54341    $11.07695       21,483
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96806    $10.62157            0
   01/01/2007 to 12/31/2007...........  $10.62157    $11.09246        2,265
   01/01/2008 to 12/31/2008...........  $11.09246    $ 8.06926       92,705
   01/01/2009 to 12/31/2009...........  $ 8.06926    $ 9.83995      247,655
   01/01/2010 to 12/31/2010...........  $ 9.83995    $10.78102      261,852
   01/01/2011 to 12/31/2011...........  $10.78102    $10.80085      248,088
   01/01/2012 to 12/31/2012...........  $10.80085    $12.04164      315,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95038    $11.06254        1,715
   01/01/2007 to 12/31/2007...........  $11.06254    $10.47838        9,349
   01/01/2008 to 12/31/2008...........  $10.47838    $ 5.98171        6,474
   01/01/2009 to 12/31/2009...........  $ 5.98171    $ 7.27422       12,349
   01/01/2010 to 12/31/2010...........  $ 7.27422    $ 8.09199       12,932
   01/01/2011 to 12/31/2011...........  $ 8.09199    $ 7.81876       12,422
   01/01/2012 to 12/31/2012...........  $ 7.81876    $ 9.00517       15,038
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98953    $10.29008       15,470
   01/01/2007 to 12/31/2007...........  $10.29008    $11.08215       19,510
   01/01/2008 to 12/31/2008...........  $11.08215    $10.62110       24,760
   01/01/2009 to 12/31/2009...........  $10.62110    $11.69736       25,439
   01/01/2010 to 12/31/2010...........  $11.69736    $12.15050       22,561
   01/01/2011 to 12/31/2011...........  $12.15050    $12.42820        9,574
   01/01/2012 to 12/31/2012...........  $12.42820    $12.84611        9,428
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94005    $10.45877        7,828
   01/01/2007 to 12/31/2007...........  $10.45877    $11.11888        8,851
   01/01/2008 to 12/31/2008...........  $11.11888    $ 6.49123        2,021
   01/01/2009 to 12/31/2009...........  $ 6.49123    $ 9.77985        1,785
   01/01/2010 to 12/31/2010...........  $ 9.77985    $11.12583        1,784
   01/01/2011 to 12/31/2011...........  $11.12583    $10.74403        1,737
   01/01/2012 to 12/31/2012...........  $10.74403    $12.40948        7,114
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14738    $ 9.82060        9,268
   01/01/2007 to 12/31/2007...........  $ 9.82060    $13.55366       25,737
   01/01/2008 to 12/31/2008...........  $13.55366    $ 6.65868       30,442
   01/01/2009 to 12/31/2009...........  $ 6.65868    $ 9.76890       42,059
   01/01/2010 to 12/31/2010...........  $ 9.76890    $11.55903       45,394
   01/01/2011 to 12/31/2011...........  $11.55903    $ 9.66094       43,261
   01/01/2012 to 12/31/2012...........  $ 9.66094    $ 9.83312       43,770
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97063    $10.64382        6,495
   01/01/2007 to 12/31/2007...........  $10.64382    $11.45397       29,955
   01/01/2008 to 12/31/2008...........  $11.45397    $ 6.48888       30,383
   01/01/2009 to 12/31/2009...........  $ 6.48888    $ 8.18645       29,000
   01/01/2010 to 12/31/2010...........  $ 8.18645    $ 9.21884       30,956
   01/01/2011 to 12/31/2011...........  $ 9.21884    $ 8.74318       26,079
   01/01/2012 to 12/31/2012...........  $ 8.74318    $ 9.53381       26,628

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99853    $ 9.97802            0
   01/01/2008 to 12/31/2008...........  $ 9.97802    $ 9.29077        3,017
   01/01/2009 to 12/31/2009...........  $ 9.29077    $10.18779       14,177
   01/01/2010 to 12/31/2010...........  $10.18779    $10.78811       14,172
   01/01/2011 to 12/31/2011...........  $10.78811    $11.23601       11,870
   01/01/2012 to 12/31/2012...........  $11.23601    $11.90383       12,399
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07808    $ 6.63754       17,072
   01/01/2009 to 12/31/2009...........  $ 6.63754    $ 8.48048       41,541
   01/01/2010 to 12/31/2010...........  $ 8.48048    $ 9.18367       42,289
   01/01/2011 to 12/31/2011...........  $ 9.18367    $ 8.87079       23,300
   01/01/2012 to 09/21/2012...........  $ 8.87079    $ 9.92949            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.95%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22943      155,706
   01/01/2010 to 12/31/2010...........  $12.22943    $13.43083      230,497
   01/01/2011 to 12/31/2011...........  $13.43083    $12.82397      190,006
   01/01/2012 to 12/31/2012...........  $12.82397    $14.15903      227,538
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42655       26,045
   01/01/2010 to 12/31/2010...........  $12.42655    $13.85960       60,605
   01/01/2011 to 12/31/2011...........  $13.85960    $13.61010       37,896
   01/01/2012 to 12/31/2012...........  $13.61010    $15.17148       46,812
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47459        3,519
   01/01/2010 to 12/31/2010...........  $12.47459    $13.93020        4,948
   01/01/2011 to 12/31/2011...........  $13.93020    $14.15216        3,975
   01/01/2012 to 05/04/2012...........  $14.15216    $15.36293            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05401      322,047
   01/01/2010 to 12/31/2010...........  $12.05401    $13.27946      401,597
   01/01/2011 to 12/31/2011...........  $13.27946    $12.86748      359,732
   01/01/2012 to 12/31/2012...........  $12.86748    $14.19558      404,134
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 9.15050            0
   01/01/2012 to 12/31/2012...........  $ 9.15050    $10.04289            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77034        2,163
   01/01/2010 to 12/31/2010...........  $12.77034    $14.08474        2,181
   01/01/2011 to 12/31/2011...........  $14.08474    $13.74775        1,058
   01/01/2012 to 12/31/2012...........  $13.74775    $15.29152        1,263

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.93825    $ 9.61926            0
   01/01/2010 to 12/31/2010...........  $ 9.61926    $10.43325            0
   01/01/2011 to 12/31/2011...........  $10.43325    $11.22044            0
   01/01/2012 to 12/31/2012...........  $11.22044    $11.46376            0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $ 9.92268    $ 9.68544            0
   01/01/2010 to 12/31/2010...........  $ 9.68544    $10.56279            0
   01/01/2011 to 12/31/2011...........  $10.56279    $11.76803            0
   01/01/2012 to 12/31/2012...........  $11.76803    $12.20245            0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $ 9.90545    $ 9.58605            0
   01/01/2010 to 12/31/2010...........  $ 9.58605    $10.47099            0
   01/01/2011 to 12/31/2011...........  $10.47099    $11.91160            0
   01/01/2012 to 12/31/2012...........  $11.91160    $12.36802            0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.88417    $ 9.26066            0
   01/01/2010 to 12/31/2010...........  $ 9.26066    $10.15943            0
   01/01/2011 to 12/31/2011...........  $10.15943    $11.82650            0
   01/01/2012 to 12/31/2012...........  $11.82650    $12.33296            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99788    $10.99580            0
   01/01/2011 to 12/31/2011...........  $10.99580    $12.97540            0
   01/01/2012 to 12/31/2012...........  $12.97540    $13.59152            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99841    $12.00688            0
   01/01/2012 to 12/31/2012...........  $12.00688    $12.46547            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99789    $10.38704            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32315      199,983
   01/01/2010 to 12/31/2010...........  $12.32315    $13.70422      209,370
   01/01/2011 to 12/31/2011...........  $13.70422    $13.11625      150,326
   01/01/2012 to 12/31/2012...........  $13.11625    $14.63036      177,893
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95029       15,681
   01/01/2010 to 12/31/2010...........  $11.95029    $13.11882       51,373
   01/01/2011 to 12/31/2011...........  $13.11882    $12.63456       41,911
   01/01/2012 to 12/31/2012...........  $12.63456    $13.66670       49,839

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61486    $14.52687           41
   01/01/2010 to 12/31/2010...........  $14.52687    $18.33755        2,875
   01/01/2011 to 12/31/2011...........  $18.33755    $19.17281        4,300
   01/01/2012 to 12/31/2012...........  $19.17281    $21.69183        9,173
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99734          571
   01/01/2010 to 12/31/2010...........  $12.99734    $16.89809        1,309
   01/01/2011 to 12/31/2011...........  $16.89809    $14.40189        3,702
   01/01/2012 to 12/31/2012...........  $14.40189    $16.96161        3,981
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98361       20,615
   01/01/2010 to 12/31/2010...........  $11.98361    $13.32052       24,031
   01/01/2011 to 12/31/2011...........  $13.32052    $12.74316       19,180
   01/01/2012 to 12/31/2012...........  $12.74316    $14.20334       24,365
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30994       65,487
   01/01/2010 to 12/31/2010...........  $12.30994    $13.80890       84,711
   01/01/2011 to 12/31/2011...........  $13.80890    $13.34133       73,459
   01/01/2012 to 12/31/2012...........  $13.34133    $14.47747       78,783
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98521    $12.16947      156,193
   01/01/2010 to 12/31/2010...........  $12.16947    $14.20708      158,595
   01/01/2011 to 12/31/2011...........  $14.20708    $13.06962      109,197
   01/01/2012 to 12/31/2012...........  $13.06962    $14.47559      146,449
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.72870      130,442
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.95016        1,177
   01/01/2010 to 12/31/2010...........  $13.95016    $16.44739        3,739
   01/01/2011 to 12/31/2011...........  $16.44739    $15.32029        2,335
   01/01/2012 to 12/31/2012...........  $15.32029    $19.05468        4,433
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04667    $12.85313        2,436
   01/01/2010 to 12/31/2010...........  $12.85313    $13.90429        6,366
   01/01/2011 to 12/31/2011...........  $13.90429    $13.09897        7,971
   01/01/2012 to 12/31/2012...........  $13.09897    $15.38733        6,381

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21751        2,912
   01/01/2010 to 12/31/2010...........  $12.21751    $13.52811        4,092
   01/01/2011 to 12/31/2011...........  $13.52811    $12.53734        4,800
   01/01/2012 to 12/31/2012...........  $12.53734    $14.71569        3,368
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49906        5,476
   01/01/2010 to 12/31/2010...........  $13.49906    $15.86600        5,874
   01/01/2011 to 12/31/2011...........  $15.86600    $15.09953        3,656
   01/01/2012 to 12/31/2012...........  $15.09953    $17.71525        4,127
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77276        3,394
   01/01/2010 to 12/31/2010...........  $12.77276    $15.88201        2,077
   01/01/2011 to 12/31/2011...........  $15.88201    $15.78149        2,538
   01/01/2012 to 12/31/2012...........  $15.78149    $17.90792        1,814
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52966          917
   01/01/2010 to 12/31/2010...........  $12.52966    $13.94919        1,659
   01/01/2011 to 12/31/2011...........  $13.94919    $14.11698        1,350
   01/01/2012 to 12/31/2012...........  $14.11698    $15.76773        3,059
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87199       57,797
   01/01/2010 to 12/31/2010...........  $11.87199    $12.99556       85,316
   01/01/2011 to 12/31/2011...........  $12.99556    $12.68275       80,242
   01/01/2012 to 12/31/2012...........  $12.68275    $13.69989       85,138
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28533        1,112
   01/01/2010 to 12/31/2010...........  $13.28533    $14.92060        1,815
   01/01/2011 to 12/31/2011...........  $14.92060    $12.74401          714
   01/01/2012 to 12/31/2012...........  $12.74401    $15.04565          778
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11671        1,008
   01/01/2010 to 12/31/2010...........  $13.11671    $14.29181        2,249
   01/01/2011 to 12/31/2011...........  $14.29181    $12.25942        1,135
   01/01/2012 to 12/31/2012...........  $12.25942    $14.02985        1,205
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85750            0
   01/01/2010 to 12/31/2010...........  $10.85750    $11.80119        5,091
   01/01/2011 to 12/31/2011...........  $11.80119    $13.01645      466,287
   01/01/2012 to 12/31/2012...........  $13.01645    $13.96741      163,038

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26108       56,060
   01/01/2010 to 12/31/2010...........  $12.26108    $13.68833       69,742
   01/01/2011 to 12/31/2011...........  $13.68833    $13.35045       50,945
   01/01/2012 to 12/31/2012...........  $13.35045    $14.87346       64,745
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67943       32,958
   01/01/2010 to 12/31/2010...........  $11.67943    $12.29454       47,971
   01/01/2011 to 12/31/2011...........  $12.29454    $12.08786       49,011
   01/01/2012 to 12/31/2012...........  $12.08786    $13.12718       46,323
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28698            0
   01/01/2010 to 12/31/2010...........  $10.28698    $11.23222            0
   01/01/2011 to 12/31/2011...........  $11.23222    $11.09062            0
   01/01/2012 to 12/31/2012...........  $11.09062    $12.53028            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29678            0
   01/01/2010 to 12/31/2010...........  $10.29678    $11.48598            0
   01/01/2011 to 12/31/2011...........  $11.48598    $10.60504          336
   01/01/2012 to 12/31/2012...........  $10.60504    $11.77847            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60349       10,943
   01/01/2010 to 12/31/2010...........  $13.60349    $14.30022       15,650
   01/01/2011 to 12/31/2011...........  $14.30022    $12.74350       11,511
   01/01/2012 to 12/31/2012...........  $12.74350    $15.23803       12,773
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06270    $12.74667        2,810
   01/01/2010 to 12/31/2010...........  $12.74667    $14.14819        2,820
   01/01/2011 to 12/31/2011...........  $14.14819    $13.29726        2,672
   01/01/2012 to 12/31/2012...........  $13.29726    $15.24503        2,759
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09710        1,647
   01/01/2010 to 12/31/2010...........  $12.09710    $13.45763        5,368
   01/01/2011 to 12/31/2011...........  $13.45763    $14.54337        5,654
   01/01/2012 to 12/31/2012...........  $14.54337    $15.11073       12,126
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72864        9,789
   01/01/2010 to 12/31/2010...........  $12.72864    $14.95140       11,438
   01/01/2011 to 12/31/2011...........  $14.95140    $14.53184        7,740
   01/01/2012 to 12/31/2012...........  $14.53184    $16.00178        9,279

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37974        3,689
   01/01/2010 to 12/31/2010...........  $13.37974    $14.70491        6,362
   01/01/2011 to 12/31/2011...........  $14.70491    $13.97222        4,327
   01/01/2012 to 12/31/2012...........  $13.97222    $16.86736        6,026
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16473          978
   01/01/2010 to 12/31/2010...........  $12.16473    $13.45761        1,233
   01/01/2011 to 12/31/2011...........  $13.45761    $13.12223          870
   01/01/2012 to 12/31/2012...........  $13.12223    $15.06982          994
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99842    $10.18671            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24524        2,145
   01/01/2010 to 12/31/2010...........  $13.24524    $16.05923        2,911
   01/01/2011 to 12/31/2011...........  $16.05923    $15.20886        2,249
   01/01/2012 to 12/31/2012...........  $15.20886    $17.66406        2,441
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87777       29,155
   01/01/2010 to 12/31/2010...........  $ 9.87777    $ 9.69131       53,544
   01/01/2011 to 12/31/2011...........  $ 9.69131    $ 9.50835        1,440
   01/01/2012 to 12/31/2012...........  $ 9.50835    $ 9.32702        1,858
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73161        3,347
   01/01/2010 to 12/31/2010...........  $13.73161    $16.62562        3,186
   01/01/2011 to 12/31/2011...........  $16.62562    $15.90297        3,246
   01/01/2012 to 12/31/2012...........  $15.90297    $18.27003        3,129
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02832    $10.06611            0
   01/01/2012 to 12/31/2012...........  $10.06611    $10.35436            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37664          539
   01/01/2010 to 12/31/2010...........  $12.37664    $15.62143        1,224
   01/01/2011 to 12/31/2011...........  $15.62143    $15.58152        1,101
   01/01/2012 to 12/31/2012...........  $15.58152    $17.17555          966
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07932        2,060
   01/01/2010 to 12/31/2010...........  $12.07932    $14.24972        3,401
   01/01/2011 to 04/29/2011...........  $14.24972    $15.96932            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.30497        7,238
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81166        3,898
   01/01/2010 to 12/31/2010...........  $14.81166    $17.76396        7,953
   01/01/2011 to 12/31/2011...........  $17.76396    $13.89229        5,758
   01/01/2012 to 12/31/2012...........  $13.89229    $16.06935        6,929
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49444        1,178
   01/01/2010 to 12/31/2010...........  $10.49444    $10.69508        1,954
   01/01/2011 to 12/31/2011...........  $10.69508    $10.72658        5,664
   01/01/2012 to 12/31/2012...........  $10.72658    $11.01506        9,415
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06240      101,081
   01/01/2010 to 12/31/2010...........  $11.06240    $11.68833      171,292
   01/01/2011 to 12/31/2011...........  $11.68833    $11.82955      160,163
   01/01/2012 to 12/31/2012...........  $11.82955    $12.68455      166,894
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61945      135,200
   01/01/2010 to 12/31/2010...........  $11.61945    $12.60207      156,336
   01/01/2011 to 12/31/2011...........  $12.60207    $12.48452      181,320
   01/01/2012 to 12/31/2012...........  $12.48452    $13.51575      185,165
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01833    $10.06597            0
   01/01/2012 to 12/31/2012...........  $10.06597    $10.57501            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.82018          573
   01/01/2010 to 12/31/2010...........  $12.82018    $14.46757        3,228
   01/01/2011 to 12/31/2011...........  $14.46757    $14.68191        1,794
   01/01/2012 to 12/31/2012...........  $14.68191    $17.10866        2,129
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 8.88392            0
   01/01/2012 to 12/31/2012...........  $ 8.88392    $ 9.86031            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35611        9,906
   01/01/2010 to 12/31/2010...........  $12.35611    $13.85815       59,090
   01/01/2011 to 12/31/2011...........  $13.85815    $13.26883       45,408
   01/01/2012 to 12/31/2012...........  $13.26883    $15.08440       57,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39836       56,249
   01/01/2010 to 12/31/2010...........  $12.39836    $13.59785       90,661
   01/01/2011 to 12/31/2011...........  $13.59785    $12.88722       59,400
   01/01/2012 to 12/31/2012...........  $12.88722    $14.04822       74,412
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14833            0
   01/01/2010 to 12/31/2010...........  $13.14833    $17.59375            0
   01/01/2011 to 12/31/2011...........  $17.59375    $17.08879            0
   01/01/2012 to 12/31/2012...........  $17.08879    $18.80226            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95541            0
   01/01/2010 to 12/31/2010...........  $12.95541    $16.01106          732
   01/01/2011 to 12/31/2011...........  $16.01106    $14.76666        1,110
   01/01/2012 to 12/31/2012...........  $14.76666    $17.11423        1,029
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15888      155,062
   01/01/2010 to 12/31/2010...........  $12.15888    $13.30202      171,666
   01/01/2011 to 12/31/2011...........  $13.30202    $13.30691      139,092
   01/01/2012 to 12/31/2012...........  $13.30691    $14.81356      161,350
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91774        5,580
   01/01/2010 to 12/31/2010...........  $12.91774    $14.34884        6,842
   01/01/2011 to 12/31/2011...........  $14.34884    $13.84402        4,793
   01/01/2012 to 12/31/2012...........  $13.84402    $15.92130        5,676
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11682        2,027
   01/01/2010 to 12/31/2010...........  $11.11682    $11.53051        5,017
   01/01/2011 to 12/31/2011...........  $11.53051    $11.77677        4,249
   01/01/2012 to 12/31/2012...........  $11.77677    $12.15478        5,035
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17447        8,187
   01/01/2010 to 12/31/2010...........  $13.17447    $14.96577        9,415
   01/01/2011 to 12/31/2011...........  $14.96577    $14.43104        8,226
   01/01/2012 to 12/31/2012...........  $14.43104    $16.64347       14,910
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76951       13,807
   01/01/2010 to 12/31/2010...........  $13.76951    $16.26883       22,069
   01/01/2011 to 12/31/2011...........  $16.26883    $13.57744       25,322
   01/01/2012 to 12/31/2012...........  $13.57744    $13.79902       32,694

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77693            0
   01/01/2010 to 12/31/2010...........  $12.77693    $14.36696            0
   01/01/2011 to 12/31/2011...........  $14.36696    $13.60557        3,701
   01/01/2012 to 12/31/2012...........  $13.60557    $14.81394        5,643
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76877       26,254
   01/01/2010 to 12/31/2010...........  $10.76877    $11.38650       56,860
   01/01/2011 to 12/31/2011...........  $11.38650    $11.84188       47,193
   01/01/2012 to 12/31/2012...........  $11.84188    $12.52719       46,465
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07065    $12.83927       87,129
   01/01/2010 to 12/31/2010...........  $12.83927    $13.88351      139,902
   01/01/2011 to 12/31/2011...........  $13.88351    $13.39083       82,039
   01/01/2012 to 09/21/2012...........  $13.39083    $14.97302            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY HAV AND
                        HD GRO OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680       984,985
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     2,558,143
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     2,684,150
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     2,585,673
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979     2,528,955
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908     2,381,304
   01/01/2012 to 12/31/2012...........  $ 9.93908    $10.95233     2,293,332
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093       101,351
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468       323,329
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320       411,881
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501       405,643
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845       408,031
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414       447,743
   01/01/2012 to 12/31/2012...........  $10.54414    $11.73066       448,691
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553             0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406             0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512             0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006           955
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099         1,463
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274           297
   01/01/2012 to 05/04/2012...........  $ 9.58274    $10.39565             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933       262,072
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366       863,900
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498     1,124,426
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872     1,177,713
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990     1,117,527
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669       992,099
   01/01/2012 to 12/31/2012...........  $10.37669    $11.42526       980,480

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787        2,049
   01/01/2012 to 12/31/2012...........  $ 9.13787    $10.00940        6,178
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928            0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690            0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169            0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107            0
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304            0
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855            0
   01/01/2012 to 12/31/2012...........  $ 9.59855    $10.65551            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895            0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019            0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255            0
   01/01/2012 to 12/31/2012...........  $10.86255    $11.07639            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012        3,347
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670       16,371
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294       17,593
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765            0
   01/01/2012 to 12/31/2012...........  $13.35765    $13.82354            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868          467
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486        1,719
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816            0
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739            0
   01/01/2012 to 12/31/2012...........  $13.49739    $13.98700            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162            0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316       86,467
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555        3,629
   01/01/2012 to 12/31/2012...........  $11.14555    $11.60016            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418       34,183
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454      171,247
   01/01/2012 to 12/31/2012...........  $12.92454    $13.51172       93,962
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335       55,970
   01/01/2012 to 12/31/2012...........  $11.98335    $12.41671       89,037
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99767    $10.36658        4,470

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289       689,026
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     1,592,316
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     1,859,769
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     1,812,334
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     1,767,556
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     1,650,713
   01/01/2012 to 12/31/2012...........  $ 9.90639    $11.02837     1,555,937
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380        22,171
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650        36,583
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251        46,112
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643        36,265
   01/01/2012 to 12/31/2012...........  $ 9.31643    $10.05781        42,650
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423             0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783             0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401             0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138             0
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078           504
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593            73
   01/01/2012 to 12/31/2012...........  $13.55593    $15.30693           118
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792             0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198             0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616             0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512             0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873             0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599             0
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421           313
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454         1,070
   01/01/2012 to 12/31/2012...........  $10.30454    $12.11213         1,210
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354        14,194
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137        16,736
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295        18,386
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740        21,314
   01/01/2012 to 12/31/2012...........  $ 9.40740    $10.46483        26,619
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213        84,281
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213       325,977
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420       338,203
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044       405,249
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195       412,281
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336       379,639
   01/01/2012 to 12/31/2012...........  $ 9.40336    $10.18410       395,793

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       71,321
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013      217,263
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081      279,112
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269      320,913
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915      335,516
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164      289,364
   01/01/2012 to 12/31/2012...........  $ 8.72164    $ 9.64095      276,214
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733        5,874
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.71445       40,068
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058          641
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833        1,402
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404        1,184
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617          566
   01/01/2012 to 12/31/2012...........  $ 8.82617    $10.95611          581
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033            0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688            0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930            0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183            0
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909          209
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858            0
   01/01/2012 to 12/31/2012...........  $11.17858    $13.10590            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026            0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115            0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424            0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418            0
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440            0
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561            0
   01/01/2012 to 12/31/2012...........  $ 8.36561    $ 9.79991            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352            0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795            0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328            0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627          427
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182        1,187
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994          263
   01/01/2012 to 12/31/2012...........  $12.71994    $14.89424          202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336        1,306
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659        1,076
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810          465
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091          456
   01/01/2012 to 12/31/2012...........  $11.65091    $13.19484          500
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878            0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201            0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677            0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318          904
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698        4,162
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188        2,408
   01/01/2012 to 12/31/2012...........  $11.55188    $12.87737          374
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217       40,561
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026       43,949
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855       36,638
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834       33,986
   01/01/2012 to 12/31/2012...........  $ 9.75834    $10.52024       35,467
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369            0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194            0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307            0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060            0
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178            0
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690            0
   01/01/2012 to 12/31/2012...........  $ 7.59690    $ 8.95135            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593            0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528            0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949          838
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042          691
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572          263
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664          293
   01/01/2012 to 12/31/2012...........  $ 8.14664    $ 9.30490          321
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750       10,115
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580       12,012
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405       15,656
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260       14,436
   01/01/2012 to 12/31/2012...........  $ 9.57260    $10.64380       18,387

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373            0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       21,027
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576      216,934
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807      252,584
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819      210,165
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042      208,542
   01/01/2012 to 12/31/2012...........  $11.41042    $12.36735      203,929
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433            0
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726            0
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434            0
   01/01/2012 to 12/31/2012...........  $11.04434    $12.45348            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414            0
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057            0
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090            0
   01/01/2012 to 12/31/2012...........  $10.56090    $11.70643            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684            0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576            0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189            0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150        1,337
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417        1,763
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366          529
   01/01/2012 to 12/31/2012...........  $ 9.73366    $11.61603          290
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503            0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035            0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284            0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509            0
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095            0
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852            0
   01/01/2012 to 12/31/2012...........  $ 8.05852    $ 9.22079            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342            0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283            0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161            0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231            0
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009        5,465
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538        1,712
   01/01/2012 to 12/31/2012...........  $13.11538    $13.60028            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202            0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108            0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655            0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924          599
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837          861
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269          345
   01/01/2012 to 12/31/2012...........  $10.22269    $11.23474          358
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063            0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069            0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861            0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440            0
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066          197
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918            0
   01/01/2012 to 12/31/2012...........  $11.76918    $14.18000            0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697            0
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121            0
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972            0
   01/01/2012 to 12/31/2012...........  $10.56972    $12.11467            0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99826    $10.17925            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641          840
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328          692
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022          263
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663          293
   01/01/2012 to 12/31/2012...........  $10.92663    $12.66562          322
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777        4,603
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201       14,531
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,709
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        3,458
   01/01/2012 to 12/31/2012...........  $ 9.86837    $ 9.66107        3,566
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586            0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182            0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043            0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915            0
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454          372
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842            0
   01/01/2012 to 12/31/2012...........  $10.65842    $12.22088            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271            0
   01/01/2012 to 12/31/2012...........  $10.06271    $10.33058            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819            0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190            0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847          467
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813          594
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615        1,491
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567          609
   01/01/2012 to 12/31/2012...........  $13.36567    $14.70405          786
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586            0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164            0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274        2,719
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810        2,423
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545        1,808
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.29125            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220            0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699          475
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299        1,391
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100          321
   01/01/2012 to 12/31/2012...........  $ 8.47100    $ 9.77928          317
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235            0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459            0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674            0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025            0
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490        5,769
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644        2,885
   01/01/2012 to 12/31/2012...........  $11.57644    $11.86441            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161            0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965            0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948            0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        3,056
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367       11,998
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        4,729
   01/01/2012 to 12/31/2012...........  $12.66037    $13.54882        2,500

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       25,035
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575      157,176
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526      403,095
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297      454,267
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482      415,615
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744      376,199
   01/01/2012 to 12/31/2012...........  $11.18744    $12.08780      405,336
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259            0
   01/01/2012 to 12/31/2012...........  $10.06259    $10.55085            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056            0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173            0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612            0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461            0
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572          623
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379            0
   01/01/2012 to 12/31/2012...........  $ 9.31379    $10.83195            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224            0
   01/01/2012 to 12/31/2012...........  $ 8.87224    $ 9.82808            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       18,437
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       20,543
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       29,681
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       29,614
   01/01/2012 to 12/31/2012...........  $ 8.86895    $10.06261       31,938
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272            0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       18,528
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       28,174
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       46,245
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       47,685
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       45,287
   01/01/2012 to 12/31/2012...........  $10.38093    $11.29392       50,319
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267            0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529            0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557            0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603          263
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673          207
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338           82
   01/01/2012 to 12/31/2012...........  $11.19338    $12.29157            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359            0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553            0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294            0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035          229
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978          417
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351           71
   01/01/2012 to 12/31/2012...........  $11.18351    $12.93597            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981            0
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256      161,875
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089      173,887
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585      227,995
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298      263,450
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486      257,883
   01/01/2012 to 12/31/2012...........  $11.35486    $12.61577      288,496
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210            0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791            0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256            0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114          675
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362          945
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732          314
   01/01/2012 to 12/31/2012...........  $ 8.47732    $ 9.73017          341

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        1,252
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        5,304
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        2,357
   01/01/2012 to 12/31/2012...........  $11.62600    $11.97556          297
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708            0
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866            0
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687            0
   01/01/2012 to 12/31/2012...........  $10.53687    $12.12848            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802          414
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811        1,941
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550          854
   01/01/2012 to 12/31/2012...........  $12.82550    $13.00913          985
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286        6,145
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586        6,280
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907        4,063
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871        5,089
   01/01/2012 to 12/31/2012...........  $ 9.13871    $ 9.93078        5,256
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398            0
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324        5,081
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        3,621
   01/01/2012 to 12/31/2012...........  $11.07849    $11.69664          891
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220       24,606
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190       32,302
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971       46,682
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962       40,420
   01/01/2012 to 09/21/2012...........  $ 8.75962    $ 9.78063            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38254    $10.93964      135,746
   01/01/2007 to 12/31/2007...........  $10.93964    $11.67705      391,450
   01/01/2008 to 12/31/2008...........  $11.67705    $ 7.78101      400,452
   01/01/2009 to 12/31/2009...........  $ 7.78101    $ 9.45889      386,144
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258      365,884
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110      349,067
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936      322,739
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14153    $10.60866       17,857
   01/01/2007 to 12/31/2007...........  $10.60866    $11.35477       69,843
   01/01/2008 to 12/31/2008...........  $11.35477    $ 7.79118       47,145
   01/01/2009 to 12/31/2009...........  $ 7.79118    $ 9.61143       48,328
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319       51,361
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514       51,573
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448       49,699
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67819    $11.74441            0
   01/01/2007 to 12/31/2007...........  $11.74441    $11.46666            0
   01/01/2008 to 12/31/2008...........  $11.46666    $ 7.31404            0
   01/01/2009 to 12/31/2009...........  $ 7.31404    $ 8.42035            0
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086            0
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765            0
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33300    $10.83221       48,426
   01/01/2007 to 12/31/2007...........  $10.83221    $11.54845      171,214
   01/01/2008 to 12/31/2008...........  $11.54845    $ 8.04854      213,105
   01/01/2009 to 12/31/2009...........  $ 8.04854    $ 9.70059      237,061
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023      244,246
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464      234,903
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707      224,766

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885            0
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50126    $12.68570            0
   01/01/2007 to 12/31/2007...........  $12.68570    $12.54510            0
   01/01/2008 to 12/31/2008...........  $12.54510    $ 7.68854            0
   01/01/2009 to 12/31/2009...........  $ 7.68854    $ 8.88795            0
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915            0
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286            0
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50138    $11.11514      128,166
   01/01/2007 to 12/31/2007...........  $11.11514    $11.92105      417,634
   01/01/2008 to 12/31/2008...........  $11.92105    $ 7.58135      457,337
   01/01/2009 to 12/31/2009...........  $ 7.58135    $ 9.28814      451,348
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386      404,450
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857      378,795
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458      326,988
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31661            0
   01/01/2009 to 12/31/2009...........  $ 7.31661    $ 8.82485            0
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463            0
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641          906
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915          846
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09141    $15.98198            0
   01/01/2007 to 12/31/2007...........  $15.98198    $12.50625            0
   01/01/2008 to 12/31/2008...........  $12.50625    $ 7.93961            0
   01/01/2009 to 12/31/2009...........  $ 7.93961    $10.23905            0
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076            0
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144            0
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20289    $11.68686            0
   01/01/2007 to 12/31/2007...........  $11.68686    $ 9.39302            0
   01/01/2008 to 07/18/2008...........  $ 9.39302    $ 8.57750            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14275    $12.03427            0
   01/01/2007 to 12/31/2007...........  $12.03427    $13.08104            0
   01/01/2008 to 12/31/2008...........  $13.08104    $ 7.14856            0
   01/01/2009 to 12/31/2009...........  $ 7.14856    $ 9.27013            0
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118            0
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193            0
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47620            0
   01/01/2009 to 12/31/2009...........  $ 7.47620    $ 8.85972            0
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450            0
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692            0
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04179    $10.53003       18,627
   01/01/2007 to 12/31/2007...........  $10.53003    $11.17279       75,804
   01/01/2008 to 12/31/2008...........  $11.17279    $ 7.15487       96,940
   01/01/2009 to 12/31/2009...........  $ 7.15487    $ 8.66215       92,702
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378       89,678
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       82,557
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333       77,389
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16144    $10.43165        8,017
   01/01/2007 to 12/31/2007...........  $10.43165    $11.36002       35,459
   01/01/2008 to 12/31/2008...........  $11.36002    $ 6.58367       42,522
   01/01/2009 to 12/31/2009...........  $ 6.58367    $ 8.10732       45,017
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250       44,356
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767       43,054
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508       41,562
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45232            0
   01/01/2009 to 11/13/2009...........  $ 7.45232    $ 8.29100            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381        1,502
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09650            0
   01/01/2009 to 12/31/2009...........  $ 6.09650    $ 8.05116            0
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002            0
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163            0
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19701    $11.50977           0
   01/01/2007 to 12/31/2007...........  $11.50977    $12.82386           0
   01/01/2008 to 12/31/2008...........  $12.82386    $ 7.48722           0
   01/01/2009 to 12/31/2009...........  $ 7.48722    $10.93431           0
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814           0
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745           0
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61064    $11.70917           0
   01/01/2007 to 12/31/2007...........  $11.70917    $12.03143           0
   01/01/2008 to 12/31/2008...........  $12.03143    $ 6.97511           0
   01/01/2009 to 12/31/2009...........  $ 6.97511    $ 8.12654           0
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759           0
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237           0
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07819    $10.93456           0
   01/01/2007 to 12/31/2007...........  $10.93456    $12.75534           0
   01/01/2008 to 12/31/2008...........  $12.75534    $ 7.38191           0
   01/01/2009 to 12/31/2009...........  $ 7.38191    $11.33587           0
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803           0
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342           0
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61835           0
   01/01/2009 to 12/31/2009...........  $ 7.61835    $ 9.44641           0
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578           0
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196           0
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878           0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05159    $10.58061           0
   01/01/2007 to 12/31/2007...........  $10.58061    $10.59817           0
   01/01/2008 to 12/31/2008...........  $10.59817    $ 7.71350           0
   01/01/2009 to 12/31/2009...........  $ 7.71350    $10.22092           0
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996           0
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711           0
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58468       1,612
   01/01/2009 to 12/31/2009...........  $ 7.58468    $ 9.14789       1,534
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940       1,458
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594       1,384
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837       1,331

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99165    $10.56332            0
   01/01/2007 to 12/31/2007...........  $10.56332    $12.29178            0
   01/01/2008 to 12/31/2008...........  $12.29178    $ 5.97954            0
   01/01/2009 to 12/31/2009...........  $ 5.97954    $ 7.90775            0
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072            0
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378            0
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00980    $10.82527            0
   01/01/2007 to 12/31/2007...........  $10.82527    $12.46444            0
   01/01/2008 to 12/31/2008...........  $12.46444    $ 6.82250            0
   01/01/2009 to 12/31/2009...........  $ 6.82250    $ 8.70312            0
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037            0
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874            0
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83253            0
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376            0
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793            0
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11052            0
   01/01/2009 to 12/31/2009...........  $ 7.11052    $ 8.80420            0
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553            0
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105            0
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90341    $11.48321            0
   01/01/2007 to 12/31/2007...........  $11.48321    $11.44173        3,770
   01/01/2008 to 12/31/2008...........  $11.44173    $ 9.21405       14,255
   01/01/2009 to 12/31/2009...........  $ 9.21405    $10.99024       16,985
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951       17,589
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693       14,288
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630       14,049
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859            0
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994            0
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213         0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159         0
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792         0
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06881    $12.72312         0
   01/01/2007 to 12/31/2007...........  $12.72312    $13.60959         0
   01/01/2008 to 12/31/2008...........  $13.60959    $ 7.79817         0
   01/01/2009 to 12/31/2009...........  $ 7.79817    $10.35804         0
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122         0
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698         0
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04291    $12.16274         0
   01/01/2007 to 12/31/2007...........  $12.16274    $11.53283         0
   01/01/2008 to 12/31/2008...........  $11.53283    $ 6.59589         0
   01/01/2009 to 12/31/2009...........  $ 6.59589    $ 7.70055         0
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795         0
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841         0
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17666    $10.62529         0
   01/01/2007 to 12/31/2007...........  $10.62529    $11.01730         0
   01/01/2008 to 12/31/2008...........  $11.01730    $ 8.26531         0
   01/01/2009 to 12/31/2009...........  $ 8.26531    $10.87532         0
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706         0
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528         0
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11556    $11.37187         0
   01/01/2007 to 12/31/2007...........  $11.37187    $12.77831         0
   01/01/2008 to 12/31/2008...........  $12.77831    $ 7.03710         0
   01/01/2009 to 12/31/2009...........  $ 7.03710    $ 8.92597         0
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883         0
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099         0
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.40619    $12.66709         0
   01/01/2007 to 12/31/2007...........  $12.66709    $13.54490         0
   01/01/2008 to 12/31/2008...........  $13.54490    $ 8.73970         0
   01/01/2009 to 12/31/2009...........  $ 8.73970    $11.23486         0
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530         0
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219         0
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01921    $11.47554         0
   01/01/2007 to 12/31/2007...........  $11.47554    $12.91081         0
   01/01/2008 to 12/31/2008...........  $12.91081    $ 8.03870         0
   01/01/2009 to 12/31/2009...........  $ 8.03870    $ 9.76781         0
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895         0
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467         0
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02184    $11.50338         0
   01/01/2007 to 12/31/2007...........  $11.50338    $11.55277         0
   01/01/2008 to 12/31/2008...........  $11.55277    $ 6.98732         0
   01/01/2009 to 12/31/2009...........  $ 6.98732    $ 9.48619         0
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229         0
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819         0
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99931    $10.16774         0
   01/01/2007 to 12/31/2007...........  $10.16774    $10.42533         0
   01/01/2008 to 12/31/2008...........  $10.42533    $10.44662         0
   01/01/2009 to 12/31/2009...........  $10.44662    $10.23676         0
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912         0
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655         0
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62655    $11.72486         0
   01/01/2007 to 12/31/2007...........  $11.72486    $11.82312         0
   01/01/2008 to 12/31/2008...........  $11.82312    $ 6.67312         0
   01/01/2009 to 12/31/2009...........  $ 6.67312    $ 9.17426         0
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988         0
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254         0
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016         0
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32946    $12.57489         0
   01/01/2007 to 12/31/2007...........  $12.57489    $15.01983         0
   01/01/2008 to 12/31/2008...........  $15.01983    $ 8.34158         0
   01/01/2009 to 12/31/2009...........  $ 8.34158    $10.58299         0
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188         0
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245         0
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46967    $10.80728            0
   01/01/2007 to 12/31/2007...........  $10.80728    $12.53991            0
   01/01/2008 to 12/31/2008...........  $12.53991    $ 7.04323            0
   01/01/2009 to 12/31/2009...........  $ 7.04323    $ 8.43830            0
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054            0
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55848            0
   01/01/2009 to 12/31/2009...........  $ 5.55848    $ 9.04757            0
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385            0
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811            0
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.00525    $10.15533            0
   01/01/2007 to 12/31/2007...........  $10.15533    $10.60065            0
   01/01/2008 to 12/31/2008...........  $10.60065    $10.47781            0
   01/01/2009 to 12/31/2009...........  $10.47781    $11.29002            0
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655            0
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118            0
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97078    $10.26154            0
   01/01/2007 to 12/31/2007...........  $10.26154    $10.86301            0
   01/01/2008 to 12/31/2008...........  $10.86301    $10.37888            0
   01/01/2009 to 12/31/2009...........  $10.37888    $11.82223            0
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845            0
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575            0
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18438    $10.58832       16,431
   01/01/2007 to 12/31/2007...........  $10.58832    $11.25143       91,172
   01/01/2008 to 12/31/2008...........  $11.25143    $ 8.85527      114,769
   01/01/2009 to 12/31/2009...........  $ 8.85527    $10.39060      109,030
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093       96,319
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818       81,004
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291       77,081
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005            0
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60473    $11.39044            0
   01/01/2007 to 12/31/2007...........  $11.39044    $11.36487            0
   01/01/2008 to 12/31/2008...........  $11.36487    $ 6.80785            0
   01/01/2009 to 12/31/2009...........  $ 6.80785    $ 8.10701            0
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744            0
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101            0
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352            0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67029            0
   01/01/2009 to 12/31/2009...........  $ 6.67029    $ 8.27102            0
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479            0
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135            0
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43396    $11.00360            0
   01/01/2007 to 12/31/2007...........  $11.00360    $11.71424        7,414
   01/01/2008 to 12/31/2008...........  $11.71424    $ 7.99351       14,280
   01/01/2009 to 12/31/2009...........  $ 7.99351    $ 9.95586       13,838
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156       17,757
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765       18,705
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511       18,015
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90461    $ 9.87296            0
   01/01/2007 to 12/31/2007...........  $ 9.87296    $10.33994            0
   01/01/2008 to 12/31/2008...........  $10.33994    $ 6.56974            0
   01/01/2009 to 12/31/2009...........  $ 6.56974    $ 8.59961            0
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782            0
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068            0
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91975    $12.43066            0
   01/01/2007 to 12/31/2007...........  $12.43066    $11.46817            0
   01/01/2008 to 12/31/2008...........  $11.46817    $ 7.87877            0
   01/01/2009 to 12/31/2009...........  $ 7.87877    $ 9.78101            0
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659            0
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233            0
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66736    $11.32989            0
   01/01/2007 to 12/31/2007...........  $11.32989    $11.77409       20,663
   01/01/2008 to 12/31/2008...........  $11.77409    $ 8.52312      118,316
   01/01/2009 to 12/31/2009...........  $ 8.52312    $10.34266      116,846
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647      113,717
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209      112,560
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207      107,540
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98195    $12.16986            0
   01/01/2007 to 12/31/2007...........  $12.16986    $11.47051            0
   01/01/2008 to 12/31/2008...........  $11.47051    $ 6.51593            0
   01/01/2009 to 12/31/2009...........  $ 6.51593    $ 7.88518            0
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888            0
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306            0
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51240    $ 9.76680            0
   01/01/2007 to 12/31/2007...........  $ 9.76680    $10.46691            0
   01/01/2008 to 12/31/2008...........  $10.46691    $ 9.98246            0
   01/01/2009 to 12/31/2009...........  $ 9.98246    $10.94031            0
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855            0
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060            0
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93965    $10.42445            0
   01/01/2007 to 12/31/2007...........  $10.42445    $11.02786            0
   01/01/2008 to 12/31/2008...........  $11.02786    $ 6.40651            0
   01/01/2009 to 12/31/2009...........  $ 6.40651    $ 9.60494            0
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354            0
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927            0
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.71289    $13.22824            0
   01/01/2007 to 12/31/2007...........  $13.22824    $18.16705            0
   01/01/2008 to 12/31/2008...........  $18.16705    $ 8.88133            0
   01/01/2009 to 12/31/2009...........  $ 8.88133    $12.96586            0
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697            0
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771            0
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62035    $11.30056            0
   01/01/2007 to 12/31/2007...........  $11.30056    $12.10105            0
   01/01/2008 to 12/31/2008...........  $12.10105    $ 6.82187            0
   01/01/2009 to 12/31/2009...........  $ 6.82187    $ 8.56459            0
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753            0
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        1,875
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        1,874

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23980           0
   01/01/2009 to 12/31/2009...........  $ 9.23980    $10.08246           0
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443           0
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173           0
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61569           0
   01/01/2009 to 12/31/2009...........  $ 6.61569    $ 8.41122           0
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421       1,778
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266       1,707
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788           0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37838    $10.92810       454,465
   01/01/2007 to 12/31/2007...........  $10.92810    $11.65329       964,233
   01/01/2008 to 12/31/2008...........  $11.65329    $ 7.75760     1,072,366
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115     1,101,818
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116     1,032,569
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264       988,229
   01/01/2012 to 12/31/2012...........  $ 9.79264    $10.76451       985,973
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14034    $10.60042       153,760
   01/01/2007 to 12/31/2007...........  $10.60042    $11.33467       310,489
   01/01/2008 to 12/31/2008...........  $11.33467    $ 7.76986       321,275
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583       288,239
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329       291,769
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610       285,594
   01/01/2012 to 12/31/2012...........  $10.39610    $11.53773       285,336
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66616    $11.72362             0
   01/01/2007 to 12/31/2007...........  $11.72362    $11.43510             0
   01/01/2008 to 12/31/2008...........  $11.43510    $ 7.28684             0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086             0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788             0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483             0
   01/01/2012 to 05/04/2012...........  $ 9.42483    $10.21573             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32889    $10.82085       190,663
   01/01/2007 to 12/31/2007...........  $10.82085    $11.52494       459,333
   01/01/2008 to 12/31/2008...........  $11.52494    $ 8.02434       412,633
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193       413,446
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745       404,281
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361       362,653
   01/01/2012 to 12/31/2012...........  $10.22361    $11.22915       374,366

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279           0
   01/01/2012 to 12/31/2012...........  $ 9.12279    $ 9.96837           0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48852    $12.66348           0
   01/01/2007 to 12/31/2007...........  $12.66348    $12.51083           0
   01/01/2008 to 12/31/2008...........  $12.51083    $ 7.65994           0
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617           0
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381           0
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980           0
   01/01/2012 to 12/31/2012...........  $ 9.43980    $10.45358           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612           0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081           0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321           0
   01/01/2012 to 12/31/2012...........  $10.78321    $10.96860           0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274           0
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462           0
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705           0
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971           0
   01/01/2012 to 12/31/2012...........  $13.22971    $13.65761           0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125           0
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345           0
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330           0
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844           0
   01/01/2012 to 12/31/2012...........  $13.36844    $13.81956           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021           0
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633         111
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416           0
   01/01/2012 to 12/31/2012...........  $11.06416    $11.48725           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733           0
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160       1,098
   01/01/2012 to 12/31/2012...........  $12.86160    $13.41290           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414           0
   01/01/2012 to 12/31/2012...........  $11.95414    $12.35609           0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99741    $10.34131       1,285

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49722    $11.10359      416,937
   01/01/2007 to 12/31/2007...........  $11.10359    $11.89686      947,042
   01/01/2008 to 12/31/2008...........  $11.89686    $ 7.55860      933,908
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117      922,407
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289      865,116
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047      804,025
   01/01/2012 to 12/31/2012...........  $ 9.76047    $10.83930      808,006
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182        6,931
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043        7,910
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933        7,907
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314        6,393
   01/01/2012 to 12/31/2012...........  $ 9.23314    $ 9.94347        6,431
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.07699    $15.95403            0
   01/01/2007 to 12/31/2007...........  $15.95403    $12.47205            0
   01/01/2008 to 12/31/2008...........  $12.47205    $ 7.90995            0
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073            0
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753            0
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217            0
   01/01/2012 to 12/31/2012...........  $13.33217    $15.01728            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19035    $11.66626            0
   01/01/2007 to 12/31/2007...........  $11.66626    $ 9.36725            0
   01/01/2008 to 07/18/2008...........  $ 9.36725    $ 8.54936            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12933    $12.01318            0
   01/01/2007 to 12/31/2007...........  $12.01318    $13.04528            0
   01/01/2008 to 12/31/2008...........  $13.04528    $ 7.12207            0
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684            0
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334            0
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435          159
   01/01/2012 to 12/31/2012...........  $10.13435    $11.88298          177
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127          166
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522          229
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877          229
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332            0
   01/01/2012 to 12/31/2012...........  $ 9.32332    $10.34590            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04059    $10.52188       57,168
   01/01/2007 to 12/31/2007...........  $10.52188    $11.15319      162,545
   01/01/2008 to 12/31/2008...........  $11.15319    $ 7.13527      191,336
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008      184,524
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844      191,286
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120      185,407
   01/01/2012 to 12/31/2012...........  $ 9.27120    $10.01640      182,965

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16023    $10.42368       59,174
   01/01/2007 to 12/31/2007...........  $10.42368    $11.34022      169,017
   01/01/2008 to 12/31/2008...........  $11.34022    $ 6.56573      144,704
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      150,817
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      167,941
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      151,080
   01/01/2012 to 12/31/2012...........  $ 8.59890    $ 9.48199      165,860
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902            0
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.69671        7,810
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375            0
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953            0
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708            0
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182            0
   01/01/2012 to 12/31/2012...........  $ 8.75182    $10.83725            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.18465    $11.48961            0
   01/01/2007 to 12/31/2007...........  $11.48961    $12.78878            0
   01/01/2008 to 12/31/2008...........  $12.78878    $ 7.45948            0
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318            0
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159            0
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420          253
   01/01/2012 to 12/31/2012...........  $10.99420    $12.85807          282
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59894    $11.68868            0
   01/01/2007 to 12/31/2007...........  $11.68868    $11.99851            0
   01/01/2008 to 12/31/2008...........  $11.99851    $ 6.94919            0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841            0
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678            0
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741            0
   01/01/2012 to 12/31/2012...........  $ 8.22741    $ 9.61437            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06581    $10.91536            0
   01/01/2007 to 12/31/2007...........  $10.91536    $12.72041            0
   01/01/2008 to 12/31/2008...........  $12.72041    $ 7.35455            0
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278            0
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290            0
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997            0
   01/01/2012 to 12/31/2012...........  $12.50997    $14.61247            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489           0
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289           0
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774           0
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295         258
   01/01/2012 to 12/31/2012...........  $11.55295    $13.05185         287
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04057    $10.56209           0
   01/01/2007 to 12/31/2007...........  $10.56209    $10.56913           0
   01/01/2008 to 12/31/2008...........  $10.56913    $ 7.68488           0
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299           0
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582           0
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141           0
   01/01/2012 to 12/31/2012...........  $11.36141    $12.63400           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974       5,378
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296       5,414
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339       5,445
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119       5,420
   01/01/2012 to 12/31/2012...........  $ 9.67119    $10.40086       5,501
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99157    $10.55632           0
   01/01/2007 to 12/31/2007...........  $10.55632    $12.27164           0
   01/01/2008 to 12/31/2008...........  $12.27164    $ 5.96394           0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947           0
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046           0
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214           0
   01/01/2012 to 12/31/2012...........  $ 7.49214    $ 8.80639           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00972    $10.81826           0
   01/01/2007 to 12/31/2007...........  $10.81826    $12.44420           0
   01/01/2008 to 12/31/2008...........  $12.44420    $ 6.80473           0
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192           0
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731           0
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400           0
   01/01/2012 to 12/31/2012...........  $ 8.03400    $ 9.15374           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587           0
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979         398
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990         480
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685         427
   01/01/2012 to 12/31/2012...........  $ 9.48685    $10.52253         568

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89122    $11.46304            0
   01/01/2007 to 12/31/2007...........  $11.46304    $11.41036       22,005
   01/01/2008 to 12/31/2008...........  $11.41036    $ 9.17983       34,513
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       40,351
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       43,386
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       39,356
   01/01/2012 to 12/31/2012...........  $11.22194    $12.13323       40,694
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0
   01/01/2012 to 12/31/2012...........  $10.98718    $12.35872            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084            0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897            0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609            0
   01/01/2012 to 12/31/2012...........  $10.50609    $11.61712            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.05536    $12.70076            0
   01/01/2007 to 12/31/2007...........  $12.70076    $13.57232            0
   01/01/2008 to 12/31/2008...........  $13.57232    $ 7.76920            0
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935            0
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967            0
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288            0
   01/01/2012 to 12/31/2012...........  $ 9.57288    $11.39642            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03062    $12.14135            0
   01/01/2007 to 12/31/2007...........  $12.14135    $11.50113            0
   01/01/2008 to 12/31/2008...........  $11.50113    $ 6.57126            0
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428            0
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960            0
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531          349
   01/01/2012 to 12/31/2012...........  $ 7.92531    $ 9.04621          390
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16529    $10.60656            0
   01/01/2007 to 12/31/2007...........  $10.60656    $10.98711            0
   01/01/2008 to 12/31/2008...........  $10.98711    $ 8.23450            0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420            0
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856            0
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882           99
   01/01/2012 to 12/31/2012...........  $12.89882    $13.34298          110

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10313    $11.35176         0
   01/01/2007 to 12/31/2007...........  $11.35176    $12.74311         0
   01/01/2008 to 12/31/2008...........  $12.74311    $ 7.01082         0
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395         0
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934         0
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351         0
   01/01/2012 to 12/31/2012...........  $10.05351    $11.02169         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39341    $12.64469         0
   01/01/2007 to 12/31/2007...........  $12.64469    $13.50765         0
   01/01/2008 to 12/31/2008...........  $13.50765    $ 8.70708         0
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206         0
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557         0
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485         0
   01/01/2012 to 12/31/2012...........  $11.57485    $13.91170         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00697    $11.45540         0
   01/01/2007 to 12/31/2007...........  $11.45540    $12.87556         0
   01/01/2008 to 12/31/2008...........  $12.87556    $ 8.00884         0
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195         0
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795         0
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520         0
   01/01/2012 to 12/31/2012...........  $10.39520    $11.88543         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99806    $10.17007         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00950    $11.48305         0
   01/01/2007 to 12/31/2007...........  $11.48305    $11.52105         0
   01/01/2008 to 12/31/2008...........  $11.52105    $ 6.96134         0
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177         0
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740         0
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656         0
   01/01/2012 to 12/31/2012...........  $10.74656    $12.42636         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99923    $10.16120         0
   01/01/2007 to 12/31/2007...........  $10.16120    $10.40843         0
   01/01/2008 to 12/31/2008...........  $10.40843    $10.41951         0
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039         0
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381         0
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281         0
   01/01/2012 to 12/31/2012...........  $ 9.73281    $ 9.50507         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.61359    $11.70414         0
   01/01/2007 to 12/31/2007...........  $11.70414    $11.79060         0
   01/01/2008 to 12/31/2008...........  $11.79060    $ 6.64824         0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115         0
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702         0
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229         0
   01/01/2012 to 12/31/2012...........  $10.48229    $11.98952         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848         0
   01/01/2012 to 12/31/2012...........  $10.05848    $10.30092         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.31580    $12.55286         0
   01/01/2007 to 12/31/2007...........  $12.55286    $14.97876         0
   01/01/2008 to 12/31/2008...........  $14.97876    $ 8.31062         0
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340         0
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656         0
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474         0
   01/01/2012 to 12/31/2012...........  $13.14474    $14.42559         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45689    $10.78815         0
   01/01/2007 to 12/31/2007...........  $10.78815    $12.50541         0
   01/01/2008 to 12/31/2008...........  $12.50541    $ 7.01698         0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867         0
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421         0
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.27427         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599         0
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476         0
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803         0
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970         0
   01/01/2012 to 12/31/2012...........  $ 8.39970    $ 9.67324         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99406    $10.13734         0
   01/01/2007 to 12/31/2007...........  $10.13734    $10.57154         0
   01/01/2008 to 12/31/2008...........  $10.57154    $10.43883         0
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700         0
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142         0
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492         0
   01/01/2012 to 12/31/2012...........  $11.38492    $11.63966         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97070    $10.25475         0
   01/01/2007 to 12/31/2007...........  $10.25475    $10.84512         0
   01/01/2008 to 12/31/2008...........  $10.84512    $10.35148         0
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952         0
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127         0
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599         0
   01/01/2012 to 12/31/2012...........  $12.48599    $13.32948         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18032    $10.57706       42,599
   01/01/2007 to 12/31/2007...........  $10.57706    $11.22839       19,561
   01/01/2008 to 12/31/2008...........  $11.22839    $ 8.82842       35,411
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      111,273
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      122,014
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      111,201
   01/01/2012 to 12/31/2012...........  $11.02215    $11.88005      111,970
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
   01/01/2012 to 12/31/2012...........  $10.05834    $10.52055            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59294    $11.37031            0
   01/01/2007 to 12/31/2007...........  $11.37031    $11.33364            0
   01/01/2008 to 12/31/2008...........  $11.33364    $ 6.78257            0
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902            0
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578            0
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966            0
   01/01/2012 to 12/31/2012...........  $ 9.15966    $10.62664            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0
   01/01/2012 to 12/31/2012...........  $ 8.85770    $ 9.78786            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       10,231
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       10,251
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       10,069
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       10,129
   01/01/2012 to 12/31/2012...........  $ 8.78960    $ 9.94819       12,803
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42234    $10.98430            0
   01/01/2007 to 12/31/2007...........  $10.98430    $11.68212        5,834
   01/01/2008 to 12/31/2008...........  $11.68212    $ 7.96384       16,387
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       21,981
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       27,294
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,114
   01/01/2012 to 12/31/2012...........  $10.20959    $11.08032       30,172
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90453    $ 9.86654            0
   01/01/2007 to 12/31/2007...........  $ 9.86654    $10.32296            0
   01/01/2008 to 12/31/2008...........  $10.32296    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868            0
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543            0
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913            0
   01/01/2012 to 12/31/2012...........  $11.03913    $12.09260            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.90641    $12.40881            0
   01/01/2007 to 12/31/2007...........  $12.40881    $11.43683            0
   01/01/2008 to 12/31/2008...........  $11.43683    $ 7.84951            0
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526            0
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857            0
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907            0
   01/01/2012 to 12/31/2012...........  $10.99907    $12.69158            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65545    $11.30993       36,117
   01/01/2007 to 12/31/2007...........  $11.30993    $11.74172       80,866
   01/01/2008 to 12/31/2008...........  $11.74172    $ 8.49143       78,535
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       81,690
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       81,798
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       77,511
   01/01/2012 to 12/31/2012...........  $11.16742    $12.37714       78,396
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.96971    $12.14849            0
   01/01/2007 to 12/31/2007...........  $12.14849    $11.43910            0
   01/01/2008 to 12/31/2008...........  $11.43910    $ 6.49175            0
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819            0
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938            0
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725            0
   01/01/2012 to 12/31/2012...........  $ 8.33725    $ 9.54602            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50179    $ 9.74959           0
   01/01/2007 to 12/31/2007...........  $ 9.74959    $10.43815           0
   01/01/2008 to 12/31/2008...........  $10.43815    $ 9.94523           0
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888           0
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447           0
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423           0
   01/01/2012 to 12/31/2012...........  $11.43423    $11.74926           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93957    $10.41764           0
   01/01/2007 to 12/31/2007...........  $10.41764    $11.00984           0
   01/01/2008 to 12/31/2008...........  $11.00984    $ 6.38989           0
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062           0
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419           0
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166           0
   01/01/2012 to 12/31/2012...........  $10.39166    $11.93199           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.69777    $13.20511           0
   01/01/2007 to 12/31/2007...........  $13.20511    $18.11739           0
   01/01/2008 to 12/31/2008...........  $18.11739    $ 8.84840           0
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519           0
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062           0
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357           0
   01/01/2012 to 12/31/2012...........  $12.61357    $12.76287           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61609    $11.28880           0
   01/01/2007 to 12/31/2007...........  $11.28880    $12.07653           0
   01/01/2008 to 12/31/2008...........  $12.07653    $ 6.80133           0
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031           0
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965           0
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389           0
   01/01/2012 to 12/31/2012...........  $ 9.00389    $ 9.76038           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99805    $ 9.97078           0
   01/01/2008 to 12/31/2008...........  $ 9.97078    $ 9.22959           0
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145           0
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188           0
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730           0
   01/01/2012 to 12/31/2012...........  $10.96730    $11.55093           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132       5,110
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751       7,170
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060       7,972
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157       7,175
   01/01/2012 to 09/21/2012...........  $ 8.68157    $ 9.67628           0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       1,396
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279           0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383           0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909           0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532           0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726         592
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607           0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697           0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035           0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074           0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919           0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       1,142
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998           0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543           0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606           0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206           0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       9,423
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268            0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821          685
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499            0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569            0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612            0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886            0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840           13
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096            0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035            0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421            0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752            0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580            0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832           35

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0

*  Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------

                                              PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                             MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                              PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                             ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             -----------    -----------       -----------    -----------   -----------
  Net Assets................................ $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units........................ $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             -----------    -----------       -----------    -----------   -----------
                                             $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             ===========    ===========       ===========    ===========   ===========

  Units outstanding.........................  12,368,609     10,432,889         9,808,349     12,843,377     5,736,847
                                             ===========    ===========       ===========    ===========   ===========

  Portfolio shares held.....................   1,540,075      2,150,648           759,981      1,571,764     4,035,009
  Portfolio net asset value per share....... $     10.00    $     11.88       $     26.81    $     18.07   $      5.26
  Investment in portfolio shares, at cost... $15,400,747    $23,884,603       $20,462,994    $30,181,131   $21,400,447

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------

                                              PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                             MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                              PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                             ------------ ---------------- ----------------- -----------  --------------
                                              01/01/2012     01/01/2012       01/01/2012      01/01/2012    01/01/2012
                                                  TO             TO               TO              TO            TO
                                              12/31/2012     12/31/2012       12/31/2012      12/31/2012    12/31/2012
                                             ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income........................... $     2,180    $ 1,141,701       $   124,434    $   284,698   $ 1,485,527
                                             -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     246,961        364,804           299,043        426,612       315,652
                                             -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)................    (244,781)       776,897          (174,609)      (141,914)    1,169,875
                                             -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......           0      1,139,718                 0              0             0
  Realized gain (loss) on shares
   redeemed.................................           0        255,645           (25,831)      (455,486)      (80,810)
  Net change in unrealized gain (loss) on
   investments..............................           0        121,486         2,600,794      4,147,124     1,483,484
                                             -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS..............           0      1,516,849         2,574,963      3,691,638     1,402,674
                                             -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  (244,781)   $ 2,293,746       $ 2,400,354    $ 3,549,724   $ 2,572,549
                                             ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

   12,163,692     3,127,004   11,490,600     1,447,624       1,239,510      2,698,038       4,530,883           2,872,755
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

      660,227       284,879      877,994       238,967         132,211        289,397         301,085             192,263
  $     35.65    $    19.57  $     26.98    $    18.56      $    13.90     $    22.27      $    30.14          $    26.45
  $21,526,528    $5,471,654  $20,097,455    $3,918,005      $1,779,458     $5,715,445      $7,370,095          $4,978,064


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
   01/01/2012    01/01/2012   01/01/2012    01/01/2012      01/01/2012     01/01/2012      01/01/2012          01/01/2012
       TO            TO           TO            TO              TO             TO              TO                  TO
   12/31/2012    12/31/2012   12/31/2012    12/31/2012      12/31/2012     12/31/2012      12/31/2012          12/31/2012
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $   415,771    $   89,939  $    39,056    $   27,486      $   22,345     $  139,979      $   88,593          $   28,653
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------


      354,630        80,315      356,134        62,666          24,376         91,428         128,904              73,058
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       61,141         9,624     (317,078)      (35,180)         (2,031)        48,551         (40,311)            (44,405)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       73,521             0            0       228,962               0              0               0              89,288

      348,859       (10,604)     592,328        64,391          (2,769)        78,505         204,223              (6,820)

    2,762,567       815,282    3,102,356       349,869         277,759        819,802         912,898             780,632
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

    3,184,947       804,678    3,694,684       643,222         274,990        898,307       1,117,121             863,100
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

  $ 3,246,088    $  814,302  $ 3,377,606    $  608,042      $  272,959     $  946,858      $1,076,810          $  818,695
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             ----------------------------------------------------------------------
                                              JANUS ASPEN                                           FTVIP FRANKLIN
                                               OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                              PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                             INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                             ------------- ------------- ------------- ----------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ----------    ----------    ----------   ----------     ----------
  Net Assets................................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ==========    ==========    ==========   ==========     ==========

NET ASSETS, representing:
  Accumulation units........................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ----------    ----------    ----------   ----------     ----------
                                              $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ==========    ==========    ==========   ==========     ==========

  Units outstanding.........................   2,538,273       852,060     3,081,086    1,041,468      1,402,007
                                              ==========    ==========    ==========   ==========     ==========

  Portfolio shares held.....................     225,401        73,326       204,570      355,471        128,466
  Portfolio net asset value per share.......  $    37.96    $    21.84    $    28.83   $     6.52     $    21.04
  Investment in portfolio shares, at cost...  $7,389,136    $1,283,275    $4,806,175   $2,329,949     $2,663,090

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             ----------------------------------------------------------------------
                                              JANUS ASPEN                                           FTVIP FRANKLIN
                                               OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                              PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                             INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                             ------------- ------------- ------------- ----------  -----------------
                                              01/01/2012    01/01/2012    01/01/2012   01/01/2012     01/01/2012
                                                  TO            TO            TO           TO             TO
                                              12/31/2012    12/31/2012    12/31/2012   12/31/2012     12/31/2012
                                             ------------- ------------- ------------- ----------  -----------------
INVESTMENT INCOME
  Dividend income...........................  $   59,768    $   12,894    $        0   $   45,961     $        0
                                              ----------    ----------    ----------   ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     120,813        22,879        83,026       33,573         38,481
                                              ----------    ----------    ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)................     (61,045)       (9,985)      (83,026)      12,388        (38,481)
                                              ----------    ----------    ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......     915,648             0             0            0        198,220
  Realized gain (loss) on shares
   redeemed.................................     203,028        45,260       129,543      (25,601)         7,673
  Net change in unrealized gain (loss) on
   investments..............................     (74,237)      206,058       834,252      303,551         75,483
                                              ----------    ----------    ----------   ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............   1,044,439       251,318       963,795      277,950        281,376
                                              ----------    ----------    ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $  983,394    $  241,333    $  880,769   $  290,338     $  242,895
                                              ==========    ==========    ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL
                            ALLIANCEBERNSTEIN PRUDENTIAL                      SP PRUDENTIAL PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

   2,215,043     1,842,533       671,147       4,681,532        354,179         3,841,916     1,850,761      1,533,494
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

     252,111       194,962        15,048         670,748         14,896         1,005,790       498,555        358,643
  $    15.93    $    10.93      $  30.38      $    13.70       $  26.13        $     8.43    $     5.30     $     6.62
  $3,427,540    $2,159,721      $429,619      $8,319,087       $304,117        $7,259,235    $3,096,296     $2,904,011


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL
                            ALLIANCEBERNSTEIN PRUDENTIAL                      SP PRUDENTIAL PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  01/01/2012    01/01/2012     01/01/2012     01/01/2012      01/01/2012       01/01/2012    01/01/2012     01/01/2012
      TO            TO             TO             TO              TO               TO            TO             TO
  12/31/2012    12/31/2012     12/31/2012     12/31/2012      12/31/2012       12/31/2012    12/31/2012     12/31/2012
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $        0    $   34,916      $    145      $   43,998       $  1,886        $   37,960    $   17,839     $   67,583
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------


      57,052        30,093         6,848         149,992          7,106           142,745        42,511         39,548
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     (57,052)        4,823        (6,703)       (105,994)        (5,220)         (104,785)      (24,672)        28,035
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     142,038       128,020             0               0          7,934           654,025             0              0
      82,708         5,966         4,568          77,414         24,779           319,389      (172,428)      (250,350)

     204,349        97,350        71,759       1,310,579         38,273           445,233       695,469        577,066
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     429,095       231,336        76,327       1,387,993         70,986         1,418,647       523,041        326,716
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

  $  372,043    $  236,159      $ 69,624      $1,281,999       $ 65,766        $1,313,862    $  498,369     $  354,751
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                   AST                          AST SCHRODERS                 AST J.P. MORGAN
                                              GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                                LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                             VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------- ---------------- ----------------- ------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               -----------      ----------      ------------     -----------   ------------
  Net Assets................................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               ===========      ==========      ============     ===========   ============

NET ASSETS, representing:
  Accumulation units........................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               -----------      ----------      ------------     -----------   ------------
                                               $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               ===========      ==========      ============     ===========   ============

  Units outstanding.........................     1,312,699               0        14,548,632       1,350,938     12,551,418
                                               ===========      ==========      ============     ===========   ============

  Portfolio shares held.....................       840,209               0        11,845,407       2,565,429     10,281,986
  Portfolio net asset value per share.......   $     17.62      $        0      $      13.83     $      7.34   $      14.05
  Investment in portfolio shares, at cost...   $13,182,391      $        0      $155,268,094     $17,216,407   $133,529,218

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                   AST                          AST SCHRODERS                 AST J.P. MORGAN
                                              GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                                LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                             VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------- ---------------- ----------------- ------------- ---------------
                                               01/01/2012       01/01/2012       01/01/2012      01/01/2012     01/01/2012
                                                   TO               TO               TO              TO             TO
                                               12/31/2012      05/04/2012**      12/31/2012      12/31/2012     12/31/2012
                                             --------------- ---------------- ----------------- ------------- ---------------
INVESTMENT INCOME
  Dividend income...........................   $   129,065      $        0      $  2,814,567     $   195,658   $  1,716,155
                                               -----------      ----------      ------------     -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       199,329          85,753         2,409,691         251,562      1,959,776
                                               -----------      ----------      ------------     -----------   ------------

NET INVESTMENT INCOME (LOSS)................       (70,264)        (85,753)          404,876         (55,904)      (243,621)
                                               -----------      ----------      ------------     -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......             0               0                 0               0              0
  Realized gain (loss) on shares
   redeemed.................................       207,666       1,719,868           649,719         351,957        952,250
  Net change in unrealized gain (loss) on
   investments..............................     1,644,817        (604,836)        9,970,290       1,237,297      8,423,788
                                               -----------      ----------      ------------     -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS..............     1,852,483       1,115,032        10,620,009       1,589,254      9,376,038
                                               -----------      ----------      ------------     -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 1,782,219      $1,029,279      $ 11,024,885     $ 1,533,350   $  9,132,417
                                               ===========      ==========      ============     ===========   ============

** Date subaccount was no longer available for investment.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,193,778      1,737,157       1,223,055         778,074         726,993        1,312,965        1,659,188        1,417,423
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,436,497      2,818,604       1,511,308         733,736         592,737          507,599        4,144,874        1,040,462
  $      9.53    $      7.66     $      9.63      $    13.41      $    14.92      $     31.34      $      5.25      $     14.20
  $12,800,065    $20,508,783     $13,646,030      $8,738,835      $7,829,268      $14,127,662      $20,978,804      $14,393,564


                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012       01/01/2012       01/01/2012      01/01/2012
      TO              TO              TO              TO              TO               TO               TO              TO
  12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012       12/31/2012       12/31/2012      12/31/2012
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  $   116,991    $ 1,033,431     $         0      $   37,060      $   30,797      $    30,786      $         0      $   353,461
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------


      187,773        296,837         212,143         144,392         129,414          212,584          288,568          168,021
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      (70,782)       736,594        (212,143)       (107,332)        (98,617)        (181,798)        (288,568)         185,440
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

            0              0               0          32,967               0                0        1,788,797                0

       80,094        198,589         297,998         217,403         186,176          394,306          288,440          (56,104)

      907,248        970,177       1,502,577         959,471         877,635        1,585,979          535,464        1,321,717
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      987,342      1,168,766       1,800,575       1,209,841       1,063,811        1,980,285        2,612,701        1,265,613
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

  $   916,560    $ 1,905,360     $ 1,588,432      $1,102,509      $  965,194      $ 1,798,487      $ 2,324,133      $ 1,451,053
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                             AST NEUBERGER
                                             AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                                CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                             INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                             ---------------- -------------- -------------- ---------------- -------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               -----------     -----------    -----------     -----------     -----------
  Net Assets................................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               ===========     ===========    ===========     ===========     ===========

NET ASSETS, representing:
  Accumulation units........................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               -----------     -----------    -----------     -----------     -----------
                                               $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               ===========     ===========    ===========     ===========     ===========

  Units outstanding.........................     3,352,512       2,543,256        893,995       1,510,695       1,288,697
                                               ===========     ===========    ===========     ===========     ===========

  Portfolio shares held.....................     3,582,112       1,405,045        963,976         799,566         929,910
  Portfolio net asset value per share.......   $     11.50     $     21.36    $     11.17     $     24.41     $     16.95
  Investment in portfolio shares, at cost...   $40,001,857     $27,942,247    $ 9,738,480     $18,065,049     $14,132,111

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                             AST NEUBERGER
                                             AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                                CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                             INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                             ---------------- -------------- -------------- ---------------- -------------
                                                01/01/2012      01/01/2012     01/01/2012      01/01/2012     01/01/2012
                                                    TO              TO             TO              TO             TO
                                                12/31/2012      12/31/2012     12/31/2012      12/31/2012     12/31/2012
                                             ---------------- -------------- -------------- ---------------- -------------
INVESTMENT INCOME
  Dividend income...........................   $   358,091     $    97,729    $         0     $         0     $   124,483
                                               -----------     -----------    -----------     -----------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       510,349         449,884        134,732         270,677         223,781
                                               -----------     -----------    -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)................      (152,258)       (352,155)      (134,732)       (270,677)        (99,298)
                                               -----------     -----------    -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......       851,791               0              0               0               0
  Realized gain (loss) on shares
   redeemed.................................       218,595         673,619        203,666         384,771         227,472
  Net change in unrealized gain (loss) on
   investments..............................       321,933       1,569,539        890,109       1,045,463       1,438,918
                                               -----------     -----------    -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS..............     1,392,319       2,243,158      1,093,775       1,430,234       1,666,390
                                               -----------     -----------    -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 1,240,061     $ 1,891,003    $   959,043     $ 1,159,557     $ 1,567,092
                                               ===========     ===========    ===========     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------

  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    1,960,957      1,858,286      566,643     2,964,339    45,661,822      1,168,557        1,787,971       1,571,463
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    2,012,457      2,188,342      523,562     1,520,300    28,877,399      1,244,019          890,058       1,579,211
  $     10.58    $      9.50   $    13.60   $     19.70  $      19.07    $     11.87      $     22.20     $     11.19
  $21,317,450    $18,877,996   $6,539,855   $30,326,997  $505,981,779    $12,836,854      $17,466,766     $17,520,676


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
   01/01/2012     01/01/2012   01/01/2012   01/01/2012    01/01/2012      01/01/2012       01/01/2012      01/01/2012
       TO             TO           TO           TO            TO              TO               TO              TO
   12/31/2012     12/31/2012   12/31/2012   12/31/2012    12/31/2012      12/31/2012       12/31/2012      12/31/2012
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
  $   258,485    $    25,073   $   41,348   $   108,212  $  5,116,398    $   121,058      $   280,999     $   361,781
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------


      329,353        244,565       95,332       445,804     6,933,632        190,325          276,841         248,388
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      (70,868)      (219,492)     (53,984)     (337,592)   (1,817,234)       (69,267)           4,158         113,393
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      633,956              0            0             0     3,244,064              0                0         251,729

       (8,495)       272,418      210,908      (938,086)    3,780,200        243,678           47,047          31,346

       44,946      1,711,409      534,982     1,295,662    34,237,999      1,903,728        2,750,619         118,159
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      670,407      1,983,827      745,890       357,576    41,262,263      2,147,406        2,797,666         401,234
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

  $   599,539    $ 1,764,335   $  691,906   $    19,984  $ 39,445,029    $ 2,078,139      $ 2,801,824     $   514,627
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                                            AST ACADEMIC                    AST
                                              AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                                MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                  HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                             EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               -----------    ------------  ------------  ------------  ------------
  Net Assets................................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               ===========    ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units........................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               -----------    ------------  ------------  ------------  ------------
                                               $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               ===========    ============  ============  ============  ============

  Units outstanding.........................     4,100,061      29,647,790    30,992,629    45,923,327    36,655,273
                                               ===========    ============  ============  ============  ============

  Portfolio shares held.....................     4,015,071      29,557,840    30,513,797    45,369,338    35,422,409
  Portfolio net asset value per share.......   $      9.95    $      11.42  $      11.43  $      11.73  $      12.05
  Investment in portfolio shares, at cost...   $37,520,076    $310,927,252  $320,394,491  $491,616,071  $407,149,474

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                                            AST ACADEMIC                    AST
                                              AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                                MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                  HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                             EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ------------  ------------  ------------  ------------
                                                01/01/2012     01/01/2012    01/01/2012    01/01/2012    01/01/2012
                                                    TO             TO            TO            TO            TO
                                                12/31/2012     12/31/2012    12/31/2012    12/31/2012    12/31/2012
                                             ---------------- ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income...........................   $    74,461    $  2,300,420  $  3,069,302  $  4,228,995  $  3,813,902
                                               -----------    ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       480,906       5,041,229     5,552,386     7,788,468     5,950,363
                                               -----------    ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)................      (406,445)     (2,740,809)   (2,483,084)   (3,559,473)   (2,136,461)
                                               -----------    ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......             0               0             0    13,537,034    19,769,310
  Realized gain (loss) on shares
   redeemed.................................       256,583       4,530,791     3,262,162     5,104,906     1,988,511
  Net change in unrealized gain (loss) on
   investments..............................     2,226,379      25,645,314    27,729,344    26,157,340     6,895,289
                                               -----------    ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS..............     2,482,962      30,176,105    30,991,506    44,799,280    28,653,110
                                               -----------    ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 2,076,517    $ 27,435,296  $ 28,508,422  $ 41,239,807  $ 26,516,649
                                               ===========    ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
  BALANCED      APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
   TARGET          TARGET      STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

  21,669,843      19,406,256    31,622,440    2,773,359    2,056,152    1,035,622     21,224,806      705,540
============    ============  ============  ===========  ===========  ===========   ============   ==========

  24,245,171      21,733,489    31,453,157    2,419,091   19,916,588      612,141     19,765,827      480,951
$      10.23    $      10.22  $      12.08  $     14.31  $      1.00  $     22.66   $      12.52   $    15.36
$232,690,882    $209,194,834  $349,653,304  $31,423,316  $19,916,588  $12,459,763   $238,583,310   $6,916,786


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
  BALANCED      APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
   TARGET          TARGET      STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
 01/01/2012      01/01/2012    01/01/2012   01/01/2012    01/01/2012   01/01/2012    01/01/2012    01/01/2012
     TO              TO            TO           TO            TO           TO            TO            TO
 12/31/2012      12/31/2012    12/31/2012   12/31/2012    12/31/2012   12/31/2012    12/31/2012    12/31/2012
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$  3,762,850    $  2,212,537  $  3,698,718  $         0  $     1,892  $         0   $  5,301,988   $  133,328
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------


   3,387,700       2,953,939     4,824,454      450,257      333,708      200,792      3,457,513      106,704
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

     375,150        (741,402)   (1,125,736)    (450,257)    (331,816)    (200,792)     1,844,475       26,624
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

           0               0       978,632            0            0            0      2,122,034            0
   1,121,650       1,325,613     2,685,004      595,258            0      232,825      1,368,839      (88,699)

  12,984,047      13,624,196    25,417,674    2,690,050            0      828,600      9,112,176      833,703
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

  14,105,697      14,949,809    29,081,310    3,285,308            0    1,061,425     12,603,049      745,004
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

$ 14,480,847    $ 14,208,407  $ 27,955,574  $ 2,835,051  $  (331,816) $   860,633   $ 14,447,524   $  771,628
============    ============  ============  ===========  ===========  ===========   ============   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                  AST
                                             INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                                GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                               PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                             ------------- ------------ -------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              -----------    --------    ------------    -----------    -----------
  Net Assets................................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              ===========    ========    ============    ===========    ===========

NET ASSETS, representing:
  Accumulation units........................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              -----------    --------    ------------    -----------    -----------
                                              $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              ===========    ========    ============    ===========    ===========

  Units outstanding.........................    1,205,057      44,357      20,928,766      3,919,578      1,799,476
                                              ===========    ========    ============    ===========    ===========

  Portfolio shares held.....................    1,081,993     105,582      41,250,110      4,252,062      1,764,251
  Portfolio net asset value per share.......  $     11.86    $   6.30    $       6.60    $     10.72    $     12.41
  Investment in portfolio shares, at cost...  $11,575,031    $885,617    $267,407,251    $44,963,434    $20,657,784

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                  AST
                                             INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                                GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                               PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                             ------------- ------------ -------------- --------------- --------------
                                              01/01/2012    01/01/2012    01/01/2012     01/01/2012      01/01/2012
                                                  TO            TO            TO             TO              TO
                                              12/31/2012    12/31/2012    12/31/2012     12/31/2012      12/31/2012
                                             ------------- ------------ -------------- --------------- --------------
INVESTMENT INCOME
  Dividend income...........................  $   106,131    $    667    $  5,008,576    $ 1,302,848    $   100,867
                                              -----------    --------    ------------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      169,632      10,630       6,190,071        697,665        464,780
                                              -----------    --------    ------------    -----------    -----------

NET INVESTMENT INCOME (LOSS)................      (63,501)     (9,963)     (1,181,495)       605,183       (363,913)
                                              -----------    --------    ------------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0           0       5,700,628      1,333,248        110,842
  Realized gain (loss) on shares
   redeemed.................................       46,543     (74,592)     35,842,163        345,313        344,006
  Net change in unrealized gain (loss) on
   investments..............................    1,639,718     177,614      (9,733,697)       (19,061)       622,643
                                              -----------    --------    ------------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS..............    1,686,261     103,022      31,809,094      1,659,500      1,077,491
                                              -----------    --------    ------------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 1,622,760    $ 93,059    $ 30,627,599    $ 2,264,683    $   713,578
                                              ===========    ========    ============    ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     183,095      547,133      2,458,495                0       1,524,692      15,190,242      21,003,523      9,458,185
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     220,593      760,385      2,908,486                0       1,642,628      15,171,378      23,087,695     10,306,811
  $    10.35   $     9.43    $      8.95      $         0     $     12.11    $      11.85    $      10.21   $      10.81
  $2,286,948   $6,196,181    $24,575,045      $         0     $17,681,673    $165,385,638    $225,543,768   $103,336,058


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  01/01/2012   01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012     01/01/2012
      TO           TO             TO              TO              TO              TO              TO             TO
  12/31/2012   12/31/2012     12/31/2012     09/21/2012**     12/31/2012      12/31/2012      12/31/2012     12/31/2012
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $    2,349   $   81,801    $   247,236      $ 4,634,544     $    78,376    $    606,948    $    934,844   $    372,802
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      15,999       93,211        369,212        1,906,338         273,589       2,244,875       2,927,793      1,410,500
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

     (13,650)     (11,410)      (121,976)       2,728,206        (195,213)     (1,637,927)     (1,992,949)    (1,037,698)
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      29,557            0        339,838                0               0         602,053       4,402,813        496,390

      (1,419)     134,049       (336,541)      15,394,586         409,844       2,099,981         984,445        818,542

      (3,809)     993,606      2,880,354       (2,097,431)      1,514,979      13,523,798       8,685,465      7,800,617
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      24,329    1,127,655      2,883,651       13,297,155       1,924,823      16,225,832      14,072,723      9,115,549
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

  $   10,679   $1,116,245    $ 2,761,675      $16,025,361     $ 1,729,610    $ 14,587,905    $ 12,079,774   $  8,077,851
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                              AST HORIZON
                                             MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                               PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                             -------------- ----------------- ---------- -------------- ----------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ------------    ------------     --------     --------     --------
  Net Assets................................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ============    ============     ========     ========     ========

NET ASSETS, representing:
  Accumulation units........................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ------------    ------------     --------     --------     --------
                                              $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ============    ============     ========     ========     ========

  Units outstanding.........................    12,411,997      10,343,938       24,272       25,290       68,847
                                              ============    ============     ========     ========     ========

  Portfolio shares held.....................    13,202,382      11,388,008        8,034        7,712       22,064
  Portfolio net asset value per share.......  $      10.59    $      10.56     $  41.05     $  40.14     $  21.27
  Investment in portfolio shares, at cost...  $132,929,235    $111,661,207     $236,850     $247,113     $381,832

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                              AST HORIZON
                                             MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                               PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                             -------------- ----------------- ---------- -------------- ----------
                                               01/01/2012      01/01/2012     01/01/2012   01/01/2012   01/01/2012
                                                   TO              TO             TO           TO           TO
                                               12/31/2012      12/31/2012     12/31/2012   12/31/2012   12/31/2012
                                             -------------- ----------------- ---------- -------------- ----------
INVESTMENT INCOME
  Dividend income...........................  $    664,747    $    434,455     $      0     $  3,092     $    515
                                              ------------    ------------     --------     --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     1,928,723       1,520,520        5,515        5,269        7,454
                                              ------------    ------------     --------     --------     --------

NET INVESTMENT INCOME (LOSS)................    (1,263,976)     (1,086,065)      (5,515)      (2,177)      (6,939)
                                              ------------    ------------     --------     --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......     2,879,907               0        1,660            0            0
  Realized gain (loss) on shares
   redeemed.................................       627,204         716,635       28,512       17,887       24,480
  Net change in unrealized gain (loss) on
   investments..............................     5,821,376       8,675,694       41,779       14,842       83,373
                                              ------------    ------------     --------     --------     --------

NET GAIN (LOSS) ON INVESTMENTS..............     9,328,487       9,392,329       71,951       32,729      107,853
                                              ------------    ------------     --------     --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $  8,064,511    $  8,306,264     $ 66,436     $ 30,552     $100,914
                                              ============    ============     ========     ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------

 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

   30,013      31,372      10,255     6,471      14,160      2,741      1,847          24,409
 ========    ========    ========   =======    ========    =======    =======        ========

   10,098       7,564       3,110     2,398       2,788        975        674          29,533
 $  37.12    $  41.66    $  38.33   $ 29.04    $  51.69    $ 32.63    $ 30.41        $   8.35
 $289,710    $254,339    $103,775   $55,844    $117,731    $27,093    $15,965        $211,040


                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
01/01/2012  01/01/2012  01/01/2012 01/01/2012 01/01/2012  01/01/2012 01/01/2012     01/01/2012
    TO          TO          TO         TO         TO          TO         TO             TO
12/31/2012  12/31/2012  12/31/2012 12/31/2012 12/31/2012  12/31/2012 12/31/2012     12/31/2012
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
 $  1,658    $    892    $      0   $   134    $  3,491    $     0    $     0        $ 11,801
 --------    --------    --------   -------    --------    -------    -------        --------


    6,324       5,064       1,591     1,350       2,050        497        294           4,268
 --------    --------    --------   -------    --------    -------    -------        --------

   (4,666)     (4,172)     (1,591)   (1,216)      1,441       (497)      (294)          7,533
 --------    --------    --------   -------    --------    -------    -------        --------

        0           0           0         0           0          0          0               0

   28,837      20,490       3,168     7,323       8,170      1,488        955          14,768

   35,071      25,260      10,667     6,156       7,362      1,969      2,160          18,321
 --------    --------    --------   -------    --------    -------    -------        --------

   63,908      45,750      13,835    13,479      15,532      3,457      3,115          33,089
 --------    --------    --------   -------    --------    -------    -------        --------

 $ 59,242    $ 41,578    $ 12,244   $12,263    $ 16,973    $ 2,960    $ 2,821        $ 40,622
 ========    ========    ========   =======    ========    =======    =======        ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                       SUBACCOUNTS
                                             --------------------------------------------------------------


                                                        PROFUND VP PROFUND VP                 AST JENNISON
                                             PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                             UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                             ---------- ---------- ---------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              --------   -------    -------      --------      ----------
  Net Assets................................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              ========   =======    =======      ========      ==========

NET ASSETS, representing:
  Accumulation units........................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              --------   -------    -------      --------      ----------
                                              $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              ========   =======    =======      ========      ==========

  Units outstanding.........................    22,559     4,585      8,294        10,681         556,714
                                              ========   =======    =======      ========      ==========

  Portfolio shares held.....................     6,680     1,262      2,764        20,445         484,182
  Portfolio net asset value per share.......  $  31.68   $ 38.98    $ 27.28      $   6.60      $    12.60
  Investment in portfolio shares, at cost...  $194,656   $44,192    $62,568      $140,036      $5,649,628

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                       SUBACCOUNTS
                                             --------------------------------------------------------------


                                                        PROFUND VP PROFUND VP                 AST JENNISON
                                             PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                             UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                             ---------- ---------- ---------- -------------- ---------------
                                             01/01/2012 01/01/2012 01/01/2012   01/01/2012     01/01/2012
                                                 TO         TO         TO           TO             TO
                                             12/31/2012 12/31/2012 12/31/2012   12/31/2012     12/31/2012
                                             ---------- ---------- ---------- -------------- ---------------
INVESTMENT INCOME
  Dividend income...........................  $  7,360   $    37    $   773      $  1,072      $   21,308
                                              --------   -------    -------      --------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     4,118       853      1,516         3,347          84,493
                                              --------   -------    -------      --------      ----------

NET INVESTMENT INCOME (LOSS)................     3,242      (816)      (743)       (2,275)        (63,185)
                                              --------   -------    -------      --------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......         0         0          0        12,074               0
  Realized gain (loss) on shares
   redeemed.................................    11,656     3,326     13,261        34,556          15,087
  Net change in unrealized gain (loss) on
   investments..............................   (17,498)    1,514      2,978       (34,325)        485,373
                                              --------   -------    -------      --------      ----------

NET GAIN (LOSS) ON INVESTMENTS..............    (5,842)    4,840     16,239        12,305         500,460
                                              --------   -------    -------      --------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ (2,600)  $ 4,024    $15,496      $ 10,030      $  437,275
                                              ========   =======    =======      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      875,800       1,846,896      2,129,378         15,969         168,936           5,173        1,736,527         7,416
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      756,233       1,798,099      2,011,902         44,479          14,290           6,670        1,667,349         7,236
  $     14.03     $     12.15    $     14.00       $   4.94        $  25.56         $  9.41      $     12.93       $ 10.18
  $ 9,908,867     $20,870,951    $26,172,948       $209,876        $279,468         $49,337      $20,355,901       $69,283

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
   01/01/2012      01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012
       TO              TO             TO              TO              TO              TO              TO              TO
   12/31/2012      12/31/2012     12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $         0     $   105,377    $   234,343       $  3,408        $      0         $   726      $     5,235       $    25
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      144,628         454,961        669,383          3,598           6,125           1,049          384,663           859
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

     (144,628)       (349,584)      (435,040)          (190)         (6,125)           (323)        (379,428)         (834)
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

            0               0        622,481         13,810          23,469               0           36,319             0
      132,373         366,417      1,311,773          1,218           7,982           1,216          531,946           (25)

      678,640         572,745         (4,266)         9,950          34,762           6,451          605,205         4,378
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      811,013         939,162      1,929,988         24,978          66,213           7,667        1,173,470         4,353
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

  $   666,385     $   589,578    $ 1,494,948       $ 24,788        $ 60,088         $ 7,344      $   794,042       $ 3,519
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                WELLS FARGO
                                               AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                             GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                 PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                             ----------------- -------------- -------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                -----------       --------      ----------     ----------     ----------
  Net Assets................................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                ===========       ========      ==========     ==========     ==========

NET ASSETS, representing:
  Accumulation units........................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                -----------       --------      ----------     ----------     ----------
                                                $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                ===========       ========      ==========     ==========     ==========

  Units outstanding.........................      8,594,013         17,208         643,150        348,513        376,166
                                                ===========       ========      ==========     ==========     ==========

  Portfolio shares held.....................      8,402,522         10,474         632,314        341,948        369,070
  Portfolio net asset value per share.......    $     10.32       $  20.02      $    10.81     $    10.59     $    10.59
  Investment in portfolio shares, at cost...    $82,270,028       $173,248      $6,657,016     $3,540,857     $3,873,515

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                WELLS FARGO
                                               AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                             GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                 PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                             ----------------- -------------- -------------- -------------- --------------
                                                01/01/2012       01/01/2012     01/01/2012     01/01/2012    01/03/2012*
                                                    TO               TO             TO             TO             TO
                                                12/31/2012       12/31/2012     12/31/2012     12/31/2012     12/31/2012
                                             ----------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Dividend income...........................    $   311,619       $  1,190      $    6,323     $    5,075     $        0
                                                -----------       --------      ----------     ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      1,118,707          3,751          59,954         36,373         24,877
                                                -----------       --------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)................       (807,088)        (2,561)        (53,631)       (31,298)       (24,877)
                                                -----------       --------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0             71           6,348          1,317              0
  Realized gain (loss) on shares
   redeemed.................................         36,625         14,141          44,175          5,928          7,752
  Net change in unrealized gain (loss) on
   investments..............................      6,636,996         22,873         175,383         77,269         34,932
                                                -----------       --------      ----------     ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............      6,673,621         37,085         225,906         84,514         42,684
                                                -----------       --------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................    $ 5,866,533       $ 34,524      $  172,275     $   53,216     $   17,807
                                                ===========       ========      ==========     ==========     ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

            19,510,744        2,285,241        6,510           3,943
          ============      ===========      =======         =======

            19,294,170        2,289,094        6,478           3,918
          $      10.87      $     10.31      $ 10.45         $ 10.26
          $205,927,745      $22,764,603      $67,121         $39,965


                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
           4/30/2012*       4/30/2012*      8/20/2012*     8/20/2012*
               TO               TO              TO             TO
           12/31/2012       12/31/2012      12/31/2012     12/31/2012
       ------------------ --------------- -------------- ---------------
          $          0      $   180,309      $     0         $     0
          ------------      -----------      -------         -------

               981,950          209,424           80              98
          ------------      -----------      -------         -------

              (981,950)         (29,115)         (80)            (98)
          ------------      -----------      -------         -------

                     0                0            0               0
              (464,899)        (116,623)         (14)            (57)
             3,799,884          835,954          575             232
          ------------      -----------      -------         -------

             3,334,985          719,331          561             175
          ------------      -----------      -------         -------

          $  2,353,035      $   690,216      $   481         $    77
          ============      ===========      =======         =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                          PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                                 PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                         -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (244,781) $  (280,119) $   776,897   $   788,589   $  (174,609) $  (167,794)
  Capital gains distributions
   received.............................           0            0    1,139,718       626,795             0            0
  Realized gain (loss) on shares
   redeemed.............................           0            0      255,645       251,851       (25,831)    (211,841)
  Net change in unrealized gain (loss)
   on investments.......................           0            0      121,486       (53,592)    2,600,794     (625,359)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (244,781)    (280,119)   2,293,746     1,613,643     2,400,354   (1,004,994)
                                         -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     160,466      246,545      106,299       125,726       177,261      103,894
  Annuity Payments......................    (236,935)     (43,772)    (241,759)      (39,049)      (67,725)    (205,140)
  Surrenders, withdrawals and death
   benefits.............................  (4,867,505)  (4,593,592)  (2,914,577)   (3,209,635)   (2,303,729)  (2,190,802)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,717,959      654,286     (162,581)      263,660      (167,042)    (501,118)
  Withdrawal and other charges..........     (11,115)     (14,037)     (10,221)      (11,153)      (17,184)     (18,660)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,237,130)  (3,750,570)  (3,222,839)   (2,870,451)   (2,378,419)  (2,811,826)
                                         -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (3,481,911)  (4,030,689)    (929,093)   (1,256,808)       21,935   (3,816,820)

NET ASSETS
  Beginning of period...................  18,882,658   22,913,347   26,478,792    27,735,600    20,353,150   24,169,970
                                         -----------  -----------  -----------   -----------   -----------  -----------
  End of period......................... $15,400,747  $18,882,658  $25,549,699   $26,478,792   $20,375,085  $20,353,150
                                         ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.......................  15,081,905   18,414,358   11,804,540    13,115,233    11,025,380   12,475,419
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Units issued..........................   4,076,923    3,837,949      295,489       483,619       254,562      141,157
  Units redeemed........................  (6,790,219)  (7,170,402)  (1,667,140)   (1,794,312)   (1,471,593)  (1,591,196)
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Ending units..........................  12,368,609   15,081,905   10,432,889    11,804,540     9,808,349   11,025,380
                                         ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  -----------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO             TO           TO            TO           TO           TO          TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$  (141,914)   $  (146,740) $ 1,169,875   $ 1,373,509  $    61,141  $    43,098  $    9,624  $     8,149
          0              0            0             0       73,521            0           0            0
   (455,486)      (472,832)     (80,810)     (136,950)     348,859      (34,971)    (10,604)     (38,730)
  4,147,124     (1,512,573)   1,483,484      (415,432)   2,762,567      193,315     815,282     (452,439)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

  3,549,724     (2,132,145)   2,572,549       821,127    3,246,088      201,442     814,302     (483,020)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

    122,033         38,416      142,922        44,014       95,987      103,001      10,832       17,713
    (63,221)       (27,555)    (103,176)      (41,041)     (96,699)    (133,194)     (3,155)     (37,081)
 (3,408,357)    (3,546,889)  (2,876,057)   (3,020,998)  (3,121,466)  (2,908,177)   (555,958)    (651,159)
   (545,885)      (491,024)     (91,404)     (566,559)    (678,269)  (1,100,751)    (52,465)    (156,477)
    (39,526)       (42,623)     (25,837)      (27,624)     (26,136)     (27,972)     (6,446)      (7,007)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

 (3,934,956)    (4,069,675)  (2,953,552)   (3,612,208)  (3,826,583)  (4,067,093)   (607,192)    (834,011)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

   (385,232)    (6,201,820)    (381,003)   (2,791,081)    (580,495)  (3,865,651)    207,110   (1,317,031)

 28,787,014     34,988,834   21,605,149    24,396,230   24,117,584   27,983,235   5,367,968    6,684,999
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$28,401,782    $28,787,014  $21,224,146   $21,605,149  $23,537,089  $24,117,584  $5,575,078  $ 5,367,968
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

 14,821,037     16,908,321    6,482,108     7,412,235   14,344,274   16,877,441   3,495,084    4,001,680
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
    350,567        277,200      274,094       172,243      932,935      535,922      44,103       78,774
 (2,328,227)    (2,364,484)  (1,019,355)   (1,102,370)  (3,113,517)  (3,069,089)   (412,183)    (585,370)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
 12,843,377     14,821,037    5,736,847     6,482,108   12,163,692   14,344,274   3,127,004    3,495,084
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ---------------------------------------------------------------------------
                                                                         PRUDENTIAL                T. ROWE PRICE
                                            PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                         ------------------------  -------------------------  ----------------------
                                          01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012  01/01/2011
                                              TO           TO          TO            TO           TO          TO
                                          12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012  12/31/2011
                                         -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (317,078) $  (295,693) $  (35,180)   $  (27,624)  $   (2,031) $      881
  Capital gains distributions
   received.............................           0            0     228,962        63,415            0           0
  Realized gain (loss) on shares
   redeemed.............................     592,328      406,976      64,391        43,769       (2,769)       (308)
  Net change in unrealized gain (loss)
   on investments.......................   3,102,356     (270,329)    349,869      (122,408)     277,759    (276,997)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   3,377,606     (159,046)    608,042       (42,848)     272,959    (276,424)
                                         -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      88,956      122,286      20,985         5,188        5,674       1,487
  Annuity Payments......................     (53,740)     (80,628)     (6,444)      (18,663)     (18,270)    (13,833)
  Surrenders, withdrawals and death
   benefits.............................  (2,661,043)  (3,012,651)   (479,516)     (549,818)    (119,315)   (286,228)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (615,752)    (781,997)   (181,263)      134,343       42,640     (23,792)
  Withdrawal and other charges..........     (23,464)     (24,422)     (2,089)       (2,253)        (666)       (783)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,265,043)  (3,777,412)   (648,327)     (431,203)     (89,937)   (323,149)
                                         -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................     112,563   (3,936,458)    (40,285)     (474,051)     183,022    (599,573)

NET ASSETS
  Beginning of period...................  23,575,711   27,512,169   4,475,517     4,949,568    1,654,713   2,254,286
                                         -----------  -----------   ----------   ----------   ----------  ----------
  End of period......................... $23,688,274  $23,575,711  $4,435,232    $4,475,517   $1,837,735  $1,654,713
                                         ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.......................  13,278,906   15,574,177   1,671,770     1,832,332    1,305,399   1,531,675
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Units issued..........................     214,953      364,774      26,178       137,917       52,117      66,946
  Units redeemed........................  (2,003,259)  (2,660,045)   (250,324)     (298,479)    (118,006)   (293,222)
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Ending units..........................  11,490,600   13,278,906   1,447,624     1,671,770    1,239,510   1,305,399
                                         ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                     SHARES                    SHARES
----------------------    ------------------------  -----------------------   ------------------------
01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012   01/01/2011
    TO            TO           TO           TO          TO            TO           TO           TO
12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012   12/31/2011
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$   48,551    $   23,458  $   (40,311) $   (43,837) $  (44,405)  $   (45,194) $   (61,045) $  (110,342)
         0             0            0            0      89,288             0      915,648      114,744
    78,505        18,572      204,223      171,309      (6,820)      (64,806)     203,028      799,976
   819,802      (169,511)     912,898     (229,269)    780,632      (249,040)     (74,237)  (5,251,141)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

   946,858      (127,481)   1,076,810     (101,797)    818,695      (359,040)     983,394   (4,446,763)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    25,123         6,398       44,673        8,200      23,957         1,696       31,217       14,222
   (54,013)            0      (59,838)      (7,426)    (29,760)      (28,139)     (35,472)     (98,634)
  (564,744)     (644,061)    (842,804)  (1,004,438)   (591,771)     (702,937)  (1,019,800)  (1,673,328)
  (292,536)     (145,301)    (214,413)    (236,795)   (109,787)       (3,890)    (134,416)       5,912
    (2,801)       (2,986)      (4,835)      (5,288)     (3,086)       (3,302)      (4,069)      (5,081)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

  (888,971)     (785,950)  (1,077,217)  (1,245,747)   (710,447)     (736,572)  (1,162,540)  (1,756,909)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    57,887      (913,431)        (407)  (1,347,544)    108,248    (1,095,612)    (179,146)  (6,203,672)

 6,386,979     7,300,410    9,075,105   10,422,649   4,977,112     6,072,724    8,735,377   14,939,049
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$6,444,866    $6,386,979  $ 9,074,698  $ 9,075,105  $5,085,360   $ 4,977,112  $ 8,556,231  $ 8,735,377
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

 3,092,160     3,462,271    5,089,195    5,770,912   3,289,365     3,767,484    2,903,952    3,325,293
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
    51,954        51,035       71,550       43,731      27,405       116,004      126,827      128,634
  (446,076)     (421,146)    (629,862)    (725,448)   (444,015)     (594,123)    (492,506)    (549,975)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
 2,698,038     3,092,160    4,530,883    5,089,195   2,872,755     3,289,365    2,538,273    2,903,952
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------
                                         MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -    AMERICAN CENTURY VP
                                              INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                         ----------------------   ----------------------  ----------------------
                                         01/01/2012   01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
                                             TO           TO          TO          TO          TO          TO
                                         12/31/2012   12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
                                         ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $   (9,985)  $   (9,407) $  (83,026) $  (75,971) $   12,388  $   15,473
  Capital gains distributions
   received.............................          0            0           0           0           0           0
  Realized gain (loss) on shares
   redeemed.............................     45,260       24,336     129,543      60,900     (25,601)    (41,939)
  Net change in unrealized gain (loss)
   on investments.......................    206,058      (45,278)    834,252     (74,274)    303,551      22,732
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    241,333      (30,349)    880,769     (89,345)    290,338      (3,734)
                                         ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........        497        3,791      25,288      10,683       1,346       3,623
  Annuity Payments......................    (38,028)           0     (26,097)    (16,581)     (9,957)          0
  Surrenders, withdrawals and death
   benefits.............................   (165,889)    (197,731)   (651,393)   (616,480)   (254,891)   (203,523)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (44,870)     (67,083)   (117,948)   (171,257)   (115,773)    (36,850)
  Withdrawal and other charges..........       (857)        (940)     (3,231)     (3,438)       (902)       (978)
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (249,147)    (261,963)   (773,381)   (797,073)   (380,177)   (237,728)
                                         ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................     (7,814)    (292,312)    107,388    (886,418)    (89,839)   (241,462)

NET ASSETS
  Beginning of period...................  1,609,260    1,901,572   5,790,361   6,676,779   2,407,512   2,648,974
                                         ----------   ----------  ----------  ----------  ----------  ----------
  End of period......................... $1,601,446   $1,609,260  $5,897,749  $5,790,361  $2,317,673  $2,407,512
                                         ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.......................    990,180    1,148,688   3,507,477   3,974,850   1,221,358   1,337,254
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Units issued..........................      4,638        8,059      43,936      44,551      23,004      55,148
  Units redeemed........................   (142,758)    (166,567)   (470,327)   (511,924)   (202,894)   (171,044)
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Ending units..........................    852,060      990,180   3,081,086   3,507,477   1,041,468   1,221,358
                                         ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                   ALLIANCEBERNSTEIN VPS
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012  01/01/2011  01/01/2012 01/01/2011
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012  12/31/2011  12/31/2012 12/31/2011
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (38,481)    $  (40,894)   $  (57,052)  $  (59,023)  $    4,823  $  (13,965) $  (6,703) $  (6,775)
   198,220              0       142,038            0      128,020     170,802          0          0
     7,673         29,089        82,708      135,768        5,966      20,762      4,568     (4,784)
    75,483       (162,699)      204,349     (291,919)      97,350    (319,761)    71,759    (16,901)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   242,895       (174,504)      372,043     (215,174)     236,159    (142,162)    69,624    (28,460)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    12,591          2,986        17,693        3,248       23,037       4,657          0      2,336
    (8,993)             0       (15,943)     (53,940)     (21,283)          0          0          0
  (225,427)      (298,676)     (394,793)    (602,712)    (234,844)   (237,379)   (71,346)   (50,417)
    25,705        129,317        11,429       90,954      (52,766)     58,067     (7,573)    48,194
    (1,223)        (1,384)       (1,620)      (1,718)        (726)       (823)      (123)      (187)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (197,347)      (167,757)     (383,234)    (564,168)    (286,582)   (175,478)   (79,042)       (74)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    45,548       (342,261)      (11,191)    (779,342)     (50,423)   (317,640)    (9,418)   (28,534)

 2,657,379      2,999,640     4,027,325    4,806,667    2,181,362   2,499,002    466,570    495,104
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$2,702,927     $2,657,379    $4,016,134   $4,027,325   $2,130,939  $2,181,362  $ 457,152  $ 466,570
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,511,453      1,608,281     2,433,178    2,744,426    2,104,144   2,277,948    785,087    794,616
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
    65,256        142,782        82,183      133,797       38,639     159,264     41,588    137,262
  (174,702)      (239,610)     (300,318)    (445,045)    (300,250)   (333,068)  (155,528)  (146,791)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,402,007      1,511,453     2,215,043    2,433,178    1,842,533   2,104,144    671,147    785,087
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                          PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                              VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                         ------------------------  ----------------------------  ----------------------------
                                          01/01/2012   01/01/2011  01/01/2012     01/01/2011      01/01/2012     01/01/2011
                                              TO           TO          TO             TO              TO             TO
                                          12/31/2012   12/31/2011  12/31/2012     12/31/2011      12/31/2012     12/31/2011
                                         -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).......... $  (105,994) $   (97,941)  $ (5,220)     $  (6,247)     $  (104,785)   $   (98,620)
  Capital gains distributions
   received.............................           0            0      7,934              0          654,025         86,893
  Realized gain (loss) on shares
   redeemed.............................      77,414      (91,016)    24,779         45,906          319,389        290,994
  Net change in unrealized gain (loss)
   on investments.......................   1,310,579     (192,952)    38,273        (64,047)         445,233       (175,094)
                                         -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,281,999     (381,909)    65,766        (24,388)       1,313,862        104,173
                                         -----------  -----------   --------      ---------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      30,033       11,683      3,676            431           22,137         15,909
  Annuity Payments......................      (8,453)     (16,710)         0              0           (9,411)             0
  Surrenders, withdrawals and death
   benefits.............................  (1,402,415)  (1,407,904)   (34,276)      (124,939)      (1,502,543)    (1,585,027)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (379,451)  (2,553,192)   (68,194)       (95,065)        (490,741)      (202,395)
  Withdrawal and other charges..........     (26,175)     (28,141)      (691)          (814)         (22,454)       (23,760)
                                         -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (1,786,461)  (3,994,264)   (99,485)      (220,387)      (2,003,012)    (1,795,273)
                                         -----------  -----------   --------      ---------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    (504,462)  (4,376,173)   (33,719)      (244,775)        (689,150)    (1,691,100)

NET ASSETS
  Beginning of period...................   9,693,716   14,069,889    422,958        667,733        9,167,959     10,859,059
                                         -----------  -----------   --------      ---------       -----------    -----------
  End of period......................... $ 9,189,254  $ 9,693,716   $389,239      $ 422,958      $ 8,478,809    $ 9,167,959
                                         ===========  ===========   ========      =========       ===========    ===========

  Beginning units.......................   5,635,542    7,783,323    428,077        679,019        4,764,169      5,711,766
                                         -----------  -----------   --------      ---------       -----------    -----------
  Units issued..........................     130,535      218,571     22,814         21,611           98,067        441,164
  Units redeemed........................  (1,084,545)  (2,366,352)   (96,712)      (272,553)      (1,020,320)    (1,388,761)
                                         -----------  -----------   --------      ---------       -----------    -----------
  Ending units..........................   4,681,532    5,635,542    354,179        428,077        3,841,916      4,764,169
                                         ===========  ===========   ========      =========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS        AST AMERICAN CENTURY
    GROWTH PORTFOLIO            VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO INCOME & GROWTH PORTFOLIO
--------------------------  --------------------------  ------------------------  -------------------------
01/01/2012     01/01/2011   01/01/2012    01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011
    TO             TO           TO            TO             TO           TO           TO            TO
12/31/2012     12/31/2011   12/31/2012    12/31/2011     12/31/2012   12/31/2011  05/04/2012**   12/31/2011
----------    -----------   ----------    ----------    -----------  -----------  ------------  -----------
$  (24,672)   $    (8,300)  $   28,035    $   26,707    $   (70,264) $   (49,501) $    (85,753) $   (61,643)
         0              0            0             0              0            0             0            0
  (172,428)      (191,568)    (250,350)     (136,178)       207,666     (653,090)    1,719,868     (269,379)
   695,469       (329,966)     577,066      (326,788)     1,644,817     (554,749)     (604,836)    (139,033)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

   498,369       (529,834)     354,751      (436,259)     1,782,219   (1,257,340)    1,029,279     (470,055)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

     5,651          4,968        1,400        24,408      2,844,015    5,343,435     2,744,550    6,263,169
    (8,681)             0            0             0              0            0             0            0
  (366,654)      (539,931)    (644,116)     (588,596)      (284,923)     (98,151)      (67,401)    (391,179)
  (129,624)      (151,614)      30,184        35,069      2,041,671   (2,583,179)  (14,838,280)  (1,914,870)
    (6,366)        (6,878)      (5,568)       (6,217)      (109,002)     (57,870)      (44,059)     (74,321)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

  (505,674)      (693,455)    (618,100)     (535,336)     4,491,761    2,604,235   (12,205,190)   3,882,799
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

    (7,305)    (1,223,289)    (263,349)     (971,595)     6,273,980    1,346,895   (11,175,911)   3,412,744

 2,649,644      3,872,933    2,637,567     3,609,162      8,530,502    7,183,607    11,175,911    7,763,167
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
$2,642,339    $ 2,649,644   $2,374,218    $2,637,567    $14,804,482  $ 8,530,502  $          0  $11,175,911
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

 2,217,408      2,752,691    1,944,492     2,287,701        906,605      721,811     1,060,852      767,043
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
    59,139        107,559      122,797       117,961        993,076    1,199,167       554,112    1,307,129
  (425,786)      (642,842)    (533,795)     (461,170)      (586,982)  (1,014,373)   (1,614,964)  (1,013,320)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
 1,850,761      2,217,408    1,533,494     1,944,492      1,312,699      906,605             0    1,060,852
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                            SUBACCOUNTS
                                         --------------------------------------------------------------------------------

                                          AST SCHRODERS MULTI-ASSET     AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC
                                         WORLD STRATEGIES PORTFOLIO      REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO
                                         --------------------------  ------------------------  --------------------------
                                          01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                              TO            TO            TO           TO           TO            TO
                                          12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                                         ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $    404,876  $   (101,547) $   (55,904) $   (85,685) $   (243,621) $   (623,603)
  Capital gains distributions
   received.............................            0       979,487            0            0             0             0
  Realized gain (loss) on shares
   redeemed.............................      649,719    (2,016,922)     351,957     (235,309)      952,250       417,664
  Net change in unrealized gain (loss)
   on investments.......................    9,970,290    (7,873,818)   1,237,297       79,302     8,423,788    (2,330,731)
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   11,024,885    (9,012,800)   1,533,350     (241,692)    9,132,417    (2,536,670)
                                         ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   37,276,063    60,348,216    4,816,165    5,729,775    44,166,089    36,420,477
  Annuity Payments......................            0             0            0            0             0             0
  Surrenders, withdrawals and death
   benefits.............................   (1,495,720)   (1,052,475)    (249,888)    (197,722)   (2,054,688)   (1,759,666)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   13,008,868   (20,658,177)   3,291,874   (1,936,649)    8,968,274   (14,711,557)
  Withdrawal and other charges..........   (1,285,710)     (761,692)    (116,674)     (52,078)     (929,387)     (509,960)
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   47,503,501    37,875,872    7,741,477    3,543,326    50,150,288    19,439,294
                                         ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   58,528,386    28,863,072    9,274,827    3,301,634    59,282,705    16,902,624

NET ASSETS
  Beginning of period...................  105,293,592    76,430,520    9,555,425    6,253,791    85,179,205    68,276,581
                                         ------------  ------------  -----------  -----------  ------------  ------------
  End of period......................... $163,821,978  $105,293,592  $18,830,252  $ 9,555,425  $144,461,910  $ 85,179,205
                                         ============  ============  ===========  ===========  ============  ============

  Beginning units.......................   10,204,353     7,044,852      780,293      542,367     8,024,460     6,294,008
                                         ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..........................    9,652,968    11,330,820    1,081,053    1,038,140     6,923,305     6,101,049
  Units redeemed........................   (5,308,689)   (8,171,319)    (510,408)    (800,214)   (2,396,347)   (4,370,597)
                                         ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..........................   14,548,632    10,204,353    1,350,938      780,293    12,551,418     8,024,460
                                         ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                           AST FEDERATED
  AST BLACKROCK VALUE           AST HIGH YIELD           AGGRESSIVE GROWTH        AST MID-CAP VALUE
       PORTFOLIO                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
-----------------------    ------------------------  ------------------------  -----------------------
 01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO            TO           TO           TO           TO           TO          TO           TO
 12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$   (70,782)   $  (57,433) $   736,594  $   520,629  $  (212,143) $  (120,111) $ (107,332) $   (70,121)
          0             0            0            0            0            0      32,967            0
     80,094      (427,702)     198,589     (156,595)     297,998   (1,802,400)    217,403     (275,890)
    907,248      (196,127)     970,177     (336,919)   1,502,577   (1,242,562)    959,471     (586,466)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

    916,560      (681,262)   1,905,360       27,115    1,588,432   (3,165,073)  1,102,509     (932,477)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  5,643,377     3,275,428    7,074,932    5,235,872    2,989,729    3,475,193   1,744,832    2,723,023
          0             0            0            0            0            0           0            0
   (254,233)      (82,293)    (381,666)    (387,782)    (225,401)    (224,026)   (143,938)    (108,091)
  1,425,213      (217,672)   1,718,258   (2,447,600)   1,648,669    3,649,330   1,253,242   (1,146,512)
    (91,110)      (30,120)    (136,094)     (61,966)    (109,089)     (63,894)    (69,515)     (42,808)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  6,723,247     2,945,343    8,275,430    2,338,524    4,303,908    6,836,603   2,784,621    1,425,612
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  7,639,807     2,264,081   10,180,790    2,365,639    5,892,340    3,671,530   3,887,130      493,135

  6,050,008     3,785,927   11,409,719    9,044,080    8,661,558    4,990,028   5,953,093    5,459,958
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$13,689,815    $6,050,008  $21,590,509  $11,409,719  $14,553,898  $ 8,661,558  $9,840,223  $ 5,953,093
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

    595,589       369,225    1,019,827      811,608      859,377      423,446     549,671      480,961
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,160,030       980,364    1,420,063      953,794    1,165,100    1,783,808     630,666      786,129
   (561,841)     (754,000)    (702,733)    (745,575)    (801,422)  (1,347,877)   (402,263)    (717,419)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,193,778       595,589    1,737,157    1,019,827    1,223,055      859,377     778,074      549,671
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                         SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                                                     AST GOLDMAN SACHS
                                           AST SMALL-CAP VALUE      CONCENTRATED GROWTH        AST GOLDMAN SACHS
                                                PORTFOLIO                PORTFOLIO         MID-CAP GROWTH PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                         01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                             TO          TO           TO           TO           TO           TO
                                         12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (98,617) $  (70,152) $  (181,798) $  (149,862) $  (288,568) $  (207,851)
  Capital gains distributions
   received.............................          0           0            0            0    1,788,797      741,248
  Realized gain (loss) on shares
   redeemed.............................    186,176    (361,914)     394,306     (116,211)     288,440     (824,237)
  Net change in unrealized gain (loss)
   on investments.......................    877,635    (565,184)   1,585,979     (915,576)     535,464   (1,344,424)
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    965,194    (997,250)   1,798,487   (1,181,649)   2,324,133   (1,635,264)
                                         ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........  1,777,347   1,942,517    2,952,835    5,288,197    5,508,333    6,626,317
  Annuity Payments......................          0           0            0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................   (184,699)   (200,487)    (168,124)    (727,377)    (292,132)    (514,525)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    881,883    (487,086)   2,431,162   (3,382,134)   3,006,718   (4,211,860)
  Withdrawal and other charges..........    (57,402)    (35,081)    (105,228)     (66,657)    (145,060)     (82,650)
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,417,129   1,219,863    5,110,645    1,112,029    8,077,859    1,817,282
                                         ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  3,382,323     222,613    6,909,132      (69,620)  10,401,992      182,018

NET ASSETS
  Beginning of period...................  5,461,308   5,238,695    8,999,026    9,068,646   11,358,598   11,176,580
                                         ----------  ----------  -----------  -----------  -----------  -----------
  End of period......................... $8,843,631  $5,461,308  $15,908,158  $ 8,999,026  $21,760,590  $11,358,598
                                         ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units.......................    521,742     463,947      872,417      824,975    1,007,755      933,653
                                         ----------  ----------  -----------  -----------  -----------  -----------
  Units issued..........................    593,744     742,343    1,028,879    1,136,403    1,401,054    1,397,818
  Units redeemed........................   (388,493)   (684,548)    (588,331)  (1,088,961)    (749,621)  (1,323,716)
                                         ----------  ----------  -----------  -----------  -----------  -----------
  Ending units..........................    726,993     521,742    1,312,965      872,417    1,659,188    1,007,755
                                         ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                 AST LORD ABBETT
   AST LARGE-CAP VALUE          CORE FIXED INCOME     AST MARSICO CAPITAL GROWTH      AST MFS GROWTH
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO                  PORTFOLIO
------------------------    ------------------------  ------------------------   ------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
     TO             TO           TO           TO           TO            TO           TO           TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$   185,440    $   (22,121) $  (152,258) $   (11,283) $  (352,155)  $  (284,183) $  (134,732) $   (60,226)
          0              0      851,791            0            0             0            0            0
    (56,104)      (450,623)     218,595      311,717      673,619      (313,211)     203,666       (2,894)
  1,321,717       (100,386)     321,933      534,735    1,569,539    (1,384,872)     890,109     (277,215)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  1,451,053       (573,130)   1,240,061      835,169    1,891,003    (1,982,266)     959,043     (340,335)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,815,943      3,021,721   19,015,635   10,038,354    7,357,094    10,131,331    2,752,710    2,714,326
     (3,162)             0            0            0            0             0            0            0
   (364,054)      (668,652)    (729,647)    (825,159)    (804,069)     (306,361)    (123,992)     (86,834)
    585,699     (1,100,770)   2,948,375    1,764,030    3,500,918    (5,973,079)   2,468,415   (1,554,871)
    (87,661)       (29,588)    (264,759)     (60,975)    (226,628)     (133,581)     (68,163)     (33,371)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,946,765      1,222,711   20,969,604   10,916,250    9,827,315     3,718,310    5,028,970    1,039,250
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  7,397,818        649,581   22,209,665   11,751,419   11,718,318     1,736,044    5,988,013      698,915

  7,376,737      6,727,156   18,984,628    7,233,209   18,293,433    16,557,389    4,779,596    4,080,681
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$14,774,555    $ 7,376,737  $41,194,293  $18,984,628  $30,011,751   $18,293,433  $10,767,609  $ 4,779,596
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

    840,825        748,300    1,575,997      612,139    1,718,281     1,533,930      455,535      382,342
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
    931,282        598,324    3,018,361    1,562,949    2,053,244     2,296,032      754,551      518,096
   (354,684)      (505,799)  (1,241,846)    (599,091)  (1,228,269)   (2,111,681)    (316,091)    (444,903)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
  1,417,423        840,825    3,352,512    1,575,997    2,543,256     1,718,281      893,995      455,535
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                           AST NEUBERGER BERMAN    AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY
                                         MID-CAP GROWTH PORTFOLIO   MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO
                                         ------------------------  ------------------------   ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012    01/01/2011
                                              TO           TO           TO            TO           TO            TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012    12/31/2011
                                         -----------  -----------  -----------   -----------  -----------   -----------
OPERATIONS
  Net investment income (loss).......... $  (270,677) $  (177,994) $   (99,298)  $   (66,570) $   (70,868)  $   (99,497)
  Capital gains distributions
   received.............................           0            0            0             0      633,956       241,403
  Realized gain (loss) on shares
   redeemed.............................     384,771      (47,566)     227,472      (531,932)      (8,495)      (37,787)
  Net change in unrealized gain (loss)
   on investments.......................   1,045,463     (609,919)   1,438,918      (584,289)      44,946       (23,378)
                                         -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,159,557     (835,479)   1,567,092    (1,182,791)     599,539        80,741
                                         -----------  -----------  -----------   -----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   5,440,294    7,444,595    3,987,737     6,071,614    5,519,364     5,251,205
  Annuity Payments......................           0            0            0             0            0             0
  Surrenders, withdrawals and death
   benefits.............................    (314,385)    (249,444)    (158,864)     (182,710)    (663,167)     (421,133)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   3,183,156   (4,334,035)   1,863,335    (3,165,526)     889,017    (1,772,728)
  Withdrawal and other charges..........    (144,182)     (67,889)    (114,489)      (60,982)    (153,241)      (92,132)
                                         -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   8,164,883    2,793,227    5,577,719     2,662,396    5,591,973     2,965,212
                                         -----------  -----------  -----------   -----------  -----------   -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   9,324,440    1,957,748    7,144,811     1,479,605    6,191,512     3,045,953

NET ASSETS
  Beginning of period...................  10,192,969    8,235,221    8,617,159     7,137,554   15,100,283    12,054,330
                                         -----------  -----------  -----------   -----------  -----------   -----------
  End of period......................... $19,517,409  $10,192,969  $15,761,970   $ 8,617,159  $21,291,795   $15,100,283
                                         ===========  ===========  ===========   ===========  ===========   ===========

  Beginning units.......................     862,295      693,749      816,821       658,507    1,418,816     1,124,091
                                         -----------  -----------  -----------   -----------  -----------   -----------
  Units issued..........................   1,337,855    1,308,598    1,096,010     1,207,025    1,616,173     1,062,393
  Units redeemed........................    (689,455)  (1,140,052)    (624,134)   (1,048,711)  (1,074,032)     (767,668)
                                         -----------  -----------  -----------   -----------  -----------   -----------
  Ending units..........................   1,510,695      862,295    1,288,697       816,821    1,960,957     1,418,816
                                         ===========  ===========  ===========   ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY    AST QMA US EQUITY ALPHA AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET
    INCOME PORTFOLIO               PORTFOLIO           RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO
------------------------    ----------------------  ------------------------  --------------------------
 01/01/2012     01/01/2011  01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011
     TO             TO          TO          TO           TO           TO           TO            TO
 12/31/2012     12/31/2011  12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$  (219,492)   $   (44,498) $  (53,984) $  (26,663) $  (337,592) $  (256,436) $ (1,817,234) $ (1,322,347)
          0              0           0           0            0            0     3,244,064             0
    272,418       (527,438)    210,908     (89,648)    (938,086)  (1,798,291)    3,780,200    (1,970,220)
  1,711,409       (281,119)    534,982     (41,070)   1,295,662   (4,185,345)   34,237,999    (5,886,549)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  1,764,335       (853,055)    691,906    (157,381)      19,984   (6,240,072)   39,445,029    (9,179,116)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  8,624,956      4,032,977   1,332,704   1,840,607    6,210,184   11,103,654   214,432,894   155,649,906
          0              0           0           0            0            0       (47,765)            0
   (310,353)      (337,801)   (101,406)    (44,525)    (807,838)  (1,006,363)   (6,278,599)   (3,334,779)
  3,750,355     (2,541,219)  2,217,682    (840,694)   4,381,151   (4,234,588)   42,569,080   (56,199,920)
   (133,663)       (50,937)    (45,713)    (15,761)    (219,845)    (155,135)   (3,593,349)   (1,551,070)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 11,931,295      1,103,020   3,403,267     939,627    9,563,652    5,707,568   247,082,261    94,564,137
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 13,695,630        249,965   4,095,173     782,246    9,583,636     (532,504)  286,527,290    85,385,021

  7,093,624      6,843,659   3,025,276   2,243,030   20,366,272   20,898,776   264,164,701   178,779,680
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$20,789,254    $ 7,093,624  $7,120,449  $3,025,276  $29,949,908  $20,366,272  $550,691,991  $264,164,701
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

    750,360        718,108     293,943     231,238    2,023,534    1,711,435    24,391,241    16,475,879
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,774,359        931,581     625,878     348,921    2,695,125    2,914,961    31,324,650    25,775,367
   (666,433)      (899,329)   (353,178)   (286,216)  (1,754,320)  (2,602,862)  (10,054,069)  (17,860,005)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,858,286        750,360     566,643     293,943    2,964,339    2,023,534    45,661,822    24,391,241
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                           AST MFS GLOBAL EQUITY   AST JPMORGAN INTERNATIONAL AST T. ROWE PRICE GLOBAL
                                                 PORTFOLIO             EQUITY PORTFOLIO            BOND PORTFOLIO
                                         ------------------------  ------------------------   ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
                                              TO           TO           TO            TO           TO           TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
                                         -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $   (69,267) $   (96,593) $     4,158   $   (33,371) $   113,393  $   122,197
  Capital gains distributions
   received.............................           0            0            0             0      251,729       85,984
  Realized gain (loss) on shares
   redeemed.............................     243,678     (202,245)      47,047      (989,607)      31,346      132,783
  Net change in unrealized gain (loss)
   on investments.......................   1,903,728     (669,993)   2,750,619    (1,560,593)     118,159      (58,783)
                                         -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,078,139     (968,831)   2,801,824    (2,583,571)     514,627      282,181
                                         -----------  -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   3,825,529    4,493,172    2,964,946     6,305,033    4,433,992    4,731,334
  Annuity Payments......................           0            0            0             0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (212,833)    (160,572)    (297,787)     (201,509)    (366,680)    (457,696)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,392,047   (2,253,663)   2,387,662    (4,053,547)   1,803,030   (2,150,494)
  Withdrawal and other charges..........    (102,160)     (61,181)    (151,038)     (102,857)    (129,720)     (71,963)
                                         -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   4,902,583    2,017,756    4,903,783     1,947,120    5,740,622    2,051,181
                                         -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   6,980,722    1,048,925    7,705,607      (636,451)   6,255,249    2,333,362

NET ASSETS
  Beginning of period...................   7,785,786    6,736,861   12,053,672    12,690,123   11,416,125    9,082,763
                                         -----------  -----------  -----------   -----------  -----------  -----------
  End of period......................... $14,766,508  $ 7,785,786  $19,759,279   $12,053,672  $17,671,374  $11,416,125
                                         ===========  ===========  ===========   ===========  ===========  ===========

  Beginning units.......................     738,448      600,071    1,313,564     1,247,253    1,035,375      830,176
                                         -----------  -----------  -----------   -----------  -----------  -----------
  Units issued..........................     952,255    1,010,799    1,468,296     1,623,775    1,064,529    1,096,729
  Units redeemed........................    (522,146)    (872,422)    (993,889)   (1,557,464)    (528,441)    (891,530)
                                         -----------  -----------  -----------   -----------  -----------  -----------
  Ending units..........................   1,168,557      738,448    1,787,971     1,313,564    1,571,463    1,035,375
                                         ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT    AST CAPITAL GROWTH ASSET     AST ACADEMIC STRATEGIES       AST BALANCED ASSET
 HEDGED EQUITY PORTFOLIO       ALLOCATION PORTFOLIO     ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO
------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO           TO            TO            TO            TO            TO            TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$  (406,445)   $  (152,571) $ (2,740,809) $ (3,000,937) $ (2,483,084) $ (3,129,060) $ (3,559,473) $ (3,849,946)
          0              0             0             0             0             0    13,537,034             0
    256,583         26,689     4,530,791    (2,357,253)    3,262,162    (1,423,314)    5,104,906     2,153,974
  2,226,379       (630,011)   25,645,314   (14,290,332)   27,729,344   (13,767,759)   26,157,340   (17,882,809)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

  2,076,517       (755,893)   27,435,296   (19,648,522)   28,508,422   (18,320,133)   41,239,807   (19,578,781)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 20,838,895      8,089,423    72,208,643    93,007,685    55,680,594    84,558,699   119,037,626   135,261,534
          0              0             0             0             0             0      (290,287)            0
   (804,594)      (627,606)   (5,788,675)   (4,423,529)   (7,387,563)   (4,974,573)  (12,798,215)  (11,305,561)
  1,630,113        (35,642)   29,001,937   (67,834,244)   24,725,926   (42,666,476)   35,715,392   (79,705,786)
   (205,755)       (34,483)   (2,111,004)   (1,306,210)   (2,100,596)   (1,340,353)   (3,503,930)   (2,095,358)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 21,458,659      7,391,692    93,310,901    19,443,702    70,918,361    35,577,297   138,160,586    42,154,829
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 23,535,176      6,635,799   120,746,197      (204,820)   99,426,783    17,257,164   179,400,393    22,576,048

 16,414,783      9,778,984   216,804,339   217,009,159   249,345,914   232,088,750   352,781,945   330,205,897
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$39,949,959    $16,414,783  $337,550,536  $216,804,339  $348,772,697  $249,345,914  $532,182,338  $352,781,945
===========    ===========  ============  ============  ============  ============  ============  ============

  1,819,065      1,007,356    21,420,963    20,678,461    24,615,273    22,015,759    33,653,172    30,549,180
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  3,077,000      1,506,674    19,557,007    19,760,641    15,687,528    17,796,492    24,461,209    25,446,956
   (796,004)      (694,965)  (11,330,180)  (19,018,139)   (9,310,172)  (15,196,978)  (12,191,054)  (22,342,964)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  4,100,061      1,819,065    29,647,790    21,420,963    30,992,629    24,615,273    45,923,327    33,653,172
===========    ===========  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                             SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                           AST PRESERVATION ASSET     AST FIRST TRUST BALANCED     AST FIRST TRUST CAPITAL
                                            ALLOCATION PORTFOLIO          TARGET PORTFOLIO       APPRECIATION TARGET PORTFOLIO
                                         --------------------------  --------------------------  ----------------------------
                                          01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011
                                              TO            TO            TO            TO            TO             TO
                                          12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011
                                         ------------  ------------  ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income (loss).......... $ (2,136,461) $ (1,871,297) $    375,150  $     53,875  $   (741,402)  $   (625,646)
  Capital gains distributions
   received.............................   19,769,310             0             0             0             0              0
  Realized gain (loss) on shares
   redeemed.............................    1,988,511     2,465,464     1,121,650    (3,011,507)    1,325,613     (5,279,801)
  Net change in unrealized gain (loss)
   on investments.......................    6,895,289    (3,977,122)   12,984,047    (6,154,694)   13,624,196    (11,932,967)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   26,516,649    (3,382,955)   14,480,847    (9,112,326)   14,208,407    (17,838,414)
                                         ------------  ------------  ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........  144,317,246   116,740,663    84,911,023    81,273,329    73,832,499     84,854,477
  Annuity Payments......................            0             0       (17,014)            0             0              0
  Surrenders, withdrawals and death
   benefits.............................  (10,106,230)   (7,602,615)   (3,229,994)   (1,935,981)   (2,120,772)    (1,236,721)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    2,449,967   (42,561,992)   15,264,086   (30,458,071)   24,654,609    (49,562,091)
  Withdrawal and other charges..........   (2,638,158)   (1,391,361)   (1,693,589)     (812,420)   (1,540,896)      (814,608)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  134,022,825    65,184,695    95,234,512    48,066,857    94,825,440     33,241,057
                                         ------------  ------------  ------------  ------------  ------------   ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  160,539,474    61,801,740   109,715,359    38,954,531   109,033,847     15,402,643

NET ASSETS
  Beginning of period...................  266,300,550   204,498,810   138,312,744    99,358,213   113,082,406     97,679,763
                                         ------------  ------------  ------------  ------------  ------------   ------------
  End of period......................... $426,840,024  $266,300,550  $248,028,103  $138,312,744  $222,116,253   $113,082,406
                                         ============  ============  ============  ============  ============   ============

  Beginning units.......................   24,615,353    18,568,295    13,265,213     9,356,812    11,105,442      9,120,677
                                         ------------  ------------  ------------  ------------  ------------   ------------
  Units issued..........................   18,123,219    16,496,730    14,709,530    13,675,653    16,010,851     15,611,746
  Units redeemed........................   (6,083,299)  (10,449,672)   (6,304,900)   (9,767,252)   (7,710,037)   (13,626,981)
                                         ------------  ------------  ------------  ------------  ------------   ------------
  Ending units..........................   36,655,273    24,615,353    21,669,843    13,265,213    19,406,256     11,105,442
                                         ============  ============  ============  ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
       AST ADVANCED           AST T. ROWE PRICE LARGE-CAP      AST MONEY MARKET         AST SMALL-CAP GROWTH
   STRATEGIES PORTFOLIO           GROWTH PORTFOLIO                 PORTFOLIO                  PORTFOLIO
--------------------------    --------------------------  --------------------------  ------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
     TO              TO            TO            TO            TO            TO            TO           TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$ (1,125,736)   $ (1,109,068) $  (450,257)  $  (277,130)  $   (331,816) $   (284,412) $  (200,792) $  (124,005)
     978,632               0            0             0              0             0            0            0
   2,685,004      (2,073,998)     595,258      (119,297)             0             0      232,825       43,373
  25,417,674      (6,404,600)   2,690,050    (1,259,418)             0             0      828,600     (609,710)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

  27,955,574      (9,587,666)   2,835,051    (1,655,845)      (331,816)     (284,412)     860,633     (690,342)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 145,489,068     114,822,906    9,462,527     9,316,934      9,847,041    23,134,838    3,444,336    4,035,279
     (35,236)              0       (3,126)            0              0             0       (3,992)           0
  (4,458,320)     (2,259,599)    (604,612)     (385,324)   (21,332,031)  (11,068,116)    (457,867)    (269,956)
  30,640,009     (48,268,209)   6,954,363    (4,702,726)     9,993,186    (2,642,568)   2,353,980   (1,452,427)
  (2,447,999)     (1,068,296)    (226,310)     (107,883)      (141,855)      (99,847)     (92,306)     (38,817)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 169,187,522      63,226,802   15,582,842     4,121,001     (1,633,659)    9,324,307    5,244,151    2,274,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 197,143,096      53,639,136   18,417,893     2,465,156     (1,965,475)    9,039,895    6,104,784    1,583,737

 182,811,037     129,171,901   16,199,304    13,734,148     21,882,063    12,842,168    7,766,322    6,182,585
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$379,954,133    $182,811,037  $34,617,197   $16,199,304   $ 19,916,588  $ 21,882,063  $13,871,106  $ 7,766,322
============    ============  ===========   ===========   ============  ============  ===========  ===========

  17,018,736      11,836,902    1,502,529     1,232,550      2,221,281     1,273,760      646,526      507,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  22,776,358      19,064,231    2,333,677     1,850,572      4,261,909     5,570,243      849,316      770,237
  (8,172,654)    (13,882,397)  (1,062,847)   (1,580,593)    (4,427,038)   (4,622,722)    (460,220)    (630,790)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  31,622,440      17,018,736    2,773,359     1,502,529      2,056,152     2,221,281    1,035,622      646,526
============    ============  ===========   ===========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         -----------------------------------------------------------------------------
                                           AST PIMCO TOTAL RETURN    AST INTERNATIONAL VALUE  AST INTERNATIONAL GROWTH
                                               BOND PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                         --------------------------  -----------------------  ------------------------
                                          01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                              TO            TO           TO           TO           TO           TO
                                          12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ------------  ------------  ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  1,844,475  $    350,620  $   26,624  $   (10,049) $   (63,501) $   (81,061)
  Capital gains distributions
   received.............................    2,122,034     5,614,561           0            0            0            0
  Realized gain (loss) on shares
   redeemed.............................    1,368,839      (984,745)    (88,699)    (507,100)      46,543     (773,683)
  Net change in unrealized gain (loss)
   on investments.......................    9,112,176    (2,390,884)    833,703     (628,081)   1,639,718     (972,097)
                                         ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   14,447,524     2,589,552     771,628   (1,145,230)   1,622,760   (1,826,841)
                                         ------------  ------------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   57,662,142    68,227,812   1,533,076    3,175,404    3,985,389    4,376,264
  Annuity Payments......................      (79,548)      (36,580)          0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................   (6,778,735)   (7,624,810)   (164,835)     (67,398)    (120,987)     (92,634)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   29,400,681   (42,240,369)    819,994   (1,727,225)     280,466   (1,576,773)
  Withdrawal and other charges..........   (1,621,879)     (944,155)    (52,636)     (31,704)     (99,214)     (46,956)
                                         ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   78,582,661    17,381,898   2,135,599    1,349,077    4,045,654    2,659,901
                                         ------------  ------------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   93,030,185    19,971,450   2,907,227      203,847    5,668,414      833,060

NET ASSETS
  Beginning of period...................  154,437,971   134,466,521   4,480,177    4,276,330    7,164,025    6,330,965
                                         ------------  ------------  ----------  -----------  -----------  -----------
  End of period......................... $247,468,156  $154,437,971  $7,387,404  $ 4,480,177  $12,832,439  $ 7,164,025
                                         ============  ============  ==========  ===========  ===========  ===========

  Beginning units.......................   14,092,072    12,278,400     494,113      408,114      784,260      592,727
                                         ------------  ------------  ----------  -----------  -----------  -----------
  Units issued..........................   13,551,715    12,896,311     581,282      677,919    1,092,732    1,177,939
  Units redeemed........................   (6,418,981)  (11,082,639)   (369,855)    (591,920)    (671,935)    (986,406)
                                         ------------  ------------  ----------  -----------  -----------  -----------
  Ending units..........................   21,224,806    14,092,072     705,540      494,113    1,205,057      784,260
                                         ============  ============  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
NVIT DEVELOPING MARKETS   AST INVESTMENT GRADE BOND   AST WESTERN ASSET CORE PLUS
         FUND                     PORTFOLIO                BOND PORTFOLIO          AST BOND PORTFOLIO 2018
----------------------   ---------------------------  --------------------------  ------------------------
01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
    TO           TO            TO            TO            TO            TO            TO           TO
12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
----------  -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $ (9,963)  $   (13,199) $  (1,181,495) $ (3,849,425) $   605,183   $   334,164   $  (363,913) $  (177,515)
        0             0      5,700,628     2,420,829    1,333,248       462,908       110,842      307,854
  (74,592)     (855,034)    35,842,163     1,521,101      345,313       364,517       344,006       50,058
  177,614       622,061     (9,733,697)   14,626,636      (19,061)      187,065       622,643      612,200
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   93,059      (246,172)    30,627,599    14,719,141    2,264,683     1,348,654       713,578      792,597
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

      799        22,594         31,058             0   10,203,138    12,310,969            53           27
        0             0        (14,459)            0            0             0             0            0
  (98,746)      (79,141)    (5,486,824)   (3,531,108)    (566,897)     (495,273)     (565,155)    (294,102)
    1,421    (1,611,156)  (437,054,915)  673,290,519    5,144,620    (7,292,557)      700,571   20,339,006
   (1,694)       (1,890)    (4,055,949)   (2,276,880)    (343,412)     (204,784)       (3,435)        (127)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

  (98,220)   (1,669,593)  (446,581,089)  667,482,531   14,437,449     4,318,355       132,034   20,044,804
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   (5,161)   (1,915,765)  (415,953,490)  682,201,672   16,702,132     5,667,009       845,612   20,837,401

  670,330     2,586,095    688,204,214     6,002,542   28,879,973    23,212,964    21,048,746      211,345
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $665,169   $   670,330  $ 272,250,724  $688,204,214  $45,582,105   $28,879,973   $21,894,358  $21,048,746
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========

   51,346       150,777     56,740,197       468,830    2,627,749     2,191,615     1,787,276       17,593
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
    4,021        10,159     81,569,601   152,585,942    3,231,760     3,084,733       632,036    2,632,927
  (11,010)     (109,590)  (117,381,032)  (96,314,575)  (1,939,931)   (2,648,599)     (619,836)    (863,244)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
   44,357        51,346     20,928,766    56,740,197    3,919,578     2,627,749     1,799,476    1,787,276
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------
                                                                  AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING
                                         AST BOND PORTFOLIO 2019        PORTFOLIO         MARKETS EQUITY PORTFOLIO
                                         ---------------------   -----------------------  ------------------------
                                         01/01/2012   01/01/2011 01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                             TO           TO         TO           TO           TO           TO
                                         12/31/2012   12/31/2011 12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ----------   ---------- ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (13,650)   $   (112) $  (11,410) $    24,590  $  (121,976) $  (142,835)
  Capital gains distributions
   received.............................     29,557       2,092           0            0      339,838            0
  Realized gain (loss) on shares
   redeemed.............................     (1,419)       (610)    134,049     (179,409)    (336,541)  (1,900,072)
  Net change in unrealized gain (loss)
   on investments.......................     (3,809)       (579)    993,606     (375,870)   2,880,354   (3,298,453)
                                         ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     10,679         791   1,116,245     (530,689)   2,761,675   (5,341,360)
                                         ----------    --------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........          0           4   1,819,905    2,284,934    5,355,572   11,227,397
  Annuity Payments......................          0           0           0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (21,627)    (34,272)    (81,702)     (60,381)    (186,213)    (194,829)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  2,294,154           0     892,920   (1,360,284)   3,811,729   (8,133,173)
  Withdrawal and other charges..........        (67)          0     (48,481)     (28,356)    (210,466)    (145,512)
                                         ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,272,460     (34,268)  2,582,642      835,913    8,770,622    2,753,883
                                         ----------    --------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  2,283,139     (33,477)  3,698,887      305,224   11,532,297   (2,587,477)

NET ASSETS
  Beginning of period...................          1      33,478   3,471,548    3,166,324   14,498,653   17,086,130
                                         ----------    --------  ----------  -----------  -----------  -----------
  End of period......................... $2,283,140    $      1  $7,170,435  $ 3,471,548  $26,030,950  $14,498,653
                                         ==========    ========  ==========  ===========  ===========  ===========

  Beginning units.......................          0       2,796     333,835      289,148    1,592,487    1,468,373
                                         ----------    --------  ----------  -----------  -----------  -----------
  Units issued..........................    205,143           0     456,643      487,444    2,517,714    2,635,611
  Units redeemed........................    (22,048)     (2,796)   (243,345)    (442,757)  (1,651,706)  (2,511,497)
                                         ----------    --------  ----------  -----------  -----------  -----------
  Ending units..........................    183,095           0     547,133      333,835    2,458,495    1,592,487
                                         ==========    ========  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS        AST SCHRODERS GLOBAL       AST CLS MODERATE ASSET
   FUNDS ALLOCATION FUND        SMALL-CAP VALUE PORTFOLIO     TACTICAL PORTFOLIO         ALLOCATION PORTFOLIO
------------------------------  ------------------------  --------------------------  --------------------------
  01/01/2012      01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
      TO              TO             TO           TO           TO            TO            TO            TO
 09/21/2012**     12/31/2011     12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$   2,728,206    $ (2,144,536)  $  (195,213) $  (140,819) $ (1,637,927) $ (1,158,523) $ (1,992,949) $ (1,321,347)
            0               0             0            0       602,053       832,012     4,402,813     1,704,048
   15,394,586      (4,030,882)      409,844     (340,918)    2,099,981    (3,191,974)      984,445    (2,260,018)
   (2,097,431)     (5,447,041)    1,514,979     (608,211)   13,523,798    (5,453,108)    8,685,465    (5,736,625)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   16,025,361     (11,622,459)    1,729,610   (1,089,948)   14,587,905    (8,971,593)   12,079,774    (7,613,942)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   27,761,082      78,999,146     4,932,364    7,710,555    62,692,680    63,448,734    97,934,845    70,249,625
            0               0             0            0             0             0       (17,098)            0
   (1,374,046)     (1,461,462)     (237,214)    (419,088)   (1,410,365)     (710,074)   (2,895,888)   (1,596,833)
 (161,076,921)    (51,674,178)    2,572,375   (4,276,518)   23,691,131   (34,037,183)   16,047,217   (28,090,529)
   (1,028,148)       (891,924)     (144,647)     (81,803)   (1,264,387)     (593,984)   (1,598,741)     (733,121)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (135,718,033)     24,971,582     7,122,878    2,933,146    83,709,059    28,107,493   109,470,335    39,829,142
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (119,692,672)     13,349,123     8,852,488    1,843,198    98,296,964    19,135,900   121,550,109    32,215,200

  119,692,672     106,343,549    11,039,742    9,196,544    81,483,863    62,347,963   114,175,261    81,960,061
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$           0    $119,692,672   $19,892,230  $11,039,742  $179,780,827  $ 81,483,863  $235,725,370  $114,175,261
 =============   ============   ===========  ===========  ============  ============  ============  ============

   11,945,693      10,403,163       959,394      790,640     7,911,117     5,917,097    11,121,340     7,792,325
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
   10,141,973      15,190,291     1,339,815    1,506,789    12,393,694    11,456,791    15,152,387    11,864,728
  (22,087,666)    (13,647,761)     (774,517)  (1,338,035)   (5,114,569)   (9,462,771)   (5,270,204)   (8,535,713)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
            0      11,945,693     1,524,692      959,394    15,190,242     7,911,117    21,003,523    11,121,340
 =============   ============   ===========  ===========  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                             SUBACCOUNTS
                                         ----------------------------------------------------------------------------------
                                           AST J.P. MORGAN GLOBAL    AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET
                                             THEMATIC PORTFOLIO         ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                          01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                              TO            TO            TO            TO            TO            TO
                                          12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                         ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $ (1,037,698) $   (664,728) $ (1,263,976) $   (933,786) $ (1,086,065) $   (769,247)
  Capital gains distributions
   received.............................      496,390     2,205,561     2,879,907     3,870,248             0     1,983,750
  Realized gain (loss) on shares
   redeemed.............................      818,542    (2,206,377)      627,204    (1,431,415)      716,635    (3,104,763)
  Net change in unrealized gain (loss)
   on investments.......................    7,800,617    (3,293,153)    5,821,376    (5,382,931)    8,675,694    (3,444,372)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    8,077,851    (3,958,697)    8,064,511    (3,877,884)    8,306,264    (5,334,632)
                                         ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   45,685,661    36,999,463    39,016,865    41,333,962    47,335,757    43,253,820
  Annuity Payments......................            0             0             0             0             0             0
  Surrenders, withdrawals and death
   benefits.............................     (704,287)     (535,161)   (1,737,598)     (916,157)     (843,643)     (493,695)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    6,957,370   (15,405,961)    9,185,338   (16,290,239)   13,178,625   (19,482,671)
  Withdrawal and other charges..........     (773,763)     (361,713)   (1,056,667)     (586,636)     (816,214)     (355,134)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   51,164,981    20,696,628    45,407,938    23,540,930    58,854,525    22,922,320
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   59,242,832    16,737,931    53,472,449    19,663,046    67,160,789    17,587,688

NET ASSETS
  Beginning of period...................   52,173,792    35,435,861    86,340,779    66,677,733    53,096,580    35,508,892
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period......................... $111,416,624  $ 52,173,792  $139,813,228  $ 86,340,779  $120,257,369  $ 53,096,580
                                         ============  ============  ============  ============  ============  ============

  Beginning units.......................    4,964,168     3,330,108     8,325,112     6,330,222     5,117,071     3,298,104
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Units issued..........................    7,846,389     6,509,643     7,240,381     7,441,727     8,641,888     7,313,785
  Units redeemed........................   (3,352,372)   (4,875,583)   (3,153,496)   (5,446,837)   (3,415,021)   (5,494,818)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Ending units..........................    9,458,185     4,964,168    12,411,997     8,325,112    10,343,938     5,117,071
                                         ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP CONSUMER       PROFUND VP            PROFUND VP
  CONSUMER SERVICES       GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (5,515)   $ (4,782)  $ (2,177)  $   (650)  $ (6,939) $  (7,239)  $ (4,666)  $ (4,595)
    1,660           0          0          0          0          0          0          0
   28,512      28,940     17,887     24,821     24,480    (18,867)    28,837     25,471
   41,779     (23,814)    14,842    (17,033)    83,373    (78,387)    35,071     (2,293)
 --------    --------   --------   --------   --------  ---------   --------   --------

   66,436         344     30,552      7,138    100,914   (104,493)    59,242     18,583
 --------    --------   --------   --------   --------  ---------   --------   --------

   18,419      49,505     19,570     45,585     21,716     65,530     15,913     50,988
        0           0          0          0          0          0          0          0
   (1,555)       (876)    (1,602)      (933)   (46,935)      (889)    (1,487)      (849)
  (68,696)    (49,456)   (45,427)   (53,434)   (62,933)     1,062    (62,329)   (71,762)
   (3,182)     (2,686)    (3,017)    (2,629)    (4,219)    (3,528)    (3,563)    (3,128)
 --------    --------   --------   --------   --------  ---------   --------   --------

  (55,014)     (3,513)   (30,476)   (11,411)   (92,371)    62,175    (51,466)   (24,751)
 --------    --------   --------   --------   --------  ---------   --------   --------

   11,422      (3,169)        76     (4,273)     8,543    (42,318)     7,776     (6,168)

  318,360     321,529    309,464    313,737    460,756    503,074    367,076    373,244
 --------    --------   --------   --------   --------  ---------   --------   --------
 $329,782    $318,360   $309,540   $309,464   $469,299  $ 460,756   $374,852   $367,076
 ========    ========   ========   ========   ========  =========   ========   ========

   28,187      29,590     27,614     29,498     83,052     76,969     33,986     37,474
 --------    --------   --------   --------   --------  ---------   --------   --------
    6,303      19,609      7,026     17,058     26,427     63,797     10,485     24,879
  (10,218)    (21,012)    (9,350)   (18,942)   (40,632)   (57,714)   (14,458)   (28,367)
 --------    --------   --------   --------   --------  ---------   --------   --------
   24,272      28,187     25,290     27,614     68,847     83,052     30,013     33,986
 ========    ========   ========   ========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                              INDUSTRIALS         MID-CAP GROWTH         MID-CAP VALUE
                                         --------------------  --------------------  --------------------
                                         01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $ (4,172)  $ (4,048)  $ (1,591)  $ (1,427)  $ (1,216)  $  (984)
  Capital gains distributions
   received.............................         0          0          0          0          0         0
  Realized gain (loss) on shares
   redeemed.............................    20,490     22,262      3,168      5,612      7,323     1,664
  Net change in unrealized gain (loss)
   on investments.......................    25,260    (48,784)    10,667    (15,105)     6,156    (9,053)
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    41,578    (30,570)    12,244    (10,920)    12,263    (8,373)
                                          --------   --------   --------   --------   --------   -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    11,307     40,222      5,672     16,804      6,321    18,364
  Annuity Payments......................         0          0          0          0          0         0
  Surrenders, withdrawals and death
   benefits.............................    (1,463)      (281)      (285)       (92)   (11,063)   (2,192)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (22,679)   (80,591)    15,477     (6,856)   (18,049)    3,080
  Withdrawal and other charges..........    (3,065)    (2,868)      (935)      (788)      (749)     (633)
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (15,900)   (43,518)    19,929      9,068    (23,540)   18,619
                                          --------   --------   --------   --------   --------   -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    25,678    (74,088)    32,173     (1,852)   (11,277)   10,246

NET ASSETS
  Beginning of period...................   289,434    363,522     87,030     88,882     80,928    70,682
                                          --------   --------   --------   --------   --------   -------
  End of period.........................  $315,112   $289,434   $119,203   $ 87,030   $ 69,651   $80,928
                                          ========   ========   ========   ========   ========   =======

  Beginning units.......................    32,874     39,954      8,510      8,315      8,634     7,138
                                          --------   --------   --------   --------   --------   -------
  Units issued..........................    15,432     28,222      5,159      8,878      2,447     8,089
  Units redeemed........................   (16,934)   (35,302)    (3,414)    (8,683)    (4,610)   (6,593)
                                          --------   --------   --------   --------   --------   -------
  Ending units..........................    31,372     32,874     10,255      8,510      6,471     8,634
                                          ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
     REAL ESTATE         SMALL-CAP GROWTH       SMALL-CAP VALUE     TELECOMMUNICATIONS
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $  1,441    $ (1,951)  $  (497)   $  (383)   $  (294)   $  (342)   $  7,533   $  3,833
        0           0         0         43          0          0           0          0
    8,170      20,887     1,488      3,513        955      2,484      14,768      1,355
    7,362     (21,958)    1,969     (4,807)     2,160     (4,269)     18,321    (17,520)
 --------    --------   -------    -------    -------    -------    --------   --------

   16,973      (3,022)    2,960     (1,634)     2,821     (2,127)     40,622    (12,332)
 --------    --------   -------    -------    -------    -------    --------   --------

    4,265      13,703     1,282      1,958        648      2,175      11,450     39,282
        0           0         0          0          0          0           0          0
     (208)       (171)   (8,057)    (2,091)         0          0      (1,511)    (1,380)
   14,616     (32,886)    9,776        (21)    (2,071)    (5,194)    (56,167)   (13,680)
   (1,150)     (1,059)     (240)      (209)      (174)      (196)     (2,536)    (2,212)
 --------    --------   -------    -------    -------    -------    --------   --------

   17,523     (20,413)    2,761       (363)    (1,597)    (3,215)    (48,764)    22,010
 --------    --------   -------    -------    -------    -------    --------   --------

   34,496     (23,435)    5,721     (1,997)     1,224     (5,342)     (8,142)     9,678

  109,609     133,044    26,096     28,093     19,259     24,601     254,740    245,062
 --------    --------   -------    -------    -------    -------    --------   --------
 $144,105    $109,609   $31,817    $26,096    $20,483    $19,259    $246,598   $254,740
 ========    ========   =======    =======    =======    =======    ========   ========

   12,429      15,569     2,491      2,676      1,988      2,399      28,944     27,946
 --------    --------   -------    -------    -------    -------    --------   --------
    7,343      11,942     1,912      3,176        381      1,982       8,977     26,328
   (5,612)    (15,082)   (1,662)    (3,361)      (522)    (2,393)    (13,512)   (25,330)
 --------    --------   -------    -------    -------    -------    --------   --------
   14,160      12,429     2,741      2,491      1,847      1,988      24,409     28,944
 ========    ========   =======    =======    =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                               UTILITIES         LARGE-CAP GROWTH       LARGE-CAP VALUE
                                         --------------------  --------------------  --------------------
                                         01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $  3,242   $  2,653   $  (816)   $  (824)   $   (743)  $ (1,028)
  Capital gains distributions
   received.............................         0          0         0          0           0          0
  Realized gain (loss) on shares
   redeemed.............................    11,656     14,234     3,326      5,278      13,261        856
  Net change in unrealized gain (loss)
   on investments.......................   (17,498)    14,867     1,514     (6,626)      2,978     (8,180)
                                          --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (2,600)    31,754     4,024     (2,172)     15,496     (8,352)
                                          --------   --------   -------    -------    --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    13,972     49,250       238        572       1,906     23,502
  Annuity Payments......................         0          0         0          0           0          0
  Surrenders, withdrawals and death
   benefits.............................    (1,313)    (1,708)        0     (2,016)    (53,942)       (93)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (54,756)   (62,123)    8,331     (4,708)    (27,699)   (13,093)
  Withdrawal and other charges..........    (2,424)    (2,276)     (351)      (281)       (944)      (831)
                                          --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (44,521)   (16,857)    8,218     (6,433)    (80,679)     9,485
                                          --------   --------   -------    -------    --------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (47,121)    14,897    12,242     (8,605)    (65,183)     1,133

NET ASSETS
  Beginning of period...................   258,742    243,845    36,943     45,548     140,580    139,447
                                          --------   --------   -------    -------    --------   --------
  End of period.........................  $211,621   $258,742   $49,185    $36,943    $ 75,397   $140,580
                                          ========   ========   =======    =======    ========   ========

  Beginning units.......................    27,191     29,660     3,831      4,793      17,584     16,965
                                          --------   --------   -------    -------    --------   --------
  Units issued..........................    13,353     23,495     4,972      4,644       3,334      9,971
  Units redeemed........................   (17,985)   (25,964)   (4,218)    (5,606)    (12,624)    (9,352)
                                          --------   --------   -------    -------    --------   --------
  Ending units..........................    22,559     27,191     4,585      3,831       8,294     17,584
                                          ========   ========   =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                           AST JENNISON LARGE-CAP   AST JENNISON LARGE-CAP
AST BOND PORTFOLIO 2020       VALUE PORTFOLIO          GROWTH PORTFOLIO       AST BOND PORTFOLIO 2017
----------------------    -----------------------  ------------------------  ------------------------
01/01/2012    01/01/2011  01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
    TO            TO          TO           TO           TO           TO           TO           TO
12/31/2012    12/31/2011  12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
----------   -----------  ----------  -----------  -----------  -----------  -----------  -----------
$  (2,275)   $   (15,192) $  (63,185) $   (50,441) $  (144,628) $   (67,085) $  (349,584) $  (162,337)
   12,074        317,874           0       14,020            0            0            0       23,155
   34,556        (10,202)     15,087     (334,662)     132,373     (137,141)     366,417       83,003
  (34,325)        32,756     485,373     (267,112)     678,640     (158,484)     572,745      403,543
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

   10,030        325,236     437,275     (638,195)     666,385     (362,710)     589,578      347,364
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

        4              4   1,487,840    2,749,806    3,894,363    4,398,143           (2)          85
        0              0           0            0            0            0            0            0
   (2,456)       (29,615)    (22,975)     (10,522)     (64,564)     (10,000)    (427,854)    (253,355)
 (618,483)    (2,748,369)    909,265   (1,421,000)   1,532,209   (1,439,620)     558,404   20,837,042
      (44)          (442)    (46,956)     (28,224)     (75,898)     (24,802)      (5,591)      (3,919)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (620,979)    (2,778,422)  2,327,174    1,290,060    5,286,110    2,923,721      124,957   20,579,853
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (610,949)    (2,453,186)  2,764,449      651,865    5,952,495    2,561,011      714,535   20,927,217

  745,887      3,199,073   3,336,250    2,684,385    4,657,450    2,096,439   21,132,370      205,153
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
$ 134,938    $   745,887  $6,100,699  $ 3,336,250  $10,609,945  $ 4,657,450  $21,846,905  $21,132,370
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========
   65,882        331,074     338,692      251,015      435,071      193,445    1,835,904       19,412
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
    9,721        242,070     530,942      561,052      766,099      724,888      878,207    2,884,171
  (64,922)      (507,262)   (312,920)    (473,375)    (325,370)    (483,262)    (867,215)  (1,067,679)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
   10,681         65,882     556,714      338,692      875,800      435,071    1,846,896    1,835,904
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                                                   WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                                                   INTERNATIONAL EQUITY     OMEGA GROWTH PORTFOLIO
                                          AST BOND PORTFOLIO 2021  PORTFOLIO SHARE CLASS 1      SHARE CLASS 1
                                         ------------------------  -----------------------  -----------------------
                                          01/01/2012   01/01/2011  01/01/2012   01/01/2011  01/01/2012   01/01/2011
                                              TO           TO          TO           TO          TO           TO
                                          12/31/2012   12/31/2011  12/31/2012   12/31/2011  12/31/2012   12/31/2011
                                         -----------  -----------  ----------   ----------  ----------   ----------
OPERATIONS
  Net investment income (loss).......... $  (435,040) $  (350,851)  $   (190)    $ (2,527)   $ (6,125)    $ (6,228)
  Capital gains distributions
   received.............................     622,481            0     13,810       10,094      23,469        3,129
  Realized gain (loss) on shares
   redeemed.............................   1,311,773    1,239,362      1,218        1,817       7,982        5,466
  Net change in unrealized gain (loss)
   on investments.......................      (4,266)   2,052,415      9,950      (43,492)     34,762      (27,460)
                                         -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,494,948    2,940,926     24,788      (34,108)     60,088      (25,093)
                                         -----------  -----------   --------     --------    --------     --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........           0            0          0            0           1            1
  Annuity Payments......................           0            0          0            0           0            0
  Surrenders, withdrawals and death
   benefits.............................    (667,214)    (367,153)   (15,107)      (5,488)    (14,243)      (4,972)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (6,182,916)  26,606,619      4,499        3,005      (6,498)     (12,340)
  Withdrawal and other charges..........     (10,362)      (7,377)       (22)         (23)         (5)         (12)
                                         -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (6,860,492)  26,232,089    (10,630)      (2,506)    (20,745)     (17,323)
                                         -----------  -----------   --------     --------    --------     --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (5,365,544)  29,173,015     14,158      (36,614)     39,343      (42,416)

NET ASSETS
  Beginning of period...................  33,532,170    4,359,155    205,566      242,180     325,918      368,334
                                         -----------  -----------   --------     --------    --------     --------
  End of period......................... $28,166,626  $33,532,170   $219,724     $205,566    $365,261     $325,918
                                         ===========  ===========   ========     ========    ========     ========

  Beginning units.......................   2,641,568      395,858     16,691       16,854     178,914      188,089
                                         -----------  -----------   --------     --------    --------     --------
  Units issued..........................   1,013,425    4,630,709        896        1,211       1,977        3,130
  Units redeemed........................  (1,525,615)  (2,384,999)    (1,618)      (1,374)    (11,955)     (12,305)
                                         -----------  -----------   --------     --------    --------     --------
  Ending units..........................   2,129,378    2,641,568     15,969       16,691     168,936      178,914
                                         ===========  ===========   ========     ========    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                  SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
   SMALL CAP VALUE                                  AST QUANTITATIVE    AST BLACKROCK GLOBAL
PORTFOLIO SHARE CLASS 1   AST BOND PORTFOLIO 2022  MODELING PORTFOLIO   STRATEGIES PORTFOLIO
-----------------------  ------------------------  ------------------ ------------------------
01/01/2012   01/01/2011   01/01/2012   1/3/2011*       01/01/2012      01/01/2012   4/29/2011*
    TO           TO           TO           TO              TO              TO           TO
12/31/2012   12/31/2011   12/31/2012   12/31/2011      12/31/2012      12/31/2012   12/31/2011
----------   ----------  -----------  -----------  ------------------ -----------  -----------
 $  (323)     $   (512)  $  (379,428) $   (94,888)      $  (834)      $  (807,088) $  (412,731)
       0             0        36,319            0             0                 0            0
   1,216           888       531,946      133,351           (25)           36,625     (384,884)
   6,451        (6,272)      605,205      597,720         4,378         6,636,996   (2,193,000)
 -------      --------   -----------  -----------       -------       -----------  -----------

   7,344        (5,896)      794,042      636,183         3,519         5,866,533   (2,990,615)
 -------      --------   -----------  -----------       -------       -----------  -----------

      (1)            0            17            0        11,473        38,492,837   17,654,025
       0             0             0            0             0                 0     (144,021)
  (5,183)       (4,411)     (430,356)     (95,379)       (5,000)       (3,027,458)  (2,217,275)
       0             0     5,596,043   15,063,006        63,714         1,493,989   32,082,198
    (190)         (199)       (4,707)         (23)          (45)         (425,649)     (70,539)
 -------      --------   -----------  -----------       -------       -----------  -----------

  (5,374)       (4,610)    5,160,997   14,967,604        70,142        36,533,719   47,304,388
 -------      --------   -----------  -----------       -------       -----------  -----------

   1,970       (10,506)    5,955,039   15,603,787        73,661        42,400,252   44,313,773

  60,792        71,298    15,603,787            0             0        44,313,773            0
 -------      --------   -----------  -----------       -------       -----------  -----------
 $62,762      $ 60,792   $21,558,826  $15,603,787       $73,661       $86,714,025  $44,313,773
 =======      ========   ===========  ===========       =======       ===========  ===========

   5,634         6,040     1,301,756            0             0         4,834,702            0
 -------      --------   -----------  -----------       -------       -----------  -----------
      47             0     1,322,912    2,159,107         8,093         4,842,479    5,650,666
    (508)         (406)     (888,141)    (857,351)         (677)       (1,083,168)    (815,964)
 -------      --------   -----------  -----------       -------       -----------  -----------
   5,173         5,634     1,736,527    1,301,756         7,416         8,594,013    4,834,702
 =======      ========   ===========  ===========       =======       ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                      SUBACCOUNTS
                                         -------------------------------------------------------------------------
                                         WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND  AST NEUBERGER BERMAN
                                         OPPORTUNITY FUND - CLASS 1        PORTFOLIO           CORE BOND PORTFOLIO
                                         -------------------------  ----------------------   ----------------------
                                         01/01/2012    8/26/2011*   01/01/2012   10/31/2011* 01/01/2012  10/31/2011*
                                             TO            TO           TO           TO          TO          TO
                                         12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012  12/31/2011
                                         ----------    ----------   ----------   ----------- ----------  -----------
OPERATIONS
  Net investment income (loss)..........  $ (2,561)     $ (1,571)   $  (53,631)   $   (370)  $  (31,298)  $   (518)
  Capital gains distributions
   received.............................        71             0         6,348           0        1,317          0
  Realized gain (loss) on shares
   redeemed.............................    14,141            80        44,175          18        5,928          2
  Net change in unrealized gain (loss)
   on investments.......................    22,873        13,571       175,383       2,915       77,269      3,106
                                          --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    34,524        12,080       172,275       2,563       53,216      2,590
                                          --------      --------    ----------    --------   ----------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0             0     5,253,419     270,483    2,430,687    333,800
  Annuity Payments......................         0             0             0           0            0          0
  Surrenders, withdrawals and death
   benefits.............................   (91,868)       (2,734)      (26,732)          0      (19,376)         0
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (1,008)      258,727     1,100,495      87,261      730,285    108,042
  Withdrawal and other charges..........       (29)            0       (24,447)         (3)     (17,869)      (143)
                                          --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (92,905)      255,993     6,302,735     357,741    3,123,727    441,699
                                          --------      --------    ----------    --------   ----------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (58,381)      268,073     6,475,010     360,304    3,176,943    444,289

NET ASSETS
  Beginning of period...................   268,073             0       360,304           0      444,289          0
                                          --------      --------    ----------    --------   ----------   --------
  End of period.........................  $209,692      $268,073    $6,835,314    $360,304   $3,621,232   $444,289
                                          ========      ========    ==========    ========   ==========   ========

  Beginning units.......................    25,046             0        35,775           0       44,118          0
                                          --------      --------    ----------    --------   ----------   --------
  Units issued..........................        60        26,209       937,632      37,586      388,938     46,069
  Units redeemed........................    (7,898)       (1,163)     (330,257)     (1,811)     (84,543)    (1,951)
                                          --------      --------    ----------    --------   ----------   --------
  Ending units..........................    17,208        25,046       643,150      35,775      348,513     44,118
                                          ========      ========    ==========    ========   ==========   ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
               AST FRANKLIN TEMPLETON AST NEW DISCOVERY AST WESTERN ASSET     AST MFS
   AST BOND        FOUNDING FUNDS     ASSET ALLOCATION  EMERGING MARKETS     LARGE-CAP
PORTFOLIO 2023  ALLOCATION PORTFOLIO      PORTFOLIO      DEBT PORTFOLIO   VALUE PORTFOLIO
-------------- ---------------------- ----------------- ----------------- ---------------
  1/3/2012*          4/30/2012*          4/30/2012*        8/20/2012*       8/20/2012*
      TO                 TO                  TO                TO               TO
  12/31/2012         12/31/2012          12/31/2012        12/31/2012       12/31/2012
-------------- ---------------------- ----------------- ----------------- ---------------
  $  (24,877)       $   (981,950)        $   (29,115)        $   (80)         $   (98)
           0                   0                   0               0                0
       7,752            (464,899)           (116,623)            (14)             (57)
      34,932           3,799,884             835,954             575              232
  ----------        ------------         -----------         -------          -------

      17,807           2,353,035             690,216             481               77
  ----------        ------------         -----------         -------          -------

           0          26,496,096           7,175,938          67,352              185
           0                   0                   0               0                0
     (73,375)           (678,968)           (167,655)              0                0
   3,964,015         182,098,416          16,016,273            (137)          39,974
           0            (540,950)           (114,215)              0              (39)
  ----------        ------------         -----------         -------          -------

   3,890,640         207,374,594          22,910,341          67,215           40,120
  ----------        ------------         -----------         -------          -------

   3,908,447         209,727,629          23,600,557          67,696           40,197

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
  $3,908,447        $209,727,629         $23,600,557         $67,696          $40,197
  ==========        ============         ===========         =======          =======

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
     414,532          22,006,729           2,936,117           8,144            4,154
     (38,366)         (2,495,985)           (650,876)         (1,634)            (211)
  ----------        ------------         -----------         -------          -------
     376,166          19,510,744           2,285,241           6,510            3,943
  ==========        ============         ===========         =======          =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Select and Discovery Choice Variable Annuity Contracts, and Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement, X, B, L, C Series, Prudential Premier Advisor Series and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and fifteen subaccounts within the Account, of which one hundred and thirteen had activity during 2012. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

Invesco V.I. Core Equity Fund
AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio**
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio

                                      A51

AST Schroders Global Tactical Portfolio (Formerly AST CLS Growth Asset
 Allocation Portfolio)
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio (Formerly AST Horizon Growth Asset
 Portfolio)
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Bond Portfolio 2016*
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Prudential SP International Value Portfolio
Prudential Diversified Bond Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio
Prudential Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Janus Aspen Janus Portfolio - Service Shares
Prudential SP International Growth Portfolio
Prudential Jennison Portfolio
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
NVIT Developing Markets Fund
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
Prudential Money Market Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Prudential Small Capitalization Stock Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund-Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1*
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 2012

        ** Subaccount no longer available for investment as of December 31, 2012

        The Portfolios are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

                                      A52

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    MAY 04, 2012               ---------------------- ----------------------
                                AST AMERICAN CENTURY    AST NEW DISCOVERY
                                  INCOME & GROWTH        ASSET ALLOCATION
                                     PORTFOLIO              PORTFOLIO
                               ---------------------- ----------------------
    Shares....................         1,223,842              1,754,480
    Net asset value per share.      $      14.25           $       9.99
    Net assets before merger..      $ 17,439,741           $     87,518
    Net assets after merger...      $          0           $ 17,527,259

                                 REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    SEPTEMBER 21, 2012         ---------------------- ----------------------
                               FRANKLIN TEMPLETON VIP AST FRANKLIN TEMPLETON
                                   FOUNDING FUNDS         FOUNDING FUNDS
                                  ALLOCATION FUND      ALLOCATION PORTFOLIO
                               ---------------------- ----------------------
    Shares....................        22,385,254             19,150,160
    Net asset value per share.      $       8.36           $      10.74
    Net assets before merger..      $187,120,575           $ 18,552,141
    Net assets after merger...      $          0           $205,672,716

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

                                      A53

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an investment in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level of any input, both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those securities. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability:
        (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the investment. As of December 31, 2012, the Account did not have any Level 3 investments.

        As of December 31, 2012, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of Series Funds, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 investments as of December 31, 2012, are presented below.

Proprietary Funds (Series Funds)...................................... $5,933,652,466
AllianceBernstein VPS Large Cap Growth Portfolio Class B.............. $      457,152
Davis Value Portfolio................................................. $    2,130,939
Janus Aspen Janus Portfolio - Service Shares.......................... $      389,239
Janus Aspen Janus Portfolio - Institutional Shares.................... $    5,085,360
Janus Aspen Overseas Portfolio - Institutional Shares................. $    8,556,231
NVIT Developing Markets Fund.......................................... $      665,169
ProFund VP Consumer Services.......................................... $      329,782
ProFund VP Consumer Goods Portfolio................................... $      309,540
ProFund VP Financials................................................. $      469,299
ProFund VP Health Care................................................ $      374,852
ProFund VP Industrials................................................ $      315,112
ProFund VP Mid-Cap Growth............................................. $      119,203
ProFund VP Mid-Cap Value.............................................. $       69,651
ProFund VP Real Estate................................................ $      144,105
ProFund VP Small-Cap Growth........................................... $       31,817
ProFund VP Small-Cap Value............................................ $       20,483
ProFund VP Telecommunications......................................... $      246,598
ProFund VP Utilities.................................................. $      211,621
ProFund VP Large-Cap Growth........................................... $       49,185
ProFund VP Large-Cap Value............................................ $       75,397
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $      219,724

                                      A54

   Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.... $365,261
   Wells Fargo Advantage VT Opportunity Fund-Class 1................ $209,692
   Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1. $ 62,762

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During the year ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                           PURCHASES       SALES
                                                          ------------ ------------
Invesco V.I. Core Equity Fund............................ $     71,449 $ (1,277,570)
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     21,865 $   (107,755)
American Century VP Value Fund........................... $     42,420 $   (456,170)
AST Goldman Sachs Large-Cap Value Portfolio.............. $  8,725,710 $ (4,433,279)
AST T. Rowe Price Large-Cap Growth Portfolio............. $ 23,762,298 $ (8,629,713)
AST American Century Income & Growth Portfolio........... $  5,680,369 $(17,971,313)
AST Schroders Multi-Asset World Strategies Portfolio..... $ 89,939,851 $(44,846,041)
AST Money Market Portfolio............................... $ 26,425,402 $(28,392,768)
AST Cohen & Steers Realty Portfolio...................... $ 11,808,430 $ (4,318,515)
AST J.P. Morgan Strategic Opportunities Portfolio........ $ 67,107,923 $(18,917,412)
AST BlackRock Value Portfolio............................ $ 10,761,326 $ (4,225,851)
AST High Yield Portfolio................................. $ 13,787,466 $ (5,808,873)
AST Federated Aggressive Growth Portfolio................ $ 11,125,237 $ (7,033,472)
AST Mid-Cap Value Portfolio.............................. $  6,258,251 $ (3,618,022)
AST Small-Cap Value Portfolio............................ $  5,588,603 $ (3,300,888)
AST Goldman Sachs Concentrated Growth Portfolio.......... $  9,799,562 $ (4,901,500)
AST Goldman Sachs Mid-Cap Growth Portfolio............... $ 14,369,805 $ (6,580,513)
AST Goldman Sachs Small-Cap Value Portfolio.............. $ 13,292,139 $ (6,442,850)
AST Large-Cap Value Portfolio............................ $  8,249,364 $ (2,470,621)
AST Lord Abbett Core Fixed Income Portfolio.............. $ 27,580,755 $ (7,121,502)
AST Marsico Capital Growth Portfolio..................... $ 20,213,896 $(10,836,464)
AST MFS Growth Portfolio................................. $  7,702,637 $ (2,808,399)
AST Neuberger Berman Mid-Cap Growth Portfolio............ $ 14,486,391 $ (6,592,186)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio....... $ 10,373,511 $ (5,019,573)
AST Small-Cap Growth Portfolio........................... $  9,221,964 $ (4,178,605)
AST PIMCO Limited Maturity Bond Portfolio................ $ 14,645,917 $ (9,383,297)
AST PIMCO Total Return Bond Portfolio.................... $118,470,059 $(43,344,911)
AST T. Rowe Price Equity Income Portfolio................ $ 16,383,336 $ (4,696,607)
AST QMA US Equity Alpha Portfolio........................ $  6,781,988 $ (3,474,052)
AST T. Rowe Price Natural Resources Portfolio............ $ 20,411,517 $(11,293,669)
AST T. Rowe Price Asset Allocation Portfolio............. $316,720,327 $(76,571,698)
AST International Value Portfolio........................ $  4,627,129 $ (2,598,234)
AST MFS Global Equity Portfolio.......................... $  8,908,651 $ (4,196,392)
AST JPMorgan International Equity Portfolio.............. $ 11,754,146 $ (7,127,204)

                                      A55

                                                                PURCHASES        SALES
                                                               ------------ ---------------
AST T. Rowe Price Global Bond Portfolio....................... $  9,635,799 $    (4,143,565)
AST International Growth Portfolio............................ $  8,798,644 $    (4,922,623)
AST Wellington Management Hedged Equity Portfolio............. $ 26,770,358 $    (5,792,605)
AST Capital Growth Asset Allocation Portfolio................. $190,563,235 $  (102,293,562)
AST Academic Strategies Asset Allocation Portfolio............ $145,152,253 $   (79,786,279)
AST Balanced Asset Allocation Portfolio....................... $234,714,613 $  (104,342,495)
AST Preservation Asset Allocation Portfolio................... $162,339,286 $   (34,266,824)
AST First Trust Balanced Target Portfolio..................... $141,115,036 $   (49,268,223)
AST First Trust Capital Appreciation Target Portfolio......... $155,858,950 $   (63,987,449)
AST Advanced Strategies Portfolio............................. $228,645,784 $   (64,282,716)
AST Schroders Global Tactical Portfolio....................... $125,307,798 $   (43,843,613)
AST CLS Moderate Asset Allocation Portfolio................... $144,968,657 $   (38,426,116)
AST J.P. Morgan Global Thematic Portfolio..................... $ 77,036,464 $   (27,281,983)
AST Horizon Moderate Asset Allocation Portfolio............... $ 69,955,075 $   (26,475,860)
AST FI Pyramis(R) Asset Allocation Portfolio.................. $ 84,056,580 $   (26,722,575)
AST Investment Grade Bond Portfolio........................... $932,831,372 $(1,385,602,531)
AST Western Asset Core Plus Bond Portfolio.................... $ 28,748,378 $   (15,008,594)
AST Bond Portfolio 2018....................................... $  7,331,308 $    (7,664,054)
AST Bond Portfolio 2019....................................... $  2,528,043 $      (271,583)
AST Global Real Estate Portfolio.............................. $  4,566,667 $    (2,077,237)
AST Parametric Emerging Markets Equity Portfolio.............. $ 20,731,809 $   (12,330,400)
AST Bond Portfolio 2020....................................... $    124,049 $      (748,375)
AST Jennison Large-Cap Value Portfolio........................ $  4,554,470 $    (2,311,787)
AST Jennison Large-Cap Growth Portfolio....................... $  7,823,626 $    (2,682,144)
AST Bond Portfolio 2017....................................... $  9,869,836 $   (10,199,839)
AST Bond Portfolio 2021....................................... $ 11,105,051 $   (18,634,927)
AST Bond Portfolio 2022....................................... $ 14,850,364 $   (10,074,030)
AST Quantitative Modeling Portfolio........................... $     76,307 $        (7,024)
AST BlackRock Global Strategies Portfolio..................... $ 43,427,082 $    (8,012,071)
AST Prudential Core Bond Portfolio............................ $  8,963,340 $    (2,720,558)
AST Neuberger Berman Core Bond Portfolio...................... $  3,444,864 $     (357,511)
AST Bond Portfolio 2023....................................... $  4,225,471 $      (359,708)
AST Franklin Templeton Founding Funds Allocation Portfolio.... $227,085,047 $   (20,692,403)
AST New Discovery Asset Allocation Portfolio.................. $ 27,498,355 $    (4,797,438)
AST Western Asset Emerging Markets Debt Portfolio............. $     83,933 $       (16,798)
AST MFS Large-Cap Value Portfolio............................. $     42,200 $        (2,179)
Davis Value Portfolio......................................... $     33,723 $      (350,398)
Prudential SP International Value Portfolio................... $    149,286 $      (806,935)
Prudential Diversified Bond Portfolio......................... $    198,542 $    (3,786,185)
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    129,335 $    (2,275,093)
Prudential Value Portfolio.................................... $    293,081 $    (4,654,650)
Prudential Equity Portfolio................................... $    315,505 $    (2,992,968)
Prudential Jennison 20/20 Focus Portfolio..................... $    124,855 $      (565,140)
Franklin Templeton VIP Founding Funds Allocation Fund......... $ 94,960,979 $  (232,585,350)
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $    101,081 $      (336,909)
Prudential Global Portfolio................................... $     44,166 $      (731,672)
Prudential High Yield Bond Portfolio.......................... $    654,597 $    (3,923,801)
Janus Aspen Janus Portfolio - Service Shares.................. $     17,644 $      (124,235)
Prudential SP International Growth Portfolio.................. $     63,173 $      (611,357)
Prudential Jennison Portfolio................................. $    117,403 $    (3,738,579)
Janus Aspen Janus Portfolio - Institutional Shares............ $     22,333 $      (805,837)
Janus Aspen Overseas Portfolio - Institutional Shares......... $    154,473 $    (1,437,826)
NVIT Developing Markets Fund.................................. $     45,901 $      (154,752)
MFS(R) Growth Series - Initial Class.......................... $     31,348 $      (887,755)
MFS(R) Research Series - Initial Class........................ $      3,876 $      (275,902)
Prudential Money Market Portfolio............................. $  4,226,615 $    (7,710,705)
ProFund VP Consumer Services.................................. $     49,172 $      (109,701)
ProFund VP Consumer Goods Portfolio........................... $     58,144 $       (93,890)
ProFund VP Financials......................................... $    103,357 $      (203,182)
ProFund VP Health Care........................................ $     84,235 $      (142,026)
ProFund VP Industrials........................................ $    106,404 $      (127,367)
ProFund VP Mid-Cap Growth..................................... $     47,191 $       (28,854)

                                      A56

                                                                       PURCHASES     SALES
                                                                       ---------- -----------
ProFund VP Mid-Cap Value.............................................. $   16,365 $   (41,255)
ProFund VP Real Estate................................................ $   60,955 $   (45,482)
ProFund VP Small-Cap Growth........................................... $   14,320 $   (12,056)
ProFund VP Small-Cap Value............................................ $    3,018 $    (4,909)
ProFund VP Telecommunications......................................... $   54,031 $  (107,062)
ProFund VP Utilities.................................................. $   78,652 $  (127,291)
ProFund VP Large-Cap Growth........................................... $   38,005 $   (30,640)
ProFund VP Large-Cap Value............................................ $   16,488 $   (98,683)
Prudential Small Capitalization Stock Portfolio....................... $   42,407 $  (753,400)
Prudential SP Small Cap Value Portfolio............................... $  392,146 $(2,328,600)
Prudential Stock Index Portfolio...................................... $1,664,422 $(5,845,635)
T. Rowe Price Equity Income Portfolio................................. $   83,572 $(1,063,971)
T. Rowe Price International Stock Portfolio........................... $   57,454 $  (171,767)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $   10,802 $   (25,030)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    4,186 $   (31,057)
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $      682 $   (97,338)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $      247 $    (6,670)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Account invests only in Class I shares of the Series Fund, not Class II shares. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

                                      A57

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                           PRUDENTIAL MONEY MARKET PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,400   0.01%    1.00%  to   1.80%   -1.80% to   -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%   -1.77% to   -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%   -1.73% to   -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%   -1.40% to   -0.60%
December 31, 2008  23,300 $1.06138 to  $ 1.37270 $28,397   2.59%    1.35%  to   1.80%    0.82% to    1.30%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%    1.35%  to   1.65%    8.88% to    9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  17,358 $1.36361 to  $ 1.63556 $28,332   5.12%    1.35%  to   1.65%   -5.02% to   -4.74%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%    1.35%  to   1.80%   11.67% to   12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%   -5.17% to   -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%    9.93% to   10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%   35.71% to   36.32%
December 31, 2008  15,829 $0.80955 to  $ 1.37073 $20,459   1.45%    1.35%  to   1.80%  -39.25% to  -38.98%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%    1.35%  to   1.80%   12.59% to   13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%   -7.24% to   -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%   11.85% to   12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%   39.42% to   40.04%
December 31, 2008  13,276 $0.88692 to  $ 1.71665 $19,943   1.88%    1.35%  to   1.80%  -43.32% to  -43.07%

                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%
December 31, 2008   9,067 $1.03639 to  $ 1.28867 $11,670   8.56%    1.35%  to   1.65%  -23.54% to  -23.32%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%
December 31, 2008  21,057 $0.62211 to  $ 1.39552 $25,023   2.27%    1.35%  to   1.75%  -38.03% to  -37.77%

                                      A58

                              AT YEAR ENDED                            FOR YEAR ENDED
                   -----------------------------------  -----------------------------------------------
                                                 NET    INVESTMENT
                   UNITS       UNIT VALUE       ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  ------- ---------- -----------------  ------------------
                                             PRUDENTIAL GLOBAL PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   3,127 $0.93051 to  $2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%
December 31, 2008   4,837 $0.61228 to  $1.31055 $ 5,626   1.83%    1.35%  to   1.80%  -43.93% to  -43.68%

                                            PRUDENTIAL JENNISON PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012  11,491 $0.83026 to  $2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%
December 31, 2008  18,563 $0.47423 to  $1.35460 $21,442   0.53%    1.35%  to   1.80%  -38.39% to  -38.11%

                                   PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   1,448 $2.40521 to  $3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%
December 31, 2008   2,399 $1.39606 to  $1.77290 $ 4,234   1.17%    1.35%  to   1.65%  -32.16% to  -31.96%

                                     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   1,240 $1.08327 to  $1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%
December 31, 2008   1,818 $0.65977 to  $0.87049 $ 1,582   1.84%    1.35%  to   1.40%  -49.42% to  -49.39%

                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   2,698 $1.55020 to  $2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   3,092 $1.34518 to  $2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%
December 31, 2008   4,460 $0.98503 to  $1.51606 $ 6,720   2.32%    1.35%  to   1.65%  -37.15% to  -36.96%

                                            INVESCO V.I. CORE EQUITY FUND
                   -----------------------------------------------------------------------------------
December 31, 2012   4,531 $1.05048 to  $2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   5,089 $0.93773 to  $1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   7,327 $0.70126 to  $1.32547 $ 9,665   2.00%    1.35%  to   1.65%  -31.28% to  -31.08%

                                 JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012   2,873 $0.85244 to  $1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   3,289 $0.73068 to  $1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   4,794 $0.51888 to  $1.07198 $ 5,101   0.72%    1.35%  to   1.65%  -40.70% to  -40.53%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012   2,538 $1.88205 to  $3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011   2,904 $1.68615 to  $3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008   4,558 $1.16037 to  $2.07911 $ 9,376   1.19%    1.35%  to   1.65%  -52.89% to  -52.75%

                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2012     852 $1.87950 to  $1.87950 $ 1,601   0.79%    1.40%  to   1.40%   15.65% to   15.65%
December 31, 2011     990 $1.62522 to  $1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010   1,149 $1.65543 to  $1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%
December 31, 2009   1,248 $1.44843 to  $1.44843 $ 1,808   1.45%    1.40%  to   1.40%   28.75% to   28.75%
December 31, 2008   1,367 $1.12501 to  $1.12501 $ 1,538   0.56%    1.40%  to   1.40%  -36.97% to  -36.97%

                                      A59

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012  3,081  $1.02455 to  $ 1.91698 $ 5,898   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  3,507  $0.88728 to  $ 1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  3,975  $0.90488 to  $ 1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  4,435  $0.79756 to  $ 1.48114 $ 6,551   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  4,986  $0.58889 to  $ 1.09086 $ 5,426   0.24%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2012  1,041  $1.84301 to  $ 2.23925 $ 2,318   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  1,221  $1.63512 to  $ 1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  1,337  $1.64535 to  $ 1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  1,481  $1.47454 to  $ 1.77852 $ 2,621   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  1,667  $1.25041 to  $ 1.50461 $ 2,499   2.52%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2012  1,402  $1.11808 to  $ 1.94109 $ 2,703   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  1,511  $1.02535 to  $ 1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  1,608  $1.09508 to  $ 1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  1,702  $0.87224 to  $ 1.50320 $ 2,523   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  1,856  $0.61753 to  $ 1.06167 $ 1,943   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  2,995  $1.56131 to  $ 1.64969 $ 4,934   0.49%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  3,327  $1.00550 to  $ 1.05981 $ 3,523   0.55%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  2,563  $0.96368 to  $ 0.99157 $ 2,528   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  3,060  $0.74684 to  $ 0.76620 $ 2,334   0.91%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%   14.23% to   14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    852  $0.56193 to  $ 0.57885 $   490   0.00%    1.35%  to   1.65%   34.87% to   35.31%
December 31, 2008    980  $0.41663 to  $ 0.42781 $   417   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%   13.39% to   14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%
December 31, 2009  8,611  $1.15887 to  $ 1.50448 $12,502   1.50%    1.35%  to   1.80%   28.50% to   29.05%
December 31, 2008  9,556  $0.90185 to  $ 1.16633 $10,785   1.11%    1.35%  to   1.80%  -31.74% to  -31.43%

                                     JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012    354  $0.71657 to  $ 1.58757 $   389   0.42%    1.40%  to   1.75%   16.24% to   16.65%
December 31, 2011    428  $0.61555 to  $ 1.36100 $   423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010    679  $0.66210 to  $ 1.46090 $   668   0.37%    1.40%  to   1.75%   12.30% to   12.68%
December 31, 2009    566  $0.58877 to  $ 1.29652 $   533   0.38%    1.40%  to   1.75%   33.67% to   34.14%
December 31, 2008    662  $0.43971 to  $ 0.96655 $   479   0.58%    1.40%  to   1.75%  -40.91% to  -40.70%

                                PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  3,842  $1.30516 to  $ 2.87251 $ 8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011  4,764  $1.13467 to  $ 2.49218 $ 9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010  5,712  $1.12786 to  $ 2.47225 $10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009  3,805  $0.95142 to  $ 2.08159 $ 6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%
December 31, 2008  4,497  $0.68135 to  $ 1.48767 $ 5,091   0.30%    1.35%  to   1.80%  -37.36% to  -37.08%

                                      A60

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,851 $ 0.77310 to  $ 1.89389 $  2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%
December 31, 2008   3,161 $ 0.50582 to  $ 1.22951 $  2,916   1.64%    1.35%  to   1.80%  -51.18% to  -50.96%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,533 $ 1.07395 to  $ 1.82277 $  2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%
December 31, 2008   2,902 $ 0.76784 to  $ 1.29318 $  3,162   2.81%    1.40%  to   1.80%  -45.05% to  -44.83%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804   1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%
December 31, 2008      70 $ 6.59044 to  $ 7.21408 $    477   1.69%    1.15%  to   2.05%  -41.88% to  -41.36%

                          AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED MAY 04, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2012       0 $       0 to  $       0 $      0   0.00%    0.55%  to   2.85%    8.20% to    9.07%
December 31, 2011   1,061 $ 9.12113 to  $14.15216 $ 11,176   1.04%    1.15%  to   2.85%    0.62% to    2.40%
December 31, 2010     767 $ 8.96487 to  $13.93020 $  7,763   1.09%    1.15%  to   2.70%    7.22% to   12.55%
December 31, 2009     301 $ 8.01628 to  $12.47459 $  2,505   1.82%    1.15%  to   2.50%   14.90% to   23.81%
December 31, 2008      82 $ 6.92900 to  $ 7.53614 $    605   2.14%    1.15%  to   1.80%  -35.90% to  -35.49%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822   1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%
December 31, 2008     262 $ 7.35331 to  $ 8.26716 $  2,074   2.23%    1.15%  to   2.40%  -31.83% to  -27.07%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830   1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%
December 31, 2008      70 $ 6.07516 to  $ 8.21151 $    495   4.81%    1.15%  to   1.80%  -36.20% to  -35.79%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462   1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179   0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277   0.36%    0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009   2,802 $ 9.68501 to  $11.67943 $ 29,570   0.83%    1.15%  to   2.50%   15.87% to   20.87%
December 31, 2008   1,404 $ 8.04051 to  $ 9.52935 $ 12,483   0.29%    1.15%  to   2.40%  -20.61% to  -18.55%

                                              AST BLACKROCK VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690   1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050   0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786   0.98%    1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009     113 $ 7.82812 to  $12.77034 $    939   0.79%    1.15%  to   2.10%   15.83% to   26.46%
December 31, 2008      86 $ 6.73868 to  $ 7.95205 $    608   2.50%    1.15%  to   1.80%  -38.41% to  -38.01%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,737 $11.01858 to  $15.76773 $ 21,591   5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011   1,020 $10.70991 to  $14.11698 $ 11,410   6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010     812 $10.68442 to  $13.94919 $  9,044   3.48%    1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009     295 $ 9.93381 to  $12.52966 $  3,095   4.14%    1.15%  to   2.50%   25.08% to   34.28%
December 31, 2008     158 $ 7.42367 to  $ 7.97763 $  1,243   9.02%    1.15%  to   1.80%  -26.86% to  -25.76%

                                      A61

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,223  $ 9.51449 to  $16.96161 $14,554   0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662   0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990   0.03%    1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164   0.15%    1.15%  to   2.10%   29.87% to   31.41%
December 31, 2008     69  $ 5.96393 to  $ 7.39352 $   465   0.00%    1.15%  to   1.90%  -45.14% to  -44.73%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225   1.57%    1.15%  to   2.15%   32.64% to   37.31%
December 31, 2008     63  $ 6.37746 to  $ 7.22665 $   423   1.11%    1.15%  to   2.15%  -39.43% to  -38.83%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610   1.65%    1.15%  to   2.15%   24.33% to   25.56%
December 31, 2008    137  $ 6.69183 to  $ 8.14863 $   977   1.14%    1.15%  to   1.90%  -31.03% to  -30.52%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872   0.00%    1.15%  to   2.55%   27.43% to   47.70%
December 31, 2008    116  $ 6.73082 to  $ 7.74360 $   833   0.15%    1.15%  to   1.90%  -41.38% to  -40.95%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793   0.00%    1.15%  to   2.50%   34.19% to   55.61%
December 31, 2008     91  $ 6.72291 to  $ 7.63476 $   638   0.00%    1.15%  to   1.90%  -41.90% to  -41.47%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%
December 31, 2008    594  $ 6.02732 to  $ 6.82177 $ 3,908   2.14%    1.15%  to   1.90%  -42.58% to  -39.90%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%
December 31, 2008    187  $ 7.75694 to  $ 8.54833 $ 1,586   7.72%    1.15%  to   1.80%  -24.61% to  -22.56%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%
December 31, 2008    338  $ 6.26305 to  $ 7.27809 $ 2,337   0.51%    1.15%  to   1.80%  -44.66% to  -39.89%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    894  $10.71705 to  $15.06982 $10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%
December 31, 2008     57  $ 7.34079 to  $ 8.28286 $   449   0.30%    1.15%  to   1.80%  -37.43% to  -37.03%

                                      A62

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009     181 $ 8.24353 to  $12.37664 $  1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%
December 31, 2008     109 $ 6.83068 to  $ 8.62745 $    836   0.00%    1.15%  to   2.15%  -44.38% to  -43.83%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009     252 $ 8.06289 to  $13.73161 $  2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%
December 31, 2008     143 $ 5.83598 to  $ 6.90162 $    900   1.73%    1.15%  to   1.80%  -43.28% to  -42.92%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009     419 $10.49444 to  $11.78015 $  4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%
December 31, 2008     270 $ 9.71676 to  $10.83660 $  2,892   5.62%    1.15%  to   1.80%   -2.91% to   -0.03%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009     291 $ 7.27422 to  $12.91774 $  2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%
December 31, 2008      78 $ 5.98171 to  $ 6.73924 $    501   3.24%    1.15%  to   1.80%  -42.91% to  -42.55%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009     125 $ 7.59041 to  $12.82018 $    982   1.80%    1.00%  to   1.95%   19.67% to   27.22%
December 31, 2008     100 $ 6.29304 to  $ 7.04101 $    652   2.27%    1.00%  to   1.80%  -39.80% to  -39.32%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%
December 31, 2008     333 $ 6.65868 to  $ 9.18555 $  2,681   0.61%    1.15%  to   1.90%  -50.92% to  -50.55%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%
December 31, 2008   1,437 $ 7.74163 to  $ 8.78196 $ 11,921   1.95%    1.15%  to   2.40%  -27.68% to  -23.34%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%
December 31, 2008      46 $ 7.73203 to  $ 9.03881 $    374   1.20%    1.15%  to   1.90%  -35.22% to  -34.74%

                                       AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to   21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%
December 31, 2008     119 $ 6.54565 to  $ 8.06508 $    847   2.58%    1.15%  to   1.90%  -42.48% to  -42.05%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to    4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to    2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to    4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to   11.06%
December 31, 2008     160 $ 9.44110 to  $10.80461 $  1,667   4.52%    1.15%  to   1.80%   -5.95% to   -3.54%

                                    AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to   10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to   -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to   13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to   26.97%
December 31, 2008     296 $ 6.48888 to  $ 7.01024 $  1,988   0.72%    1.15%  to   2.15%  -43.54% to  -42.98%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to   13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to   -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to   12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to   23.91%
December 31, 2008   7,656 $ 6.97189 to  $ 7.79077 $ 57,872   0.96%    1.15%  to   2.65%  -36.62% to  -31.11%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to   11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to   -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to   10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to   23.19%
December 31, 2008  10,411 $ 7.20298 to  $ 7.99594 $ 80,836   1.14%    1.00%  to   2.40%  -33.43% to  -28.71%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to   11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to   -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to   11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to   22.14%
December 31, 2008   6,523 $ 7.42670 to  $ 8.27064 $ 52,641   1.01%    1.15%  to   2.40%  -30.37% to  -26.37%

                                       AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to    9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to    0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to    9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to   18.91%
December 31, 2008   2,403 $ 8.57497 to  $ 9.09941 $ 21,353   0.78%    1.00%  to   2.40%  -21.37% to  -20.28%

                                        AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to    9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to   -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to   13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to   22.94%
December 31, 2008   1,611 $ 7.05881 to  $ 7.34272 $ 11,611   2.06%    1.15%  to   2.65%  -36.18% to  -35.23%

                                  AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to   12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to   -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to   17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to   24.79%
December 31, 2008   1,205 $ 6.41884 to  $ 6.74838 $  7,954   1.20%    1.15%  to   2.65%  -42.24% to  -41.38%

                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to   13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to   24.95%
December 31, 2008   2,220 $ 7.60358 to  $ 7.98587 $ 17,350   1.77%    1.15%  to   2.65%  -31.62% to  -30.60%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%
December 31, 2008     282 $ 6.21674 to  $ 6.60360 $  1,770   0.14%    1.15%  to   1.90%  -41.68% to  -38.77%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%
December 31, 2008     328 $10.09598 to  $10.76754 $  3,490   2.30%    1.15%  to   2.30%    0.20% to    1.34%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%
December 31, 2008     259 $ 6.63894 to  $ 6.77186 $  1,750   0.00%    1.15%  to   1.90%  -36.21% to  -33.33%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%
December 31, 2008     377 $ 9.41587 to  $10.69755 $  3,968   3.46%    1.15%  to   1.90%   -5.98% to   -3.37%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%
December 31, 2008      72 $ 6.84949 to  $ 7.03242 $    499   2.55%    1.15%  to   2.15%  -45.18% to  -44.64%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%
December 31, 2008      76 $ 5.56317 to  $ 6.16356 $    463   1.43%    1.15%  to   1.80%  -51.11% to  -44.91%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2012      44 $14.77377 to  $15.23556 $    665   0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%
December 31, 2008     168 $ 9.31057 to  $ 9.43370 $  1,579   0.74%    1.40%  to   1.75%  -58.59% to  -58.44%

                            AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251   1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%
December 31, 2008   4,157 $10.72041 to  $10.78453 $ 44,675   0.00%    1.15%  to   1.80%    7.22% to    7.86%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   3,920 $11.03135 to  $12.52719 $ 45,582   3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%
December 31, 2008      43 $ 9.12808 to  $ 9.32157 $    399   0.13%    1.30%  to   1.80%   -8.80% to   -6.61%

                                      A65

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                  AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   1,799 $11.95683 to  $13.99125 $ 21,894   0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%
December 31, 2008       6 $12.00012 to  $12.07153 $     75   0.00%    1.50%  to   2.15%   20.02% to   20.73%

                                AST BOND PORTFOLIO 2019**** (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012     183 $12.22857 to  $13.98700 $  2,283   0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%
December 31, 2008       3 $12.06868 to  $12.16291 $     41   0.00%    1.30%  to   2.15%   20.71% to   21.64%

                               AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012     547 $10.79040 to  $19.05468 $  7,170   1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%
December 31, 2008       1 $ 6.10058 to  $ 6.11016 $      5   0.00%    1.80%  to   2.15%  -40.04% to  -39.95%

                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   2,458 $ 8.90982 to  $16.06935 $ 26,031   1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%
December 31, 2008       2 $ 5.57715 to  $ 5.57838 $     11   0.00%    1.50%  to   1.55%  -44.79% to  -44.78%

                   FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (EXPIRED SEPTEMBER 21, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2012       0 $       0 to  $       0 $      0   2.95%    0.85%  to   2.85%   11.04% to   12.69%
December 31, 2011  11,946 $ 8.68157 to  $13.39083 $119,693   0.02%    0.85%  to   2.85%  -10.47% to   -2.60%
December 31, 2010  10,403 $ 9.04060 to  $13.88351 $106,344   3.82%    0.95%  to   2.85%    5.95% to    8.99%
December 31, 2009   2,729 $ 8.39751 to  $12.83927 $ 23,605   4.92%    1.15%  to   2.40%   27.02% to   28.84%
December 31, 2008     486 $ 6.61132 to  $ 6.66608 $  3,230   3.31%    1.15%  to   2.40%  -34.40% to  -33.86%

                          AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   1,525 $10.52515 to  $17.90792 $ 19,892   0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%
December 31, 2008       4 $ 7.62336 to  $ 7.64561 $     30   0.00%    1.50%  to   2.15%  -24.02% to  -23.80%

                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  15,190 $ 9.90321 to  $15.08440 $179,781   0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%
December 31, 2008     240 $ 6.66587 to  $ 6.72112 $  1,608   0.03%    1.15%  to   2.40%  -34.00% to  -33.45%

                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  21,004 $ 9.89825 to  $13.66670 $235,725   0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%
December 31, 2008     135 $ 7.31182 to  $ 7.37228 $    991   0.03%    1.15%  to   2.40%  -27.47% to  -26.87%

                           AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   9,458 $10.49066 to  $14.87346 $111,417   0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%
December 31, 2008      61 $ 7.11750 to  $ 7.16470 $    435   0.01%    1.15%  to   2.15%  -29.61% to  -29.15%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%
December 31, 2008     238 $ 7.57974 to  $ 7.64237 $  1,815   0.01%    1.15%  to   2.40%  -24.87% to  -24.25%

                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%
December 31, 2008      44 $ 7.47127 to  $ 7.53310 $    330   0.01%    1.15%  to   2.40%  -26.05% to  -25.44%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      30 $12.15913 to  $12.49836 $    375   0.39%    1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012      31 $10.04439 to  $10.04439 $    315   0.26%    1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%
December 31, 2008       1 $ 6.10367 to  $ 6.10367 $      6   0.16%    1.50%  to   1.50%  -39.96% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      10 $11.32177 to  $11.63796 $    119   0.00%    1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012       6 $10.76386 to  $10.76386 $     70   0.15%    1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      14 $10.00220 to  $10.18798 $    144   2.57%    1.50%  to   1.90%   14.98% to   15.44%
December 31, 2011      12 $ 8.69881 to  $ 8.82559 $    110   0.00%    1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010      16 $ 8.46186 to  $11.54906 $    133   3.89%    1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009      18 $ 6.91515 to  $ 6.96107 $    122   3.45%    1.50%  to   1.90%   25.51% to   26.01%

                                      A67

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                 PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      3  $11.60725 to  $11.60725 $    32    0.00%   1.50%  to   1.50%   10.82% to  10.82%
December 31, 2011      2  $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to  -0.02%
December 31, 2010      3  $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to  23.87%
December 31, 2009      4  $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to  24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      2  $11.08892 to  $11.08892 $    20    0.00%   1.50%  to   1.50%   14.44% to  14.44%
December 31, 2011      2  $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to  -5.52%
December 31, 2010      2  $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to  20.30%
December 31, 2009      2  $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to  18.62%

                                PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     24  $10.10290 to  $10.10290 $   247    4.12%   1.50%  to   1.50%   14.79% to  14.79%
December 31, 2011     29  $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to   0.36%
December 31, 2010     28  $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to  21.09%
December 31, 2009     29  $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to   5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     23  $ 9.22480 to  $ 9.39609 $   212    2.71%   1.50%  to   1.90%   -1.73% to  -1.34%
December 31, 2011     27  $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to  15.78%
December 31, 2010     30  $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to   7.40%
December 31, 2009     23  $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to   9.10%

                                 PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      5  $10.52001 to  $10.81361 $    49    0.07%   1.50%  to   2.10%   10.40% to  11.05%
December 31, 2011      4  $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to   1.61%
December 31, 2010      5  $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to  11.51%
December 31, 2009      8  $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to  27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      8  $ 9.09087 to  $ 9.09087 $    75    0.76%   1.50%  to   1.50%   13.71% to  13.71%
December 31, 2011     18  $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to  -2.74%
December 31, 2010     17  $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to  11.23%
December 31, 2009     15  $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to  17.70%

                              AST BOND PORTFOLIO 2020**** (AVAILABLE ON JANUARY 02, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     11  $11.60016 to  $12.95314 $   135    0.58%   1.30%  to   2.55%    3.67% to   4.95%
December 31, 2011     66  $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to  17.15%
December 31, 2010    331  $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to  10.41%
December 31, 2009      0  $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to  -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    557  $ 9.54913 to  $12.07266 $ 6,101    0.42%   0.55%  to   2.45%   10.46% to  12.61%
December 31, 2011    339  $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to  -6.39%
December 31, 2010    251  $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to  12.43%
December 31, 2009     11  $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to   1.59%

                       AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    876  $10.54999 to  $12.84306 $10,610    0.00%   0.55%  to   2.70%   12.07% to  14.55%
December 31, 2011    435  $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to   0.11%
December 31, 2010    193  $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to  10.05%
December 31, 2009      4  $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to   2.11%

                                AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   ------------------------------------------------------------------------------------
December 31, 2012  1,847  $11.61498 to  $11.93630 $21,847    0.52%   1.90%  to   2.85%    2.12% to   3.12%
December 31, 2011  1,836  $11.37404 to  $11.57526 $21,132    0.04%   1.90%  to   2.85%    8.24% to   9.30%
December 31, 2010     19  $10.52124 to  $10.59081 $   205    0.00%   1.90%  to   2.70%    5.24% to   5.92%

                                AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   ------------------------------------------------------------------------------------
December 31, 2012  2,129  $12.95637 to  $13.85470 $28,167    0.78%   1.30%  to   2.85%    3.75% to   5.42%
December 31, 2011  2,642  $12.48861 to  $13.14210 $33,532    0.06%   1.30%  to   2.85%   16.88% to  18.76%
December 31, 2010    396  $10.93130 to  $11.06626 $ 4,359    0.00%   1.30%  to   2.55%    9.31% to  10.66%

                                      A68

                               AT YEAR ENDED                                   FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------------
                                                        NET     INVESTMENT
                   UNITS         UNIT VALUE            ASSETS     INCOME    EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST         (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------  -------------------------  --------  ----------  -----------------  ---------------------
                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012      16  $13.75687  to   $14.06753  $    220    1.65%     1.50%  to   1.75%   11.72%  to    12.00%
December 31, 2011      17  $12.31349  to   $12.56056  $    206    0.63%     1.50%  to   1.75%  -14.29%  to   -14.08%
December 31, 2010      17  $14.36608  to   $14.61842  $    242    0.00%     1.50%  to   1.75%   20.88%  to    21.01%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     169  $ 2.16078  to   $ 2.21481  $    365    0.00%     1.50%  to   1.75%   18.68%  to    18.97%
December 31, 2011     179  $ 1.82068  to   $ 1.86164  $    326    0.00%     1.50%  to   1.75%   -6.99%  to    -6.75%
December 31, 2010     188  $ 1.95742  to   $ 1.99650  $    368    0.00%     1.50%  to   1.75%   26.08%  to    26.21%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       5  $12.11133  to   $12.18494  $     63    1.15%     1.50%  to   1.75%   12.36%  to    12.64%
December 31, 2011       6  $10.77879  to   $10.81752  $     61    0.89%     1.50%  to   1.75%   -8.65%  to    -8.43%
December 31, 2010       6  $11.79975  to   $11.81311  $     71    0.00%     1.50%  to   1.75%   21.84%  to    21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   1,737  $12.22859  to   $12.62575  $ 21,559    0.03%     1.30%  to   2.85%    2.83%  to     4.49%
December 31, 2011   1,302  $11.89255  to   $12.08351  $ 15,604    0.00%     1.30%  to   2.85%   18.93%  to    20.84%

                            AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       7  $ 9.88459  to   $ 9.96370  $     74    0.04%     1.30%  to   1.80%   11.15%  to    11.69%

                         AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   8,594  $ 9.95090  to   $10.27765  $ 86,714    0.46%     0.55%  to   2.45%    9.15%  to    11.28%
December 31, 2011   4,835  $ 9.12583  to   $ 9.21697  $ 44,314    0.00%     0.85%  to   2.35%   -8.74%  to    -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012      17  $12.18018  to   $12.22072  $    210    0.54%     1.50%  to   1.75%   13.81%  to    14.09%
December 31, 2011      25  $10.70255  to   $10.71170  $    268    0.00%     1.50%  to   1.75%    4.69%  to     4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     643  $10.50845  to   $10.70984  $  6,835    0.17%     0.85%  to   2.50%    4.49%  to     6.20%
December 31, 2011      36  $10.06003  to   $10.07683  $    360    0.00%     1.30%  to   2.25%    0.42%  to     0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     349  $10.31269  to   $10.48627  $  3,621    0.23%     0.85%  to   2.25%    2.51%  to     3.98%
December 31, 2011      44  $10.06278  to   $10.07694  $    444    0.00%     1.30%  to   2.10%    0.35%  to     0.48%

                                   AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     376  $10.28760  to   $10.45376  $  3,908    0.00%     1.30%  to   2.85%    2.88%  to     4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012  19,511  $10.65915  to   $10.80738  $209,728    0.00%     0.85%  to   2.85%    6.62%  to     8.08%

                         AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   2,285  $10.23818  to   $10.40185  $ 23,601    0.95%     0.55%  to   2.85%    2.41%  to     4.02%

                      AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       7  $10.38171  to   $10.39933  $     68    0.00%     1.30%  to   1.75%    3.83%  to     4.00%

                              AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       4  $10.18909  to   $10.21028  $     40    0.00%     1.30%  to   1.85%    1.91%  to     2.11%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                      A69

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

       ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with HAV

                                      A70

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.45%     Premier Bb with GMIB
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier B Series with HAV
               Premier Bb Series with LT5 or HD5
               Premier Bb Series with HD GRO
               Premier Bb Series with HD GRO and HAV
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5 and GMIB and HAV
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO and HAV
               Premier L Series with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HAV
               Premier Bb Series with LT5 or HD5 and HAV
               Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
               Premier L Series with HAV
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier Retirement B - With HD GRO II OR GRO Plus II

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.95%     Premier X Series with HAV
               Premier Bb Series with HD GRO and HAV
   2.00%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with LT5
               Premier B Series with HD5 and HAV
               Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier L Series with HD GRO and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and HAV
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier X Series with HD GRO and HAV
               Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with HD5 and HAV
               Premier L Series with HD GRO and HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus Enhanced - Bonus Version
               Premier X Series with LT5
               Premier X Series with HD5 and HAV
               Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D. OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

                                      A73

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A74

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2013

                                      A75

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2012 and 2011

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                          Page#
                                                                          -----
 Financial Statements
 Management's Annual Report on Internal Control Over Financial Reporting   B-2

 Financial Statements:

 Statements of Financial Position - December 31, 2012 and 2011             B-3

 Statements of Operations and Comprehensive Income (Loss)
 Years ended December 31, 2012, 2011 and 2010                              B-4

 Statements of Equity
 Years ended December 31, 2012, 2011 and 2010                              B-5

 Statements of Cash Flows
 Years ended December 31, 2012, 2011 and 2010                              B-6

 Notes to Financial Statements                                             B-8

 Report of Independent Registered Public Accounting Firm                  B-56

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2012, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2012.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 15, 2013

                  Pruco Life Insurance Company of New Jersey

                       Statements of Financial Position
   As of December 31, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                      December 31,   December 31,
                                                                         2012           2011
                                                                     -------------- -------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized
 cost: 2012-$976,665 ; 2011-$1,132,908)                              $    1,066,071 $   1,219,904
Equity securities, available for sale, at fair value (cost:
 2012-$1,303; 2011-$1,521)                                                    1,381         1,420
Trading account assets, at fair value                                         1,390         1,569
Policy loans                                                                173,622       177,162
Short-term investments                                                        2,226         1,069
Commercial mortgage and other loans                                         221,728       230,201
Other long-term investments                                                  41,312        29,075
                                                                     -------------- -------------
   Total investments                                                      1,507,730     1,660,400
Cash and cash equivalents                                                    50,596        26,723
Deferred policy acquisition costs                                           327,832       262,895
Accrued investment income                                                    15,782        17,275
Reinsurance recoverables                                                    870,122       522,762
Receivables from parents and affiliates                                      29,221        23,148
Deferred sales inducements                                                   70,728        48,101
Income taxes                                                                 33,557             -
Other assets                                                                  9,131         8,830
Separate account assets                                                   8,373,780     6,258,008
                                                                     -------------- -------------
   TOTAL ASSETS                                                      $   11,288,479 $   8,828,142
                                                                     ============== =============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                      $    1,221,932 $   1,133,080
Future policy benefits and other policyholder liabilities                   825,869       691,967
Cash collateral for loaned securities                                         2,134        17,012
Securities sold under agreements to repurchase                                    -         3,216
Income taxes                                                                      -        23,178
Short-term debt to affiliates                                                24,000        26,000
Long-term debt to affiliates                                                 85,000        44,000
Payables to parent and affiliates                                             2,383         2,267
Other liabilities                                                            83,541        67,081
Separate account liabilities                                              8,373,780     6,258,008
                                                                     -------------- -------------
   TOTAL LIABILITIES                                                     10,618,639     8,265,809
                                                                     -------------- -------------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and
 outstanding)                                                                 2,000         2,000
Additional paid-in capital                                                  211,049       207,928
Retained earnings                                                           409,342       305,281
Accumulated other comprehensive income                                       47,449        47,124
                                                                     -------------- -------------
   TOTAL EQUITY                                                             669,840       562,333
                                                                     -------------- -------------
   TOTAL LIABILITIES AND EQUITY                                      $   11,288,479 $   8,828,142
                                                                     ============== =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

           Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                      2012           2011            2010
                                                                                 -------------- --------------- --------------
REVENUES
Premiums                                                                         $       14,133 $        15,305 $       14,733
Policy charges and fee income                                                           146,460         113,472         53,611
Net investment income                                                                    79,655          77,556         77,044
Asset administration fees                                                                29,462          21,630         11,084
Other income                                                                              4,418           3,253          4,915
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                         (3,852)         (7,483)       (21,164)
  Other-than-temporary impairments on fixed maturity securities transferred to
   Other comprehensive income                                                             2,382           7,215         18,612
  Other realized investment gains (losses), net                                          11,947       (109,788)         59,567
                                                                                 -------------- --------------- --------------
        Total realized investment gains (losses), net                                    10,477       (110,056)         57,015
                                                                                 -------------- --------------- --------------
  TOTAL REVENUES                                                                        284,605         121,160        218,402
                                                                                 -------------- --------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                  35,689          27,226          (198)
Interest credited to policyholders' account balances                                     31,952          62,222         37,125
Amortization of deferred policy acquisition costs                                         7,145          90,046          8,662
General, administrative and other expenses                                               66,552          50,061         41,997
                                                                                 -------------- --------------- --------------
  TOTAL BENEFITS AND EXPENSES                                                           141,338         229,555         87,586
                                                                                 -------------- --------------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                       143,267       (108,395)        130,816
                                                                                 -------------- --------------- --------------

  Income taxes:
    Current                                                                              64,255           (715)         23,841
    Deferred                                                                           (25,049)        (47,893)         15,967
                                                                                 -------------- --------------- --------------
Total income tax expense (benefit)                                                       39,206        (48,608)         39,808
                                                                                 -------------- --------------- --------------
NET INCOME (LOSS)                                                                $      104,061 $      (59,787) $       91,008
                                                                                 -------------- --------------- --------------

Other comprehensive income (loss), before tax:
    Foreign currency translation adjustments                                                 33            (32)           (34)
     Unrealized investment gains (losses) for the period                                 12,645          21,317         19,876
     Reclassification adjustment for (gains) losses included in net income             (12,176)           6,397          6,670
                                                                                 -------------- --------------- --------------
    Net unrealized investment gains (losses)                                                469          27,714         26,546
                                                                                 -------------- --------------- --------------
Other comprehensive income (loss), before tax:                                              502          27,682         26,512
    Less: Income tax expense (benefit) related to:
     Foreign currency translation adjustments                                                12            (11)           (12)
     Net unrealized investment gains (losses)                                               165           9,700          9,291
                                                                                 -------------- --------------- --------------
       Total                                                                                177           9,689          9,279
Other comprehensive income (loss), net of tax:                                              325          17,993         17,233
                                                                                 -------------- --------------- --------------
COMPREHENSIVE INCOME (LOSS)                                                      $      104,386 $      (41,794) $      108,241
                                                                                 ============== =============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                             Statements of Equity
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                               Accumulated
                                                                                                  Other
                                                                   Additional                  Comprehensive
                                                        Common      Paid-in       Retained        Income
                                                        Stock       Capital      Earnings         (Loss)        Total Equity
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2009                             $  2,000   $  168,998    $  332,718       $  9,936       $  513,652
Impact of adoption of accounting changes                      -            -       (58,658)         1,962          (56,696)
Affiliated asset transfers                                    -          744             -              -              744
Comprehensive income (loss):
  Net income (loss)                                           -            -        91,008              -           91,008
  Other comprehensive income (loss), net of tax               -            -             -         17,233           17,233
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  108,241
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2010                             $  2,000   $  169,742    $  365,068       $ 29,131       $  565,941
Contributed Capital                                           -       38,000             -              -           38,000
Affiliated asset transfers                                    -          186             -              -              186
Comprehensive income (loss):
  Net income (loss)                                           -            -       (59,787)             -          (59,787)
  Other comprehensive income (loss), net of tax               -            -             -         17,993           17,993
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  (41,794)
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2011                             $  2,000   $  207,928    $  305,281       $ 47,124       $  562,333
Contributed/distributed capital- parent/child asset
 transfers                                                    -        3,121             -              -            3,121
Comprehensive income (loss):
  Net income (loss)                                           -            -       104,061              -          104,061
  Other comprehensive income (loss), net of tax               -            -             -            325              325
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  104,386
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2012                             $  2,000   $  211,049    $  409,342       $ 47,449       $  669,840
                                                       ========   ===========   ==========    ==============   =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                           Statements of Cash Flows
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
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                                                                         2012         2011         2010
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income                                                            $   104,061  $  (59,787)  $    91,008
Adjustments to reconcile net income to net cash provided by
 operating activities:
 Policy charges and fee income                                           (12,488)     (25,622)     (13,636)
 Interest credited to policyholders' account balances                      31,952       62,222       37,125
 Realized investment (gains) losses, net                                 (10,477)      110,056     (57,015)
 Amortization and other non-cash items                                    (9,959)      (2,359)      (3,906)
 Change in:
   Future policy benefits and other insurance liabilities                 132,050       93,600       90,575
   Reinsurance recoverables                                             (101,575)    (127,939)     (97,731)
   Accrued investment income                                                (247)        (910)          468
   Receivables from parent and affiliates                                 (6,045)        2,213      (6,108)
   Payables to parent and affiliates                                          115      (3,569)        1,643
   Deferred policy acquisition costs                                     (83,684)         (25)     (61,853)
   Income taxes payable                                                  (12,047)     (73,506)       10,966
   Deferred sales inducements                                            (19,219)     (22,392)     (21,594)
   Other, net                                                             (2,598)     (13,260)       15,508
                                                                     ------------ ------------ ------------
Cash flows from (used in) operating activities                        $     9,839  $  (61,278)  $  (14,550)
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                 $   156,250  $   171,016  $   211,850
 Short-term investments                                                    13,568       21,230       42,060
 Policy loans                                                              18,879       20,142       17,827
 Ceded policy loans                                                         (337)            -            -
 Commercial mortgage and other loans                                       39,474       27,533       28,189
 Other long-term investments                                                2,115        1,373        1,591
 Equity securities, available for sale                                      2,660          474        2,000
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                   (143,093)    (293,216)    (190,281)
 Short-term investments                                                  (14,725)     (14,899)     (21,491)
 Policy loans                                                            (21,058)     (14,130)     (15,966)
 Ceded policy loans                                                         6,890            -            -
 Commercial mortgage and other loans                                     (66,362)     (75,298)     (41,700)
 Other long-term investments                                             (12,164)      (7,533)      (8,609)
 Equity securities, available for sale                                    (2,508)      (1,347)        (158)
 Notes receivable from parent and affiliates, net                           (248)        1,334       13,926
 Other                                                                      (103)           24          320
                                                                     ------------ ------------ ------------
Cash flows from (used in) investing activities                        $  (20,762)  $ (163,297)  $    39,558
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                      $   215,909  $   159,318      171,435
 Ceded policyholders' account deposits                                   (79,417)            -            -
 Policyholders' account withdrawals                                     (123,185)     (83,438)    (151,600)
 Ceded policyholders' account withdrawals                                   1,436            -            -
 Net change in securities sold under agreement to repurchase and
   cash collateral for loaned securities                                 (18,094)       16,859     (29,304)
 Contributed capital                                                            -       38,000           10
 Affiliated asset transfers                                                     -          186            -
 Net change in financing arrangements (maturities 90 days or less)       (13,000)       26,000            -
 Drafts outstanding                                                         (853)     (37,588)       39,811
 Net change in long-term borrowing                                         52,000       44,000            -
                                                                     ------------ ------------ ------------
Cash flows from (used in) financing activities                        $    34,796  $   163,337  $    30,352
                                                                     ------------ ------------ ------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                       23,873     (61,238)       55,360
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               26,723       87,961       32,601
                                                                     ------------ ------------ ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $    50,596  $    26,723  $    87,961
                                                                     ============ ============ ============
SUPPLEMENTAL CASH FLOW INFORMATION
 Income taxes paid                                                    $    97,799  $    25,000  $    28,842
 Interest paid                                                        $     1,683  $        98  $         4

Significant Non Cash Transactions

Cash Flows from Investing Activities in the December 31, 2012 Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and Prudential Arizona Reinsurance Universal Company, or PAR U, an affiliate (See Note 13). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial Inc., the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         Notes to Financial Statements
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1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the ("Company"), is a wholly owned subsidiary of the Pruco Life Insurance Company, or ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). The Company is licensed to sell life insurance and annuities, primarily through third party distributors, in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable and fixed annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities.

Basis of Presentation

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of estimated gross profits, estimated gross margins, or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (periods ranging from 30 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offers various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 7 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than variable and interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC.A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2012, and from 1.00% to 8.25% at December 31, 2011.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Asset Administration Fees

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used in a non-broker-dealer capacity to manage the interest rate and currency characteristics of assets or liabilities and to mitigate volatility of expected non-U.S. earnings. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of non-broker-dealer related derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company entered into a new coinsurance agreement with an affiliate, PAR U, effective July 1, 2011. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within the Company. The settlement feature of this agreement was accounted for as a derivative (See Note 13).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs", and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:
---------------------------------
                                                      December 31, 2011
                                        ---------------------------------------------

                                        As Previously     Effect of     As Currently
                                        Reported (1)       Change       Reported (1)
                                        ---------------------------------------------
                                                       (in thousands)
Deferred policy acquisition costs       $      354,167 $      (91,272) $      262,895
TOTAL ASSETS                                 8,919,414        (91,272)      8,828,142

Policyholders' account balances              1,132,897             183      1,133,080
Income taxes payable                            55,188        (32,010)         23,178
TOTAL LIABILITIES                            8,297,636        (31,827)      8,265,809

Retained earnings                              370,352        (65,071)        305,281
Accumulated other comprehensive income          41,498           5,626         47,124
TOTAL EQUITY                                   621,778        (59,445)        562,333
TOTAL LIABILITIES AND EQUITY            $    8,919,414 $      (91,272) $    8,828,142

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Operations:
-------------------------
                                                           Year Ended December 31, 2011
                                                   ---------------------------------------------

                                                    As Previously    Effect of    As Currently
                                                    Reported (1)      Change      Reported (1)
                                                   ---------------------------------------------
                                                                  (in thousands)
REVENUES
Policy charges and fee income                      $       113,444 $          28 $       113,472
  Total revenues                                           121,132            28         121,160
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs          105,101      (15,055)          90,046
General, administrative and other expenses                  35,785        14,276          50,061
  Total benefits and expenses                              230,334         (779)         229,555
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES        (109,202)           807       (108,395)
Income tax expense (benefit)                              (48,891)           283        (48,608)
NET INCOME (LOSS)                                  $      (60,311) $         524 $      (59,787)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Statements of Operations:
-------------------------
                                                           Year Ended December 31, 2010
                                                   ---------------------------------------------

                                                   As Previously     Effect of     As Currently
                                                   Reported (1)       Change       Reported (1)
                                                   ---------------------------------------------
                                                                  (in thousands)
REVENUES
Policy charges and fee income                      $       53,446 $          165  $       53,611
  Total revenues                                          218,237            165         218,402
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs          12,821         (4,159)          8,662
General, administrative and other expenses                 27,002         14,995          41,997
  Total benefits and expenses                              76,750         10,836          87,586
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES         141,487        (10,671)        130,816
Income tax expense (benefit)                               43,542         (3,734)         39,808
NET INCOME (LOSS)                                  $       97,945 $       (6,937) $       91,008

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Cash Flows:
-------------------------
                                                       Year Ended December 31, 2011
-                                                -----------------------------------------

                                                  As Previously  Effect of  As Currently
                                                  Reported (1)    Change    Reported (1)
                                                 -----------------------------------------
                                                              (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                       $      (60,311) $    524  $      (59,787)
Policy charges and fee income                           (25,594)     (28)         (25,622)
Change in:
  Deferred policy acquisition costs                          754    (779)             (25)
  Income taxes payable                                  (73,789)      283         (73,506)
Cash flows from (used in) operating activities   $      (61,278) $      -  $      (61,278)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Cash Flows:
-------------------------
                                                        Year Ended December 31, 2010
                                                ---------------------------------------------
                                                 As Previously     Effect of    As Currently
                                                 Reported (1)       Change      Reported (1)
                                                ---------------------------------------------
                                                               (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                      $        97,945 $       (6,937) $      91,008
Policy charges and fee income                          (13,471)           (165)      (13,636)
Change in:
  Deferred policy acquisition costs                    (72,689)          10,836      (61,853)
  Income taxes payable                                   14,700         (3,734)        10,966
Cash flows from (used in) operating activities  $      (14,550) $             - $    (14,550)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Future Adoption of New Accounting Pronouncements

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. This guidance is not expected to impact the Company's statements of financial position or cash flows. The Company is currently assessing the impact of this guidance on the Company's statements of operations and equity and the notes to financial statements.

3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                   December 31, 2012
                                                         ----------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                         Gross         Gross                       temporary
                                                          Amortized    Unrealized    Unrealized       Fair        impairments
                                                            Cost         Gains         Losses         Value       in AOCI (3)
                                                         ------------ ------------- ------------- -------------- -------------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $     25,681 $       5,627 $           - $       31,308 $           -
Obligations of U.S. states and their political
 subdivisions                                                   2,787           162             -          2,949             -
Foreign government bonds                                       11,523         1,627             -         13,150             -
Public utilities                                               96,733         9,761             -        106,494             -
All other corporate securities                                646,447        58,447           362        704,532           (45)
Asset-backed securities (1)                                    61,578         1,944            95         63,427        (2,278)
Commercial mortgage-backed securities                          70,799         7,433             9         78,223             -
Residential mortgage-backed securities (2)                     61,117         4,871             -         65,988          (331)
                                                         ------------ ------------- ------------- -------------- -------------
 Total fixed maturities, available-for-sale              $    976,665 $      89,872 $         466 $    1,066,071 $      (2,654)
                                                         ============ ============= ============= ============== =============

Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                       $        250 $          69 $           5 $          314
Non-redeemable preferred stocks                                 1,053            14             -          1,067
                                                         ------------ ------------- ------------- --------------
   Total equity securities, available-for-sale           $      1,303 $          83 $           5 $        1,381
                                                         ============ ============= ============= ==============

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $3 million of net unrealized gains on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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                                                                               December 31, 2011 (4)
                                                         -----------------------------------------------------------------
                                                                                                              Other-than-
                                                                          Gross       Gross                    temporary
                                                           Amortized    Unrealized  Unrealized      Fair      impairments
                                                             Cost         Gains       Losses        Value     in AOCI (3)
                                                         ------------- ------------ ----------- ------------- -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $      29,889 $      6,049 $         - $      35,938 $         -
Obligations of U.S. states and their political
 subdivisions                                                    2,793           33           -         2,826
Foreign government bonds                                        20,868        2,163           -        23,031           -
Public utilities                                                97,991        8,842          54       106,779           -
All other corporate securities                                 732,330       57,705         793       789,242         (45)
Asset-backed securities (1)                                     72,050        1,647       2,065        71,632      (3,513)
Commercial mortgage-backed securities                           89,238        6,770           2        96,006           -
Residential mortgage-backed securities (2)                      87,749        6,859         158        94,450        (391)
                                                         ------------- ------------ ----------- ------------- -----------
 Total fixed maturities, available-for-sale              $   1,132,908 $     90,068 $     3,072 $   1,219,904 $    (3,949)
                                                         ============= ============ =========== ============= ===========
Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                       $         405 $          - $        70 $         335
Non-redeemable preferred stocks                                  1,116            1          32         1,085
                                                         ------------- ------------ ----------- -------------
   Total equity securities available-for-sale            $       1,521 $          1 $       102 $       1,420
                                                         ============= ============ =========== =============

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $3 million of net unrealized gains or losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2012, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                          Amortized         Fair
                                            Cost            Value
                                        -------------- ----------------
                                                (in thousands)
Due in one year or less                 $       76,587 $         78,473
Due after one year through five years          268,259          290,501
Due after five years through ten years         241,842          270,451
Due after ten years                            196,483          219,008
Asset-backed securities                         61,578           63,427
Commercial mortgage-backed securities           70,799           78,223
Residential mortgage-backed securities          61,117           65,988
                                        -------------- ----------------
  Total                                 $      976,665 $      1,066,071
                                        ============== ================

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                        2012        2011        2010
                                                                     ----------- ----------- -----------
                                                                               (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                                 $    11,599 $    36,118 $    35,017
 Proceeds from maturities/repayments                                     144,385     135,127     157,785
 Gross investment gains from sales, prepayments, and maturities           13,712       2,614       4,160
 Gross investment losses from sales and maturities                           (1)        (88)        (83)
Equity securities, available-for-sale
 Proceeds from sales                                                 $     2,660 $         2 $         -
 Proceeds from maturities/repayments                                           -         472       2,000
 Gross investment gains from sales                                           146         368         139
 Gross investment losses from sales                                            -           -           -
Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses on fixed
   maturities recognized in earnings (1)                             $   (1,469) $     (268) $   (2,554)
 Writedowns for other-than-temporary impairment losses on equity
   securities                                                              (211)       (326)           -

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in OCI. For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                      Year Ended   Year Ended
                                                                     December 31, December 31,
                                                                         2012         2011
                                                                     ------------ ------------
                                                                          (in thousands)
Balance, beginning of period                                          $    3,438   $    6,763
Credit loss impairments previously recognized on securities which
 matured, paid down, prepaid or were sold during the period              (1,039)      (3,643)
Credit loss impairments previously recognized on securities
 impaired to fair value during the period (1)                                  -            -
Credit loss impairment recognized in the current period on
 securities not previously impaired                                            -            -
Additional credit loss impairments recognized in the current period
 on securities previously impaired                                            70          268
Increases due to the passage of time on previously recorded credit
 losses                                                                      165          323
Accretion of credit loss impairments previously recognized due to
 an increase in cash flows expected to be collected                        (223)        (273)
                                                                      ----------   ----------
Balance, end of period                                                $    2,411   $    3,438
                                                                      ==========   ==========

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets

The following table sets forth the composition of trading account assets, at fair value as of the dates indicated:

                             December 31, 2012           December 31, 2011
                        --------------------------- ---------------------------
                          Amortized       Fair        Amortized       Fair
                            Cost          Value         Cost          Value
                        ------------- ------------- ------------- -------------
Trading account assets                      (in thousands)
Equity securities (1)   $       1,695 $       1,390 $       1,695 $       1,569
                        ============= ============= ============= =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.2) million of losses, ($0.1) million of losses and $0.0 million during the years ended December 31, 2012, 2011 and 2010, respectively.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                            December 31, 2012            December 31, 2011
                                                                       --------------------------  ----------------------------
                                                                           Amount                      Amount
                                                                       (in thousands)  % of Total  (in thousands)   % of Total
                                                                       -------------- -----------  -------------- -------------
Commercial mortgage and other loans by property type:
Industrial                                                             $      36,691         16.5% $      42,883           18.5%
Retail                                                                        64,591         29.0         55,215           23.8
Apartments/Multi-Family                                                       60,663         27.2         37,689           16.3
Office                                                                        18,534          8.3         26,100           11.3
Hospitality                                                                    9,742          4.4         14,475            6.2
Other                                                                         12,211          5.5         37,150           16.1
                                                                       -------------  -----------  -------------  -------------
Total commercial mortgage loans                                              202,432         90.9        213,512           92.2
Agricultural property loans                                                   20,458          9.1         18,098            7.8
                                                                       -------------  -----------  -------------  -------------
Total commercial mortgage and agricultural loans by property type            222,890        100.0%       231,610          100.0%
                                                                                      ===========                 =============
  Valuation allowance                                                         (1,162)                     (1,410)
                                                                       -------------               -------------
Total net commercial and agricultural mortgage loans by property type  $     221,728               $     230,200
                                                                       =============               =============

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in New York (14%), Florida (13%), and Texas (13%) at December 31, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans for the years ended December 31, is as follows:

                                                December 31, 2012 December 31, 2011 December 31, 2010
                                                ----------------- ----------------- -----------------
                                                                   (in thousands)
Allowance for losses, beginning of year           $      1,410      $      1,409      $      2,379
Addition to / (release of) allowance of losses           (248)                 1             (970)
                                                  ------------      ------------      ------------
Allowance for losses, end of year (1)             $      1,162      $      1,410      $      1,409
                                                  ============      ============      ============

(1)Agricultural loans represent $0.03 million, $0.02 million, and $0.02 million of the ending allowance at December 31, 2012, 2011 and 2010, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31:

                                                                             December 31, 2012 December 31, 2011
                                                                             -----------------------------------
                                                                                         Total Loans
                                                                             -----------------------------------
                                                                                       (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                      $          -      $          -
Ending balance: collectively evaluated for impairment (2)                             1,162             1,410
                                                                               ------------      ------------
Total ending balance                                                           $      1,162      $      1,410
                                                                               ============      ============
Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)    $          -      $          -
Ending balance gross of reserves: collectively evaluated for impairment (2)         222,890           231,612
                                                                               ------------      ------------
Total ending balance, gross of reserves                                        $    222,890      $    231,612
                                                                               ============      ============

(1)There were no agricultural loans individually evaluated for impairments at December 31, 2012 and 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $20 million and $18 million with no related allowances at December 31, 2012 and 2011, respectively.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of both December 31, 2012 and 2011, there were no impaired commercial mortgage loans identified in management's specific review.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both December 31, 2012 and 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2012 and 2011, 98% of the $218 million recorded investment and 94% of the $232 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2012 and 2011, 98% and 99% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2012, approximately $4 million or 2% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both December 31, 2012 and 2011, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status totaled $0 million and $3.2 million as of December 31, 2012 and 2011, respectively, and were primarily related to Hospitality. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2012 and 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company has no outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

As of December 31, 2012, there were no additional funds the Company has committed to provide to borrowers involved in a troubled debt restructuring.

Other Long-Term Investments

"Other long-term investments" are comprised as follows at December 31:

                                                     2012         2011
                                                 ------------ ------------
                                                      (in thousands)
      Company's investment in Separate accounts  $      1,765 $      1,662
      Joint ventures and limited partnerships          27,309       20,725
      Derivatives                                      12,238        6,688
                                                 ------------ ------------
      Total other long-term investments          $     41,312 $     29,075
                                                 ============ ============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2012         2011         2010
                                             -----------  -----------  -----------
                                                         (in thousands)
Fixed maturities, available-for-sale         $    56,024  $    57,285  $    57,502
Equity securities, available-for-sale                 11           12          148
Trading account assets                                15           11            -
Commercial mortgage and other loans               13,503       12,187       11,264
Policy loans                                       9,626        9,503        9,363
Short-term investments and cash equivalents           80           85          129
Other long-term investments                        4,012        1,718        1,691
                                             -----------  -----------  -----------
Gross investment income                           83,271       80,801       80,097
Less: investment expenses                         (3,616)      (3,245)      (3,053)
                                             -----------  -----------  -----------
  Net investment income                      $    79,655  $    77,556  $    77,044
                                             ===========  ===========  ===========

Carrying value for non-income producing assets included in fixed maturities totaled $0.5 million as of December 31, 2012. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                  2012             2011            2010
                                             --------------  ---------------  --------------
                                                             (in thousands)
Fixed maturities                              $      12,242   $        2,257   $       1,523
Equity securities                                       (66)              42             139
Commercial mortgage and other loans                   3,926               (1)            970
Short-term investments and cash equivalents               -                -               5
Joint ventures and limited partnerships                   -              (44)              -
Derivatives                                          (5,625)        (112,310)         54,378
                                             --------------  ---------------  --------------
  Realized investment gains (losses), net     $      10,477   $     (110,056)  $      57,015
                                             ==============  ===============  ==============

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                                Deferred                                        Income (Loss)
                                                                 Policy                          Deferred       Related To Net
                                            Net Unrealized     Acquisition    Policy Holder     Income Tax        Unrealized
                                            Gains (Losses)      Costs and        Account        (Liability)       Investment
                                            on Investments     Other Costs      Balances          Benefit       Gains (Losses)
                                           ---------------    ------------    -------------    -------------    --------------
                                                                             (in thousands)
Balance, December 31, 2009                  $       (5,981)    $     3,653     $     (1,383)    $      1,299     $     (2,412)
Cumulative effect of adoption of
 accounting principle                                    -            (765)               5              266             (494)
Net investment gains (losses) on
 investments arising during the period                (821)              -                -              287             (534)
Reclassification adjustment for (gains)
 losses included in net income                       2,504               -                -             (876)           1,628
Reclassification adjustment for OTTI
 losses excluded from net income(1)                    (11)              -                -                4               (7)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,040)               -              364             (676)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              594             (208)             386
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2010                  $       (4,309)    $     1,848     $       (784)    $      1,136     $     (2,109)
                                           ---------------    ------------    -------------    -------------    -------------
Net investment gains (losses) on
 investments arising during the period                 843               -                -             (295)             548
Reclassification adjustment for (gains)
 losses included in net income                       2,049               -                -             (717)           1,332
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,109)               -              388             (721)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              642             (225)             417
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2011                  $       (1,417)    $       739     $       (142)    $        287     $       (533)
                                           ---------------    ------------    -------------    -------------    -------------
Net investment gains (losses) on
 investments arising during the period                 873               -                -             (306)             567
Reclassification adjustment for (gains)
 losses included in net income                         880               -                -             (308)             572
Reclassification adjustment for OTTI
 losses excluded from net income(1)                   (106)              -                -               37              (69)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -            (644)               -              225             (419)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              306             (107)             199
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2012                  $          230     $        95     $        164     $       (172)    $        317
                                           ===============    ============    =============    =============    =============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                               Deferred                                         Income (Loss)
                                           Net Unrealized       Policy            Policy         Deferred       Related To Net
                                           Gains (Losses)     Acquisition         Holder        Income Tax        Unrealized
                                                 on            Costs and         Account        (Liability)       Investment
                                           Investments(1)     Other Costs        Balances         Benefit       Gains (Losses)
                                           --------------    -------------    -------------    -------------    --------------
                                                                              (in thousands)
Balance, December 31, 2009                  $      32,279     $    (19,652)    $      6,270     $     (6,615)    $      12,282
Cumulative effect of adoption of
 accounting principle                                   -            3,797              (21)          (1,321)            2,455
Net investment gains (losses) on
 investments arising during the period             24,868                -                -           (8,704)           16,164
Reclassification adjustment for (gains)
 losses included in net income                      4,166                -                -           (1,458)            2,708
Reclassification adjustment for OTTI
 losses excluded from net income(2)                    11                -                -               (4)                7
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (8,437)               -            2,953            (5,484)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -            4,712           (1,649)            3,063
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2010                  $      61,324     $    (24,292)    $     10,961     $    (16,798)    $      31,195
                                           --------------    -------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period             23,930                -                -           (8,375)           15,555
Reclassification adjustment for (gains)
 losses included in net income                      4,348                -                -           (1,522)            2,826
Reclassification adjustment for OTTI
 losses excluded from net income(2)                     -                -                -                -                 -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (7,406)               -            2,592            (4,814)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -            4,418           (1,546)            2,872
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2011                  $      89,602     $    (31,698)    $     15,379     $    (25,649)    $      47,634
                                           --------------    -------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period             13,098                -                -           (4,584)            8,514
Reclassification adjustment for (gains)
 losses included in net income                    (13,056)               -                -            4,570            (8,486)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                   106                -                -              (37)               69
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -            5,389                -           (1,886)            3,503
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -           (6,378)           2,232            (4,146)
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2012                  $      89,750     $    (26,309)    $      9,001     $    (25,354)    $      47,088
                                           ==============    =============    =============    =============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2012            2011            2010
                                                                     --------------  --------------  --------------
                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized   $         230   $      (1,417)  $      (4,309)
Fixed maturity securities, available-for-sale--all other                     89,176          88,414          61,195
Equity securities, available-for-sale                                            78            (100)           (227)
Derivatives designated as cash flow hedges (1)                               (1,327)           (630)         (1,100)
Other investments                                                             1,823           1,918           1,456
                                                                     --------------  --------------  --------------
Net unrealized gains (losses) on investments                          $      89,980   $      88,185   $      57,015
                                                                     ==============  ==============  ==============

(1)See Note 11 for more information on cash flow hedges.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

                                                                                 December 31, 2012
                                                   ------------------------------------------------------------------------------
                                                    Less than twelve months    Twelve months or more             Total
                                                   ------------------------- ------------------------- --------------------------
                                                                    Gross                     Gross                      Gross
                                                                  Unrealized                Unrealized                 Unrealized
                                                     Fair Value    Losses      Fair Value    Losses      Fair Value     Losses
                                                   ------------- ----------- ------------- ----------- -------------- -----------
                                                                                   (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $          -  $        -  $          -  $        -  $           -  $        -
Obligations of U.S. states and their political
 subdivisions                                                  -           -             -           -              -           -
Foreign government bonds                                       -           -             -           -              -           -
Corporate securities                                      20,938         241         1,014         121         21,952         362
Commercial mortgage-backed securities                          -           -           484           9            484           9
Asset-backed securities                                    2,500           8           569          87          3,069          95
Residential mortgage-backed securities                         -           -             -           -              -           -
                                                   ------------- ----------- ------------- ----------- -------------- -----------
 Total                                              $     23,438  $      249  $      2,067  $      217  $      25,505  $      466
                                                   ============= =========== ============= =========== ============== ===========

Equity securities, available-for-sale               $         25  $        5  $          -  $        -  $          25  $        5
                                                   ============= =========== ============= =========== ============== ===========

                                                                                 December 31, 2011
                                                   ------------------------------------------------------------------------------
                                                    Less than twelve months    Twelve months or more             Total
                                                   ------------------------- ------------------------- --------------------------
                                                                    Gross                     Gross                      Gross
                                                       Fair       Unrealized                Unrealized     Fair        Unrealized
                                                       Value       Losses      Fair Value    Losses        Value        Losses
                                                   ------------- ----------- ------------- ----------- -------------- -----------
                                                                                   (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $          -  $        -  $          -  $        -  $           -  $        -
Obligations of U.S. states and their political
 subdivisions
Corporate securities                                      31,041         670           998         177         32,039         847
Asset-backed securities                                   33,246         285         7,384       1,780         40,630       2,065
Commercial mortgage-backed securities                          -           -         1,051           2          1,051           2
Residential mortgage-backed securities                     4,367         158             -           -          4,367         158
                                                   ------------- ----------- ------------- ----------- -------------- -----------
 Total                                              $     68,654  $    1,113  $      9,433  $    1,959  $      78,087  $    3,072
                                                   ============= =========== ============= =========== ============== ===========
Equity securities, available-for-sale               $        316  $      102  $          -  $        -  $         316  $      102
                                                   ============= =========== ============= =========== ============== ===========

The gross unrealized losses, related to fixed maturities at December 31, 2012 and 2011, are composed of $0.2 million and $1.0 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $0.3 million and $2.0 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2012, none the gross unrealized losses represented declines in value of greater than 20%, as compared to $1.6 million at December 31, 2011, that represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months. At December 31, 2012, the $0.2 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and corporate securities. At December 31, 2011, the $2.0 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2012 or 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2012, none of the gross unrealized losses related to equity securities, represented declines in value of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2011, $0.1 million of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2012 or 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                       2012        2011
                                                    ----------- -----------
                                                        (in thousands)
     Fixed maturity securities, available-for-sale  $     2,075 $    19,670
                                                    ----------- -----------
     Total securities pledged                       $     2,075 $    19,670
                                                    =========== ===========

As of December 31, 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $2.1 million. Of this amount, $0.0 million was "Securities sold under agreements to repurchase" and $2.1 million was "Cash collateral for loaned securities. As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $20.2 million. Of this amount, $3.2 million was "Securities sold under agreements to repurchase" and $17.0 million was "Cash collateral for loaned securities."

Fixed maturities of $3.9 million and $0.5 million at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the years ended December 31, are as follows:

                                                                               2012          2011         2010
                                                                          -------------- ------------ ------------
                                                                                       (in thousands)
Balance, beginning of year                                                $      262,895 $    271,179 $    218,756
Capitalization of commissions, sales and issue expenses                           90,829       90,072       70,516
Amortization- Impact of assumption and experience unlocking and true-ups           1,044        (983)       13,484
Amortization- All other                                                          (8,189)     (89,063)     (22,147)
Change in unrealized investment gains and losses                                   4,870      (8,310)      (9,430)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                      (23,616)            -            -
                                                                          -------------- ------------ ------------
Balance, end of year                                                      $      327,832 $    262,895 $    271,179
                                                                          ============== ============ ============

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreement (see Note 13).

Ceded capitalization was $33 million, $19 million and $29 million in 2012, 2011 and 2010, respectively. Ceded amortization amounted to $11 million, $7 million and $9 million in 2012, 2011 and 2010, respectively. The ceded portion of the impact of changes in unrealized gains (losses) increased the deferred acquisition cost asset $24 million in 2012.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                  2012         2011
                                              ------------ ------------
                                                   (in thousands)
         Life insurance                       $    694,076 $    602,884
         Individual annuities                        7,057        6,744
         Policy claims and other liabilities       124,736       82,339
                                              ------------ ------------
         Total future policy benefits         $    825,869 $    691,967
                                              ============ ============

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50%.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of the present value range from 1.65% to 7.25%, with 0% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed more fully in Note 7. The interest rates used in the determination of the present values range from 0.53% to 6.20%.

Policyholders' Account Balances

Policyholders' account balances at December 31 are as follows:

                                            2012           2011
                                       -------------- --------------
                                              (in thousands)
Interest-sensitive life contracts      $      876,585 $      794,528
Individual annuities                          196,432        207,149
Guaranteed interest accounts                   36,109         38,125
Other                                         112,806         93,278
                                       -------------- --------------
Total policyholders' account balances  $    1,221,932 $    1,133,080
                                       ============== ==============

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive contracts range from 3.00% to 4.95%. Interest crediting rates for individual annuities range from 1.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 5.25%. Interest crediting rates range from 0.50% to 3.50% for other.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR U, and PAR TERM, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life.

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                      2012         2011         2010
                                                                  ------------ ------------ ------------
Premiums                                                          $    174,418 $    167,113 $    164,009
Reinsurance ceded                                                    (160,285)    (151,808)    (149,276)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     14,133 $     15,305 $     14,733
                                                                  ============ ============ ============
Direct policy charges and fees                                    $    206,296 $    161,829 $    120,146
Reinsurance ceded                                                     (59,836)     (48,357)     (66,535)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $    146,460 $    113,472 $     53,611
                                                                  ============ ============ ============
Policyholders' benefits ceded                                     $    105,170 $    100,442 $     95,634
                                                                  ============ ============ ============
Realized capital gains (losses) net, associated with derivatives  $    (1,620) $   (26,567) $      (407)
                                                                  ============ ============ ============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Realized investment gains and losses include the reinsurance of certain of the Company's embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company's Statements of Financial Position at December 31, were as follows:

                                                    2012         2011
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated        $    783,374 $    467,687
      Domestic individual annuities-affiliated        85,203       53,696
      Domestic life insurance-unaffiliated             1,545        1,379
                                                ------------ ------------
                                                $    870,122 $    522,762
                                                ============ ============

Substantially all reinsurance contracts are with affiliates as of December 31, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                2012          2011          2010
                                           -------------- ------------- -------------
                                                         (in thousands)
Gross life insurance face amount in force  $  101,793,986 $  97,879,303 $  96,896,483
Reinsurance ceded                            (92,025,256)  (88,113,164)  (86,500,898)
                                           -------------- ------------- -------------
Net life insurance face amount in force    $    9,768,730 $   9,766,139 $  10,395,585
                                           ============== ============= =============

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2012 and 2011, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                           December 31, 2012                  December 31, 2011
                                  ----------------------------------- ----------------------------------
                                  In the Event of  At Annuitization / In the Event of At Annuitization /
                                       Death        Accumulation (1)       Death       Accumulation (1)
                                  ---------------- ------------------ --------------- ------------------
                                                              (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                     $      4,511,432   $          N/A   $    2,989,255    $          N/A
Net amount at risk                $         10,272   $          N/A   $       72,823    $          N/A
Average attained age of
 contractholders                                60              N/A               74               N/A
Minimum return or contract value
Account value                     $      1,653,925   $    5,523,025   $    1,290,856    $    3,691,282
Net amount at risk                $         25,195   $      171,890   $       91,715    $      249,224
Average attained age of
 contractholders                                64               60               72                59
Average period remaining until
 earliest expected annuitization               N/A       0.15 years              N/A        0.63 years

(1)Includes income and withdrawal benefits as described herein

                                                                     December 31, 2012 December 31, 2011
                                                                     ----------------- -----------------
                                                                            In the Event of Death
                                                                     -----------------------------------
                                                                               (in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                $      643,930    $      576,747
General account value                                                 $      298,222    $      217,849
Net amount at risk                                                    $    6,992,592    $    6,137,072
Average attained age of contractholders                                     51 years          50 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2012 December 31, 2011
                                ----------------- -----------------
                                          (in thousands)
            Equity funds         $    3,590,658    $    1,913,597
            Bond funds                2,094,693         1,972,145
            Money market funds          296,038           197,699
                                 --------------    --------------
              Total              $    5,981,389    $    4,083,441
                                 ==============    ==============

In addition to the above mentioned amounts invested in separate account investment options, $184.0 million and $196.7 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2012 and 2011, respectively. In 2012, 2011 and 2010 there were no gains or losses on transfers of assets from the general account to a separate account.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                         GMWB/GMIWB/G
                                                   GMDB                        GMIB          MAB           Total
                                    -----------------------------------   --------------------------- ---------------
                                                       Variable Life,
                                                     Variable Universal
                                                      Life & Universal
                                    Variable Annuity        Life               Variable Annuity
                                    ---------------- ------------------   ---------------------------

                                                                     (in thousands)
Balance as of December 31, 2009               $1,484            $17,243   $        1,313    $ (2,412) $        17,628
  Incurred guarantee benefits (1)                217              1,143             (77)     (38,904)        (37,621)
  Paid guarantee benefits                      (861)                  -                -            -           (861)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2010               $  840            $18,386   $        1,236    $(41,316) $      (20,854)
  Incurred guarantee benefits (1)              1,248              6,053              318      118,312         125,931
  Paid guarantee benefits                      (683)                  -                -            -           (683)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2011               $1,405            $24,439   $        1,554    $  76,996 $       104,394
  Incurred guarantee benefits (1)              1,566              8,864              736       39,676          50,842
  Paid guarantee benefits                      (360)              (224)                -            -           (584)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2012               $2,611            $33,079   $        2,290    $ 116,672 $       154,652
                                    ================ ==================   ============== ============ ===============

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through defined annual payments. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                2012                  2011                  2010
                                                        -----------------------------------------------------------------

                                                                                 (in thousands)

Balance, beginning of year                              $              48,101 $              51,106 $              30,265
Capitalization                                                         19,219                22,596                21,594
Amortization- Impact of assumption and experience
 unlocking and true-ups                                                 4,488               (2,290)                   874
Amortization- All other                                                 (956)              (23,105)               (1,579)
Change in unrealized investment gains (losses)                          (124)                 (206)                  (48)
                                                        --------------------- --------------------- ---------------------
Balance, end of year                                    $              70,728 $              48,101 $              51,106
                                                        ===================== ===================== =====================

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $66 million, $13 million, and $52 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory surplus of the Company amounted to $465 million and $260 million at December 31, 2012 and 2011, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $59 million capacity to pay a dividend in 2013 without prior approval. The Company did not pay any dividends in 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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9. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                   2012              2011             2010
                                                             ----------------- ---------------- -----------------

                                                                                (in thousands)
Current tax expense (benefit):
  U.S.                                                        $         64,255  $         (715)  $         23,841
                                                             ----------------- ---------------- -----------------
  Total                                                                 64,255            (715)            23,841
                                                             ----------------- ---------------- -----------------

Deferred tax expense (benefit):
  U.S.                                                                (25,049)         (47,893)            15,967
                                                             ----------------- ---------------- -----------------
  Total                                                               (25,049)         (47,893)            15,967
                                                             ----------------- ---------------- -----------------

Total income tax expense on continuing operations                       39,206         (48,608)            39,808
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                        177            9,689             9,279
  Additional paid-in capital                                             1,680              100                 -
                                                             ----------------- ---------------- -----------------
Total income tax expense (benefit) on continuing operations   $         41,063  $      (38,819)  $         49,087
                                                             ================= ================ =================

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $143.3 million, ($108.4) million and $130.8 million, and no income from foreign operations for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                              2012             2011             2010
                                                                         -------------------------------------------------

                                                                                          (in thousands)

Expected federal income tax expense (benefit)                            $        50,144 $        (37,938)          45,784
Non-taxable investment income                                                    (9,794)           (7,885)         (4,449)
Tax credits                                                                      (1,249)           (1,368)           (362)
Other                                                                                105           (1,417)         (1,165)
                                                                         --------------- ----------------- ---------------
Total income tax expense (benefit) on income from continuing operations  $        39,206 $        (48,608) $        39,808
                                                                         =============== ================= ===============

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2012                2011
                                        --------------------------------------
                                                    (in thousands)
 Deferred tax assets
   Insurance reserves                    $          113,710  $          47,597
   Investments                                            -              4,696
   Other                                                766                929
                                        ------------------- ------------------
   Deferred tax assets                   $          114,476  $          53,222
                                        =================== ==================

 Deferred tax liabilities
   Deferred policy acquisition costs     $           72,040  $          46,444
   Net unrealized gains on securities                31,957             31,085
   Deferred annuity bonus                            24,755             16,835
   Investments                                        3,676                  -
                                        ------------------- ------------------
   Deferred tax liabilities              $          132,428  $          94,364
                                        ------------------- ------------------
 Net deferred tax asset (liability)      $         (17,952)  $        (41,142)
                                        =================== ==================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2012, and 2011.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                             2012        2011         2010
                                                                                          ---------- ------------ ------------
                                                                                                     (in thousands)

Balance at January 1,                                                                     $      113 $      1,619 $      2,796
(Decreases) in unrecognized tax benefits                                                           -      (1,506)      (1,177)
Settlement with taxing authorities                                                             (113)            -            -
                                                                                          ------------------------------------
Balance at December 31,                                                                   $        - $        113 $      1,619
                                                                                          ====================================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate           -            -        1,489
                                                                                          ====================================

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the financial statements for tax-related interest and penalties for the years ended
December 31, are as follows:

                                                                                              2012         2011        2010
                                                                                          -------------------------------------

                                                                                                     (in thousands)

Interest and penalties recognized in the statements of operations                         $          - $          - $   (1,100)
Interest and penalties recognized in liabilities in the statements of financial position  $          - $          - $        -

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2004 through 2006 tax years will expire in November 2013, unless extended. The Federal statute of limitations for the 2007 through 2008 tax years will expire in December 2013, unless extended. Tax years 2009 through 2011 are still open for IRS examination.

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2011, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2010, 2011 or 2012 results.

For tax years 2007 through 2012, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                              As of December 31, 2012
                                                   ------------------------------------------------------------------------------

                                                      Level 1        Level 2         Level 3       Netting (2)        Total
                                                   ------------- ---------------- -------------- --------------- ----------------

                                                                                   (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies               $           - $         31,308 $            - $               $         31,308
Obligations of U.S. states and their political
 subdivisions                                                  -            2,949              -                            2,949
Foreign government bonds                                       -           13,150              -                           13,150
Corporate securities                                           -          804,953          6,073                          811,026
Asset-backed securities                                        -           45,126         18,301                           63,427
Commercial mortgage-backed securities                          -           78,223              -                           78,223
Residential mortgage-backed securities                         -           65,988              -                           65,988
                                                   ------------- ---------------- -------------- --------------- ----------------
Sub-total                                                      -        1,041,697         24,374                        1,066,071
Trading account assets:
Equity securities                                              -                -          1,390                            1,390
                                                   ------------- ---------------- -------------- --------------- ----------------
 Sub-total                                                     -                -          1,390                            1,390
Equity securities, available for sale:                       250               64          1,067                            1,381
Short-term investments                                     2,226                -              -                            2,226
Cash equivalents                                               -           49,774              -                           49,774
Other long-term investments                                    -           24,328              -        (12,090)           12,238
Reinsurance recoverables                                       -                -         85,166                           85,166
Other assets                                                   -            7,940            998                            8,938
                                                   ------------- ---------------- -------------- --------------- ----------------
Sub-total excluding separate account assets                2,476        1,123,803        112,995        (12,090)        1,227,184
Separate account assets (1)                               21,876        8,345,703          6,201                        8,373,780
                                                   ------------- ---------------- -------------- --------------- ----------------
 Total assets                                      $      24,352 $      9,469,506 $      119,196 $      (12,090) $      9,600,964
                                                   ============= ================ ============== =============== ================
Future policy benefits                                         -                -        116,673               -          116,673
Other liabilities                                              -           12,090              -        (12,090)                -
                                                   ------------- ---------------- -------------- --------------- ----------------
Total liabilities                                  $           - $         12,090 $      116,673 $      (12,090) $        116,673
                                                   ============= ================ ============== =============== ================

                                                                               As of December 31, 2011 (3)
                                                        -------------------------------------------------------------------------
                                                           Level 1       Level 2       Level 3     Netting (2)        Total
                                                        ------------- ------------- ------------- -------------- ----------------
                                                                                     (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                    $           - $      35,938 $           - $              $         35,938
Obligations of U.S. states and their political
 subdivisions                                                       -         2,826             -                           2,826
Foreign government bonds                                            -        23,031             -                          23,031
Corporate securities                                                -       894,266         1,755                         896,021
Asset-backed securities                                             -        53,005        18,627                          71,632
Commercial mortgage-backed securities                               -        96,006             -                          96,006
Residential mortgage-backed securities                              -        94,450             -                          94,450
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total                                                          -     1,199,522        20,382                       1,219,904
Trading account assets:
Equity securities                                                   -             -         1,569                           1,569
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total                                                          -             -         1,569                           1,569
Equity securities, available for sale:                            276             -         1,144                           1,420
Short-term investments                                          1,069             -             -                           1,069
Cash equivalents                                               10,000        14,381             -                          24,381
Other long-term investments                                         -         8,764            18        (2,094)            6,688
Reinsurance recoverables                                            -             -        53,677                          53,677
Other assets                                                        -         8,647             -                           8,647
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total excluding separate account assets                   11,345     1,231,314        76,790        (2,094)        1,317,355
Separate account assets (1)                                   141,133     6,110,880         5,995                       6,258,008
                                                        ------------- ------------- ------------- -------------- ----------------
 Total assets                                           $     152,478 $   7,342,194 $      82,785 $      (2,094) $      7,575,363
                                                        ============= ============= ============= ============== ================
Future policy benefits                                              -             -        76,996              -           76,996
Other liabilities                                                   -         2,094             -        (2,094)                -
                                                        ------------- ------------- ------------- -------------- ----------------
 Total liabilities                                      $           - $       2,094 $      76,996 $      (2,094) $         76,996
                                                        ============= ============= ============= ============== ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
(2) "Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty.
(3) Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2012 and December 31, 2011, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, pay a stated coupon and, a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets are comprised of perpetual preferred stock whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation--models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models (such as Monte Carlo simulation models and other techniques) with some significant unobservable market inputs or inputs (e.g. interest rates, equity indices, dividend yields, etc.) from less actively traded markets(e.g., model-specific input values, including volatility parameters, etc.). Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2012 and December 31, 2011, there were derivatives with the fair value of $0 and $0.018 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values and discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread over LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - There were no transfers between Levels 1 and 2 for the years ended December 31, 2012, 2011 and 2010.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                         As of December 31, 2012
                                                ------------------------------------------
                                                Internal (1)    External (2)     Total
                                                ------------- -------------- -------------
                                                              (in thousands)
Corporate securities                                    5,157         916            6,073
Asset-backed securities                                    56      18,245           18,301
Equity securities                                       1,067       1,390            2,457
Reinsurance Recoverables                               85,166           -           85,166
Commercial mortgage-backed securities                       -         998              998
                                                -------------   ---------    -------------
  Sub-total excluding separate account assets          91,446      21,549          112,995
Separate account assets                                 6,201           -            6,201
                                                -------------   ---------    -------------
  Total assets                                  $      97,647   $  21,549    $     119,196
                                                =============   =========    =============
Future policy benefits                          $     116,673   $       -    $     116,673
                                                -------------   ---------    -------------
  Total liabilities                             $     116,673   $       -    $     116,673
                                                =============   =========    =============

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                                 As of December 31, 2012
                                         -------------------------------------------------------------------------------------

                                                                                                          Range (Weighted
                                         Fair Value    Valuation Techniques     Unobservable Inputs          Average)
                                         ----------- ----------------------  ------------------------ ------------------------
                                                                                     (in thousands)
Assets:
Corporate securities                     $     5,157 Discounted cash flow    Discount rate            $11.50% - 17.50%(13.39%)
-------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables                 $    85,166 Fair values are determined in the same manner as future policy benefits
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits                   $   116,673 Discounted cash flow    Lapse rate (2)                           0% - 14%
                                                                             NPR spread (3)                      0.20% - 1.60%
                                                                             Utilization rate (4)                    70% - 94%
                                                                             Withdrawal rate (5)                    85% - 100%
                                                                             Mortality rate (6)                       0% - 13%
                                                                             Equity Volatility curve                 19% - 34%
-------------------------------------------------------------------------------------------------------------------------------

                                         ------------------
                                         Impact of Increase
                                         in Input on Fair
                                             Value (1)
                                         ------------------

Assets:
Corporate securities                         Decrease
------------------------------------------------------------
Reinsurance recoverables
-------------------------------------------------------------
Liabilities:
Future policy benefits                       Decrease
                                             Decrease
                                             Increase
                                             Increase
                                             Decrease
                                             Increase
------------------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the guaranteed amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(3)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company believes it appropriate to reflect the financial strength ratings of the Company as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company adjusted for any illiquidity risk premium.
(4)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilizing the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contracts. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(5)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(6)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific morality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Statement of Financial Position. As a result, changes in value

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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associated with these investments do not impact the Company's Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Other Invested Assets - Separate account assets include $6.2 million of investments in real estate fund as of December 31, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.3% weighted average) and discount rates, which range from 7.0% to 11.5% (8.3% weighted average).

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation unit oversees the valuation of optional living benefit features of the Company's variable annuity contracts. The valuation unit works with segregated modeling and database administration teams to validate the appropriateness of input data and logic, data flow and implementation.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                                          Year Ended December 31, 2012
                                                                      ------------------------------------------------------
                                                                       Fixed Maturities Available For Sale
                                                                      -------------------------------------
                                                                                                  Commercial     Trading
                                                                                                  mortgage-  Account Assets-
                                                                        Corporate    Asset-Backed   backed       Equity
                                                                        Securities    Securities  securities   Securities
                                                                      -------------  ------------ ---------- ---------------
                                                                                                 (in thousands)
Fair Value, beginning of period assets/(liabilities)                  $       1,755   $  18,627   $       -    $     1,569
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                    (468)         76           -              -
    Asset management fees and other income                                        -           -           -           (179)
    Included in other comprehensive income (loss)                               116         355        (128)             -
  Net investment income                                                           8         337           1              -
  Purchases                                                                   4,704       5,302           -              -
  Sales                                                                         (30)          -           -              -
  Issuances                                                                       -           -           -              -
  Settlements                                                                (1,814)     (6,142)     (2,496)             -
  Transfers into Level 3 (2)                                                  4,826         200       2,623              -
  Transfers out of Level 3 (2)                                               (3,024)       (454)          -              -
                                                                      -------------   ---------   ---------    -----------
Fair Value, end of period assets/(liabilities)                        $       6,073   $  18,301   $       -    $     1,390
                                                                      =============   =========   =========    ===========
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                           $           -   $       -   $       -    $         -
    Asset management fees and other income                            $           -   $       -   $       -    $      (179)
    Interest credited to policyholders' account balances              $           -   $       -   $       -    $         -

                                                                      -------------


                                                                         Equity
                                                                       Securities,
                                                                      Available for
                                                                          Sale
                                                                      -------------

Fair Value, beginning of period assets/(liabilities)                   $     1,144
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                   (122)
    Asset management fees and other income                                       -
    Included in other comprehensive income (loss)                               45
  Net investment income                                                          -
  Purchases                                                                      -
  Sales                                                                          -
  Issuances                                                                      -
  Settlements                                                                    -
  Transfers into Level 3 (2)                                                     -
  Transfers out of Level 3 (2)                                                   -
                                                                       -----------
Fair Value, end of period assets/(liabilities)                         $     1,067
                                                                       ===========
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                            $         -
    Asset management fees and other income                             $         -
    Interest credited to policyholders' account balances               $         -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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                                                                         Year Ended December 31, 2012
                                                ------------------------------------------------------------------------------
                                                  Other Long-
                                                     Term       Reinsurance                        Separate      Future Policy
                                                  Investments   Recoverables   Other Assets   Account Assets (1)   Benefits
                                                --------------  ------------- --------------  ------------------ -------------
                                                                                (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $           18  $      53,677 $            -     $      5,995    $    (76,996)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                (18)         1,491              -                -           (1,562)
    Asset management fees and other income                   -              -              -                -                -
    Interest credited to policyholders'
     account balances                                        -              -              -              206                -
   Included in other comprehensive income
    (loss)                                                   -              -             (2)               -                -
 Net investment income                                       -              -              -                -                -
 Purchases                                                   -         29,997          1,000                -                -
 Sales                                                       -              -              -                -                -
 Issuances                                                   -              -              -                -          (38,115)
 Settlements                                                 -              -              -                -                -
 Transfers into Level 3 (2)                                  -              -              -                -                -
 Transfers out of Level 3 (2)                                -              -              -                -                -
                                                --------------  ------------- --------------     ------------    -------------
Fair Value, end of period
 assets/(liabilities)                           $            -  $      85,165 $          998     $      6,201    $   (116,673)
                                                ==============  ============= ==============     ============    =============
Unrealized gains (losses) for the period
 relating to those Level 3 assets that were
 still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $            -  $       2,126 $            -     $          -    $      (2,670)
    Asset management fees and other income      $            -  $           - $            -     $          -    $           -
    Interest credited to policyholders'
     account balances                           $            -  $           - $            -     $        206    $           -

                                                                     Year Ended December 31, 2011
                                                -----------------------------------------------------------------------
                                                    Fixed Maturities Available For Sale
                                                ------------------------------------------
                                                                               Commercial      Equity
                                                                               Mortgage-     Securities,   Other Long-
                                                 Corporate     Asset-Backed      Backed     Available for     Term
                                                 Securities     Securities     Securities       Sale       Investments
                                                ------------  -------------  -------------  ------------- -------------
                                                                            (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $      3,636  $      16,619  $           -  $        255  $           -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                2              -              -          (516)            18
    Asset management fees and other income                 -              -              -             -              -
   Included in other comprehensive income
    (loss)                                               (96)          (121)             -           398              -
 Net investment income                                    59            256              -             -              -
 Purchases                                             1,300         11,089          5,019         1,000              -
 Sales                                                   (99)             -              -             -              -
 Issuances                                                73              -              -             -              -
 Settlements                                            (148)        (5,251)             -             -              -
 Transfers into Level 3 (2)                              900              -              -         1,536              -
 Transfers out of Level 3 (2)                         (3,872)        (3,965)        (5,019)            -              -
 Other (4)                                                 -              -              -        (1,529)             -
                                                ------------  -------------  -------------  ------------  -------------
Fair Value, end of period
 assets/(liabilities)                           $      1,755  $      18,627  $           -  $      1,144  $          18
                                                ============  =============  =============  ============  =============
Unrealized gains (losses) for the period
 relating to those Level 3 assets that were
 still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $          -  $           -  $           -  $       (454) $           -
    Asset management fees and other income      $          -  $           -  $           -  $          -  $           -
    Interest credited to policyholders'
     account balances                           $          -  $           -  $           -  $          -  $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                          Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------
                                                                                                             Other Trading
                                                                                   Separate                 Account Assets-
                                                      Reinsurance                  Account   Future Policy      Equity
                                                      Recoverables  Other Assets  Assets (1)   Benefits       Securities
                                                     -------------  ------------  ---------- -------------  ---------------
                                                                                 (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      11,108  $      5,888     5,393   $      41,316   $          -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                (25,919)            -         -         (94,684)             -
    Asset management fees and other income                                     -         -               -             40
    Interest credited to policyholders' account
     balances                                                    -                     602               -              -
    Included in other comprehensive income (loss)                -           (13)        -               -              -
   Net investment income                                         -             -         -               -              -
   Purchases                                                68,488           104         -         (23,628)             -
   Sales                                                         -             -         -               -              -
   Issuances                                                     -             -         -               -              -
   Settlements                                                   -             -         -               -              -
   Transfers into Level 3 (2)                                    -             -         -               -              -
   Transfers out of Level 3 (2)                                  -        (5,979)        -               -              -
   Other (4)                                                     -             -         -               -          1,529
                                                     -------------  ------------    ------   -------------   ------------
Fair Value, end of period assets/(liabilities)       $      53,677  $          -    $5,995         (76,996)         1,569
                                                     =============  ============    ======   =============   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $      18,797  $          -    $    -   $     (94,098)  $          -
    Asset management fees and other income           $           -  $          -    $    -   $           -   $          -
    Interest credited to policyholders' account
     balances                                        $           -  $          -    $  602   $           -   $          -

                                                                    Year Ended December 31, 2010
                                                     --------------------------------------------------------------
                                                     Fixed Maturities Available For Sale
                                                     ----------------------------------
                                                                                            Equity
                                                                                          Securities,    Separate
                                                       Corporate         Asset-Backed    Available for   Account
                                                       Securities         Securities         Sale       Assets (1)
                                                      --------------   ---------------   ------------- ------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $        2,398    $        25,259    $      576   $      5,104
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                       8               (139)            -              -
    Asset management fees and other income                        -                  -             -              -
    Interest credited to policyholder account
     balances                                                     -                  -             -            289
   Included in other comprehensive income (loss)                514             (1,258)         (374)             -
 Net investment income                                           34                164             -              -
 Purchases, sales, issuances, and settlements                  (148)             9,049            53              -
 Transfers into Level 3 (2)                                     957                  -             -              -
 Transfers out of Level 3 (2)                                  (127)           (16,456)            -              -
                                                      --------------   ---------------    ----------   ------------
Fair Value, end of period assets/(liabilities)       $        3,636    $        16,619    $      255   $      5,393
                                                      ==============   ===============    ==========   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $           10    $           (41)   $        -   $          -
    Asset management fees and other income           $            -    $             -    $        -   $          -
    Interest credited to policyholders' account
     balances                                        $            -    $             -    $        -   $        289

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                                    Year Ended December 31, 2010
                                                                       -----------------------------------------------------
                                                                                                       Future
                                                                        Reinsurance                    Policy        Other
                                                                        Recoverables  Other Assets    Benefits    Liabilities
                                                                       -------------  ------------  ------------  -----------
                                                                                           (in thousands)
Fair Value, beginning of period assets/(liabilities)                   $      10,153  $      5,886  $      2,412  $      (67)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                     (443)            -        47,655          67
    Asset management fees and other income                                                       -             -           -
   Included in other comprehensive income (loss)                                   -           263             -           -
 Net investment income                                                             -             -             -           -
 Purchases, sales, issuances, and settlements                                  1,398          (261)       (8,751)          -
 Transfers into Level 3 (2)                                                        -             -             -           -
 Transfers out of Level 3 (2)                                                      -             -             -           -
                                                                       -------------  ------------  ------------  ----------
Fair Value, end of period assets/(liabilities)                         $      11,108  $      5,888        41,316           -
                                                                       =============  ============  ============  ==========
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                            $        (303) $          -  $      8,290  $       70
    Asset management fees and other income                             $           -  $          -  $          -  $        -
    Interest credited to policyholders' account balances               $           -  $          -  $          -  $        -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

For the year ended December 31, 2010, the majority of the transfers out of Level 3 for Fixed Maturities Available-for-Sale- Assets-Backed Securities resulted from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages had been becoming increasingly active. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                              December 31, 2012
                                                             ----------------------------------------------------
                                                                                                        Carrying
                                                                            Fair Value                 Amount (1)
                                                             ----------------------------------------- ----------
                                                             Level 1   Level 2    Level 3     Total      Total
                                                             -------- ---------- ---------- ---------- ----------
                                                                                     (in thousands)
Assets:
   Commercial mortgage and other loans                       $      - $        - $  237,932 $  237,932 $  221,728
   Policy loans                                                     -          -    254,824    254,824    173,622
   Cash                                                           822          -          -        822        822
   Accrued investment income                                        -     15,782          -     15,782     15,782
   Other assets                                                     -     25,348          -     25,348     25,170
                                                             -------- ---------- ---------- ---------- ----------
    Total assets                                             $    822 $   41,130 $  492,756 $  534,708 $  437,124
                                                             ======== ========== ========== ========== ==========
Liabilities:
   Policyholders' Account Balances - Investment Contracts           -    119,368     13,900    133,268    134,119
   Cash collateral for loaned securities                            -      2,134          -      2,134      2,134
   Securities sold under agreement to repurchase                    -          -          -          -          -
   Short-term debt                                                  -     24,377          -     24,377     24,000
   Long-term debt                                                   -     86,785          -     86,785     85,000
   Other liabilities                                                -     38,262          -     38,262     38,262
                                                             -------- ---------- ---------- ---------- ----------
    Total liabilities                                        $      - $  270,926 $   13,900 $  284,826 $  283,515
                                                             ======== ========== ========== ========== ==========

                                                               December 31, 2011
                                                             ---------------------
                                                                         Carrying
                                                             Fair Value   Amount
                                                             ---------- ----------
                                                               Total      Total
                                                             ---------- ----------

Assets:
   Commercial mortgage and other loans                       $  247,865 $  230,201
   Policy loans                                                 235,706    177,162
   Cash                                                           2,342      2,342
   Accrued investment income                                     17,275     17,275
   Other assets                                                  19,763     19,486
                                                             ---------- ----------
    Total assets                                             $  522,951 $  446,466
                                                             ========== ==========
Liabilities:
   Policyholders' Account Balances - Investment Contracts       113,010    113,938
   Cash collateral for loaned securities                         17,012     17,012
   Securities sold under agreement to repurchase                  3,216      3,216
   Short-term debt                                               26,027     26,000
   Long-term debt                                                44,266     44,000
   Other liabilities                                             30,728     30,728
                                                             ---------- ----------
    Total liabilities                                        $  234,259 $  234,894
                                                             ========== ==========

(1)Carrying values presented herein differ from those in the Company's Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Securities Sold under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell, and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $117 million and $77 million as of December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $85 million and $54 million as of December 31, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-dealer or broker capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                             December 31, 2012              December 31, 2011
                                                      ------------------------------- ------------------------------
                                                                      Fair Value                       Fair Value
                                                       Notional  --------------------     Notional -------------------
                Primary Underlying                      Amount    Assets  Liabilities      Amount  Assets  Liabilities
----------------------------------------------------  ----------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedging Instruments:
  Currency/Interest Rate
  Currency Swaps                                      $   22,332 $      7 $  (1,330)      $ 14,972 $   221   $   (846)
                                                      ---------- -------- -----------     -------- ------- -----------
Total Qualifying Hedges                               $   22,332 $      7 $  (1,330)      $ 14,972 $   221   $   (846)
                                                      ========== ======== ===========     ======== ======= ===========
Derivatives Not Qualifying as Hedging Instruments:
  Interest
  Interest Rate Swaps                                 $   57,200 $  9,353 $        -      $ 57,200 $ 8,442   $       -
  Currency
  Credit
  Credit Default Swaps                                     9,275      614      (369)        17,000     118       (339)
  Currency/Interest Rate
  Currency Swaps                                           9,115        -      (836)        16,615       -       (909)
  Equity
  Equity Options                                       1,870,001   14,354    (9,555)             -       -           -
                                                      ---------- -------- -----------     -------- ------- -----------
Total Non-Qualifying Hedges                            1,945,591   24,321   (10,760)        90,815   8,560     (1,248)
                                                      ========== ======== ===========     ======== ======= ===========
Total Derivatives (1)                                 $1,967,923 $ 24,328 $ (12,090)      $105,787 $ 8,781   $ (2,094)
                                                      ========== ======== ===========     ======== ======= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $119 million and $80 million as of December 31, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31, 2012
                                    ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment     Other       Comprehensive
                                    Gains/(Losses)        Income       Income        Income(1)
                                    ----------------    -----------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           23 $        8  $            (697)
                                    --------------      ----------     ------      -------------
  Total cash flow hedges                         -              23          8               (697)
                                    --------------      ----------     ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              2,648               -          -                  -
  Currency                                       2               -          -                  -
  Currency/Interest Rate                      (147)              -         (6)                 -
  Credit                                      (285)              -          -                  -
  Equity                                      (211)              -          -                  -
  Embedded Derivatives                      (7,631)              -          -                  -
                                    --------------      ----------     ------      -------------
  Total non-qualifying hedges               (5,624)              -         (6)                 -
                                    --------------      ----------     ------      -------------
  Total                         $           (5,624) $           23 $        2  $            (697)
                                    ==============      ==========     ======      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                                  Year Ended December 31, 2011
-                                   ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment      Other      Comprehensive
                                    Gains/(Losses)        Income        Income       Income(1)
                                    --------------------------------    -------    -------------
                                                         (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $          (41) $        2 $             471
                                    --------------      ----------      ------     -------------
  Total cash flow hedges                         -             (41)          2               471
                                    --------------      ----------      ------     -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              9,402               -           -                 -
  Currency                                       -               -           -                 -
  Currency/Interest Rate                      (181)              -           -                 -
  Credit                                        68               -           -                 -
  Equity                                         -               -           -                 -
  Embedded Derivatives                    (121,599)              -           -                 -
                                    --------------      ----------      ------     -------------
  Total non-qualifying hedges             (112,310)              -           -                 -
                                    --------------      ----------      ------     -------------
  Total                         $         (112,310) $          (41) $        2 $             471
                                    ==============      ==========      ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                  Year Ended December 31, 2010
                                ----------------------------------------------------------------
                                                                                   Accumulated
                                       Realized            Net                        Other
                                      Investment        Investment     Other      Comprehensive
                                    Gains/(Losses)        Income       Income       Income(1)
                                ----------------------------------------------------------------
                                                  (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           45 $        2 $            (426)
                                    --------------      ----------     ------     -------------
  Total cash flow hedges                         -              45          2              (426)
                                    --------------      ----------     ------     -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              6,717               -          -                 -
  Currency                                       -               -          -                 -
  Currency/Interest Rate                       617               -          -                 -
  Credit                                      (762)              -          -                 -
  Equity                                         -               -          -                 -
  Embedded Derivatives                      47,806               -          -                 -
                                    --------------      ----------     ------     -------------
  Total non-qualifying hedges               54,378               -          -                 -
                                    --------------      ----------     ------     -------------
  Total                         $           54,378  $           45 $        2 $            (426)
                                    ==============      ==========     ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2012, 2011 and 2010, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2009                                                                    $  (675)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2010              (373)
Amount reclassified into current period earnings                                                  (52)
                                                                                     ----------------
Balance, December 31, 2010                                                                     (1,100)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011            (7,152)
Amount reclassified into current period earnings                                                7,622
                                                                                     ----------------
Balance, December 31, 2011                                                                       (630)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012              (666)
Amount reclassified into current period earnings                                                  (31)
                                                                                     ----------------
Balance, December 31, 2012                                                                    $(1,327)
                                                                                     ================

As of December 31, 2012 and 2011, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $10 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million and less than $1 million, at December 31, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 8 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair values are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million at both December 31, 2012 and December 31, 2011. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $2 million and $3 million at December 31, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2012 and December 31, 2011, the Company had $9 million and $7 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $39 million of commercial loans as of December 31, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $6 million as of December 31, 2012.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint. In December 2012, the Court granted the Company's motion to dismiss, and the complaint was dismissed with prejudice.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc.,
The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the years ended December 31, 2012, 2011 and 2010. The expense charged to the Company for the deferred compensation program was $1 million for the years ended December 31, 2012 and 2011 and less than $1 million for the year ended December 31, 2010.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $2 million for the years ended December 31, 2012 and 2011 and $1 million for the year ended December 31, 2010.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $1 million for the years ended December 31, 2012, 2011 and 2010.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $106 million, $95 million and $81 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,195 million at December 31, 2012 and $1,068 million at December 31, 2011. Fees related to these COLI policies were $16 million, $16 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Pruco Life

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                2012           2011
                            ------------   ------------
                                  (in thousands)
Reinsurance recoverables    $      5,287   $      6,716

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                2012    2011     2010
                               ------  ------  -------
                                    (in thousands)
Policy charges and fee income  (8,075) (7,602) (10,473)
Policyholders' benefits         1,220   2,738    5,738

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and Return of Premium Term Life, or ("ROP Term Life"), through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                 2012              2011
                                            --------------    --------------
                                                     (in thousands)
Reinsurance recoverables                    $      442,720    $      403,222
Deferred policy acquisition costs                  (91,561)          (96,712)
Other liabilities (reinsurance payables)             9,628             9,322

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                 2012             2011             2010
                                                           ---------------- ---------------- ----------------
Premiums                                                   $      (117,642) $      (124,578) $      (134,459)
Policyholders' benefits                                             104,944           99,155          107,939
Reinsurance expense allowances, net of capitalization and
 amortization                                                        24,387           25,867           29,085

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                 2012              2011
                                            ---------------   ---------------
                                                     (in thousands)
Reinsurance recoverables                    $        50,283   $        27,704
Deferred policy acquisition costs                  (51,914)          (31,443)
Other liabilities (reinsurance payables)              3,461             2,515

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012            2011            2010
                                                                        --------------- --------------- ---------------
                                                                                        (in thousands)
Premiums                                                                $      (39,506) $      (24,402) $      (11,179)
Policyholders' benefits                                                          28,819          18,549           7,662
Reinsurance expense allowances, net of capitalization and amortization            7,427           4,403           2,399

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2012 the Company recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed below.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                2012            2011
                                            -------------   -------------
                                                   (in thousands)
Reinsurance recoverables                    $      23,766   $      30,045
Other liabilities (reinsurance payables)            2,476           3,389

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012            2011            2010
                                                                        --------------- --------------- ---------------
                                                                                        (in thousands)
Premiums                                                                $       (3,137) $       (2,828) $       (3,638)
Policy charges and fee income                                                  (27,995)        (38,469)        (54,067)
Policyholders' benefits                                                          25,636          42,968          60,222
Reinsurance expense allowances, net of capitalization and amortization         (12,103)         (9,884)        (10,072)

PAR U

Effective July 1, 2012, the Company, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

During the fourth quarter of 2012, the agreement between the Company and PAR U was amended to revise language to the consideration due to PAR U. This amendment resulted in a $21 million cash payment from the Company to PAR U.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                           2012
                                                      --------------
                                                      (in thousands)
            Reinsurance recoverables                     $261,318
            Policy loans                                  (13,368)
            Deferred policy acquisition costs              (6,544)
            Other liabilities (reinsurance payables)       15,447

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012
                                                                        --------------
                                                                        (in thousands)
Policy charges and fee income                                           $     (21,150)
Net investment income                                                            (152)
Other income                                                                    1,807
Interest credited to policyholders' account balance                             4,000
Policyholders' benefits                                                         9,018
Reinsurance expense allowances, net of capitalization and amortization          6,611

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                          2012          2011          2010
                                                                      ------------- ------------- ------------
                                                                                   (in thousands)
Pruco Reinsurance
 Effective August 20, 2012
   Highest Daily Lifetime Income 2.0 ("HDI2.0")                                  98             -            -
   Spousal Highest Daily Lifetime Income 2.0 ("SHDI2.0")                         25             -            -
Effective October 1, 2011
   Highest Daily Lifetime Income ("HDI")                              $      11,456 $       9,369 $          -
   Spousal Highest Daily Lifetime Income ("SHDI")                             3,555         2,973            -
   Highest Daily Lifetime 6 Plus ("HD6+")                                    11,868        40,887            -
   Spousal Highest Daily Lifetime 6 Plus ("SHD6+")                            4,717        14,490            -
Effective Since 2006
   Spousal Lifetime Five ("SLT5")                                               168           173          167
Effective Since 2005
   Lifetime Five ("LT5")                                                      1,221         1,244        1,195
                                                                      ------------- ------------- ------------
Total Pruco Reinsurance                                               $      33,109 $      69,136 $      1,362
                                                                      ------------- ------------- ------------

Effective October 1, 2011, the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62 million and established a reinsurance recoverable of $31 million resulting in an initial ceding loss of $32 million, recognized in "Realized investment gains (losses), net" in 2011.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $85 million and $54 million as of December 31, 2012 and 2011, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were ($2) million, ($27) million and ($0.4) million for the years ended December 31, 2012, 2011 and 2010, respectively. Changes in realized gains (losses) for the year ended December 31, 2012, 2011 and 2010 periods were primarily due to changes in market conditions in each respective period.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates

In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During the second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc, formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $19.3 million, $12.3 million and $3.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.1 million, $6.0 million and $5.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Company's Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $2.6 million, $2.3 million and $2.1 million for the years ended
December 31, 2012, 2011 and 2010, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income (Loss).

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Affiliated Asset Transfers

The Company buys and sells assets to and from affiliated companies.

In December 2011, the Company purchased commercial loans from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

In September 2012, the Company transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. The Company had $24 million in short term debt as of December 31, 2012, including $11 million with Prudential Financial and $13 million with Washington Street Investment, and $26 million in short-term debt as of December 31, 2011. The Company had no short-term debt outstanding as of December 31, 2010. Total interest expense on this short-term affiliated debt to the Company was $0.2 million, $0.01 million and $0.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On December 16, 2011 the Company entered into a series of five $11 million borrowings with Prudential Financial, totaling $55 million. The loans have fixed interest rates ranging from 2.08% to 3.61% and maturity dates staggered one year apart, from December 17, 2012 to December 16, 2016. On December 16, 2012 one of these borrowings became current and is now classified as short-term debt on The Statements of Financial Position as of December 31, 2012. On December 17, 2012 another one of these $11 million borrowings was repaid. The total interest expense on this affiliated debt was $1.6 million and less than $0.1 million for the year ended December 31, 2012 and 2011, respectively.

On December 17, 2012, the Company entered into a series of five $13 million borrowings with Washington Street Investment, totaling $65 million. The loans have fixed interest rates ranging from 0.95% to 1.87% and maturity dates staggered one year apart, from December 17, 2013 to December 17, 2017. Of these borrowings, $13 million is current and is classified as short-term debt on The Statements of Financial Position as of December 31, 2012. The total interest expense on this affiliated debt was less than $0.1 million for the year ended December 31, 2012.

Contributed Capital

In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized in the table below:

                                                    March 31     June 30     September 30  December 31,
                                                   ---------------------------------------------------
                                                                      (in thousands)
2012
Total revenues                                     $    79,015 $    60,048  $      69,626  $    75,916
Total benefits and expenses                                305     102,086         15,142       23,805
Income (loss) from operations before income taxes       78,710     (42,038)        54,484       52,111
Net income (loss)                                  $    53,390 $   (27,449) $      40,293  $    37,825
                                                   =========== ===========  =============  ===========

2011
Total revenues                                     $    80,087 $    60,305  $     (51,055) $    31,823
Total benefits and expenses                             39,265      46,653        111,568       32,069
Income (loss) from operations before income taxes       40,822      13,652       (162,623)        (246)
Net income (loss)                                  $    28,566 $    10,231  $    (101,424) $     2,840
                                                   =========== ===========  =============  ===========

The quarterly historical information presented in the table above has been revised to reflect the impact of the retrospective adoption of the amended guidance related to the deferral of acquisition costs.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income. Further, as described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/
PRICEWATERHOUSECOOPERS LLP

New York, New York
March 15, 2013

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2012 and 2011; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2012, 2011 and 2010; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b)Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).


   (1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

   (2) Agreements for custody of securities and similar investments--Not Applicable.

(3)(a)  Specimen Selected Broker Agreement used by PAD (Note 2)

   (b) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 11)

(4)(a) The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). (Note 1)

   (b) The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). (Note 1)

   (c)  Enhanced Dollar Cost Averaging Rider. (Note 1)

   (d)  Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

   (e)  Guaranteed Minimum Income Benefit Rider. (Note 1)

   (f)  Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

   (g)  Highest Anniversary Value Death Benefit Rider. (Note 1)

   (h)  Highest Anniversary Value Death Benefit Schedule Supplement.
        (Note 1)

   (i)  Longevity Credit Rider. (Note 1)

   (j)  Guaranteed Minimum Payments Benefit Rider. (Note 1)

   (k)  Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

   (l)  403(b) Annuity Endorsement. (Note 1)

   (m)  Individual Retirement Annuity Endorsement. (Note 1)

   (n)  Roth Individual Retirement Annuity Endorsement. (Note 1)

   (o)  Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 10)

   (p)  Highest Daily Lifetime Seven Benefit Rider (Note 11)

   (q) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

   (r)  Schedule Supplement for Highest Daily Lifetime Seven with
        Beneficiary Income Option. (Note 13)

   (s)  Highest Daily Lifetime Seven Benefit Schedule Supplement
        (P-SCH-HD7-(1/09)NY) (Note 14)

   (t)  Highest Daily Lifetime Five Benefit Schedule Supplement
        (P-SCH-HDLT-(1/09)NY) (Note 14)

   (u)  Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY) (Note 14)

   (v)  Beneficiary Individual Retirement Annuity Endorsement
        (P-END-IRABEN(2/09)NY) (Note 14)

   (w) Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY) (Note 14)

   (x)  Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY)
        (Note 14)

   (y)  Highest Daily Lifetime 7 Plus Schedule Supplement
        (P-SCH-HD7-(2/09)NY) (Note 14)

   (z)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY) (Note 15)

  (aa)  Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY) (Note
        15)

  (ab)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY) (Note 16)

  (ac)  Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY) (Note
        16)

  (ad)  Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY) (Note
        17)

  (ae)  Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY)
        (Note 17)

  (af)  Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY)
        (Note 17)

  (ag)  Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(8/10)NY). (Note 19)

  (ah)  Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(8/10)NY). (Note 19)

  (ai)  Amendatory for Endorsement. (Note 24)

(5)(a)  Application form for the Contract. (Note 7)

   (b)  Election form for Lifetime Five and Spousal Lifetime Five (Note 7)

(6)(a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 5)

   (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

   (c) Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012 (Note 23)

      (7) Contract of reinsurance in connection with variable annuity contracts:

      (a)  Coinsurance Agreement for LT5WB. (Note 1)

      (b)  Coinsurance Agreement for SLT5WB. (Note 18)

      (c)  Amendment 1 to Coinsurance Agreement for SLT5WB. (Note 18)

      (8) Other material contracts performed in whole or in part after the date the registration statement is filed:

      (a)  Copy of Fund Participation Agreement. (Note 4)

      (b)  Copy of Rule 22C-2 Agreement. (Note 9)

      (c)  Amendment to Fund Participation Agreement. (Note 24)

      (9)  Opinion of Counsel. (Note 7)

     (10) Written Consent of Independent Registered Public Accounting Firm. (Note 25)

     (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

     (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

     (13)  Powers of Attorney.

      (a)  Bernard J. Jacob (Note 12)

      (b)  Robert F. O'Donnell (Note 21)

      (c)  Kent D. Sluyter (Note 22)

      (d)  Richard F. Lambert (Note 22)

      (e)  Yanela C. Frias (Note 22)

      (f)  Powers of Attorney for John Chieffo and Kenneth Y. Tanji (Note 24)

 (Note 1) Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

 (Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

 (Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

 (Note 7) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 8) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed October 6, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 9) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)  Incorporated by reference to Post-Effective Amendment No. 5, Form
           N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)  Incorporated by reference to Post-Effective Amendment No. 9, Form
           N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)  Incorporated by reference to Post-Effective Amendment No. 10,
           Form N-4, Registration No. 333-131035, filed April 15, 2008 on behalf of Pruco Life of New Jersey Flexible Premium variable Annuity Account.

(Note 13)  Incorporated by reference to Post-Effective Amendment No. 15,
           Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(Note 14)  Incorporated by reference to Post-Effective Amendment No.18,
           Registration No. 333-131035 filed January 28, 2008 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)  Incorporated by reference to Post-Effective Amendment No. 22 to
           Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)  Incorporated by reference to Post-Effective Amendment No. 23 to
           Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17)  Incorporated by reference to Post-Effective Amendment No. 24 to
           Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18)  Incorporated by reference to Post-Effective Amendment No. 26 to
           Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 19)  Incorporated by reference to Post-Effective Amendment No. 27 to
           Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 20)  Incorporated by reference to Post-Effective Amendment No. 31 to
           Form N-4 Registration No. 333-131035, filed December 8, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 21)  Incorporated by reference to Post-Effective Amendment No. 33 to
           Registration No. 333-131035, filed August 16, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 22)  Incorporated by reference to Post-Effective Amendment No. 35 to
           Registration No. 333-131035, filed February 13, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 23)  Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 24)  Incorporated by reference to Post-Effective No.36 to Registration
           No. 333-131035 filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 25)  Filed Herewith

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

The directors and major officers of Pruco Life of New Jersey are listed below:


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------    --------------------------------------

John Chieffo                           Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Joseph D. Emanuel                      Vice President, Chief Legal Officer,
One Corporate Drive                    and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                        Vice President, Director,
213 Washington Street                  Chief Accounting Officer, and
Newark, New Jersey J 07102-2917        Chief Financial Officer

Sarah J. Hamid                          Senior Vice President, Chief Actuary,
213 Washington Street                   and Appointed Actuary
Newark, New Jersey 07102-2992

Bernard J. Jacob                       Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                     Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                      Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell                     Director, Chief Executive Officer,
One Corporate Drive                     and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                        Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

Kenneth Y. Tanji                       Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February 22, 2013, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of October 31, 2013, there were 1,128 Qualified and 412 Non-Qualified Contract owners of the B share, 1,706 Qualified and 989 Non-Qualified Contract owners of the L share and 3,359 Qualified and 1,213 Non-Qualified Contract owners of the X share.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:




                                        POSITIONS AND OFFICES
 NAME                                      WITH UNDERWRITER
 ----                                   ---------------------
 Timothy S. Cronin                      Senior Vice President
 One Corporate Drive
 Shelton, Connecticut
 06484-6208

 Bruce Ferris                           President and Chief Executive Officer
 One Corporate Drive                    and Director
 Shelton, Connecticut
 06484-6208

 Yanela C. Frias                        Senior Vice President and Director
 213 Washington Street
 Newark, New Jersey
 07102-2917

 Jacob M. Herschler                     Senior Vice President and Director
 One Corporate Drive
 Shelton, Connecticut
 06484-6208

 Patricia L. Kelley                     Senior Vice President and Director
 One Corporate Drive
 Shelton, Connecticut
 06484-6208

 Steven P. Marenakos                    Senior Vice President and Director
 One Corporate Drive
 Shelton, Connecticut
 06484-6208

 Yvonne Rocco                           Senior Vice President
 751 Broad Street
 Newark, New Jersey
 07102-3714

 Adam Scaramella                        Vice President, Secretary and Chief
 2101 Welsh Road                        Legal Officer
 Dresher, Pennsylvania
 19025-5001

 Mark E. Sieb                           Treasurer
 751 Broad Street
 Newark, New Jersey
 07102-3714

 Steven Weinreb                         Chief Financial Officer and Controller
 3 Gateway Center
 Newark, New Jersey
 07102-4061

 Michael B. McCauley                    Vice President and Chief Compliance
 One Corporate Drive                    Officer
 Shelton, Connecticut
 06484-6208

 Robert R. Costello                     Vice President
 2101 Welsh Road
 Dresher, Pennsylvania
 19025-5000

 Andrew A. Morawiec                     Vice President
 One Corporate Drive
 Shelton, Connecticut
 06484-6208


(c) Commissions received by PAD during 2012 with respect to all individual annuities issued by Pruco Life of New Jersey.

                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc.*    $106,497,788        $-0-          $-0-         $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 23/rd/ day of December, 2013.

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  Registrant


                By: Pruco Life Insurance Company of New Jersey

                                   Depositor

/s/ Robert F. O'Donnell
-------------------------
Robert F. O'Donnell
President and Chief
Executive Officer


                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                   Depositor

By:  /s/ Robert F. O'Donnell
     -------------------------
     Robert F. O'Donnell
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                          Date
---------             ------------------------------------------ ------------------
Robert F. O'Donnell*  Chief Executive Officer, President and     December 23, 2013
--------------------- Director
Robert F. O'Donnell

Yanela C. Frias*      Chief Financial Officer, Chief Accounting  December 23, 2013
--------------------- Officer, Vice President and Director
Yanela C. Frias

Kent D. Sluyter*      Director                                   December 23, 2013
---------------------
Kent D. Sluyter

Kenneth Y. Tanji*     Director                                   December 23, 2013
---------------------
Kenneth Y. Tanji

John Chieffo*         Director                                   December 23, 2013
---------------------
John Chieffo

Bernard J. Jacob*     Director                                   December 23, 2013
---------------------
Bernard J. Jacob

Richard F. Lambert*   Director                                   December 23, 2013
---------------------
Richard F. Lambert

By:/s/ Lynn K. Stone
---------------------
Lynn K. Stone


* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS



(b)10     Written Consent of Independent Registered Public Accounting Firm